UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders
[Logo – American Funds®]

The right choice for the long term®

American Funds Insurance Series

[photo – meadow of wildflowers with snow covered mountains in the background]

Semi-annual report for the six months ended June 30, 2007

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

Investment portfolios

Global Discovery Fund	18
Global Growth Fund	21
Global Small Capitalization Fund	24
Growth Fund	28
International Fund	31
New World Fund	34
Blue Chip Income and Growth Fund	37
Global Growth and Income Fund	40
Growth-Income Fund	43
Asset Allocation Fund	46
Bond Fund	50
Global Bond Fund	54
High-Income Bond Fund	58
U.S. Government/AAA-Rated Securities Fund	63
Cash Management Fund	66

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.

This report shows investment results for Class 1, 2 and 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the individual fund reports are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks and can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses.

[photo - meadow of wildflowers with snow covered mountains in the background]

Fellow investors:

The six months ended June 30, 2007, was a rewarding period for investors as equity and bond markets in the United States and around the globe rose in value. Against this backdrop, every investment option in the American Funds Insurance Series gained ground.

Markets outside the U.S. once again generated strong returns. Those returns combined with the weak U.S. dollar — the dollar lost 2.52% against the euro and 2.41% against the British pound — to reward individuals who invested a portion of their assets in non-U.S. stocks and bonds. Returns in the U.S. markets were also solid but lagged their non-U.S. counterparts.

During the first half of this year, Standard and Poor’s 500 Composite Index, a broad measure of the U.S. stock market, gained 6.96%, and the Nasdaq Composite Index, home to many of the nation’s technology companies, gained 7.78%. The MSCI EAFE (Europe, Australasia, Far East) Index, a measure of non-U.S. stock markets, rose 11.09%.

Bond markets in the U.S. and abroad generally posted modest gains, lagging the equity markets. The Citigroup Broad Investment-Grade (BIG) Bond Index gained 0.89%, while the Credit Suisse High Yield Index rose 3.68%.

The strength in stock markets around the world reflects the continued global economic growth in both developed economies and in the developing world. Strong economic growth in Europe and emerging markets offset some of the worries generated by the slowing pace of expansion in the U.S. economy.

Emerging markets again proved especially resilient with domestic growth providing a boost to economies in China, India and Brazil. The MSCI Emerging Markets Index rose 17.75% during the six months ended June 30, 2007.

Global growth was also driven by the tremendous amount of liquidity in the economic system. The high levels of available capital at relatively low cost have helped fuel a wave of corporate buyouts and private equity acquisitions. Perhaps the most notable example was the sale of Chrysler to a private equity firm.

In the U.S., concerns early in the year that the economy was slowing led investors to speculate that the Federal Reserve might cut interest rates. The prospect of lower interest rates boosted bond prices temporarily. However, the economy showed signs of renewed strength in the second quarter, and the outlook for interest rates changed. By the end of the second quarter, most investors believed the Fed would leave rates unchanged. As a result, bond prices declined again, and yields rose.

It is still unclear, however, which direction the economy will eventually take. Economic growth slowed during the first quarter of the year — the economy expanded at an annual rate of only 0.6%, according to the Bureau of Labor Statistics — but the slower growth is not surprising considering the economy has now been expanding steadily for more than six years. During past expansions, the economy has typically paused before gaining strength again.

In other countries, there appears to be greater concern that strong growth may lead to higher inflation. Concerns over the pace of growth have prompted many central banks to raise interest rates. The European Central Bank, for example, raised short-term interest rates to 4%, their highest level in six years. In the U.S., however, the Fed — which raised short-term interest rates four times in the first half of 2006 — held rates steady during the first six months of 2007.

In the current environment — with the economy poised between accelerated growth or further slowing, and the outlook uncertain for interest rates — we will continue to pay especially close attention to the risks involved in all our investment decisions. We look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton	/s/ Donald D. O’Neal
James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President

August 6, 2007

Total returns for periods ended June 30, 2007

Figures shown here for American Funds Insurance Series are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

				Average				Gross
		Cumulative		annual				expense
		6 months	1 year	5 years	10 years	Lifetime		ratios[1]

Global Discovery Fund	Class 1	+9.39%	+25.48%	+14.04%	—	+8.12%		+0.62%
(since 7/5/01)	Class 2	+9.27	+25.17	+13.76	—	+7.86		+0.87

Global Growth Fund	Class 1	+10.22	+25.17	+16.87	+12.13%	+12.62		+0.58
(since 4/30/97)	Class 2	+10.09	+24.89	+16.59	+11.85	+12.34		+0.83

Global Small
Capitalization Fund	Class 1	+21.14	+37.64	+24.22	—	+16.70		+0.77
(since 4/30/98)	Class 2	+20.97	+37.24	+23.94	—	+16.42		+1.02

Growth Fund	Class 1	+10.74	+19.29	+15.06	+13.44	+14.92		+0.34
(since 2/8/84)	Class 2	+10.60	+19.00	+14.77	+13.17	+14.61		+0.59
	Class 3	+10.65	+19.08	+14.85	+13.24	+14.72		+0.52

International Fund	Class 1	+12.76	+26.92	+18.35	+10.92	+11.37		+0.54
(since 5/1/90)	Class 2	+12.62	+26.61	+18.05	+10.64	+11.09		+0.79
	Class 3	+12.64	+26.68	+18.13	+10.72	+11.17		+0.72

New World Fund	Class 1	+16.11	+41.59	+23.65	—	+14.29		+0.88
(since 6/17/99)	Class 2	+15.95	+41.15	+23.33	—	+14.00		+1.13

Blue Chip Income
and Growth Fund	Class 1	+7.36	+20.78	+11.00	—	+6.19		+0.43
(since 7/5/01)	Class 2	+7.31	+20.50	+10.73	—	+5.92		+0.68

Global Growth and
Income Fund	Class 1	+8.36	+24.58	—	—	+16.72		+0.72	[2]
(since 5/1/06)	Class 2	+8.18	+24.30	—	—	+16.39		+0.97	[2]

Growth-Income Fund	Class 1	+8.21	+20.09	+11.61	+9.83	+13.27		+0.28
(since 2/8/84)	Class 2	+8.07	+19.76	+11.33	+9.56	+12.95		+0.53
	Class 3	+8.14	+19.89	+11.41	+9.64	+13.07		+0.46

Asset Allocation Fund	Class 1	+7.93	+17.49	+10.43	+8.09	+9.88		+0.33
(since 8/1/89)	Class 2	+7.77	+17.17	+10.15	+7.82	+9.59		+0.58
	Class 3	+7.78	+17.30	+10.23	+7.90	+9.69		+0.51

Bond Fund	Class 1	+1.70	+7.62	+7.05	+6.04	+6.13		+0.43
(since 1/2/96)	Class 2	+1.63	+7.40	+6.80	+5.78	+5.88		+0.68

Global Bond Fund	Class 1	+1.96	—	—	—	+4.53	[3]	+0.61	[4]
(since 10/4/06)	Class 2	+1.87	—	—	—	+4.29	[3]	+0.86	[4]

High-Income Bond Fund	Class 1	+3.73	+11.32	+12.78	+6.92	+10.39		+0.49
(since 2/8/84)	Class 2	+3.58	+10.95	+12.50	+6.65	+10.02		+0.74
	Class 3	+3.69	+11.11	+12.59	+6.73	+10.19		+0.67

U.S. Government/AAA-Rated
Securities Fund	Class 1	+0.94	+5.66	+3.81	+5.50	+6.90		+0.47
(since 12/2/85)	Class 2	+0.83	+5.39	+3.56	+5.24	+6.58		+0.72
	Class 3	+0.83	+5.45	+3.63	+5.31	+6.71		+0.65

Cash Management Fund[5]	Class 1	+2.45	+5.07	+2.49	+3.53	+4.92		+0.33
(since 2/8/84)	Class 2	+2.39	+4.84	+2.25	+3.28	+4.62		+0.58
	Class 3	+2.46	+5.00	+2.32	+3.35	+4.74		+0.51

[1]
The gross expense ratios are as of December 31, 2006, and do not reflect a fee waiver currently in effect; therefore, the actual expense ratios are lower. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report or the most recent prospectus for details.

[2]	Annualized and not representative of a full year.
[3]	Cumulative total return from inception.
[4]	Estimated based on actual expenses from date share class first offered through December 31, 2006.
[5]
As of June 30, 2007, Cash Management Fund’s annualized seven-day yield was 5.00% (4.96% without the fee waiver) for Class 1 shares; 4.77% (4.74% without the fee waiver) for Class 2 shares; and 4.82% (4.79% without the fee waiver) for Class 3 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

Global Discovery Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Discovery Fund gained 9.27% during the six months ended June 30, 2007, outpacing both of its relevant benchmarks. The Global Service and Information Index, which tracks the types of companies the fund invests in, rose 6.14%, while the S&P 500 gained 6.96%. The Lipper Multi-Cap Growth Funds Index gained 9.32%.

The fund’s managers found opportunities around the globe during the period, and on June 30, 2007, the portfolio was 45.7% invested in the U.S., 25.4% in Europe and 13.1% in Asia/Pacific Basin. Strength in markets outside the U.S. was widespread, with almost every stock market in the world gaining ground.

The fund’s investments outside the U.S. were helped by the dollar’s continued weakness — a loss of 2.5% against the euro during the period.

The fund’s portfolio was also diversified across a range of industries, including energy, insurance and telecommunication services. During the fiscal period, its investments in wireless telecommunication services and in energy equipment and services helped boost the fund’s returns, while its holdings in computers and peripherals and in biotechnology detracted from results.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]

Percent of net assets

The Americas	48.7%
Europe	25.4
Asia/Pacific Basin	13.1
Other regions	1.5
Short-term securities & other assets less liabilities	11.3

[end pie chart]

The Americas
United States	45.7
Mexico	2.3
Brazil	0.7
48.7

Europe
Germany	4.8%
France	3.2
Finland	2.4
United Kingdom	2.4
Austria	1.8
Sweden	1.7
Ireland	1.4
Spain	1.3
Switzerland	1.2
Denmark	1.1
Netherlands	1.1
Other	3.0
25.4

Asia/Pacific Basin
Hong Kong	2.7
Taiwan	2.5
Japan	2.0
China	1.5
Australia	1.5
Singapore	1.1
Other	1.8
13.1

Other regions
South Africa	1.5
1.5

Short-term securities & other assets less liabilities	11.3
Total	100.0%

Objective: Seeks long-term growth of capital through investments in services and information companies in the U.S. and around the world.

Special characteristics: Invests primarily in securities of companies whose prospects are tied to the services and information areas of the global economy.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Global Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Growth Fund rose 10.09% in value in the fiscal half-year ended June 30, 2007. This return surpassed the 9.48% gain generated by the MSCI World Index, the fund’s relevant benchmark.

The first six months of 2007 was a good period to invest outside the U.S. as non-U.S. markets continued to outpace their U.S. counterparts. The dollar’s continued weakness also boosted returns generated in non-U.S. equities.

Although the fund’s largest concentration of assets in any individual country was in the U.S., with 26.3%, the fund looked beyond U.S. borders for the majority of its investments. Japan, with 7.9% of assets, was the second-largest concentration. Investments in Japan were held back by the dollar’s 3.5% gain against the yen.

In addition, the fund was helped by its holdings in oil, gas and consumable fuels and in chemicals, while its investments in hotels, restaurants and leisure and in automobiles held returns back.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]

Percent of net assets

Europe	33.8%
The Americas	29.9
Asia/Pacific Basin	22.3
Other regions	.6
Short-term securities & other assets less liabilities	13.4

[end pie chart]

Europe
Germany	7.0%
United Kingdom	5.6
France	5.3
Netherlands	5.0
Finland	1.6
Denmark	1.6
Switzerland	1.4
Austria	1.1
Italy	1.0
Other	4.2
33.8

The Americas
United States	26.3
Canada	1.5
Mexico	1.3
Brazil	.8
29.9

Asia/Pacific Basin
Japan	7.9
India	4.4
South Korea	3.0
Australia	2.8
Hong Kong	1.4
Taiwan	1.0
Other	1.8
22.3

Other regions	.6

Short-term securities & other assets less liabilities	13.4
Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.

Special characteristics: Can invest virtually anywhere in the world, including the U.S. The fund invests company by company — not by country or region — relying on thorough research to find the best opportunities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Global Small Capitalization Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Small Capitalization Fund had the best results of any investment option in the American Funds Insurance Series, gaining 20.97% in the six months ended June 30, 2007, while the S&P/Citigroup Global/World Indexes, a combination of four indexes that measures companies with a market capitalization of less than $3 billion, rose 14.18%. The Lipper Global Small-Cap Funds Average rose 12.91%.

The fund continued to find good opportunities in the U.S., as well as other developed markets. Indeed, the majority of the fund’s assets were invested outside the U.S. Trends that helped the fund gain significant ground in calendar year 2006 — strong returns generated by small-cap companies, solid returns in markets outside the U.S. and the dollar’s weakness — continued to boost returns.

The fund is invested in more than 20 industries, but its investments in machinery and in construction and engineering provided strength, while its investments in thrifts and mortgage finance and in specialty retail detracted from results.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

The Americas	39.7%
Asia/Pacific Basin	31.2
Europe	22.8
Short-term securities & other assets less liabilities	6.3

[end pie chart]

The Americas
United States	28.6
Canada	9.2
Brazil	1.7
Argentina	0.2
39.7

Asia/Pacific Basin
South Korea	10.9
Hong Kong	3.4
Philippines	3.2
Australia	2.6
Singapore	2.2
Taiwan	1.9
India	1.8
Thailand	1.7
China	1.3
Other	2.2
31.2

Europe
United Kingdom	7.5%
Greece	4.6
Netherlands	1.7
Luxembourg	1.3
Norway	1.0
Other	22.8
22.8

Short-term securities & other assets less liabilities	6.3
Total	100.0%

Objective: Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world.

Special characteristics: Typically invests at least 80% of assets in stocks of companies with market capitalizations ranging from $50 million to $3.5 billion.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth Fund gained 10.60% during the six months ended June 30, 2007, outpacing the 6.96% gain posted by the S&P 500.

The first half of 2007 was a good period for U.S. equity investors by almost all measures. In addition to the S&P 500’s increase, the Dow Jones Industrial Average rose 8.75%, and the Nasdaq Composite Index was up 7.78%. The markets drew much of their strength from strong corporate earnings and the tremendous amount of liquidity in the market, which fueled mergers and acquisitions activity.

As the year began, some investors feared the economic expansion was faltering — the economy grew at an annual rate of only 0.6% during the first quarter — but as the year progressed, economic reports, such as figures on the number of jobs created, indicated that the expansion appeared to have paused, not stalled. Such a pause is common during extended economic expansions.

During the first half of this year, the fund was helped by its investments in oil, gas and consumable fuels and in energy equipment and services, while its holdings in biotechnology and in specialty retail held results back.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

Information Technology	16.3%
Consumer Discretionary	13.6
Energy	13.4
Health Care	8.5
Financials	7.2
Other	29.1
Short-term securities & other assets less liabilities	11.9

[end pie chart]

Objective: Seeks growth of capital by investing primarily in U.S. common stocks.

Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

International Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

International Fund rose 12.62% in the six months ended June 30, 2007, reflecting the strength of non-U.S. markets. The MSCI EAFE (Europe, Australasia, Far East) Index, the fund’s relevant benchmark, gained 11.09%. The fund also outpaced the MSCI ACWI (All Country World Index) Index, ex-USA — a broader measure of global markets than the MSCI EAFE and a better reflection of the fund’s investment universe — which rose 12.58%.

Two forces drove International Fund’s results: the healthy returns generated by non-U.S. stock markets and the continued weakness of the dollar.

During the past three years, investing outside the U.S. has proven very rewarding. International Fund has grown at an average annual rate of 22.91%, compared to its lifetime average return of 11.09%. While investors should be pleased with these strong returns, they should also understand that this outperformance cannot be counted on to continue for long periods of time.

In this environment, International Fund’s investments in chemicals and in oil, gas and consumable fuels helped boost returns, while its holdings in consumer finance and in semiconductors and semiconductor equipment lost ground.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

Europe	54.2%
Asia/Pacific Basin	35.0
The Americas	6.8
Other countries	2.0
Short-term securities & other assets less liabilities	2.0

[end pie chart]

Europe
Germany	13.8%
Switzerland	8.5
France	8.2
United Kingdom	4.9
Netherlands	2.9
Denmark	2.6
Spain	2.5
Hungary	2.2
Austria	1.3
Norway	1.1
Ireland	1.0
Italy	1.0
Russia	1.0
Turkey	1.0
Other	2.2
54.2

Asia/Pacific Basin
Japan	9.7
South Korea	8.2
Taiwan	4.3
India	3.0
Australia	1.9
Hong Kong	1.8
Thailand	1.6
Singapore	1.1
Other	3.4
35.0

The Americas
Brazil	2.5
Mexico	2.5
Canada	1.8
6.8
Other countries
South Africa	1.5
Israel	0.5
2.0

Short-term securities & other assets less liabilities	2.0
Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the U.S.

Special characteristics: Invests mainly in growing companies, ranging from small firms to large corporations.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

New World Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

New World Fund rose 15.95% during the six months ended June 30, 2007, surpassing the 10.19% return generated by the MSCI ACWI (All Country World Index) Index, the fund’s relevant benchmark.

Although New World Fund is not an emerging markets fund — it holds a portion of its assets in bonds and invests in companies based in developed countries doing business in emerging markets — its return during the first six months of 2007 reflects the strength of those markets. The MSCI Emerging Markets Index gained 17.75%, outpacing the broader MSCI ACWI.

During the past five years, emerging markets, as measured by the MSCI Emerging Markets Index, have generated an average annual return of 30.66%, and New World Fund’s return over the same period has been 23.33%. It is important to remember that this level of returns is unlikely to continue for the long term.

Although the fund benefited from exposure to companies in emerging markets, it also drew strength from investments in developed markets. Its holdings in commercial banks and in industrial conglomerates helped returns, while investments in automobiles and in software held returns back.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

Asia/Pacific Basin	30.1%
Europe	29.3
The Americas	26.6
Other regions	8.8
Short-term securities & other assets less liabilities	5.2

[end pie chart]

Asia/Pacific Basin
India	7.5%
Taiwan	3.5
Japan	3.4
South Korea	3.3
Malaysia	2.5
China	1.7
Hong Kong	1.6
Indonesia	1.4
Kazakhstan	1.3
Philippines	1.2
Pakistan	1.2
Other	1.5
30.1

Europe
United Kingdom	5.0
Switzerland	3.3
Russia	2.5
Turkey	2.4
Finland	2.1
Austria	1.9
Poland	1.8
Slovenia	1.7
Spain	1.6
Denmark	1.2
Greece	1.2
France	1.1
Other	3.5
29.3

The Americas
Brazil	9.8
United States	7.4
Mexico	5.1
Columbia	1.1
Canada	1.1
Other	2.1
26.6

Other regions
South Africa	3.7
Israel	3.0
Oman	1.1
Egypt	1.0
8.8

Short-term securities & other assets less liabilities	5.2
Total	100.0%

Objective: Seeks long-term growth of capital by investing primarily in stocks of companies and bonds with significant exposure to countries that have developing economies and/or markets.

Special characteristics: Invests in securities of issuers based in qualified developing countries and in the developed world with significant assets or revenues attributable to developing countries.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Blue Chip Income and Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Blue Chip Income and Growth Fund rose 7.31%, surpassing the 6.96% gain posted by the S&P 500, its relevant benchmark.

The fund is designed to be at least 90% invested in top-quality companies at all times. During its lifetime of more than five years, it has outpaced the market by focusing on high-quality companies that pay dividends.

The fund’s results in the six-month period ended June 30, 2007, reflect the continuing momentum in the U.S. economy. While the pace of economic expansion has slowed in recent quarters, there is no sign of an impending recession. Corporate profits continue to post gains, which has fueled higher prices for stocks of blue chip companies in which the fund invests.

During the fiscal period just ended, the fund was helped by its holdings in pharmaceuticals and in semiconductors and semiconductor equipment. At the same time, its returns were held back by holdings in diversified financials and in biotechnology.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

Information technology	20.7%
Financials	18.4
Health care	13.9
Industrials	11.9
Consumer discretionary	8.6
Other industries	17.2
Short-term securities & other assets less liabilities	9.3

[end pie chart]

Objective: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.

Special characteristics: Invests primarily in securities of well-established, high-quality U.S. companies with market capitalizations of $4 billion and above.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Global Growth and Income Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Growth and Income Fund marked its first full year of operations on May 1, 2007. During the six months ended June 30, 2007, the fund was up 8.18%, trailing its relevant benchmark, the MSCI World Index, which gained 9.48%. Six months ago, when we last reported to investors, we noted the fund had outpaced its index but cautioned that the fund’s lifetime was still too short to significantly measure its returns. We would reiterate that point and note that six-month returns, while noteworthy, must be looked at in the context of a much longer time frame.

The fund was created to take advantage of global investment opportunities that offer both growth and income potential. Relying on extensive global research, the fund’s managers have found such opportunities around the world. At the end of the period, the fund had investments in more than 10 countries. Investments in the U.S. accounted for only 31.9% of the portfolio.

The fund was helped by its investments in chemicals and in oil, gas and consumable fuels, while holdings of companies in leisure equipment and products and in metals and mining hurt returns.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

The Americas	38.4%
Europe	24.9
Asia/Pacific Basin	22.3
Other countries	2.1
Cash & equivalents	12.3

[end pie chart]

The Americas
United States	31.9%
Canada	4.7
Brazil	1.2
Mexico	0.6
38.4

Europe
United Kingdom	6.5
France	4.5
Netherlands	3.3
Germany	2.6
Finland	2.4
Italy	1.3
Spain	1.3
Russia	1.0
Other	2.0
24.9

Asia/Pacific Basin
Japan	8.0
Taiwan	4.2
Australia	2.9
Hong Kong	2.1
South Korea	1.6
Other	3.5
22.3

Other countries
South Africa	1.3
Other	0.8
2.1

Short-term securities & other assets less liabilities	12.3
Total	100.0%

Objective: Seeks capital growth over time and to provide current income by investing primarily in stocks of well-established companies located around the world.

Special characteristics: Designed for investors seeking both capital appreciation and income; the fund tends to invest in stocks that are believed to be relatively resilient to market declines.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Growth-Income Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth-Income Fund gained 8.07% during the six months ended June 30, 2007, outpacing its relevant benchmark, the S&P 500, which rose 6.96%.

The fund concentrates on high-quality companies that pay dividends. With the U.S. economy continuing to grow and corporate profits still expanding, many of the fund’s largest holdings gained value. Concerns expressed early in the year that the pace of economic expansion was slowing abated as the year progressed and more economic data became available. However, it is still uncertain how big an impact the softening real estate market and associated problems of subprime mortgages will have on the economy. Over the next six to 12 months, the weakening demand for real estate may keep inflation in check.

In this environment, the fund was helped by its holdings in information technology and in energy. At the same time, however, its investments in financials and in utilities detracted from returns.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

Information technology	20.6%
Financials	12.2
Health care	11.9
Consumer discretionary	10.4
Energy	9.3
Other industries	24.8
Short-term securities & other assets less liabilities	10.8

[end pie chart]

Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Asset Allocation Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Asset Allocation Fund rose 7.77% in value during the six months ended June 30, 2007, outpacing both the S&P 500 and the Citigroup Broad Investment-Grade (BIG) Bond Index.

During the first six months of 2007, the fund had 72.4% of its portfolio invested in stocks, 21.7% in bonds and 5.9% in cash. Although the fund’s bond holdings helped returns, its equity holdings provided most of the returns during the period.

The fund’s equity portfolio gained strength from the continued growth of the U.S. economy. Bond prices faded in the second quarter as hopes that the Federal Reserve would cut short-term interest rates dissipated. Still, the Fed has given little indication it will raise short-term rates again as it did aggressively during the first six months of 2006.

The fund was helped by its equity holdings in oil, gas and consumable fuels and in metals and mining, while investments in beverages and in diversified financial services held returns back.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

Equity securities	72.4%
Corporate bonds	8.5
U.S. government & goverenment agency bonds & notes	5.9
Non-U.S. government bonds & notes	0.2
Mortgage-backed obligations	6.6
Asset-backed obligations	0.5
Short-term securities & other assets less liabilities	5.9

[end pie chart]

Objective: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Bond Fund’s gains were modest during the six months ended June 30, 2007, but its 1.63% return outpaced the broader bond market, as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index, which rose 0.89%.

Investors in the fixed-income market lived through a mini-cycle during the half-year as sentiments about the future of interest-rate cuts swung from positive to negative. Early in 2007, the economy was slowing — it grew at an annual rate of only 0.6% during the first quarter — and fixed-income investors believed the Federal Reserve might cut short-term interest rates. By the end of the second quarter, however, the economy and the stock market were both showing renewed strength, and sentiments in the bond market shifted.

Yields on the 10-year U.S. Treasury bond began the year at 4.7% and remained fairly steady through mid-May. By the end of the fiscal period, however, the yield had climbed to 5.0%, and bond prices, which move inversely to yields, fell.
Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

Preferred stocks	3.0%
Corporate bonds	43.1
U.S. government & government agency bonds & notes	4.2
Non-U.S. government bonds & notes	9.7
Mortgage-backed obligations	11.8
Asset-backed obligations	1.9
Other securities	0.6
U.S. Treasury	9.8
Short-term securities & other assets less liabilities	15.9

[end pie chart]

Objective: Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Global Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Bond Fund gained 1.87% during the fiscal half-year ended June 30, 2007. This return outpaced the Lehman Brothers Global Aggregate Bond Index, which rose 0.39% during the same period. The fund owes its success to solid returns generated by investments in a variety of markets and currencies and to the weakness of the U.S. dollar.

While we’re naturally pleased with the fund’s returns, it must be pointed out that the fund is still less than a year old, and its results are very short-term. Nevertheless, the six-month results highlight the fund’s underlying strengths: diversity and reliance on a strong global research effort.

The fund owns corporate and government bonds and asset-backed securities issued by entities around the world, from Turkey to Singapore to Colombia. Global Bond Fund was designed to take advantage of opportunities in a wide variety of markets. During its first full investment period, the fund is fulfilling its mission.

Where the fund's assets were invested based on total net assets as of June 30,2007

[begin pie chart]
Percent of net assets

Preferred stocks	1.0%
Corporate bonds	14.9
U.S. government & government agency bonds & notes	9.3
Non-U.S. government bonds & notes	56.4
Mortgage-and asset-backed obligations	10.8
Short-term securities & other assets less liabilities	7.6

[end pie chart]

Country	Currency weighting (afterhedging)

United States	31.0%
Euro area*	19.4
Japan	9.9
United Kingdom	4.5
Sweden	4.2
Singapore	4.0
Israel	3.9
Malaysia	2.5
Poland	2.5
Brazil	2.5
Denmark	2.0
Switzerland	1.7
Egypt	1.6
South Korea	1.4
Indonesia	1.4
Hungary	1.2
Mexico	1.2
Norway	1.2
Australia	1.1
Canada	1.0
Other	1.8
100.0%

Objective: Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

*Euro-denominated bonds including corporate and European government debt. Euro area consists of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Slovenia  and Spain.

High-Income Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

High-Income Bond Fund gained 3.58% during the six months ended June 30, 2007, and slightly trailed its relevant benchmark, the Credit Suisse High Yield Index, which gained 3.68%.

The prices of high-yield bonds typically react to both the strength of the economy and the business prospects of the issuers. With the economy continuing to grow during the first half of the year, the high-yield market maintained its vigor. The ongoing strength in the economy also boosted corporate profits, which strengthened the high-yield market. Another factor in the market’s strength was the tremendous amount of liquidity available to investors. The increased liquidity has underpinned the stock market and provided the means for investors to buy the large number of new issues in the high-yield market.

In this environment, High-Income Bond Fund’s investments in telecommunication services, paper products, retailing, and broadcasting and cable TV industries helped boost returns. Its investments in automobiles and in homebuilding held results back.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

Equity securities	5.3%
Corporate bonds	79.6
Non-U.S. government bonds & notes	1.7
Mortgage-backed obligations	1.8
Municipal obligations	0.1
Short-term securities & other assets less liabilities	11.5

[end pie chart]

Objective: Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

U.S. Government/AAA Rated Securities Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund rose a modest 0.83% over the six months ended June 30, 2007, slightly trailing its relevant benchmark, the unmanaged Citigroup Treasury/Government Sponsored/Mortgage Index, which gained 0.94%. At the same time, the fund outpaced the Lipper General U.S. Government Funds Average, which gained 0.15%. The Lipper average includes the impact of fees.

Against a background of rising yields and concerns over fallout from defaults in the subprime lending arena, the fund’s focus on high-quality bonds proved valuable. While the fund invests in mortgage-backed securities, it invests only in the highest quality bonds — those rated AAA or equivalent. The problems plaguing mortgage-backed assets have been concentrated in the riskiest areas — those bonds with low ratings.

The fund’s returns during a time of uncertainty in the market reinforce the value of investments in a highly rated bond fund. This fund, with its risk-averse, conservative outlook, offers a good counterweight to the risks involved with investments in stocks and lower rated bonds.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

Mortgage-backed obligations	55.4%
U.S. Treasury bonds & notes	23.5
Asset-backed obligations	10.1
Federal agency bonds & notes	7.2
Other bonds	0.8
Short-term securities & other assets less liabilities	3.0

[end pie chart]

Objective: Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Cash Management Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Cash Management Fund posted a 2.39% return during the six months ended June 30, 2007. The positive results for this period continue the trend of solid returns generated by this fund, which increased 4.6% in value during calendar year 2006. Most investors view Cash Management Fund — with its investments in highly liquid, short-term money market securities — as a balance against the potential volatility of investing in stocks and bonds and as a place to keep assets while awaiting opportunities.

While investors undoubtedly welcome the ongoing positive returns the fund has generated, individuals must remember that the fund may not always have positive results and is not guaranteed to maintain a stable net asset value.

Where the fund's assets were invested based on total net assets as of June 30, 2007

[begin pie chart]
Percent of net assets

Corporate short-term notes	92.5%
Federal agency discount notes	5.4
Certificates of Deposit	2.0
Other assets less liabilities	0.1

[end pie chart]

Objective: Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Global Discovery Fund
Summary investment portfolio, June 30, 2007

unaudited

Largest individual equity securities

Percent of net assets

Schlumberger	2.9%
Google	2.0
Veolia Environnement	1.9
American International Group	1.8
FMC Technologies	1.8
Millicom	1.7
Time Warner	1.6
Sampo	1.6
MEMC	1.5
MTN Group	1.5

	Shares	Market	Percent
		value	of net
Common stocks - 88.69%		(000)	assets

Software & services - 9.22%
Google Inc., Class A (1)	8,500	$4,449	2.03%
Yahoo! Inc. (1)	106,000	2,876	1.31
Microsoft Corp.	83,300	2,455	1.12
United Internet AG (Germany) (2)	108,000	2,245	1.02
Tencent Holdings Ltd. (2)	550,000	2,212	1.01
SAP AG (2)	35,000	1,798	.82
Other securities		4,205	1.91
		20,240	9.22

Telecommunication services - 7.84%
Millicom International Cellular SA (1)	40,000	3,666	1.67
MTN Group Ltd. (2)	242,000	3,306	1.51
América Móvil, SAB de CV, Series L (ADR)	33,000	2,044	.93
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (2)	1,574,000	1,700	.77
Other securities		6,504	2.96
		17,220	7.84

Energy - 7.00%
Schlumberger Ltd.	75,000	6,371	2.90
FMC Technologies, Inc. (1)	50,000	3,961	1.80
Smith International, Inc.	50,000	2,932	1.34
Baker Hughes Inc.	25,000	2,103	.96
		15,367	7.00

Media - 6.40%
Time Warner Inc.	172,000	3,619	1.65
Comcast Corp., Class A (1)	67,500	1,898	.87
Other securities		8,529	3.88
		14,046	6.40

Health care equipment & services - 6.10%
Medtronic, Inc.	55,000	2,852	1.30
Smith & Nephew PLC (2)	197,700	2,444	1.11
C. R. Bard, Inc.	29,400	2,429	1.11
Zimmer Holdings, Inc. (1)	25,000	2,122	.97
Other securities		3,545	1.61
		13,392	6.10

Retailing - 5.97%
Lowe's Companies, Inc.	101,000	3,100	1.41
Target Corp.	45,000	2,862	1.30
Stockmann Oyj, Class B (2)	40,000	1,704	.78
Other securities		5,450	2.48
		13,116	5.97

Pharmaceuticals, biotechnology & life sciences - 5.32%
Roche Holding AG (2)	15,000	2,661	1.21
Novo Nordisk A/S, Class B (2)	23,000	2,506	1.14
Bristol-Myers Squibb Co.	60,000	1,894	.86
Other securities		4,629	2.11
		11,690	5.32

Banks - 5.28%
Raiffeisen International Bank Holding AG (2)	13,000	2,058	.94
Erste Bank der oesterreichischen Sparkassen AG (2)	25,000	1,952	.89
Other securities		7,587	3.45
		11,597	5.28

Utilities - 4.83%
Veolia Environnement (2)	54,700	4,275	1.95
Xinao Gas Holdings Ltd. (2)	2,610,000	3,283	1.49
Other securities		3,059	1.39
		10,617	4.83

Technology hardware & equipment - 4.66%
Apple Inc. (1)	21,000	2,563	1.17
Delta Electronics, Inc. (1) (2)	500,000	1,977	.90
Other securities		5,688	2.59
		10,228	4.66

Semiconductors & semiconductor equipment - 3.64%
MEMC Electronic Materials, Inc. (1)	55,000	3,362	1.53
Other securities		4,641	2.11
		8,003	3.64

Insurance - 3.45%
American International Group, Inc.	57,000	3,992	1.82
Sampo Oyj, Class A (2)	125,000	3,593	1.63
		7,585	3.45

Food & staples retailing - 2.97%
Walgreen Co.	55,000	2,395	1.09
Whole Foods Market, Inc.	45,000	1,724	.79
Other securities		2,402	1.09
		6,521	2.97

Transportation - 2.70%
Ryanair Holdings PLC (ADR) (1)	81,400	3,073	1.40
Other securities		2,864	1.30
		5,937	2.70

Materials - 2.64%
Bayer AG (2)	43,000	3,257	1.49
Reliance Steel & Aluminum Co.	45,000	2,532	1.15
		5,789	2.64

Consumer services - 2.52%
Las Vegas Sands Corp. (1)	40,000	3,055	1.39
Shangri-La Asia Ltd. (2)	750,000	1,813	.83
Other securities		654	.30
		5,522	2.52

Capital goods - 1.46%
Boart Longyear Ltd. (1) (2) (3)	1,269,230	2,398
Boart Longyear Ltd. (1) (2)	430,770	814	1.46
		3,212	1.46

Diversified financials - 0.43%
Citigroup Inc.	18,500	949	.43

Other - 1.44%
Other securities		3,159	1.44

Miscellaneous - 4.82%
Other common stocks in initial period of acquisition		10,580	4.82

Total common stocks (cost: $152,866,000)		194,770	88.69

	Principal amount
Short-term securities - 11.00%	(000)

Abbott Laboratories 5.215 % due 7/9/2007 (3)	4700	4,694	2.14
CAFCO, LLC 5.25% due 7/19/2007 (3)	4,000	3,989	1.82
Bank of America Corp. 5.235% due 8/2/2007	3,300	3,285	1.50
Bank of Montreal 5.23% due 8/15/2007	2,400	2,385	1.09
Wal-Mart Stores, Inc. 5.17% due 8/14/2007 (3)	2,150	2,136	.97
Honeywell International Inc. 5.22% due 7/26/2007 (3)	2,100	2,092	.95
Freddie Mac 5.15% due 8/13/2007	2,100	2,087	.95
Other securities		3,486	1.58

Total short-term securities (cost: $24,152,000)		24,154	11.00

Total investment securities (cost: $177,018,000)		218,924	99.69
Other assets less liabilities		682	.31

Net assets		$219,606	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees.  The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $79,410,000.

(3) Purchased in a private placement transaction; resale may be  limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $16,508,000, which represented 7.52% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth Fund
Summary investment portfolio, June 30, 2007	unaudited

Largest individual equity securities

Percent of net assets

Koninklijke KPN	1.6%
Reliance Industries	1.6
Novo Nordisk	1.6
General Electric	1.5
NTPC Ltd.	1.4
Microsoft	1.4
IBM	1.2
Macquarie Bank	1.2
Deutsche Post	1.1
Mizuho Financial Group	1.1

	Shares	Market	Percent
		value	of net
Common stocks - 86.61%		(000)	assets

Information technology - 13.82%
Microsoft Corp.	2,397,000	$70,640	1.40%
International Business Machines Corp.	600,000	63,150	1.25
Nokia Corp. (1)	1,682,000	47,287
Nokia Corp. (ADR)	300,000	8,433	1.10
Samsung Electronics Co., Ltd. (1)	78,440	47,934	.95
STMicroelectronics NV (1)	1,960,000	37,897	.75
Cisco Systems, Inc. (2)	1,346,500	37,500	.74
Dell Inc. (2)	1,200,000	34,260	.68
Yahoo! Inc. (2)	1,175,000	31,878	.63
Other securities		319,692	6.32
		698,671	13.82

Financials - 12.98%
Macquarie Bank Ltd. (1)	856,791	61,792	1.22
Mizuho Financial Group, Inc. (1)	8,250	56,939	1.13
Allianz SE (1)	242,000	56,711	1.12
Société Générale (1)	260,700	48,176	.95
ICICI Bank Ltd. (1)	837,300	19,702
ICICI Bank Ltd. (ADR)	282,400	13,880	.67
Commerzbank U.S. Finance, Inc. (1)	677,500	32,475	.64
Kookmin Bank (1)	366,310	32,098	.64
Other securities		334,158	6.61
		655,931	12.98

Consumer discretionary - 9.91%
Virgin Media Inc. (2)	1,544,000	37,627	.74
Carnival Corp., units	732,100	35,705	.71
GOME Electrical Appliances Holding Ltd. (1)	21,686,000	33,231	.66
Other securities		394,234	7.80
		500,797	9.91

Industrials - 8.96%
General Electric Co.	1,975,455	75,620	1.50
Deutsche Post AG (1)	1,780,000	57,835	1.14
Tyco International Ltd.	1,465,000	49,502	.98
KBR, Inc. (2)	1,455,000	38,165	.76
Siemens AG (1)	163,000	23,451	.46
Other securities		208,301	4.12
		452,874	8.96

Health care - 8.35%
Novo Nordisk A/S, Class B (1)	727,600	79,263	1.57
Smith & Nephew PLC (1)	4,019,300	49,696	.98
Roche Holding AG (1)	193,500	34,326	.68
Other securities		258,616	5.12
		421,901	8.35

Consumer staples - 7.12%
Koninklijke Ahold NV (1) (2)	3,577,000	44,881	.89
Seven & I Holdings Co., Ltd. (1)	1,524,000	43,472	.86
Unilever NV (1)	984,000	30,600	.61
Other securities		240,755	4.76
		359,708	7.12

Energy - 6.87%
Reliance Industries Ltd. (1)	1,900,298	79,565	1.57
Royal Dutch Shell PLC, Class B (1)	574,666	23,977
Royal Dutch Shell PLC, Class B (ADR)	139,643	11,639	.70
Technip SA (1)	430,000	35,482	.70
Norsk Hydro ASA (1)	875,000	33,641	.67
Canadian Natural Resources, Ltd.	466,700	31,131	.62
Other securities		131,749	2.61
		347,184	6.87

Telecommunication services - 6.50%
Koninklijke KPN NV (1)	4,875,830	80,877	1.60
SOFTBANK CORP. (1)	2,520,700	54,372	1.08
Sprint Nextel Corp., Series 1	1,901,750	39,385	.78
Vodafone Group PLC (1)	7,131,250	23,976
Vodafone Group PLC (ADR)	437,500	14,713	.77
América Móvil, SAB de CV, Series L (ADR)	585,000	36,229	.72
Other securities		78,726	1.55
		328,278	6.50

Materials - 5.75%
K+S AG (1)	367,000	56,148	1.11
PPG Industries, Inc.	490,000	37,294	.74
Other securities		197,062	3.90
		290,504	5.75

Utilities - 4.05%
NTPC Ltd. (1)	19,200,649	72,334	1.43
Veolia Environnement (1)	425,900	33,289	.66
SUEZ SA (1)	550,000	31,420	.62
Other securities		67,659	1.34
		204,702	4.05

Miscellaneous - 2.30%
Other common stocks in initial period of acquisition		116,140	2.30

Total common stocks (cost: $3,250,919,000)		4,376,690	86.61

	Principal
	amount
Short-term securities - 13.94%	(000)

Sheffield Receivables Corp. 5.265%-5.29% due 7/9-7/24/2007 (3)	$49,000	48,885	.97
Siemens Capital Co. LLC 5.23%-5.27% due 7/13-7/17/2007 (3)	43,700	43,598	.86
Credit Suisse New York Branch 5.24% due 7/24-9/14/2007	36,800	36,490	.72
AstraZeneca PLC 5.25% due 8/10-8/14/2007	34,400	34,183	.68
American Honda Finance Corp. 5.22%-5.23% due 7/12-8/29/2007	33,800	33,635	.67
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 8/8-8/15/2007	32,700	32,497	.64
CBA (Delaware) Finance Inc. 5.23% due 7/6/2007	32,200	32,173	.64
Société Générale North America, Inc. 5.235% due 9/5/2007	20,000	19,811
Barton Capital LLC 5.24% due 8/7/2007 (3)	6,100	6,066	.51
Other securities		417,105	8.25
		704,443	13.94

Total short-term securities (cost: $704,373,000)		704,443	13.94

Total investment securities (cost: $3,955,292,000)		5,081,133	100.55
Other assets less liabilities		(27,849)	(.55)

Net assets		$5,053,284	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on the fund's affiliated-company holding and related transactions during the six months ended June 30, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliate at 6/30/2007 (000)
WestJet Airlines Ltd. (4)	750,000	—	750,000	—	—	—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,753,581,000.

(2) Security did not produce income during the last 12 months.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $354,837,000, which represented 7.02% of the net assets of the fund.

(4) Unaffiliated issuer at June 30, 2007.

ADR = American Depositary Receipts

See Notes to Financial Statements

Global Small Capitalization Fund
Summary investment portfolio, June 30, 2007	unaudited

Largest individual equity securities
Percent of net assets

Jumbo	1.9%
Novell	1.8
Oilexco	1.7
Samsung Engineering	1.6
Orco Property Group	1.3
Kingboard Chemical Holdings	1.3
Kumho Industrial	1.2
Manila Electric	1.2
Central African Mining & Exploration	1.1
Michaniki	1.1

	Shares	Market	Percent
		value	of net
Common stocks - 93.42%		(000)	assets

Consumer discretionary - 18.00%
Jumbo SA (1)	2,261,686	$78,495	1.94%
Fourlis (1)	1,271,436	37,816	.94
Integrated Distribution Services Group Ltd. (1)	10,732,000	33,911	.84
Schibsted ASA (1)	741,000	33,841	.84
Rambler Media Ltd. (1) (2)	718,400	32,359	.80
Pantaloon Retail (India) Ltd. (1)	2,520,750	30,855	.76
Banyan Tree Holdings Ltd. (1)	15,993,000	27,508	.68
CKE Restaurants, Inc.	1,350,000	27,094	.67
Blue Nile, Inc. (2)	419,600	25,344	.63
Saks Inc. (2)	1,169,400	24,967	.62
Life Time Fitness, Inc. (2)	465,000	24,752	.61
Lions Gate Entertainment Corp. (2)	2,140,706	23,612	.59
Bob Evans Farms, Inc.	600,000	22,110	.55
Other securities		304,154	7.53
		726,818	18.00

Industrials - 17.06%
Samsung Engineering Co., Ltd. (1)	593,886	62,711	1.55
Kumho Industrial Co., Ltd. (1)	1,000,000	48,353	1.20
Michaniki SA (1)	3,346,000	37,822
Michaniki SA, preference shares (1)	686,000	5,897	1.08
GS Engineering & Construction Corp. (1)	350,000	41,964	1.04
Hyundai Mipo Dockyard Co., Ltd. (1)	136,000	37,809	.94
Koninklijke BAM Groep NV (1)	1,167,000	32,924	.81
International Container Terminal Services, Inc. (1)	47,285,000	29,127	.72
JetBlue Airways Corp. (2)	2,175,000	25,556	.63
UAP Holding Corp.	760,000	22,906	.57
Sungkwang Bend Co., Ltd. (1)	748,934	22,149	.55
Other securities		321,833	7.97
		689,051	17.06

Materials - 12.74%
Central African Mining & Exploration Co. PLC (1) (2)	34,705,000	45,531	1.13
Sino-Forest Corp. (2)	2,912,100	41,989	1.04
Cleveland-Cliffs Inc	500,000	38,835	.96
Inmet Mining Corp.	500,000	38,828	.96
SSCP Co., Ltd. (1) (2)	865,000	27,519	.68
Claymont Steel Holdings, Inc. (2) (3)	1,140,000	24,385	.61
European Goldfields Ltd. (1) (2)	4,691,100	23,968	.59
Major Drilling Group International Inc. (2)	568,900	23,966	.59
Sierra Leone Diamond Co. Ltd. (1) (2) (3)	5,805,000	15,395
Sierra Leone Diamond Co. Ltd. (1) (2) (3) (4)	2,480,000	6,577	.54
Other securities		227,698	5.64
		514,691	12.74

Information technology - 11.71%
Novell, Inc. (2)	9,468,800	73,762	1.83
Kingboard Chemical Holdings Ltd. (1)	11,482,000	52,770	1.31
CNET Networks, Inc. (2)	3,625,000	29,689	.73
Varian Semiconductor Equipment Associates, Inc. (2)	660,000	26,440	.65
SFA Engineering Corp. (1)	455,450	23,694	.59
Other securities		266,485	6.60
		472,840	11.71

Energy - 7.92%
Oilexco Inc. (GBP denominated) (1) (2) (4)	1,900,000	23,443
Oilexco Inc. (GBP denominated) (1) (2)	1,755,000	21,654
Oilexco Inc. (2) (4)	985,000	11,993
Oilexco Inc. (2)	803,900	9,788	1.65
Quicksilver Resources Inc. (2)	830,550	37,026	.92
OPTI Canada Inc. (2)	1,231,100	26,360	.65
Other securities		189,724	4.70
		319,988	7.92

Financials - 7.80%
Orco Property Group SA (1)	343,549	54,165	1.34
Dolphin Capital Investors Ltd. (1) (2)	9,409,280	31,712	.79
National Bank of Pakistan (1)	5,865,000	25,413	.63
IndyMac Bancorp, Inc.	835,000	24,357	.60
Other securities		179,271	4.44
		314,918	7.80

Health care - 7.07%
Beckman Coulter, Inc.	450,000	29,106	.72
ArthroCare Corp. (2)	587,000	25,775	.64
Kyphon Inc. (2)	437,000	21,042	.52
Other securities		209,567	5.19
		285,490	7.07

Utilities - 3.26%
Manila Electric Co., Class B (1)	19,124,800	47,478	1.17
Xinao Gas Holdings Ltd. (1)	32,539,000	40,924	1.01
Other securities		43,493	1.08
		131,895	3.26

Consumer staples - 1.73%
Other securities		70,053	1.73

Telecommunication services - 1.26%
Other securities		50,841	1.26

Miscellaneous - 4.87%
Other common stocks in initial period of acquisition		196,722	4.87

Total common stocks (cost: $2,525,642,000)		3,773,307	93.42

		Market	Percent
		value	of net
Rights & warrants - 0.06%		(000)	assets

Other - 0.06%
Other securities		2,439	.06

Miscellaneous - 0.00%
Other rights & warrants in initial period of acquisition		57	.00

Total rights & warrants (cost: $1,358,000)		2,496	.06

		Market	Percent
		value	of net
Convertible securities - 0.17%		(000)	assets

Other - 0.17%
Other securities		6,959	.17

Total convertible securities (cost: $7,584,000)		6,959	.17

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 6.33%	(000)	(000)	assets

CBA (Delaware) Finance Inc. 5.265% due 7/23/2007	41,500	$41,360	1.02%
Liberty Street Funding Corp. 5.25% due 8/22/2007 (4)	33,500	33,241	.82
Federal Home Loan Bank 5.115%-5.14% due 7/18-7/25/2007	24,800	24,718	.61
Other securities		156,336	3.87

Total short-term securities (cost: $255,639,000)		255,655	6.33

Total investment securities (cost: $2,790,223,000)		4,038,417	99.98
Other assets less liabilities		557	.02

Net assets		$4,038,974	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2007, appear below.

						Market value
	Beginning			Ending	Dividend	of affiliates
Company	shares	Purchases	Sales	shares	income	at 6/30/2007
					(000)	(000)
Claymont Steel Holdings, Inc. (2)	-	1,140,000	-	1,140,000	$-	$24,385
Sierra Leone Diamond Co. Ltd. (1) (2)	5,805,000	-	-	5,805,000	-	15,395
Sierra Leone Diamond Co. Ltd. (1) (2) (4)	2,480,000	-	-	2,480,000	-	6,577
Lonrho Africa PLC (1) (2)	10,715,000	6,859,000		17,574,000		14,185
OSIM International Ltd. (1)	1,245,000	27,675,000		28,920,000	282	13,427
Allied Gold Ltd.(1) (2)	-	16,298,500	-	16,298,500	-	6,022
CallWave, Inc. (2)	1,348,700	-	-	1,348,700	-	4,896
Ondine Biopharma Corp.(2) (4)	2,620,000	-	-	2,620,000	-	3,012
Ondine Biopharma Corp. (GBP denominated) (1) (2) (4)	490,000	-	-	490,000	-	590
Ondine Biopharma Corp. (2)	400,000	-	-	400,000	-	460
Gemfields Resources PLC (1) (2) (4)	4,816,000	-	-	4,816,000	-	2,802
Gemfields Resources PLC (1) (2)	2,000,000	-	-	2,000,000	-	1,164
Bordeaux Energy Inc. (2) (4) (5)	-	3,780,000	-	3,780,000	-	-
Bordeaux Energy Inc., warrants, expire 2008 (2) (4) (5)	-	3,780,000	-	3,780,000	-	-
Jaguar Mining Inc. (2) (4) (5)	1,905,000	-	628,100	1,276,900	-	-
Jaguar Mining Inc. (2) (5)	1,043,000	-	743,800	299,200	-	-
Min Aik Technology Co., Ltd. (1) (2) (5)	5,586,000	-	632,000	4,954,000	-	-
Oxus Gold PLC (1) (2) (5)	14,905,000	3,179,300	-	18,084,300	-	-
TaeWoong Co., Ltd. (5)	942,997	-	942,997	-	-	-
					$282	$92,915

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities , including those in "Miscellaneous" and "Other securities," was $2,236,566,000.

(2) Security did not produce income during the last 12 months.
(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $193,058,000, which represented 4.78% of the net assets of the fund.

(5) Unaffiliated issuer at June 30, 2007.

See Notes to Financial Statements

Growth Fund
Summary investment portfolio, June 30, 2007	unaudited

Largest individual equity securities

Percent of net assets
Google	3.3%
Altria Group	2.3
Microsoft	2.2
Lowe's Companies	1.7
Schlumberger	1.7
Sprint Nextel	1.6
Target	1.6
Roche Holding	1.5
Johnson Controls	1.4
Fannie Mae	1.4

	Shares	Market	Percent
		value	of net
Common stocks - 88.10%		(000)	assets

Information technology - 16.34%
Google Inc., Class A (1)	1,881,400	$984,687	3.32%
Microsoft Corp.	22,275,000	656,444	2.21
Nokia Corp. (2)	6,015,000	169,103
Nokia Corp. (ADR)	6,008,000	168,885	1.14
Cisco Systems, Inc. (1)	11,553,000	321,751	1.08
Oracle Corp. (1)	14,927,800	294,227	.99
NAVTEQ Corp. (1)(3)	5,730,000	242,608	.82
Red Hat, Inc. (1)	9,485,000	211,326	.71
Fidelity National Information Services, Inc.	3,800,000	206,264	.69
Yahoo! Inc. (1)	6,750,000	183,127	.62
Samsung Electronics Co., Ltd. (2)	280,000	171,106	.58
International Business Machines Corp.	1,600,000	168,400	.57
Other securities		1,073,161	3.61
		4,851,089	16.34

Consumer discretionary - 13.64%
Lowe's Companies, Inc.	16,526,000	507,183	1.71
Target Corp.	7,410,000	471,276	1.59
Johnson Controls, Inc.	3,649,700	422,526	1.42
Kohl's Corp. (1)	5,540,000	393,506	1.33
Best Buy Co., Inc.	7,320,000	341,624	1.15
MGM Mirage, Inc. (1)	2,130,600	175,732	.59
Other securities		1,738,285	5.85
		4,050,132	13.64

Energy - 13.39%
Schlumberger Ltd.	5,784,600	491,344	1.65
Canadian Natural Resources, Ltd.	5,625,700	375,259	1.26
Suncor Energy Inc.	3,933,780	355,749	1.20
Devon Energy Corp.	3,409,072	266,896	.90
Transocean Inc. (1)	2,151,400	228,005	.77
Other securities		2,259,048	7.61
		3,976,301	13.39

Health care - 8.48%
Roche Holding AG (2)	2,465,000	437,275	1.47
Gilead Sciences, Inc. (1)	6,600,000	255,882	.86
Shire PLC (ADR)	2,700,000	200,151	.68
Schering-Plough Corp.	5,505,000	167,572	.57
Medtronic, Inc.	3,175,000	164,655	.55
Other securities		1,290,856	4.35
		2,516,391	8.48

Financials - 7.21%
Fannie Mae	6,440,000	420,725	1.42
American International Group, Inc.	4,100,000	287,123	.97
Freddie Mac	4,572,700	277,563	.93
Citigroup Inc.	3,500,000	179,515	.60
Other securities		974,904	3.29
		2,139,830	7.21

Industrials - 6.96%
Boeing Co.	3,465,000	333,194	1.12
General Electric Co.	7,370,000	282,124	.95
Other securities		1,452,128	4.89
		2,067,446	6.96

Materials - 6.88%
Newmont Mining Corp.	9,305,000	363,453	1.22
Potash Corp. of Saskatchewan Inc.	4,500,000	350,865	1.18
Barrick Gold Corp.	10,500,000	305,235	1.03
Freeport-McMoRan Copper & Gold Inc.	2,704,500	223,987	.76
Other securities		799,297	2.69
		2,042,837	6.88

Consumer staples - 6.23%
Altria Group, Inc.	9,895,000	694,035	2.34
Coca-Cola Co.	4,795,000	250,826	.85
Bunge Ltd.	2,568,600	217,047	.73
Walgreen Co.	4,095,000	178,296	.60
Procter & Gamble Co.	855,000	52,318	.18
Other securities		455,573	1.53
		1,848,095	6.23

Telecommunication services - 3.09%
Sprint Nextel Corp., Series 1	23,050,000	477,366	1.61
Qwest Communications International Inc. (1)	35,000,000	339,500	1.14
Other securities		101,737	.34
		918,603	3.09

Utilities - 1.06%
Reliant Energy, Inc. (1)	9,240,000	249,018	.84
Other securities		66,489	.22
		315,507	1.06

Miscellaneous - 4.82%
Other common stocks in initial period of acquisition		1,432,389	4.82

Total common stocks (cost: $19,415,577,000)		26,158,620	88.10

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 10.89%	(000)	(000)	assets

Federal Home Loan Bank 5.09%-5.14% due 7/18-10/9/2007	$362,457	359,553	1.21
Procter & Gamble International Funding S.C.A. 5.20%-5.24% due 7/19-9/21/2007 (4)	264,530	262,397	.88
Hewlett-Packard Co. 5.26% due 7/11-7/23/2007 (4)	225,700	225,124	.76
Clipper Receivables Co., LLC 5.25%-5.255% due 7/12-8/14/2007 (4)	200,000	198,971	.67
Jupiter Securitization Co., LLC 5.24%-5.28% due 7/20-8/31/2007 (4)	174,928	173,828
Park Avenue Receivables, Co. LLC 5.31% due 7-26-07 (4)	25,000	24,900	.67
Freddie Mac 5.115%-5.145% due 9/10-10/19/2007	199,825	197,696	.67
Johnson & Johnson 5.18%-5.20% due 7/24-9/20/2007 (4)	170,500	169,087	.57
IBM Corp. 5.21%-5.23% due 7/25-8/22/2007 (4)	139,800	138,943
IBM Capital Inc. 5.22% due 9/18/2007 (4)	26,000	25,703	.55
CAFCO, LLC 5.25%-5.275% due 8/1-8/16/07 (4)	147,200	146,408
Ciesco LLC 5.25% due 8/3/2007 (4)	15,700	15,625	.55
Coca-Cola Co. 5.20%-5.22% due 7/20-9/14/2007 (4)	125,500	124,527
Atlantic Industries 5.24% due 7/27/2007 (4)	25,000	24,902	.50
Fannie Mae 5.145%-5.15% due 9/19-9/26/2007	149,000	147,265	.50
Edison Asset Securitization LLC 5.25% due 8/23-8/27/2007 (4)	100,000	99,186	.33
International Lease Finance Corp. 5.235% due 7/31/2007	50,000	49,774	.17
Other securities		850,434	2.86
Total short-term securities (cost: $3,233,912,000)		3,234,323	10.89

Total investment securities (cost: $22,649,489,000)		29,392,943	98.99
Other assets less liabilities		300,367	1.01

Net assets		$29,693,310	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2007, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 6/30/07
Company	shares	Purchases	Sales	shares	(000)	(000)
NAVTEQ Corp. (1)	5,700,000	30,000	—	5,730,000	$—	$242,608
Chipotle Mexican Grill, Inc., Class B (1)	208,100	987,100	—	1,195,200	—	93,979
Chipotle Mexican Grill, Inc., Class A (1)	595,000	325,000	—	920,000	—	78,458
Minerals Technologies Inc.	—	1,000,000	—	1,000,000	50	66,950
KGen Power Corp. (1) (4)	3,166,128	—	—	3,166,128	—	66,489
Rosetta Resources Inc. (1) (4)	2,980,000	—	—	2,980,000	—	64,189
Georgia Gulf Corp.	1,360,000	864,000	—	2,224,000	356	40,277
DataPath, Inc. (1) (4)	2,819,968	—	—	2,819,968	—	26,790
					$406	$679,740

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other Securities," was $2,417,837,000.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $2,426,811,000, which represented 8.17% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

International Fund
Summary investment portfolio, June 30, 2007	unaudited

Largest individual equity securities

Percent of net assets

Bayer	4.5%
Roche Holding	3.7
Novo Nordisk	2.6
America Movil	2.2
Unibanco	2.2
Koninklijke KPN	2.2
Nestle	2.1
E. ON	2.0
Samsung Electronics	2.0
Samsung Engineering	1.9

		Market	Percent
		value	of net
Common stocks - 98.04%	Shares	(000)	assets

Financials - 21.91%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	2,008,000	$226,643	2.18%
Kookmin Bank (1)	1,613,500	141,383	1.36
BNP Paribas (1)	1,166,090	138,925	1.33
Banco Santander Central Hispano, SA (1)	7,075,731	130,180	1.25
Sumitomo Mitsui Financial Group, Inc. (1)	13,650	127,149	1.22
OTP Bank PLC (1)	2,035,000	117,438	1.13
Erste Bank der oesterreichischen Sparkassen AG (1)	1,476,647	115,283	1.11
Banco Bilbao Vizcaya Argentaria, SA (1)	4,444,000	108,612	1.04
Credit Suisse Group (1)	1,440,000	102,131	.98
AXA SA (1)	2,281,611	97,909	.94
Mizuho Financial Group, Inc. (1)	13,083	90,295	.87
Sun Hung Kai Properties Ltd. (1)	6,758,000	81,352	.78
JSC Kazkommertsbank (GDR) (1) (2)	3,143,100	68,853
JSC Kazkommertsbank (GDR) (1) (2) (3)	326,000	7,141	.73
Other securities		727,765	6.99
		2,281,059	21.91

Health care - 12.48%
Roche Holding AG (1)	2,151,419	381,648	3.67
Novo Nordisk A/S, Class B (1)	2,492,100	271,484	2.61
Merck KGaA (1)	862,655	118,665	1.14
Novartis AG (1)	1,850,000	104,133	1.00
Other securities		422,785	4.06
		1,298,715	12.48

Telecommunication services - 10.82%
América Móvil, SAB de CV, Series L (ADR)	3,777,500	233,941	2.25
Koninklijke KPN NV (1)	13,540,400	224,600	2.16
MTN Group Ltd. (1)	10,162,800	138,819	1.33
Singapore Telecommunications Ltd. (1)	45,300,330	100,586	.97
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (1)	83,725,000	90,445	.87
Telenor ASA (1)	3,950,000	77,127	.74
Telekom Malaysia Bhd. (1)	21,665,000	64,634	.62
Other securities		195,578	1.88
		1,125,730	10.82

Information technology - 9.52%
Samsung Electronics Co., Ltd. (1)	338,464	206,833	1.99
Hon Hai Precision Industry Co., Ltd. (1)	15,902,388	137,893	1.32
Murata Manufacturing Co., Ltd. (1)	1,285,000	96,489	.93
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	27,444,695	59,416
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,888,714	21,021	.77
Nokia Corp. (1)	2,500,000	70,284	.68
Other securities		399,207	3.83
		991,143	9.52

Materials - 9.38%
Bayer AG (1)	6,138,023	465,017	4.47
Nitto Denko Corp. (1)	3,092,600	155,576	1.49
Linde AG (1)	981,856	118,456	1.14
Other securities		237,802	2.28
		976,851	9.38

Consumer discretionary - 6.75%
Vivendi SA (1)	2,008,400	86,361	.83
Continental AG (1)	605,000	85,344	.82
Lotte Shopping Co. (1)	199,500	77,730	.75
Renault SA (1)	452,000	72,469	.70
Other securities		380,694	3.65
		702,598	6.75

Consumer staples - 6.58%
Nestlé SA (1)	580,155	220,345	2.12
L'Oréal SA (1)	1,117,000	132,024	1.27
METRO AG (1)	1,368,000	113,699	1.09
Other securities		218,393	2.10
		684,461	6.58

Energy - 6.45%
Reliance Industries Ltd. (1)	3,147,000	131,765	1.27
Royal Dutch Shell PLC, Class B (1)	2,460,219	102,649
Royal Dutch Shell PLC, Class A (1)	522,000	21,330	1.19
Oil & Natural Gas Corp. Ltd. (1)	4,640,000	103,625	1.00
OAO Gazprom (ADR) (1)	1,955,000	81,005	.78
Canadian Natural Resources, Ltd.	1,000,000	66,704	.64
Other securities		164,018	1.57
		671,096	6.45

Industrials - 5.15%
Samsung Engineering Co., Ltd. (1)	1,884,000	198,941	1.91
Siemens AG (1)	771,000	110,926	1.07
Ryanair Holdings PLC (ADR) (2)	2,657,200	100,309	.96
Other securities		125,763	1.21
		535,939	5.15

Utilities - 4.56%
E.ON AG (1)	1,233,000	207,188	1.99
Veolia Environnement (1)	2,260,004	176,644	1.70
RWE AG (1)	654,000	69,835	.67
Other securities		21,476	.20
		475,143	4.56

Miscellaneous - 4.44%
Other common stocks in initial period of acquisition		462,058	4.44

Total common stocks (cost: $7,556,933,000)		10,204,793	98.04

	Principal
	amount
Short-term securities - 2.72%	(000)

BNP Paribas Finance Inc. 5.215% due 8/6/2007	22,300	22,182	.21
Nestlé Capital Corp. 5.20% 8/10/2007 (3)	11,100	11,037	.11
Other securities		249,637	2.40

Total short-term securities (cost: $282,811,000)		282,856	2.72

Total investment securities (cost: $7,839,744,000)		10,487,649	100.76
Other assets less liabilities		(78,525)	(.76)

Net assets		$10,409,124	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees.  The total value of all such securities, including those  in "Miscellaneous" and "Other Securities," was $9,307,700,000.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $172,544,000, which represented 1.66% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

New World Fund
Summary investment portfolio, June 30, 2007	unaudited

Largest individual equity securities

Percent of net assets

Nokia	2.0%
Tesco	1.7
Krka	1.4
Murray & Roberts Holdings	1.3
Vodafone	1.3
Toyota Motor	1.3
Suzlon Energy	1.2
America Movil	1.2
Cellcom Israel	1.2
Novo Nordisk	1.2

	Shares	Market	Percent
		value	of net
Common stocks - 87.62%		(000)	assets

Financials - 16.85%
Housing Development Finance Corp. Ltd. (1)	375,100	$18,823	1.15%
Bank Muscat (SAOG) (GDR) (1)	1,279,637	18,188	1.11
PT Bank Rakyat Indonesia (Persero) Tbk (1)	28,261,150	17,973	1.09
Banco Santander Central Hispano, SA (1)	910,282	16,748	1.02
Erste Bank der oesterreichischen Sparkassen AG (1)	186,024	14,523	.89
JSC Halyk Bank of Kazakhstan (GDR) (1)	354,979	7,816
JSC Halyk Bank of Kazakhstan (GDR) (1) (2)	169,100	3,723	.70
Unibanco-União de Bancos Brasileiros SA, units (GDR)	102,000	11,513	.70
EFG International (1)	240,000	11,056	.67
Türkiye Is Bankasi AS, Class C (1)	2,293,000	10,741	.65
Piraeus Bank SA (1)	276,250	10,109	.62
National Bank of Greece SA (1)	170,000	9,739	.59
Other securities		125,898	7.66
		276,850	16.85

Consumer staples - 10.76%
Tesco PLC (1)	3,283,418	27,463	1.67
IOI Corp. Bhd. (1)	12,635,000	19,025	1.16
Fomento Económico Mexicano, SAB de CV (ADR)	321,900	12,657	.77
Nestlé SA (1)	31,500	11,964	.73
Alliance Global Group, Inc. (1) (3)	85,432,000	10,878	.66
Coca-Cola Co.	187,000	9,782	.59
Other securities		85,062	5.18
		176,831	10.76

Industrials - 10.60%
Murray & Roberts Holdings Ltd. (1)	2,379,728	21,641	1.32
Suzlon Energy Ltd. (1)	525,000	19,371	1.18
Wienerberger AG (1)	194,000	14,307	.87
Orascom Construction Industries Co. (GDR) (1)	98,000	12,954	.79
STX Engine Co., Ltd. (1)	202,810	12,178	.74
Far Eastern Textile Ltd. (1)	11,174,944	11,484	.70
Siemens AG (1)	67,000	9,640	.59
Other securities		72,566	4.41
		174,141	10.60

Consumer discretionary - 9.54%
Toyota Motor Corp. (1)	331,100	20,868	1.27
Grupo Televisa, SAB (ADR)	507,000	13,998	.85
Central European Media Enterprises Ltd., Class A (3)	136,600	13,330	.81
Kuoni Reisen Holding AG, Class B (1)	21,451	12,878	.79
GOME Electrical Appliances Holding Ltd. (1)	8,391,000	12,858	.78
Resorts World Bhd. (1)	11,780,000	11,804	.72
Other securities		71,019	4.32
		156,755	9.54

Telecommunication services - 8.28%
Vodafone Group PLC (1)	6,265,000	21,064	1.28
América Móvil, SAB de CV, Series L (ADR)	310,000	19,198	1.17
Cellcom Israel Ltd.	724,714	19,183	1.17
Telekomunikacja Polska SA (1)	2,030,000	17,739	1.08
Partner Communications Co. Ltd. (1)	721,500	11,618
Partner Communications Co. Ltd. (ADR)	10,000	161	.72
Brasil Telecom Participações SA, preferred nominative (ADR)	170,000	10,278	.62
Other securities		36,853	2.24
		136,094	8.28

Energy - 7.64%
Oil & Natural Gas Corp. Ltd. (1)	818,453	18,279	1.11
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	103,800	12,588
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	53,000	5,654	1.11
Saipem SpA, Class S (1)	466,000	15,922	.97
OAO Gazprom (ADR) (1)	315,000	13,052	.79
Other securities		60,062	3.66
		125,557	7.64

Information technology - 7.42%
Nokia Corp. (1)	578,600	16,267
Nokia Corp. (ADR)	572,900	16,104	1.97
Hon Hai Precision Industry Co., Ltd. (1)	1,937,708	16,802	1.02
Samsung Electronics Co., Ltd. (1)	23,100	14,116	.86
Acer Inc. (1)	5,064,000	10,362	.63
Other securities		48,232	2.94
		121,883	7.42

Materials - 6.00%
Votorantim Celulose e Papel SA, preferred nominative (ADR)	820,000	18,671	1.14
Taiwan Cement Corp. (1)	10,156,215	11,843	.72
Other securities		68,109	4.14
		98,623	6.00

Health care - 3.40%
Krka, dd, Novo mesto (1)	16,864	22,652	1.38
Novo Nordisk A/S, Class B (1)	175,160	19,082	1.16
Other securities		14,109	.86
		55,843	3.40

Utilities - 2.24%
NTPC Ltd. (1)	3,557,000	13,400	.82
Other securities		23,355	1.42
		36,755	2.24

Miscellaneous - 4.89%
Other common stocks in initial period of acquisition		80,262	4.89

Total common stocks (cost: $962,798,000)		1,439,594	87.62

	Principal
	amount
Bonds & notes - 7.16%	(000)

Non-U.S. government bonds & notes - 6.70%
Brazil (Federal Republic of) Global:
!12.50% 2016	BRL 1,500	948
!8.00%-11.00% 2010-2040 (4)	$9,534	11,590
Brazil (Federal Republic of) 10.00% 2014-2017	BRL 23,100	11,502
Brazilian Treasury Bill 6.00%-9.418% 2010-2045 (5)	11,293	5,728	1.81
Other securities		80,296	4.89
		110,064	6.70

Other - 0.46%
Other securities		7,529	.46

Total bonds & notes (cost: $107,109,000)		117,593	7.16

Short-term securities - 4.30%

Thunder Bay Funding, LLC 5.27% due 8/8/2007 (2)	$10,000	9,943	.61
AT&T Inc. 5.24% due 7/31/2007 (2)	9,800	9,756	.59
Siemens Capital Co. LLC 5.27% due 7/13/2007 (2)	8,100	8,085	.49
Other securities		42,840	2.61

Total short-term securities (cost: $70,618,000)		70,624	4.30

Total investment securities (cost: $1,140,525,000)		1,627,811	99.08
Other assets less liabilities		15,221	.92

Net assets		$1,643,032	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other Securities," was $1,039,507,000.

(2) Purchased in a private placement transaction; resale may be  limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $69,756,000, which represented 4.25% of the net assets of the fund.

(3) Security did not produce income during the last 12 months.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Blue Chip Income and Growth Fund
Summary investment portfolio, June 30, 2007	unaudited

Largest individual equity securities

Percent of net assets

General Electric	4.9%
AT&T	3.7
Citigroup	3.7
Fannie Mae	3.5
Hewlett-Packard	3.3
Wal-Mart Stores	3.2
Oracle	3.1
Microsoft	3.0
Bank of America	2.9
Aetna	2.7

	Shares	Market	Percent
		value	of net
Common stocks - 90.72%		(000)	assets

Information technology - 20.72%
Hewlett-Packard Co.	3,375,000	$150,592	3.32%
Oracle Corp. (1)	7,200,000	141,912	3.13
Microsoft Corp.	4,625,000	136,299	3.00
Nokia Corp. (ADR)	3,700,000	104,007	2.29
International Business Machines Corp.	975,000	102,619	2.26
Intel Corp.	3,400,000	80,784	1.78
Texas Instruments Inc.	1,600,000	60,208	1.32
Cisco Systems, Inc. (1)	1,950,000	54,307	1.20
Applied Materials, Inc.	1,800,000	35,766	.79
Dell Inc. (1)	900,000	25,695	.57
Other securities		48,015	1.06
		940,204	20.72

Financials - 18.44%
Citigroup Inc.	3,225,000	165,410	3.65
Fannie Mae	2,430,000	158,752	3.50
Bank of America Corp.	2,700,000	132,003	2.91
American International Group, Inc.	1,300,000	91,039	2.01
JPMorgan Chase & Co.	1,800,000	87,210	1.92
Freddie Mac	925,000	56,147	1.24
Capital One Financial Corp.	700,000	54,908	1.21
Washington Mutual, Inc.	750,000	31,980	.70
Other securities		59,382	1.30
		836,831	18.44

Health care - 13.93%
Aetna Inc.	2,500,000	123,500	2.72
Eli Lilly and Co.	1,075,000	60,071	1.32
Amgen Inc. (1)	1,000,000	55,290	1.22
Pfizer Inc	2,125,000	54,336	1.20
Bristol-Myers Squibb Co.	1,675,000	52,863	1.16
UnitedHealth Group Inc.	1,000,000	51,140	1.13
Abbott Laboratories	950,000	50,872	1.12
Merck & Co., Inc.	1,000,000	49,800	1.10
Cardinal Health, Inc.	700,000	49,448	1.09
AstraZeneca PLC (ADR)	875,000	46,795	1.03
Schering-Plough Corp.	1,250,000	38,050	.84
		632,165	13.93

Industrials - 11.87%
General Electric Co.	5,800,000	222,024	4.89
Tyco International Ltd.	2,950,000	99,680	2.20
United Parcel Service, Inc., Class B	750,000	54,750	1.21
United Technologies Corp.	760,000	53,907	1.19
Norfolk Southern Corp.	592,800	31,163	.69
Other securities		77,007	1.69
		538,531	11.87

Consumer discretionary - 8.63%
Lowe's Companies, Inc.	3,950,000	121,225	2.67
Omnicom Group Inc.	800,000	42,336	.93
Leggett & Platt, Inc.	1,850,000	40,792	.90
Harley-Davidson, Inc.	680,000	40,535	.89
Carnival Corp., units	650,000	31,701	.70
Target Corp.	450,000	28,620	.63
TJX Companies, Inc.	1,000,000	27,500	.61
Other securities		58,677	1.30
		391,386	8.63

Energy - 5.45%
Schlumberger Ltd.	1,440,000	122,314	2.70
EOG Resources, Inc.	600,000	43,836	.97
Royal Dutch Shell PLC, Class A (ADR)	500,000	40,600	.89
Other securities		40,326	.89
		247,076	5.45

Consumer staples - 4.66%
Wal-Mart Stores, Inc.	3,025,000	145,533	3.21
Walgreen Co.	630,000	27,430	.60
Other securities		38,390	.85
		211,353	4.66

Telecommunication services - 4.48%
AT&T Inc.	4,031,250	167,297	3.69
Sprint Nextel Corp., Series 1	1,350,000	27,959	.61
Other securities		8,234	.18
		203,490	4.48

Other - 1.50%
Other securities		68,117	1.50

Miscellaneous - 1.04%
Other common stocks in initial period of acquisition		47,203	1.04
Total common stocks (cost: $3,211,937,000)		4,116,356	90.72

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 9.29%	(000)	(000)	assets

Coca-Cola Co. 5.19%-5.22% due 7/10-9/13/2007 (2)	$53,500	53,249	1.17
Abbott Laboratories 5.215%-5.23% due 7/2-7/9/2007 (2)	24,400	24,377	.54
IBM Corp. 5.225% due 8/8/2007 (2)	17,800	17,699	.39
Hewlett-Packard Co. 5.25%-5.26% due 7/11-7/17/2007 (2)	16,800	16,763	.37
Freddie Mac 5.12%-5.15% due 8/6-8/13/2007	13,700	13,622	.30
Merck & Co., Inc. 5.20% due 8/30/2007	12,200	12,095	.27
Wal-Mart Stores, Inc. 5.17% due 8/14/2007 (2)	9,800	9,737	.21
Fannie Mae 5.115% due 7/20/2007	4,300	4,288	.10
International Lease Finance Corp. 5.205% due 7/27/2007	4,000	3,985	.09
JPMorgan Chase & Co. 5.20% due 8/15/2007	3,700	3,676	.08
Other securities		262,041	5.77

Total short-term securities (cost: $421,501,000)		421,532	9.29

Total investment securities (cost: $3,633,438,000)		4,537,888	100.01
Other assets less liabilities		(232)	(0.01)

Net assets		$4,537,656	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $293,441,000, which represented 6.47% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth and Income Fund
Summary investment portfolio, June 30, 2007	unaudited

Largest individual equity securities
Percent of net assets

Vodafone	2.9%
Microsoft	2.9
Freeport-McMoRan Copper & Gold	2.2
MeadWestvaco	2.2
IBM	2.1
Royal Ahold	2.1
Newmont Mining	1.7
Citigroup	1.7
General Electric	1.5
Barrick Gold	1.4

	Shares	Market	Percent
		value	of net
Common stocks - 86.41%		(000)	assets

Financials - 18.03%
Citigroup Inc.	450,000	$23,081	1.69%
Fifth Third Bancorp	450,000	17,897	1.31
AEON Credit Service (Asia) Co. Ltd. (1)	900,000	14,271	1.04
Cathay Financial Holding Co., Ltd. (1)	5,937,624	14,234	1.04
Urban Corp. (1)	700,000	12,699	.93
National Bank of Greece SA (1)	185,000	10,599	.78
Wachovia Corp.	200,000	10,250	.75
AXA SA (1)	213,222	9,150	.67
ING Groep NV (1)	160,000	7,046	.52
Other securities		126,955	9.30
		246,182	18.03

Materials - 16.45%
Freeport-McMoRan Copper & Gold Inc.	367,100	30,403	2.23
MeadWestvaco Corp.	850,000	30,022	2.20
Newmont Mining Corp.	600,000	23,436	1.72
Barrick Gold Corp.	650,000	18,896	1.38
Yamana Gold Inc.	1,500,000	16,723	1.23
Potash Corp. of Saskatchewan Inc.	200,000	15,594	1.14
Bayer AG (1)	166,000	12,576	.92
E.I. du Pont de Nemours and Co.	200,000	10,168	.75
Mosaic Co. (2)	250,000	9,755	.71
Evraz Group SA (GDR) (1)	220,000	8,983	.66
Other securities		47,988	3.51
		224,544	16.45

Information technology - 13.43%
Microsoft Corp.	1,325,000	39,048	2.86
International Business Machines Corp.	275,000	28,944	2.12
Nokia Corp. (1)	653,400	18,369	1.35
STMicroelectronics NV (1)	900,000	17,402	1.27
EMC Corp. (2)	747,000	13,521	.99
Google Inc., Class A (2)	24,300	12,718	.93
Other securities		53,415	3.91
		183,417	13.43

Consumer discretionary - 10.68%
Macquarie Communications Infrastructure Group (1) (2) (3)	2,000,000	10,730
Macquarie Communications Infrastructure Group (1)	1,500,000	8,047	1.38
LG Electronics Inc. (1)	185,000	15,256	1.12
Toyota Motor Corp. (1)	192,000	12,101	.89
McDonald's Corp.	200,000	10,152	.74
Other securities		89,529	6.55
		145,815	10.68

Telecommunication services - 7.73%
Vodafone Group PLC (1)	10,832,000	36,418
Vodafone Group PLC (ADR)	100,000	3,363	2.91
Verizon Communications Inc.	400,000	16,468	1.21
Chunghwa Telecom Co., Ltd. (ADR)	625,000	11,788	.86
Koninklijke KPN NV (1)	600,000	9,952	.73
AT&T Inc.	150,000	6,225	.46
Other securities		21,362	1.56
		105,576	7.73

Industrials - 6.88%
General Electric Co.	525,000	20,097	1.47
Schneider Electric SA (1)	83,500	11,693	.86
Nippon Express Co., Ltd. (1)	2,000,000	11,345	.83
Siemens AG (1)	63,500	9,136	.67
Outotec Oyj (1)	165,000	9,064	.66
Other securities		32,529	2.39
		93,864	6.88

Consumer staples - 5.95%
Koninklijke Ahold NV (1) (2)	2,252,000	28,256	2.07
Scottish & Newcastle PLC (1)	750,000	9,589	.70
Diageo PLC (1)	450,000	9,340	.69
Other securities		34,056	2.49
		81,241	5.95

Energy - 3.15%
Saipem SpA, Class S (1)	312,000	10,660	.78
Oil and Gas Development Co. Ltd. (1)	5,151,000	10,207	.75
Other securities		22,186	1.62
		43,053	3.15

Health Care - 2.35%
Other securities		32,134	2.35

Utilities - 1.76%
SUEZ SA (1)	200,000	11,426	.84
Other securities		12,639	.92
		24,065	1.76

Total common stocks (cost: $1,086,519,000)		1,179,891	86.41

Rights & warrants - 0.01%

Other - 0.01%
Other securities		99	.01

Total rights & warrants (cost: $0)		99	.01

Bonds & notes - 1.27%

Other - 1.27%
Other securities		17,334	1.27

Total bonds & notes (cost: $17,744,000)		17,334	1.27

	Principal
	amount
Short-term securities - 11.04%	(000)

AT&T Inc. 5.24% due 7/31/2007 (3)	$18,300	18,217	1.33
Old Line Funding, LLC 5.27% due 8/8/2007 (3)	11,800	11,733
Thunder Bay Funding, LLC 5.27% due 8/8/2007 (3)	3,400	3,381	1.11
Dexia Delaware LLC 5.245% due 7/9/2007	15,000	14,980	1.10
ING (U.S.) Funding LLC 5.24% due 7/10/2007	10,200	10,185	.75
Clipper Receivables Co., LLC 5.36% due 7/2/2007 (3)	10,000	9,995	.73
AstraZeneca PLC 5.26% due 10/17/2007	10,000	9,844	.72
Sheffield Receivables Corp. 5.27% due 7/11/2007 (3)	9,300	9,285	.68
Siemens Capital Co. LLC 5.26% due 8/20/2007 (3)	8,700	8,635	.63
CAFCO, LLC 5.26% due 8/3/2007 (3)	8,000	7,960	.58
Other securities		46,618	3.41

Total short-term securities (cost: $150,828,000)		150,833	11.04

Total investment securities (cost: $1,255,091,000)		1,348,157	98.73
Other assets less liabilities		17,300	1.27

Net assets		$1,365,457	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $641,049,000.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $111,979,000, which represented 8.20% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Growth-Income Fund
Summary investment portfolio, June 30, 2007	unaudited

Largest individual equity securities

Percent of net assets

Oracle	2.7%
Fannie Mae	2.1
General Electric	2.0
American International Group	1.9
Intel	1.9
Schlumberger	1.8
Citigroup	1.8
Lowe's Companies	1.7
Nokia	1.7
Cisco Systems	1.6

		Market	Percent
		value	of net
Common stocks - 89.09%	Shares	(000)	assets

Information technology - 20.59%
Oracle Corp. (1)	40,855,000	$805,252	2.72%
Intel Corp.	23,620,000	561,211	1.90
Nokia Corp. (2)	14,090,000	396,119
Nokia Corp. (ADR)	3,470,300	97,550	1.67
Cisco Systems, Inc. (1)	16,840,000	468,994	1.58
Microsoft Corp.	15,635,000	460,763	1.56
International Business Machines Corp.	3,725,000	392,056	1.32
Hewlett-Packard Co.	8,400,000	374,808	1.27
Google Inc., Class A (1)	575,000	300,944	1.02
Texas Instruments Inc.	7,700,000	289,751	.98
Flextronics International Ltd. (1)	19,000,000	205,200	.69
Other securities		1,741,884	5.88
		6,094,532	20.59

Financials - 12.31%
Fannie Mae	9,688,500	632,950	2.14
American International Group, Inc.	8,200,000	574,246	1.94
Citigroup Inc.	10,425,000	534,698	1.81
Bank of America Corp.	5,880,000	287,473	.97
Capital One Financial Corp.	3,099,900	243,156	.82
JPMorgan Chase & Co.	4,147,900	200,966	.68
Other securities		1,170,560	3.95
		3,644,049	12.31

Health care - 11.87%
Bristol-Myers Squibb Co.	9,360,000	295,402	1.00
Cardinal Health, Inc.	4,100,000	289,624	.98
Aetna Inc.	5,700,000	281,580	.95
Amgen Inc. (1)	4,986,400	275,698	.93
Roche Holding AG (2)	1,526,000	270,702	.91
Abbott Laboratories	4,456,800	238,662	.81
Medtronic, Inc.	4,450,000	230,777	.78
Other securities		1,632,036	5.51
		3,514,481	11.87

Consumer discretionary - 10.44%
Lowe's Companies, Inc.	16,660,000	511,295	1.73
Target Corp.	6,060,700	385,461	1.30
Time Warner Inc.	12,686,200	266,918	.90
Magna International Inc., Class A	2,295,100	208,831	.71
News Corp., Class A	9,515,200	201,817	.68
Carnival Corp., units	3,982,100	194,207	.66
Other securities		1,322,149	4.46
		3,090,678	10.44

Energy - 9.26%
Schlumberger Ltd.	6,356,000	539,879	1.82
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	162,400
Royal Dutch Shell PLC, Class B (ADR)	1,669,391	139,144
Royal Dutch Shell PLC, Class B (2)	139,816	5,834	1.04
Marathon Oil Corp.	4,670,000	280,013	.95
Baker Hughes Inc.	2,659,000	223,702	.76
Chevron Corp.	2,563,200	215,924	.73
Halliburton Co.	6,030,000	208,035	.70
Petro-Canada	3,760,000	201,093	.68
Other securities		764,258	2.58
		2,740,282	9.26

Industrials - 9.14%
General Electric Co.	15,800,000	604,824	2.04
Tyco International Ltd.	11,445,300	386,737	1.31
United Technologies Corp.	4,075,000	289,040	.98
United Parcel Service, Inc., Class B	3,800,000	277,400	.94
Other securities		1,148,657	3.87
		2,706,658	9.14

Consumer staples - 6.31%
PepsiCo, Inc.	4,750,000	308,037	1.04
Altria Group, Inc.	2,975,000	208,666	.70
Molson Coors Brewing Co., Class B	2,215,000	204,799	.69
Other securities		1,146,154	3.88
		1,867,656	6.31

Telecommunication services - 3.95%
AT&T Inc.	9,500,000	394,250	1.33
Sprint Nextel Corp., Series 1	11,600,000	240,236	.81
Other securities		534,141	1.81
		1,168,627	3.95

Materials - 2.05%
Air Products and Chemicals, Inc.	2,660,000	213,784	.72
Other securities		393,462	1.33
		607,246	2.05

Utilities - 1.28%
Other securities		377,160	1.28

Miscellaneous - 1.89%
Other common stocks in initial period of acquisition		559,323	1.89

Total common stocks (cost: $19,507,436,000)		26,370,692	89.09

		Market	Percent
		value	of net
Convertible securities - 0.03%		(000)	assets

Other - 0.03%
Other securities		8,299	.03

Total convertible securities (cost: $7,006,000)		8,299	.03

		Market	Percent
		value	of net
Bonds & notes - 0.04%		(000)	assets

Other - 0.04%
Other securities		13,101	.04

Total bonds & notes (cost: $12,565,000)		13,101	.04

	Principal
	amount
Short-term securities - 10.89%	(000)

Park Avenue Receivables Co., LLC 5.24%-5.25% due 7/23-8/24/2007 (3)	126,637	125,919
Jupiter Securitization Co., LLC 5.23% due 8/30-8/31/2007 (3)	101,644	100,745
JPMorgan Chase & Co. 5.23% due 8/29/2007	59,000	58,499	.97
Variable Funding Capital Corp. 5.22%-5.255% due 7/11-8/7/2007 (3)	227,400	226,670	.77
Coca-Cola Co. 5.18%-5.22% due 7/20-9/17/2007 (3)	224,700	222,469	.75
CAFCO, LLC 5.25% due 7/13/2007 (3)	100,000	99,810
Ciesco LLC 5.25% due 8/3/2007 (3)	59,300	59,018
Citigroup Funding Inc. 5.24% due 7/6/2007	50,000	49,958	.71
IBM Corp. 5.195%-5.225% due 8/2-8/22/2007 (3)	161,800	160,782
IBM Capital Inc. 5.22% due 9/18/2007 (3)	36,500	36,083	.66
AT&T Inc. 5.23%-5.27% due 7/26-8/29/2007 (3)	152,400	151,619	.51
Bank of America Corp. 5.215%-5.26% due 7/10-9/5/2007	123,400	122,808
Ranger Funding Co. LLC 5.27% due 9/13/2007 (3)	25,000	24,722	.49
Edison Asset Securitization LLC 5.23%-5.25% due 7/17-8/27/2007 (3)	120,800	120,160	.41
Fannie Mae 5.115%-5.155% due 7/20-9/19/2007	108,290	107,625	.36
Abbott Laboratories 5.215%-5.23% due 7/6-7/16/2007 (3)	103,000	102,860	.35
Hewlett-Packard Co. 5.26% due 7/18-7/25/2007 (3)	78,700	78,441	.26
American General Finance Corp. 5.20% due 10/3/2007	35,000	34,524	.12
PepsiCo Inc. 5.20% due 7/19/2007 (3)	22,800	22,737
Concentrate Manufacturing Co. of Ireland 5.21% due 7/11/2007 (3)	9,350	9,335	.11
Other securities		1,310,085	4.42

Total short-term securities (cost: $3,224,610,000)		3,224,869	10.89

Total investment securities (cost: $22,751,617,000)		29,616,961	100.05
Other assets less liabilities		(15,584)	(.05)

Net assets		$29,601,377	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by the authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,061,057,000.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $2,307,352,000, which represented 7.79% of the net assets of the fund.

ADR = American Depositary Receipts

See notes to Financial Statements

Asset Allocation Fund
Summary investment portfolio, June 30, 2007	unaudited
Largest individual equity securities

Percent of net assets

Fannie Mae	2.8%
Microsoft	2.1
Suncor Energy	2.1
Schlumberger	2.0
Altria Group	1.9
Boeing	1.8
BHP Billiton	1.6
Chevron	1.5
Medtronic	1.5
Lowe's Companies	1.5

	Shares	Market	Percent
		value	of net
Common stocks - 72.22%		(000)	assets

Financials - 10.75%
Fannie Mae	3,645,000	$238,128	2.77
Freddie Mac	1,450,000	88,015	1.03
Citigroup Inc.	1,475,000	75,653	.88
JPMorgan Chase & Co.	1,500,000	72,675	.85
Société Générale (1)	350,000	64,678	.75
Bank of America Corp.	1,250,000	61,112	.71
Other securities		322,835	3.76
		923,096	10.75

Energy - 10.31%
Suncor Energy Inc.	1,964,429	177,652	2.07
Schlumberger Ltd.	2,059,800	174,959	2.04
Chevron Corp.	1,534,328	129,252	1.51
Petro-Canada	2,150,000	114,987	1.34
Marathon Oil Corp.	1,200,000	71,952	.84
Rosetta Resources Inc. (2) (3) (4)	2,970,000	63,974	.74
Cameco Corp.	1,200,000	61,069	.71
Other securities		90,986	1.06
		884,831	10.31

Health care - 9.37%
Medtronic, Inc.	2,450,000	127,057	1.48
Wyeth	1,950,000	111,813	1.30
Endo Pharmaceuticals Holdings Inc. (3)	2,500,000	85,575	1.00
Johnson & Johnson	1,225,000	75,484	.88
Cardinal Health, Inc.	1,000,000	70,640	.82
Roche Holding AG (1)	387,000	68,651	.80
Eli Lilly and Co.	1,200,000	67,056	.78
Abbott Laboratories	1,250,000	66,937	.78
Bristol-Myers Squibb Co.	2,000,000	63,120	.74
Other securities		67,761	.79
		804,094	9.37

Information technology - 9.35%
Microsoft Corp.	6,150,000	181,240	2.11
Nokia Corp. (ADR)	3,360,000	94,450	1.10
International Business Machines Corp.	800,000	84,200	.98
Cisco Systems, Inc. (3)	3,000,000	83,550	.98
Hewlett-Packard Co.	1,500,000	66,930	.78
Intel Corp.	2,500,000	59,400	.69
Oracle Corp. (3)	3,000,000	59,130	.69
Other securities		173,518	2.02
		802,418	9.35

Consumer discretionary - 7.21%
Lowe's Companies, Inc.	4,110,000	126,136	1.47
Johnson Controls, Inc.	800,000	92,616	1.08
Best Buy Co., Inc.	1,705,350	79,589	.93
Target Corp.	1,150,000	73,140	.85
Kohl's Corp. (3)	900,000	63,927	.75
Carnival Corp., units	1,200,000	58,524	.68
Other securities		124,722	1.45
		618,654	7.21

Industrials - 6.26%
Boeing Co.	1,650,000	158,664	1.85
General Electric Co.	2,225,000	85,173	.99
Deere & Co.	640,000	77,274	.90
Other securities		216,434	2.52
		537,545	6.26

Materials - 5.86%
BHP Billiton Ltd. (1)	4,615,000	137,989	1.61
Newmont Mining Corp.	2,365,000	92,377	1.08
Alcoa Inc.	2,000,000	81,060	.94
Other securities		191,530	2.23
		502,956	5.86

Consumer staples - 4.23%
Altria Group, Inc.	2,300,000	161,322	1.88
Coca-Cola Co.	1,500,000	78,465	.91
PepsiCo, Inc.	1,000,000	64,850	.76
C&C Group PLC (1)	4,327,519	58,049	.68
		362,686	4.23

Telecommunication services - 2.94%
Vodafone Group PLC (1)	20,000,000	67,242	.78
Sprint Nextel Corp., Series 1	3,000,000	62,130	.72
Other securities		123,533	1.44
		252,905	2.94

Utilities - 1.35%
Reliant Energy, Inc. (3)	3,250,000	87,588	1.02
Other securities		28,130	.33
		115,718	1.35

Miscellaneous - 4.59%
Other common stocks in initial period of acquisition		393,590	4.59

Total common stocks (cost: $4,612,856,000)		6,198,493	72.22

		Market	Percent
		value	of net
Preferred stocks - 0.15%		(000)	assets

Other - 0.15%
Other securities		13,239	.15

Total preferred stocks (cost: $13,196,000)		13,239	.15

Rights & warrants - 0.00%

Other - 0.00%
Other securities		0	.00

Total rights & warrants (cost: $117,000)		0	.00

	Principal
	amount
Bonds & notes - 21.70%	(000)

Mortgage-backed obligations (5) - 6.56%
Fannie Mae, Series 2001-T10, Class A-1, 0% - 7.00% due 2009 - 2041	$183,604	178,102	2.08
Freddie Mac 5.00% - 7.50% due 2016 - 2037	74,024	73,215	.85
Other securities		311,520	3.63
		562,837	6.56

U.S. government & government agency bonds & notes - 5.94%
U.S. Treasury:
!3.875% 2010	164,000	159,106
!4.875% 2012	95,000	94,889
!3.375% - 9.25% due 2008 - 2036	193,625	206,574	5.37
Fannie Mae 5.25% - 6.25% due 2012 - 2029	15,375	15,691	.18
Freddie Mac 4.875% 2008	1,170	1,164	.01
Other securities		31,920	.38
		509,344	5.94

Consumer discretionary - 2.14%
Other securities		183,303	2.14

Financials - 1.65%
Other securities		141,831	1.65

Industrials - 0.98%
Other securities		84,377	.98

Other - 4.43%
Cisco Systems, Inc. 5.25% 2011	2,375	2,363	.03
Other securities		378,252	4.40
		380,615	4.43

Total bonds & notes (cost: $1,885,540,000)		1,862,307	21.70

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 5.99%	(000)	(000)	assets

CAFCO, LLC 5.23% - 5.26% due 7/12-9/21/2007 (2) (6)	$69,600	69,149	.81
Edison Asset Securitization LLC 5.23%-5.24% due 7/23-8/20/2007 (2)	56,000	55,657	.65
Coca-Cola Co. 5.19%-5.23% due 7/16-8/21/2007 (2)	32,700	32,573	.38
IBM Corp. 5.19% due 7/2/2007 (2)	31,325	31,316	.36
Hewlett-Packard Co. 5.26% due 7/11/2007 (2)	25,000	24,960	.29
Abbott Laboratories 5.21% due 7/9/2007 (2)	20,000	19,974	.23
Fannie Mae 5.11% due 8/22/2007	5,400	5,362	.06
Other securities		275,623	3.21

Total short-term securities (cost: $514,586,000)		514,614	5.99

Total investment securities (cost: $7,026,295,000)		8,588,653	100.06
Other assets less liabilities		-5,516	-.06

Net assets		$8,583,137	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holding listed below is shown in the preceding summary investment portfolio.  Further details on this holding and related transactions during the six months ended June 30, 2007, appear below.

						Market value
					Dividend	of affiliate
	Beginning				income	at 6/30/07
Company	shares	Purchases	Sales	Ending shares	(000)	(000)
Rosetta Resources Inc. (2) (3)	2,970,000	—	—	2,970,000	—	$63,974

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other Securities," was $756,279,000.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $782,848,000, which represented 9.12% of the net assets of the fund.

(3) Security did not produce income during the last 12 months.
(4) Represents an affiliated company as defined under the Investment Company Act of 1940.
(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements

Bond Fund
Summary investment portfolio, June 30, 2007	unaudited

Largest holdings (by issuer)

Percent of net assets

U.S Treasury	9.8%
Fannie Mae	4.5
Freddie Mac	2.2
Federal Home Loan Bank	1.8
Japan Government	1.5
General Motors Acceptance	1.2
General Motors	1.2
Washington Mutual	0.9
Ford Motor	0.9
Sprint Nextel	0.8

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 80.59%	(000)	(000)	assets

U.S. government & government agency bonds & notes - 14.04%
U.S. Treasury:
4.375% 2008	$30,000	29,902
4.50% 2011	93,793	92,225
4.875% 2011	31,395	31,349
4.25% 2013	147,375	142,308
4.50% 2016	81,175	78,226
4.50% 2036	37,519	33,978
3.875%-10.375% 2009-2012	20,020	19,902	9.83
Federal Home Loan Bank:
5.125% 2008	16,885	16,866
5.25% 2008	45,615	45,583
4.625%-5.625% 2007-2016	13,770	13,763	1.75
Freddie Mac 4.00% 2007	50,685	50,612	1.16
Fannie Mae:
5.25% 2012	16,000	15,824
4.625% 2013	20,000	19,120
5.25% 2007	7,000	7,000
1.75% 2008	¥640,000	5,231	1.08
Other securities		9,429	.22
		611,318	14.04

Financials - 13.49%
Residential Capital Corp. 6.00%-7.187% 2009-2015 (1) (2)	$30,585	30,063
General Motors Acceptance Corp. 6.625%-7.56% 2011-2014 (2)	24,580	24,209	1.24
Ford Motor Credit Co. 9.75% 2010	14,500	15,151	.35
Citigroup Inc. 4.125% 2010	3,000	2,912	.07
Other securities		515,082	11.83
		587,417	13.49

Mortgage-backed obligations (3) - 11.76%
Fannie Mae:
6.00% 2027	23,966	23,845
5.50% 2033	17,274	16,740
4.50%-11.977% 2010-2042(2)	106,112	104,521	3.33
Freddie Mac 0%-6.00% 2015-2037	48,835	45,650	1.05
Other securities		321,185	7.38
		511,941	11.76

Non-U.S. government bonds & notes - 9.65%
Japanese Government:
1.70% 2016	¥2,960,550	23,812
0.90%-2.30% 2008-2035	5,297,600	42,908	1.54
Singapore (Republic of) 3.125% 2011	S$ 28,825	19,209	.44
Israeli Government 6.50% 2016	ILS 70,755	17,890	.41
South Korean Government 5.25% 2015	KRW 17,265,710	18,390	.42
Spanish Government 4.25% 2007	€22,200	30,044	.69
German Government 5.25% 2008	17,060	23,200	.53
Polish Government 5.75% 2010	PLN 52,630	19,133	.44
United Kingdom 4.75% 2015	£9,596	18,263	.42
Hungarian Government 7.25% 2012	HUF 3,162,120	17,685	.41
Swedish Government 5.00% 2009	SKr 164,645	24,354	.56
Other securities		164,935	3.79
		419,823	9.65

Consumer discretionary - 9.64%
General Motors Corp.:
8.80% 2021	$19,360	18,392
7.25% 2013	€1,000	1,321
7.125%-9.40% 2011-2033	$32,875	31,104	1.17
Other securities		368,805	8.47
		419,622	9.64

Telecommunication services - 4.74%
Nextel Communications, Inc.:
Series E, 6.875% 2013	16,720	16,610
Series D, 7.375% 2015	17,975	17,983	.80
Verizon Communications Inc. 5.50% 2017	16,385	15,821	.36
Other securities		155,709	3.58
		206,123	4.74

Industrials - 4.38%
Other securities		190,853	4.38

Energy - 2.49%
Other securities		108,313	2.49

Materials - 2.40%
Other securities		104,303	2.40

Utilities - 2.01%
Other securities		87,479	2.01

Asset-backed obligations - 1.90%
Other securities		82,757	1.90

Information technology - 1.64%
Other securities		71,208	1.64

Health care - 1.58%
Other securities		68,660	1.58

Other - 0.87%
Other securities		37,985	.87

Total bonds & notes (cost: $3,511,175,000)		3,507,802	80.59

Convertible securities - 0.21%

Other securities		9,062	.21

Total convertible securities (cost: $7,428,000)		9,062	.21

Preferred stocks - 3.02%
	Shares
Financials - 3.02%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred	20,148,000	$19,747	.45
Sumitomo Mitsui Banking Corp. 6.078% (1)	15,908,000	15,383	.35
Fannie Mae, Series O, 7.495% (1)	100,000	5,209	.12
Other securities		91,334	2.10

Total preferred stocks (cost: $132,392,000)		131,673	3.02

Common stocks - 0.28%

Other - 0.16%
Other securities		$6,961	.16

Miscellaneous - 0.12%
Other common stocks in initial period of acquisition		5,237	.12

Total common stocks (cost: $10,258,000)		12,198	.28

Rights & warrants - 0.00%

Other - 0.00%
Other securities		$3	.00

Total rights & warrants (cost: $52,000)		3	.00

	Principal
Short-term securities - 14.73%	amount
	(000)

Clipper Receivables Co., LLC 5.23%-5.25% due 7/23-9/4/2007 (1)	$48,800	$48,569	1.12
Johnson & Johnson 5.18%-5.20% due 7/9-8/23/2007 (1)	48,600	48,361	1.11
CAFCO, LLC 5.25%-5.26% due 7/19-8/2/2007 (1) (4)	45,000	44,814	1.03
IBM Corp. 5.18%-5.23% due 7/13-8/9/2007 (1)	43,700	43,485	1.00
Hewlett-Packard Co. 5.26%-5.28% due 7/11-7/31/2007 (1)	35,000	34,915	.80
Honeywell International Inc. 5.22%-5.23% due 7/18-7/30/2007 (1)	35,000	34,891	.80
Coca-Cola Co. 5.23% due 7/24-8/8/2007 (1)	31,000	30,859	.71
Wal-Mart Stores, Inc. 5.20% due 8/28/2007 (1)	30,500	30,242	.70
Bank of America Corp. 5.25% due 7/24-7/27/2007	20,100	20,023	.69
Variable Funding Capital Corp. 5.25% due 8/17/2007 (1)	30,000	29,790
Ranger Funding Co. LLC 5.26% due 7/12/2007 (1)	10,000	9,982	.68
NetJets Inc. 5.22% due 8/29/2007 (1)	28,500	28,259	.65
E.I. duPont de Nemours and Co. 5.22% due 7/31/2007 (1)	27,975	27,849	.64
Paccar Financial Corp. 5.21% due 7/16/2007	25,700	25,641	.59
Medtronic Inc. 5.22%-5.23% due 7/10-7/11/2007 (1)	25,000	24,963	.57
Harvard University 5.20% due 8/7/2007 (4)	25,000	24,857	.57
McCormick & Co., Inc. 5.22% due 7/18/2007 (1)	24,000	23,937	.55
Proctor & Gamble International Funding S.C.A. 5.21% due 8/6/2007 (1) (4)	17,200	17,109	.39
Concentrate Manufacturing Co. of Ireland 5.21% due 7/11/2007 (1)	16,300	16,274	.37
Three Pillars Funding, LLC 5.37% due 7/2/2007 (1)	15,100	15,093	.35
Abbott Laboratories 5.21% due 7/9/2007 (1)	15,000	14,980	.34
Other securities		46,481	1.07

Total short-term securities (cost: $641,356,000)		641,374	14.73

Total investment securities (cost: $4,302,661,000)		4,302,112	98.83
Other assets less liabilities		50,778	1.17

Net assets		$4,352,890	100.00

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

"Miscellaneous" and "Other securities" include securities (with aggregate value of $2,276,000) which were valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,222,278,000, which represented 28.08% of the net assets of the fund.

(2) Coupon rate may change periodically.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Global Bond Fund
Summary investment portfolio, June 30, 2007	unaudited

	Principal	Market	Percent
	amount	value	of net
Bonds & notes- 91.46%	(000)	(000)	assets

Euros- 13.21%
German Government:
4.50% 2009	€1,500	US$ 2,031
4.50% 2013	625	844
4.25% 2014	520	691
4.00% 2016	2,930	3,807
3.75%-6.25% 2008-2024	865	1,204	7.14%
Spanish Government 4.25% 2007	2,074	2,807	2.34
Belgium (Kingdom of) 4.25% 2014	625	828	.69
Netherlands Government Eurobond 7.50% 2023	400	706	.59
Other securities		2,936	2.45
		15,854	13.21

Japanese yen- 9.72%
Japanese Government:
1.80% 2008	¥89,000	729
0.90% 2008	129,150	1,048
1.80% 2010	167,200	1,382
1.10% 2011	100,000	806
0.50% 2013	173,000	1,320
1.50% 2014	441,300	3,540
1.70% 2016	235,050	1,891
1.30%-2.30% 2011-2035	118,650	949	9.72
		11,665	9.72

British pounds- 4.36%
United Kingdom:
5.00% 2014	£525	1,016
4.75% 2015	755	1,437
8.00% 2021	275	694
4.00%-5.00% 2008-2038	1,030	1,983	4.27
Other securities		103	.09
		5,233	4.36

Swedish kronor- 4.21%
Swedish Government:
5.00% 2009	Skr 8,580	1,269
5.25% 2011	14,510	2,177
6.75% 2014	9,700	1,604	4.21
		5,050	4.21

Singapore dollars- 3.99%
Singapore (Republic of):
3.125% 2011	S$ 4,530	3,019
3.75% 2016	2,510	1,766	3.99
		4,785	3.99

Israeli shekels- 3.86%
Israeli Government:
7.50% 2014	ILS 4,653	1,226
6.50% 2016	13,490	3,411	3.86
		4,637	3.86

Malaysian ringgit- 2.55%
Malaysia:
3.718% 2012	MYR 2,670	786
4.262% 2016	7,410	2,272	2.55
		3,058	2.55

Polish zloty- 2.53%
Polish Government:
5.75% 2010	PLN 7,790	2,832
4.25% 2011	586	202	2.53
		3,034	2.53

Brazilian reais- 2.49%
Brazil (Federal Republic of):
10.00% 2017	BRL 2,000	991
10.00%-10.25% 2014-2028	1,350	738
Brazilian Treasury Bill:
6.00% 2015(1)	1,000	831
6.00% 2045(1)	500	424	2.49
		2,984	2.49

Danish kroner- 1.97%
Nykredit 5.00% 2038 (2)	Dkr 13,760	2,365	1.97

Egyptian pounds- 1.61%
Egypt (Arab Republic of):
Treasury Bill 0% 2007-2008	EGP 7,075	1,187
8.85%-11.50% 2011-2013	4,125	745	1.61
		1,932	1.61

South korean won- 1.45%
South Korean Government:
5.25% 2015	KRW 1,311,430	1,397
5.00% 2011	325,000	348	1.45
		1,745	1.45

Indonesia rupiah- 1.37%
Indonesia (Republic of):
12.50% 2013	IDR 9,672,000	1,246
11.00% 2020-2025	3,200,000	396	1.37
		1,642	1.37

Hungary forint- 1.22%
Hungarian Government:
7.25% 2012	HUF 229,440	1,283
6.00% 2011	33,980	181	1.22
		1,464	1.22

Mexican pesos- 1.21%
United Mexican States Government:
Series MI10, 9.50% 2014	MXN 10,000	1,021
10.00% 2024	3,800	430	1.21
		1,451	1.21

Norwegian kroner- 1.16%
Norwegian Government 6.50% 2013	Nkr 7,750	1,399	1.16

Australian dollars- 1.12%
New South Wales Treasury Corp. 5.50% 2014	A$ 925	735	.61
Other securities		613	.51
		1,348	1.12

U.S. dollars- 31.28%
U.S. Treasury:
4.875% 2012(3)	US$ 1,182	1,181
4.25% 2014(3)	850	813
4.50% 2016(3)	3,794	3,656
5.125% 2016(3)	2,775	2,790
4.50% 2036(3)	325	294	7.28
Freddie Mac:
6.00% 2037(2)	3,000	2,967
0%-5.50% 2034-2036(2)(3)	516	476	2.87
Fannie Mae:
5.50% 2037(2)	1,076	1,038
0%-6.50% 2036-2037(2)	2,263	2,127	2.64
Federal Home Loan Bank 5.125% 2008	2,350	2,347	1.95
Other securities		19,853	16.54
		37,542	31.28

Other currencies - 2.15%		2,587	2.15

Total bonds & notes (cost: $110,360,000)		109,775	91.46

	Shares

Preferred stocks- 0.97%

Euros-0.64%
Barclays Bank PLC 4.75% (4)	230,000	US$ 262	.22%
Other securities		507	.42
		769	.64

Other currencies-0.33%
Other securities		394	.33

Total preferred stocks (cost: $1,189,000)		1,163	.97

	Principal
	amount
Short-term securities- 9.62%	(000)

AstraZeneca PLC 5.25% due 8/14/2007(3)	US$ 2,800	US$ 2,782	2.32%
Old Line Funding, LLC5.25%-5.27% due 7/6-8/8/2007 (3)(5)	1,899	1,890	1.57
Siemens Capital Co. LLC 5.27% due 7/13/2007 (5)	1,800	1,797	1.50
Clipper Receivables Co., LLC 5.36% due 7/2/2007 (5)	1,700	1,699	1.41
Sheffield Receivables Corp. 5.29% due 7/24/2007 (5)	1,400	1,395	1.16
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 8/8/2007(3)	1,000	995	.83
HSBC USA Inc. 5.24% due 8/7/2007(3)	1,000	994	.83

Total short-term securities (cost: $11,551,000)		11,552	9.62

Total investment securities (cost: $123,100,000)		122,490	102.05
Other assets less liabilities		(2,456)	(2.05)

Net assets		US$ 120,034	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(4) Coupon rate may change periodically.
(5) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $13,570,000, which represented 11.31% of the net assets of the fund.

See Notes to Financial Statements

High-Income Bond Fund
Summary investment portfolio, June 30, 2007	unaudited

Largest holdings (by issuer)

Percent of net assets

General Motors	1.9%
Charter Communications	1.9
Edison International	1.6
Williams Companies	1.4
Ford Motor	1.4
Dobson Communications	1.1
DigitalGlobe	1.1
Continental Airlines	1.0
Univision Communications	1.0
Nielsen Co.	0.9

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 83.24%	(000)	(000)	assets

Consumer discretionary - 24.67%
General Motors Corp.:
7.125%2013	$6,335	$5,963
7.25%2013	€400	528
7.70%2016	$8,425	7,856
8.80%2021	7,957	7,559
7.20%-9.40%2011-2033	3,212	3,063	1.91%
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014 (1) (2)	7,225	7,173
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	7,008	7,166
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00%-8.375% 2012-2014 (3)	4,125	4,206
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	3,700	3,880
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125%-13.50% 2011-2012	2,050	2,129
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	167	175	1.89
Univision Communications Inc. 9.75% 2015 (3) (4)	10,060	9,985	.76
Young Broadcasting Inc. 10.00% 2011	7,467	7,467	.57
Michaels Stores, Inc. 10.00% 2014 (3)	6,100	6,283	.48
Bon-Ton Department Stores, Inc. 10.25% 2014	5,750	5,851	.45
CanWest Media Inc., Series B, 8.00% 2012	5,626	5,612	.43
Burlington Coat Factory Warehouse Corp. 11.125% 2014	5,575	5,463	.42
Ford Capital BV 9.50% 2010	200	204
Ford Motor Co. 6.50% 2018	5,439	4,433	.35
Other securities		227,500	17.41
		322,496	24.67

Industrials - 11.91%
Continental Airlines, Inc. 6.545%-8.75% 2011-2022 (2)	11,821	12,077
Calair LLC and Calair Capital Corp. 8.125% 2008	1,000	1,009	1.00
Hawker Beechcraft 8.875% 2015 (3) (4)	8,110	8,373	.64
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014 (3)	7,600	8,075	.62
Alion Science and Technology Corp. 10.25% 2015	5,190	5,385	.41
Other securities		120,700	9.24
		155,619	11.91

Telecommunication services - 9.36%
Dobson Cellular Systems, Inc., Series B, 8.375%-9.875% 2011-2012	4950	5,326
Dobson Communications Corp. 8.875% 2013	3712	3,898
American Cellular Corp., Term Loan B, 7.36% 2014 (1) (2)	2,544	2,544
American Cellular Corp., Series B, 10.00% 2011	399	420	.93
American Tower Corp. 7.125% 2012	8,115	8,338	.64
Triton PCS, Inc. 8.50% 2013	6,625	6,807	.52
MetroPCS Wireless, Inc. 9.25% 2014 (3)	6,250	6,484	.50
Windstream Corp. 8.125% 2013	5,725	6,011	.46
Rural Cellular Corp. 8.36% 2013 (1) (3)	5,675	5,675	.44
Nextel Communications, Inc., Series D, 7.375% 2015	5,250	5,252	.40
Other securities		71,539	5.47
		122,294	9.36

Materials - 6.68%
Georgia Gulf Corp. 9.50% 2014	5,765	5,765	.44
Building Materials Corp. of America 7.75% 2014	5,675	5,533	.42
Other securities		75,985	5.82
		87,283	6.68

Financials - 6.08%
Ford Motor Credit Co. 5.80%-9.875% 2009-2012 (1)	10,600	10,678	.82
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated) (1) (3)	7,600	7,360	.56
Other securities		61,389	4.70
		79,427	6.08

Information technology - 5.23%
Hughes Communications, Inc. 9.50% 2014	9,150	9,607	.73
Sanmina-SCI Corp. 8.125% 2016	9,350	8,742	.67
NXP BV and NXP Funding LLC 9.50% 2015	7,895	7,816	.60
SunGard Data Systems Inc. 9.125% 2013	6,984	7,185	.55
Serena Software, Inc. 10.375% 2016	5,050	5,467	.42
Other securities		29,584	2.26
		68,401	5.23

Health care - 4.53%
HealthSouth Corp. 10.75% 2016	7,705	8,398	.64
HCA Inc., Term Loan B, 7.60% 2013 (1) (2)	7,612	7,668	.59
Warner Chilcott Corp. 8.75% 2015	5,187	5,356	.41
Other securities		37,783	2.89
		59,205	4.53

Energy - 4.36%
Williams Companies, Inc.:
8.75%2032	6,325	7,353
6.375%-8.125%2010-2021(1)(3)	4,650	4,860
Williams Partners L.P. and Williams Partners Finance Corp. 7.25%-7.50% 2011-2017	5,350	5,489
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,025	1.43
Enterprise Products Operating LP 7.034% 2068 (1)	5,925	5,722	.44
Other securities		32,594	2.49
		57,043	4.36

Utilities - 3.47%
Edison Mission Energy:
7.20%2019(3)	5,725	5,410
7.00%-7.75%2013-2027(3)	13,425	13,061
Midwest Generation, LLC, Series B, 8.56% 2016 (2)	2,108	2,249	1.59
Other securities		24,609	1.88
		45,329	3.47

Consumer staples - 3.41%
Other securities		44,562	3.41

Mortgage-backed obligations (2) - 1.81%
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036 (3)	5,970	5,959	.46
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037 (3)	6,050	5,835	.45
Other securities		11,808	.90
		23,602	1.81

Non-U.S. government bonds & notes - 1.67%
Other securities		21,883	1.67

Other - 0.06%
Other securities		744	.06

Total bonds & notes (cost: $1,078,022,000)		1,087,888	83.24

	Shares
Convertible securities - 0.65%

Consumer discretionary - 0.50%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	75,000	2,892	.22
Other securities		3,571	.28
		6,463	.50

Other - 0.15%
Other securities		2,000	.15

Total convertible securities (cost: $6,264,000)		8,463	.65

Preferred stocks - 2.34%

Financials - 2.34%
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative (1) (3)	6,114,000	6,360	.49
Fuji JGB Investment LLC, Series A, 9.87% noncumulative (1) (3)	5,500,000	5,719	.44
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative (1) (3)	5,370,000	5,365	.41
Other securities		13,114	1.00

Total preferred stocks (cost: $27,217,000)		30,558	2.34

Common stocks - 2.28%

Industrials - 1.13%
DigitalGlobe Inc. (3) (5) (6)	3,677,578	14,710	1.13

Telecommunication services - 0.44%
Dobson Communications Corp., Class A (5)	237,211	2,635	.20
Other securities		3,193	.24
		5,828	.44

Other - 0.47%
Other securities		6,096	.47

Miscellaneous - 0.24%
Other common stocks in initial period of acquisition		3,179	.24

Total common stocks (cost: $15,280,000)		29,813	2.28

Rights & warrants - 0.00%

Other - 0.00%
Other securities		1	.00

Total rights & warrants (cost: $428,000)		1	.00

	Principal
	amount
Short-term securities - 9.83%	(000)

Freddie Mac 5.125% due 7/9/2007	$20,700	20,674	1.58
Coca-Cola Co. 5.23% due 7/20/2007 (3)	16,000	15,954	1.22
Procter & Gamble International Funding S.C.A. 5.22% due 7/26/2007 (3)	15,700	15,644	1.20
Three Pillars Funding, LLC 5.37% due 7/2/2007 (3)	14,900	14,893	1.14
CAFCO, LLC 5.25% due 7/12/2007 (3)	14,700	14,674	1.12
Medtronic Inc. 5.23% due 7/17/2007 (3)	13,250	13,217	1.01
Hewlett-Packard Co. 5.26% due 7/18/2007 (3)	10,000	9,974	.76
Ranger Funding Co. LLC 5.25% due 8/8/2007 (3) (7)	8,900	8,852	.68
Federal Home Loan Bank 5.14%-5.143% due 7/25/2007 (7)	8,570	8,540	.66
Becton, Dickinson and Co. 5.21% due 7/12/2007	6,033	6,023	.46

Total short-term securities (cost: $128,437,000)		128,445	9.83

Total investment securities (cost: $1,255,648,000)		1,285,168	98.34
Other assets less liabilities		21,762	1.66

Net assets		$1,306,930	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $382,464,000, which represented 29.26% of the net assets of the fund.

(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Security did not produce income during the last 12 months.
(6) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $19,069,000.

(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

U.S. Government / AAA-Rated Securities Fund
Summary investment portfolio, June 30, 2007	unaudited

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 97.03%	(000)	(000)	assets

Mortgage-backed obligations (1) - 55.40%
Fannie Mae:
Series 2003-T1, Class B, 4.491% 2012	$ 6,750	$ 6,431
5.00% 2017	4,643	4,506
5.00% 2020	11,029	10,701
6.00% 2027	8,231	8,189
5.50% 2033	16,903	16,381
4.50% 2035	13,298	12,099
5.50% 2035	13,000	12,572
6.50% 2036	4,499	4,528
Series 2007-33, Class HE, 5.50% 2037	4,699	4,598
6.00% 2037	5,500	5,441
0%-12.00% 2008-2042 (2)	77,940	76,079	23.38
Freddie Mac:
6.00% 2026	8,208	8,170
6.00% 2027	15,729	15,657
Series 3312, Class PA, 5.50% 2037	7,978	7,782
5.50% 2037	5,000	4,825
6.00% 2037	34,250	33,878
6.027% 2037 (2)	4,900	4,912
0% - 11.00% 2008-2037 (2)	32,575	30,899	15.36
Countrywide Alternative Loan Trust, 5.00%-6.029% 2020-2047 (2)	10,196	10,066	1.46
J.P. Morgan Chase Commercial Mortgage Securities Corp., 3.972%-5.481% 2034-2046 (2)	10,221	9,964	1.44
CHL Mortgage Pass-Through Trust:
Series 2004-J7, Class 3-A-1, 5.00% 2019	4,224	4,053
Series 2004-J6, Class 3-A-1, 5.00% 2018-2019	5,269	5,055	1.32
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	4,199	3,992.58
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	4,544	4,572.66
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037 (3)	4,500	4,415.64
Other securities		72,959	10.56
		382,724	55.40

U.S. Treasury bonds & notes - 23.54%
U.S. Treasury:
5.75% 2010	5,000	5,122
4.625% 2011	6,000	5,927
4.875% 2011 (4)	4,750	4,743
3.875% 2013	9,975	9,473
4.25% 2013	42,750	41,280
4.25% 2014 (4)	9,000	8,608
11.25% 2015 (4)	5,000	6,954
5.125% 2016 (4)	18,000	18,098
8.875% 2017	3,690	4,781
8.125% 2019 (4)	13,195	16,685
8.50% 2020 (4)	11,750	15,339
7.875% 2021	3,250	4,091
5.375% 2031 (4)	5,500	5,650
4.50% 2036	13,850	12,543	23.54
3.625%-7.125% 2013-2023	3,000	3,337
		162,631	23.54

Asset-backed obligations (1) - 10.08%
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,570	5,521.80
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	5,214	5,198.75
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013 (3)	6,125	6,094.88
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010 (3)	5,208	5,124.74
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013 (3)	4,000	4,019.58
Other securities		43,672	6.33
		69,628	10.08

Federal agency bonds & notes - 7.23%
Freddie Mac:
5.25% 2011	9,000	8,999
4.50% 2014	8,000	7,626	2.41
Fannie Mae:
6.00% 2011	11,250	11,539
4.125% 2014	3,000	2,790	2.07
Small Business Administration:
SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	5,729	5,612
2003-20B, 4.84%-6.44% 2021-2023 (1)	6,296	6,250	1.72
Federal Home Loan Bank 5.26% 2008 (2)	1,500	1,500.22
Other securities		5,590.81
		49,906	7.23

Other - 0.78%
Other securities		5,375.78

Total bonds & notes (cost: $678,564,000)		670,264	97.03

Short-term securities - 8.24%

Private Export Funding Corp. 5.26% due 7/16/2007 (3)	10,000	9,977	1.44
IBM Corp. 5.19% due 7/2/2007 (3)	9,600	9,597	1.39
Federal Home Loan Bank 5.13% due 7/20/2007	8,400	8,376	1.21
Wal-Mart Stores, Inc. 5.18% due 7/17/2007 (3)	7,500	7,482	1.08
Park Avenue Receivables Co., LLC 5.27% due 7/10/2007 (3)	7,300	7,289	1.06
Coca-Cola Co. 5.22% due 7/11/2007 (3)	6,100	6,090.88
CAFCO LLC 5.26% due 8/14/2007 (3) (4)	5,000	4,967.72
Other securities		3,187.46

Total short-term securities (cost: $56,965,000)		56,965	8.24

Total investment securities (cost: $735,529,000)		727,229	105.27
Other assets less liabilities		(36,432)	(5.27)

Net assets		$690,797	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Purchased in a private placement transaction; resale may be  limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $99,081,000, which represented 14.34% of the net assets of the fund.

(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Cash Management Fund
Investment portfolio June 30, 2007	unaudited

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 99.89%	(000)	(000)	assets

Corporate short-term notes -- 92.55%

Procter & Gamble International Funding S.C.A. 5.21% due 8/1/2007 (1)	$10,700	$10,652	2.11%
Emerson Electric Co. 5.24% due 7/10-7/17/2007 (1)	10,300	10,277	2.03
Paccar Financial Corp. 5.21% due 7/18/2007	10,200	10,175	2.01
Becton, Dickinson and Co. 5.20%-5.21% due 7/13-8/6/2007	10,046	10,009	1.98
Eksportfinans ASA 5.29% due 7/2/2007 (1)	10,000	9,997	1.98
Liberty Street Funding Corp. 5.28% due 7/9/2007 (1)	10,000	9,987	1.98
Kimberly-Clark Worldwide Inc. 5.20% due 7/11/2007 (1)	10,000	9,984	1.98
Harvard University 5.185% due 7/16/2007	10,000	9,977	1.97
Hewlett-Packard Co. 5.26% due 7/19/2007 (1)	10,000	9,972	1.97
Swedish Export Credit Corp. 5.235% due 7/23/2007	10,000	9,967	1.97
Honeywell International Inc. 5.20%-5.22% due 7/20-7/26/2007 (1)	10,000	9,967	1.97
Target Corp. 5.24% due 7/23/2007	10,000	9,966	1.97
Wal-Mart Stores, Inc. 5.18% due 7/24/2007 (1)	10,000	9,966	1.97
Hershey Co. 5.20% due 7/25/2007 (1)	10,000	9,964	1.97
E.I. duPont de Nemours and Co. 5.22% due 7/31/2007 (1)	10,000	9,955	1.97
Park Avenue Receivables Co., LLC 5.25% due 7/31/2007 (1)	10,000	9,955	1.97
Chevron Funding Corp. 5.21% due 8/2/2007	10,000	9,952	1.97
International Lease Finance Corp. 5.235% due 8/3/2007	10,000	9,950	1.97
NetJets Inc. 5.19% due 8/6/2007 (1)	10,000	9,947	1.97
Electricité de France 5.23%-5.24% due 8/6/2007	10,000	9,947	1.97
CBA (Delaware) Finance Inc. 5.25% due 8/20/2007	10,000	9,926	1.96
Anheuser-Busch Cos. Inc. 5.20% due 8/24/2007 (1)	10,000	9,920	1.96
UBS Finance (Delaware) LLC 5.24%-5.26% due 7/23-7/24/2007	9,800	9,767	1.93
Coca-Cola Co. 5.19%-5.20% due 7/6-7/13/2007 (1)	9,600	9,591	1.90
Danske Corp. 5.25%-5.28% due 7/6/2007 (1)	9,500	9,492	1.88
3M Co. 5.23% due 7/10/2007	9,500	9,486	1.88
CIT Group, Inc. 5.25% due 7/12-7/24/2007 (1)	9,400	9,375	1.85
Variable Funding Capital Corp. 5.25%-5.27% due 7/19/2007 (1)	9,400	9,374	1.85
AT&T Inc. 5.24% due 7/30/2007 (1)	9,000	8,961	1.77
BNP Paribas Finance Inc. 5.25% due 8/24/2007	9,000	8,931	1.77
Barton Capital LLC 5.25% due 7/2/2007 (1)	8,700	8,697	1.72
CAFCO, LLC 5.275%-5.28% due 8/16-8/22/2007 (1)	8,600	8,537	1.69
American Express Credit Corp. 5.24% due 7/17/2007	8,200	8,180	1.62
Amsterdam Funding Corp. 5.26% due 7/18/2007 (1)	8,100	8,079	1.60
Clipper Receivables Co., LLC 5.25% due 8/2/2007 (1)	8,000	7,961	1.58
Ranger Funding Co. LLC 5.24%-5.27% due 7/13-9/6/2007 (1)	8,000	7,960	1.58
Novartis Finance Corp. 5.21% due 8/8/2007 (1)	8,000	7,955	1.57
AstraZeneca PLC 5.25% due 8/15/2007	8,000	7,949	1.57
Johnson & Johnson 5.19% due 8/17/2007 (1)	8,000	7,947	1.57
Credit Suisse New York Branch 5.25% due 7/30/2007	7,500	7,468	1.48
IBM Corp. 5.18% due 7/16/2007 (1)	7,400	7,383	1.46
Abbott Laboratories 5.21% due 7/9/2007 (1)	7,000	6,991	1.38
Medtronic Inc. 5.23% due 7/10/2007 (1)	7,000	6,990	1.38
Concentrate Manufacturing Co. of Ireland 5.21% due 7/11/2007 (1)	6,200	6,190	1.22
Caterpillar Financial Services Corp. 5.23% due 7/2/2007	5,700	5,698	1.13
Stadshypotek Delaware Inc. 5.23% due 8/6/2007 (1)	5,100	5,073	1.00
Brown-Forman Corp. 5.28% due 7/11/2007 (1)	5,000	4,992	.99
Old Line Funding, LLC 5.25% due 7/12/2007 (1)	5,000	4,991	.99
McCormick & Co., Inc. 5.22% due 7/18/2007 (1)	5,000	4,987	.99
Illinois Tool Works Inc. 5.24% due 7/26/2007	5,000	4,981	.99
American Honda Finance Corp. 5.24% due 7/26/2007	5,000	4,981	.99
Harley-Davidson Funding Corp. 5.21% due 8/3/2007 (1)	5,000	4,975	.98
United Parcel Service Inc. 5.19% due 8/16/2007 (1)	5,000	4,966	.98
Sheffield Receivables Corp. 5.27% due 7/5/2007 (1)	4,800	4,796	.95
Siemens Capital Co. LLC 5.27% due 7/13/2007 (1)	4,700	4,691	.93
BASF AG 5.27% due 7/3/2007 (1)	4,500	4,498	.89
Bank of Ireland 5.25% due 8/3/2007 (1)	4,500	4,479	.89
		467,784	92.55

Federal agency discount notes - 5.36%

Fannie Mae 5.15% due 7/25/2007	10,000	9,964	1.97
Freddie Mac 5.15% due 7/23/2007	9,500	9,469	1.87
Federal Home Loan Bank 5.12%-5.13% due 7/13-8/8/2007	7,700	7,668	1.52
		27,101	5.36

Certificates of deposit - 1.98%

Union Bank of California, N.A. 5.26% due 7/16/2007	10,000	10,000	1.98

Total investment securities (cost: $504,868,000)		504,885	99.89
Other assets less liabilities		535	.11

Net assets		$505,420	100.00%

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $310,474,000, which represented 61.43% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at June 30, 2007	unaudited
(dollars and shares in thousands, except per-share amounts)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund		Global Growth and Income Fund
Assets:

Investment securities at market:
Unaffiliated issuers	$218,924	$5,081,133	$3,945,502	$28,713,203	$10,487,649	$1,627,811	$4,537,888		$1,348,157
Affiliated issuers	-	-	92,915	679,740	-	-	-		-
Cash denominated in non-U.S. currencies	10	319	17,360	9,654	1,665	-	-		168
Cash	90	152	153	134	68	218	116		184
Receivables for:
Sales of investments	948	1,620	11,925	744,535	3,615	14,861	-		6,644
Sales of fund's shares	314	6,351	2,611	6,222	3,272	2,344	2,221		9,203
Open forward currency contracts	-	-	-	-	-	-	-		-
Closed forward currency contracts	-	-	-	-	-	-	-		-
Dividends and interest	120	7,751	1,811	19,061	13,682	6,244	3,505		5,072
Other assets	-	-	551	-	-	-	-		-
	220,406	5,097,326	4,072,828	30,172,549	10,509,951	1,651,478	4,543,730		1,369,428
Liabilities:
Payables for:
Purchases of investments	664	39,358	29,294	425,993	75,352	5,781	3,396		3,087
Repurchases of fund's shares	1	271	1,317	39,928	15,458	7	347		-
Open forward currency contracts	-	-	-	-	-	-	-		-
Closed forward currency contracts	-	-	-	-	-	-	-		-
Investment advisory services	94	1,966	2,055	7,001	3,743	913	1,393		610
Distribution services	38	957	757	5,051	1,761	300	904		254
Deferred trustees' compensation	1	57	32	831	365	11	34		1
Other	2	1,433	399	435	4,148	1,434	-	*	19
	800	44,042	33,854	479,239	100,827	8,446	6,074		3,971
Net assets at June 30, 2007 (total: $102,121,028)	$219,606	$5,053,284	$4,038,974	$29,693,310	$10,409,124	$1,643,032	$4,537,656		$1,365,457
Investment securities at cost:
Unaffiliated issuers	$177,018	$3,955,292	$2,708,496	$22,116,483	$7,839,744	$1,140,525	$3,633,438		$1,255,091
Affiliated issuers	-	-	$81,727	$533,006	-	-	-		-
Cash denominated in non-U.S. currencies at cost	$10	$319	$17,277	$9,654	$1,665	-	-		$167

Net assets consist of:
Capital paid in on shares of beneficial interest	$171,811	$3,707,432	$2,671,778	$21,142,040	$6,885,580	$1,095,052	$3,500,920		$1,231,835
Undistributed (distributions in excess of) net investment income	1,185	45,001	(61,758)	101,777	101,284	2,869	36,090		13,156
Undistributed (accumulated) net realized gain (loss)	4,704	176,303	180,992	1,706,842	778,302	59,150	96,196		27,370
Net unrealized appreciation (depreciation)	41,906	1,124,548	1,247,962	6,742,651	2,643,958	485,961	904,450		93,096
Net assets at June 30, 2007	$219,606	$5,053,284	$4,038,974	$29,693,310	$10,409,124	$1,643,032	$4,537,656		$1,365,457

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
Net assets (total: $15,848,608)	$31,239	$367,353	$295,812	$5,043,419	$1,720,001	$150,814	$163,056		$69,790
Shares outstanding	2,209	15,011	10,786	75,690	72,885	6,531	13,251		5,886
Net asset value per share	$14.14	$24.47	$27.43	$66.63	$23.60	$23.09	$12.30		$11.86
Class 2:
Net assets (total: $85,085,936)	$188,367	$4,685,931	$3,743,162	$24,198,165	$8,564,874	$1,492,218	$4,374,600		$1,295,667
Shares outstanding	13,391	192,659	137,841	366,150	364,422	65,121	358,273		109,542
Net asset value per share	$14.07	$24.32	$27.16	$66.09	$23.50	$22.91	$12.21		$11.83
Class 3:
Net assets (total: $1,186,484)	-	-	-	$451,726	$124,249	-	-		-
Shares outstanding	-	-	-	6,785	5,271	-	-		-
Net asset value per share	-	-	-	$66.57	$23.57	-	-		-
	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund		High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Assets:

Investment securities at market:
Unaffiliated issuers	$29,616,961	$8,524,679	$4,302,112	$122,490		$1,285,168	$727,229	$504,885
Affiliated issuers	-	63,974	-	-		-	-	-
Cash denominated in non-U.S. currencies	6	-	-	-		-	-	-
Cash	87	5	21	107		120	41	177
Receivables for:
Sales of investments	41,549	36,143	22,416	4,043		9,936	37,577	-
Sales of fund's shares	9,098	12,483	38,632	1,798		1,936	1,399	1,954
Open forward currency contracts	-	-	1,318	67		-	-	-
Closed forward currency contracts	-	-	256	126		-	-	-
Dividends and interest	21,210	32,220	53,670	1,877		21,804	5,668	66
Other assets	-	-	-	-		-	-	-
	29,688,911	8,669,504	4,418,425	130,508		1,318,964	771,914	507,082
Liabilities:
Payables for:
Purchases of investments	59,085	82,301	63,137	10,367		10,432	80,615	-
Repurchases of fund's shares	16,848	375	111	-		525	103	1,435
Open forward currency contracts	-	3	77	21		38	-	-
Closed forward currency contracts	-	-	-	18		-	-	-
Investment advisory services	5,717	1,951	1,255	47		460	230	114
Distribution services	4,883	1,486	817	19		207	97	77
Deferred trustees' compensation	952	221	47	-	*	89	72	36
Other	49	30	91	2		283	- *	-	*
	87,534	86,367	65,535	10,474		12,034	81,117	1,662
Net assets at June 30, 2007 (total: $102,121,028)	$29,601,377	$8,583,137	$4,352,890	$120,034		$1,306,930	$690,797	$505,420
Investment securities at cost:
Unaffiliated issuers	$22,751,617	$6,977,814	$4,302,661	$123,100		$1,255,648	$735,529	$504,868
Affiliated issuers	-	$48,481	-	-		-	-	-
Cash denominated in non-U.S. currencies at cost	$6	-	-	-		-	-	-

Net assets consist of:
Capital paid in on shares of beneficial interest	$22,030,293	$6,701,850	$4,248,095	$119,064		$1,364,467	$693,703	$495,347
Undistributed (distributions in excess of) net investment income	242,063	101,447	102,874	1,436		41,251	15,382	10,060
Undistributed (accumulated) net realized gain (loss)	463,623	217,440	1,155	95		(128,283)	(9,988)	(4)
Net unrealized appreciation (depreciation)	6,865,398	1,562,400	766	(561)		29,495	(8,300)	17
Net assets at June 30, 2007	$29,601,377	$8,583,137	$4,352,890	$120,034		$1,306,930	$690,797	$505,420

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
Net assets (total: $15,848,608)	$5,759,327	$1,333,399	$287,974	$17,269		$294,303	$207,611	$107,241
Shares outstanding	129,849	69,847	25,277	1,663		23,320	18,099	9,306
Net asset value per share	$44.35	$19.09	$11.39	$10.38		$12.62	$11.47	$11.52
Class 2:								.
Net assets (total: $85,085,936)	$23,388,612	$7,173,295	$4,064,916	$102,765		$981,540	$453,524	$378,300
Shares outstanding	530,953	378,481	360,191	9,915		78,436	39,796	32,985
Net asset value per share	$44.05	$18.95	$11.29	$10.36		$12.51	$11.40	$11.47
Class 3:
Net assets (total: $1,186,484)	$453,438	$76,443	-	-		$31,087	$29,662	$19,879
Shares outstanding	10,232	4,008	-	-		2,464	2,586	1,726
Net asset value per share	$44.32	$19.07	-	-		$12.62	$11.47	$11.52

* Amount less than one thousand.

See Notes to Financial Statements

Statements of operations	unaudited
for the six months ended June 30, 2007	(dollars in thousands)

	Global Discovery Fund		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes) (1) (2):
Dividends	$1,455		$48,052	$15,595	$149,514	$125,644	$15,215	$40,807	$13,950
Interest	702		16,366	4,849	30,777	11,337	6,820	9,423	4,054
	2,157		64,418	20,444	180,291	136,981	22,035	50,230	18,004
Fees and expenses (3):
Investment advisory services	579		12,312	12,328	44,808	23,472	5,559	8,896	3,449
Distribution services - Class 2	212		5,380	4,041	29,537	9,701	1,619	5,158	1,179
Distribution services - Class 3	-		-	-	400	109	-	-	-
Transfer agent services	-	(4)	2	1	9	3	1	1	-	(4)
Reports to shareholders	3		76	57	464	157	23	71	15
Registration statement and prospectus	1		30	23	188	63	9	29	6
Postage, stationery and supplies	1		27	20	170	57	8	26	5
Trustees' compensation	1		23	16	195	75	6	19	3
Auditing and legal	4		13	19	47	23	15	6	3
Custodian	11		305	408	403	1,066	322	5	77
State and local taxes	2		42	31	258	86	13	39	8
Other	2		13	23	47	31	16	7	5
Total fees and expenses before waiver	816		18,223	16,967	76,526	34,843	7,591	14,257	4,750
Less waiver of fees and expenses:
Investment advisory services	58		1,232	1,233	4,481	2,347	556	890	532
Total fees and expenses after waiver	758		16,991	15,734	72,045	32,496	7,035	13,367	4,218
Net investment income	1,399		47,427	4,710	108,246	104,485	15,000	36,863	13,786

Net realized gain (loss) and unrealized
appreciation (depreciation) on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments (2)	4,775		177,518	182,958	1,713,818	776,623	59,773	99,732	27,835
Non-U.S. currency transactions	(3)		84	(684)	(1,347)	3,553	(281)	-	(228)
	4,772		177,602	182,274	1,712,471	780,176	59,492	99,732	27,607
Net unrealized appreciation (depreciation) on:
Investments	11,688		223,934	493,089	1,058,875	269,400	142,135	168,760	42,571
Non-U.S. currency translations	(6)		56	99	(702)	(55)	13	-	17
	11,682		223,990	493,188	1,058,173	269,345	142,148	168,760	42,588
Net realized gain (loss) and
unrealized appreciation (depreciation)
on investments and non-U.S. currency	16,454		401,592	675,462	2,770,644	1,049,521	201,640	268,492	70,195
Net increase in net assets resulting
from operations	$17,853		$449,019	$680,172	$2,878,890	$1,154,006	$216,640	$305,355	$83,981

	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund		High-Income Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
Investment income:
Income (net of non-U.S. taxes) (1) (2):
Dividends	$219,889	$50,712	$834	$-		$880		$-		$-
Interest	88,472	71,785	115,823	1,696		46,190		17,570		11,284
	308,361	122,497	116,657	1,696		47,070		17,570		11,284
Fees and expenses (3):
Investment advisory services	36,638	12,385	7,911	192		2,942		1,512		682
Distribution services - Class 2	28,866	8,371	4,609	67		1,138		532		387
Distribution services - Class 3	406	68	-	-		30		28		16
Transfer agent services	9	2	1	-	(4)	-	(4)	-	(4)	-	(4)
Reports to shareholders	460	130	64	1		20		11		7
Registration statement and prospectus	187	53	26	-	(4)	9		5		3
Postage, stationery and supplies	169	47	23	-	(4)	7		4		2
Trustees' compensation	207	53	20	-	(4)	14		10		5
Auditing and legal	43	11	5	3		2		1		-	(4)
Custodian	250	62	107	8		8		2		-	(4)
State and local taxes	256	73	37	-	(4)	12		6		4
Other	48	17	10	2		2		2		1
Total fees and expenses before waiver	67,539	21,272	12,813	273		4,184		2,113		1,107
Less waiver of fees and expenses:
Investment advisory services	3,664	1,238	791	19		294		151		68
Total fees and expenses after waiver	63,875	20,034	12,022	254		3,890		1,962		1,039
Net investment income	244,486	102,463	104,635	1,442		43,180		15,608		10,245

Net realized gain (loss) and unrealized
appreciation (depreciation) on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments (2)	488,527	222,734	6,013	(50)		4,279		(740)		-	(4)
Non-U.S. currency transactions	439	(327)	1,144	149		(182)		-		-
	488,966	222,407	7,157	99		4,097		(740)		-	(4)
Net unrealized appreciation (depreciation) on:
Investments	1,467,557	277,131	(54,912)	(715)		(4,604)		(9,256)		6
Non-U.S. currency translations	(247)	206	979	60		69		-		-
	1,467,310	277,337	(53,933)	(655)		(4,535)		(9,256)		6
Net realized gain (loss) and
unrealized appreciation (depreciation)
on investments and non-U.S. currency	1,956,276	499,744	(46,776)	(556)		(438)		(9,996)		6
Net increase in net assets resulting
from operations	$2,200,762	$602,207	$57,859	$886		$42,742		$5,612		$10,251

(1) Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
(2) Additional information related to affiliated transactions is included in the Notes to Financial Statements.
(3) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(4) Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets	(dollars and shares in thousands)
	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund
	Six months ended June 30, 2007 (1)	Year ended December 31, 2006	Six months ended June 30, 2007 (1)	Year ended December 31, 2006	Sim months ended June 30, 2007 (1)	Year ended December 31, 2006	Six months ended June 30, 2007 (1)	Year ended December 31, 2006	Six months ended June 30, 2007 (1)	Year ended December 31, 2006
Operations:
Net investment income	$1,399	$1,365	$47,427	$59,518	$4,710	$17,133	$108,246	$228,628	$104,485	$137,525
Net realized gain (loss) on investments and
non-U.S. currency transactions	4,772	7,701	177,602	267,086	182,274	299,107	1,712,471	1,980,628	780,176	500,368
Net unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	11,682	14,780	223,990	325,522	493,188	253,788	1,058,173	227,023	269,345	722,497
Net increase in net assets
resulting from operations	17,853	23,846	`	652,126	680,172	570,028	2,878,890	2,436,279	1,154,006	1,360,390

Dividends and distributions paid to shareholders:
Dividends from net investment income
and non-U.S. currency gains:
Class 1	(7)	(271)	(4,843)	(2,252)	(5,382)	(1,490)	(10,023)	(34,631)	(3,559)	(28,625)
Class 2	(39)	(1,137)	(55,876)	(27,641)	(62,809)	(11,446)	(38,929)	(174,167)	(14,868)	(108,664)
Class 3	-	-	-	-	-	-	(763)	(3,616)	(223)	(1,878)
Total dividends from net investment income
and non-U.S. currency gains	(46)	(1,408)	(60,719)	(29,893)	(68,191)	(12,936)	(49,715)	(212,414)	(18,650)	(139,167)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(190)	(558)	(1,007)	-	(5,129)	(538)	(23,434)	-	(13,679)	-
Class 2	(1,133)	(2,896)	(13,287)	-	(65,805)	(5,511)	(113,371)	-	(67,770)	-
Class 3	-	-	-	-	-	-	(2,111)	-	(991)	-
Long-term net realized gains:
Class 1	(103)	(465)	(13,121)	-	(15,875)	(11,953)	(310,646)	(21,900)	(67,908)	(14,699)
Class 2	(620)	(2,418)	(173,088)	-	(203,660)	(122,408)	(1,502,851)	(127,584)	(336,431)	(54,210)
Class 3	-	-	-	-	-	-	(27,987)	(2,908)	(4,920)	(1,054)
Total distributions from net realized gain on investments	(2,046)	(6,337)	(200,503)	-	(290,469)	(140,410)	(1,980,400)	(152,392)	(491,699)	(69,963)
Total dividends and distributions paid to shareholders	(2,092)	(7,745)	(261,222)	(29,893)	(358,660)	(153,346)	(2,030,115)	(364,806)	(510,349)	(209,130)

Capital share transactions:
Class 1:
Proceeds from initial capitalizaton	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	2,508	3,836	82,888	53,477	19,429	24,884	1,998,363	75,477	1,007	6,333
Proceeds from reinvestment of dividends and distributions	300	1,294	18,971	2,252	26,386	13,981	344,103	56,531	85,146	43,324
Cost of shares repurchased	(2,362)	(2,250)	(23,294)	(25,878)	(21,345)	(61,177)	(889,532)	(634,730)	(130,505)	(240,979)
Net increase (decrease) from Class 1 transactions	446	2,880	78,565	29,851	24,470	(22,312)	1,452,934	(502,722)	(44,352)	(191,322)
Class 2:
Proceeds from shares sold	28,689	46,346	304,377	844,863	279,251	605,175	1,037,734	3,219,737	529,715	1,576,966
Proceeds from reinvestment of dividends and distributions	1,792	6,451	242,251	27,641	332,274	139,365	1,655,151	301,751	419,070	162,874
Cost of shares repurchased	(5,821)	(4,507)	(52,922)	(54,850)	(92,981)	(172,814)	(2,363,836)	(477,546)	(162,615)	(163,789)
Net increase (decrease) from Class 2 transactions	24,660	48,290	493,706	817,654	518,544	571,726	329,049	3,043,942	786,170	1,576,051
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	2,140	6,187	1,483	7,615
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	30,861	6,524	6,133	2,931
Cost of shares repurchased	-	-	-	-	-	-	(46,906)	(99,810)	(12,199)	(23,044)
Net (decrease) increase from Class 3 transactions	-	-	-	-	-	-	(13,905)	(87,099)	(4,583)	(12,498)
Net increase in net assets resulting from
capital share transactions	25,106	51,170	572,271	847,505	543,014	549,414	1,768,078	2,454,121	737,235	1,372,231

Total increase in net assets	40,867	67,271	760,068	1,469,738	864,526	966,096	2,616,853	4,525,594	1,380,892	2,523,491

Net assets:
Beginning of period	178,739	111,468	4,293,216	2,823,478	3,174,448	2,208,352	27,076,457	22,550,863	9,028,232	6,504,741
End of period	$219,606	$178,739	$5,053,284	$4,293,216	$4,038,974	$3,174,448	$29,693,310	$27,076,457	$10,409,124	$9,028,232

Undistributed (distributions in excess of) net investment income	$1,185	$(168)	$45,001	$58,293	$(61,758)	$1,723	$101,777	$43,246	$101,284	$15,449

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-
Shares sold	186	309	3,338	2,469	707	1,070	29,258	1,227	44	313
Shares issued on reinvestment of dividends and distributions	21	101	769	113	957	668	5,094	924	3,601	2,124
Shares repurchased	(172)	(186)	(959)	(1,224)	(801)	(2,682)	(12,971)	(10,324)	(5,659)	(11,857)
Net increase (decrease) in shares outstanding	35	224	3,148	1,358	863	(944)	21,381	(8,173)	(2,014)	(9,420)
Class 2:
Shares sold	2,123	3,786	12,569	39,535	10,394	26,182	15,650	52,766	23,020	77,838
Shares issued on reinvestment of dividends and distributions	127	502	9,884	1,402	12,176	6,710	24,700	4,975	17,795	7,986
Shares repurchased	(430)	(376)	(2,197)	(2,587)	(3,563)	(7,671)	(35,047)	(7,881)	(7,246)	(8,194)
Net increase (decrease) in shares outstanding	1,820	3,912	20,256	38,350	19,007	25,221	5,303	49,860	33,569	77,630
Class 3:
Shares sold	-	-	-	-	-	-	33	100	66	375
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	457	107	260	144
Shares repurchased	-	-	-	-	-	-	(698)	(1,629)	(529)	(1,144)
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(208)	(1,422)	(203)	(625)

	New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund		Asset Allocation Fund
	Six months ended June 30, 2007 (1)	Year ended December 31, 2006	Six months ended June 30, 2007 (1)	Year ended December 31, 2006	Six months ended June 30, 2007 (1)	Period ended December 31, 2006 (2)	Six months ended June 30, 2007 (1)	Year ended December 31, 2006	Six months ended June 30, 2007 (1)	Year ended December 31, 2006
Operations:
Net investment income	$15,000	$19,941	$36,863	$53,818	$13,786	$3,148	$244,486	$411,852	$102,463	$164,993
Net realized gain (loss) on investments and
non-U.S. currency transactions	59,492	101,979	99,732	136,955	27,607	3,716	488,966	926,245	222,407	275,335
Net unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	142,148	163,011	168,760	388,512	42,588	50,508	1,467,310	2,133,468	277,337	488,795
Net increase in net assets
resulting from operations	216,640	284,931	305,355	579,285	83,981	57,372	2,200,762	3,471,565	602,207	929,123

Dividends and distributions paid to shareholders:
Dividends from net investment income
and non-U.S. currency gains:
Class 1	(2,321)	(1,693)	(2,254)	(1,925)	(12)	(271)	(17,187)	(63,674)	(4,987)	(24,341)
Class 2	(20,737)	(13,873)	(51,829)	(39,240)	(210)	(3,240)	(61,012)	(327,704)	(25,137)	(132,041)
Class 3	-	-	-	-	-	-	(1,224)	(6,935)	(270)	(1,651)
Total dividends from net investment income
and non-U.S. currency gains	(23,058)	(15,566)	(54,083)	(41,165)	(222)	(3,511)	(79,423)	(398,313)	(30,394)	(158,033)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(2,014)	-	(1,063)	(613)	(207)	-	(17,061)	(3,880)	(5,053)	-
Class 2	(19,962)	-	(28,489)	(14,642)	(3,791)	-	(69,727)	(20,518)	(28,051)	-
Class 3	-	-	-	-	-	-	(1,354)	(474)	(297)	-
Long-term net realized gains:
Class 1	(7,335)	(777)	(3,868)	(6,818)	-	-	(164,342)	(84,523)	(36,748)	(11,851)
Class 2	(72,699)	(6,937)	(103,658)	(162,814)	-	-	(671,642)	(447,010)	(204,006)	(72,811)
Class 3	-	-	-	-	-	-	(13,040)	(10,336)	(2,162)	(1,004)
Total distributions from net realized gain on investments	(102,010)	(7,714)	(137,078)	(184,887)	(3,998)	-	(937,166)	(566,741)	(276,317)	(85,666)
Total dividends and distributions paid to shareholders	(125,068)	(23,280)	(191,161)	(226,052)	(4,220)	(3,511)	(1,016,589)	(965,054)	(306,711)	(243,699)

Capital share transactions:
Class 1:
Proceeds from initial capitalizaton	-	-	-	-	-	10,000	-	-	-	-
Proceeds from shares sold	21,140	29,547	4,811	15,459	21,821	30,969	1,955,267	3,828	218,524	169,379
Proceeds from reinvestment of dividends and distributions	11,670	2,470	7,184	9,356	219	271	198,590	152,077	46,788	36,192
Cost of shares repurchased	(15,970)	(21,658)	(12,355)	(14,648)	(1,787)	(74)	(303,207)	(608,513)	(53,016)	(102,082)
Net increase (decrease) from Class 1 transactions	16,840	10,359	(360)	10,167	20,253	41,166	1,850,650	(452,608)	212,296	103,489
Class 2:
Proceeds from shares sold	156,681	293,407	239,303	482,725	579,458	585,540	1,018,813	2,849,467	367,011	777,608
Proceeds from reinvestment of dividends and distributions	113,398	20,810	183,977	216,696	4,001	3,240	802,381	795,232	257,194	204,852
Cost of shares repurchased	(36,226)	(50,811)	(95,819)	(130,490)	(609)	(1,214)	(2,135,238)	(636,700)	(63,705)	(321,253)
Net increase (decrease) from Class 2 transactions	233,853	263,406	327,461	568,931	582,850	587,566	(314,044)	3,007,999	560,500	661,207
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	254	1,254	2,148	3,176
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	15,618	17,745	2,729	2,655
Cost of shares repurchased	-	-	-	-	-	-	(40,128)	(80,096)	(7,498)	(13,663)
Net (decrease) increase from Class 3 transactions	-	-	-	-	-	-	(24,256)	(61,097)	(2,621)	(7,832)
Net increase in net assets resulting from
capital share transactions	250,693	273,765	327,101	579,098	603,103	628,732	1,512,350	2,494,294	770,175	756,864

Total increase in net assets	342,265	535,416	441,295	932,331	682,864	682,593	2,696,523	5,000,805	1,065,671	1,442,288

Net assets:
Beginning of period	1,300,767	765,351	4,096,361	3,164,030	682,593	-	26,904,854	21,904,049	7,517,466	6,075,178
End of period	$1,643,032	$1,300,767	$4,537,656	$4,096,361	$1,365,457	$682,593	$29,601,377	$26,904,854	$8,583,137	$7,517,466

Undistributed (distributions in excess of) net investment income	$2,869	$10,927	$36,090	$53,310	$13,156	$(408)	$242,063	$77,000	$101,447	$29,378

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	1,000	-	-	-	-
Shares sold	911	1,569	386	1,362	1,925	3,083	43,748	93	11,361	9,512
Shares issued on reinvestment of dividends and distributions	506	146	574	895	18	25	4,425	3,862	2,418	2,052
Shares repurchased	(719)	(1,184)	(1,005)	(1,308)	(158)	(7)	(6,907)	(15,201)	(2,794)	(5,805)
Net increase (decrease) in shares outstanding	698	531	(45)	949	1,785	4,101	41,266	(11,246)	10,985	5,759
Class 2:
Shares sold	6,921	15,627	19,563	42,906	51,137	57,949	23,468	71,465	19,515	44,538
Shares issued on reinvestment of dividends and distributions	4,954	1,238	14,825	20,876	336	298	17,999	20,312	13,389	11,718
Shares repurchased	(1,670)	(2,831)	(7,829)	(11,663)	(52)	(126)	(48,302)	(15,943)	(3,390)	(18,153)
Net increase (decrease) in shares outstanding	10,205	14,034	26,559	52,119	51,421	58,121	(6,835)	75,834	29,514	38,103
Class 3:
Shares sold	-	-	-	-	-	-	6	31	113	183
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	348	452	141	151
Shares repurchased	-	-	-	-	-	-	(913)	(2,004)	(393)	(776)
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(559)	(1,521)	(139)	(442)

	Bond Fund		Global Bond Fund			High- Income Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
	Six months ended June 30, 2007 (1)	Year ended December 31, 2006	Six months ended June 30, 2007 (1)	Year ended December 31, 2006		Six months ended June 30, 2007 (1)	Year ended December 31, 2006	Six months ended June 30, 2007 (1)	Year ended December 31, 2006	Six months ended June 30, 2007 (1)		Year ended December 31, 2006
Operations:
Net investment income	$104,635	$158,314	$1,442	$150		$43,180	$73,713	$15,608	$28,326	$10,245		$15,292
Net realized gain (loss) on investments and
non-U.S. currency transactions	7,157	(4,416)	99	(10)		4,097	3,708	(740)	(3,537)	-	(4)	-
Net unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	(53,933)	57,361	(655)	94		(4,535)	27,773	(9,256)	(923)	6		8
Net increase in net assets
resulting from operations	57,859	211,259	886	234		42,742	105,194	5,612	23,866	10,251		15,300

Dividends and distributions paid to shareholders:
Dividends from net investment income
and non-U.S. currency gains:
Class 1	(10,644)	(7,578)	-	(79)		(16,847)	(18,213)	(8,863)	(9,348)	(3,417)		(1,903)
Class 2	(145,386)	(106,551)	-	(76)		(55,048)	(41,173)	(18,441)	(14,236)	(11,364)		(4,485)
Class 3	-	-	-	-		(1,767)	(2,049)	(1,265)	(1,245)	(609)		(378)
Total dividends from net investment income
and non-U.S. currency gains	(156,030)	(114,129)	-	(155)		(73,662)	(61,435)	(28,569)	(24,829)	(15,390)		(6,766)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	-	-		-	-	-	-	-		-
Class 2	-	-	-	-		-	-	-	-	-		-
Class 3	-	-	-	-		-	-	-	-	-		-
Long-term net realized gains:
Class 1	-	-	-	-		-	-	-	-	-		-
Class 2	-	-	-	-		-	-	-	-	-		-
Class 3	-	-	-	-		-	-	-	-	-		-
Total distributions from net realized gain on investments	-	-	-	-		-	-	-	-	-		-
Total dividends and distributions paid to shareholders	(156,030)	(114,129)	-	(155)		(73,662)	(61,435)	(28,569)	(24,829)	(15,390)		(6,766)

Capital share transactions:
Class 1:
Proceeds from initial capitalizaton	-	-	-	10,000		-	-	-	-	-		-
Proceeds from shares sold	62,886	52,576	5,927	1,200		11,594	6,186	5,927	4,334	42,148		78,397
Proceeds from reinvestment of dividends and distributions	10,644	7,578	-	79		16,847	18,213	8,863	9,348	3,417		1,903
Cost of shares repurchased	(8,316)	(19,886)	(357)	-	(4)	(21,271)	(52,667)	(18,056)	(47,068)	(35,176)		(59,631)
Net increase (decrease) from Class 1 transactions	65,214	40,268	5,570	11,279		7,170	(28,268)	(3,266)	(33,386)	10,389		20,669
Class 2:
Proceeds from shares sold	666,726	923,008	89,249	15,491		135,068	199,599	60,565	74,330	190,462		260,270
Proceeds from reinvestment of dividends and distributions	145,386	106,551	-	76		55,048	41,173	18,441	14,236	11,364		4,485
Cost of shares repurchased	(30,042)	(57,649)	(2,498)	(98)		(16,616)	(28,107)	(13,093)	(27,041)	(101,471)		(141,648)
Net increase (decrease) from Class 2 transactions	782,070	971,910	86,751	15,469		173,500	212,665	65,913	61,525	100,355		123,107
Class 3:
Proceeds from shares sold	-	-	-	-		1,316	2,705	2,302	2,168	10,962		23,065
Proceeds from reinvestment of dividends and distributions	-	-	-	-		1,767	2,049	1,265	1,245	609		378
Cost of shares repurchased	-	-	-	-		(4,984)	(10,123)	(4,864)	(10,244)	(9,706)		(21,422)
Net (decrease) increase from Class 3 transactions	-	-	-	-		(1,901)	(5,369)	(1,297)	(6,831)	1,865		2,021
Net increase in net assets resulting from
capital share transactions	847,284	1,012,178	92,321	26,748		178,769	179,028	61,350	21,308	112,609		145,797

Total increase in net assets	749,113	1,109,308	93,207	26,827		147,849	222,787	38,393	20,345	107,470		154,331

Net assets:
Beginning of period	3,603,777	2,494,469	26,827	-		1,159,081	936,294	652,404	632,059	397,950		243,619
End of period	$4,352,890	$3,603,777	$120,034	$26,827		$1,306,930	$1,159,081	$690,797	$652,404	$505,420		$397,950

Undistributed (distributions in excess of) net investment income	$102,874	$154,269	$1,436	$(6)		$41,251	$71,733	$15,382	$28,343	$10,060		$15,205

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	1,000		-	-	-	-	-		-
Shares sold	5,338	4,625	573	116		873	498	494	370	3,587		6,852
Shares issued on reinvestment of dividends and distributions	936	691	-	8		1,324	1,518	777	826	297		168
Shares repurchased	(705)	(1,746)	(34)	-	(4)	(1,603)	(4,196)	(1,515)	(4,006)	(2,996)		(5,209)
Net increase (decrease) in shares outstanding	5,569	3,570	539	1,124		594	(2,180)	(244)	(2,810)	888		1,811
Class 2:
Shares sold	57,242	81,863	8,645	1,514		10,255	16,013	5,115	6,368	16,300		22,823
Shares issued on reinvestment of dividends and distributions	12,900	9,793	-	7		4,362	3,457	1,626	1,264	993		398
Shares repurchased	(2,570)	(5,122)	(242)	(9)		(1,283)	(2,248)	(1,112)	(2,323)	(8,699)		(12,425)
Net increase (decrease) in shares outstanding	67,572	86,534	8,403	1,512		13,334	17,222	5,629	5,309	8,594		10,796
Class 3:
Shares sold	-	-	-	-		100	219	191	185	933		2,015
Shares issued on reinvestment of dividends and distributions	-	-	-	-		139	171	111	110	53		34
Shares repurchased	-	-	-	-		(377)	(804)	(411)	(869)	(829)		(1,876)
Net (decrease) increase in shares outstanding	-	-	-	-		(138)	(414)	(109)	(574)	157		173

(1) Unaudited.
(2) For the period May 1, 2006, commencement of operations, through December 31, 2006.
(3) For the period October 4, 2006, commencement of operations, through December 31, 2006.
(4) Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements                unaudited

1.	Organization and significant accounting policies

Organization– American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund	Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.
International Fund	Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.
New World Fund	Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund	To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.
Global Growth and Income Fund	Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund	Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
Asset Allocation Fund	High total return (including income and capital gains) consistent with long-term preservation of capital.
Bond Fund	As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.
Global Bond Fund
A high level of total return consistent with prudent management by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

High-Income Bond Fund
High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund
A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders–Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation– Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts– The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls – The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions– The series may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The series adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.

As of and during the period ended June 30, 2007, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.

All of the funds, with the exception of Global Growth and Income Fund and Global Bond Fund, are not subject to examination by U.S. federal tax authorities for years before 2003, nor by state tax authorities for years before 2002. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax year, 2006, remains open for U.S. federal and state tax authorities. The following funds are not subject to examination by non-U.S. tax authorities for the years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Funds for tax years before 2005. All other funds are not subject to examination by non-U.S. tax authorities.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table below and on the following page, four funds in the series had capital loss carryforwards available at June 30, 2007.  These will be used to offset any capital gains realized by the funds in future years through the expiration dates.  The funds will not make distributions from capital gains while capital loss carryforwards remain.

The components of distributable earnings on a tax basis are reported as of December 31, 2006, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2007.

Additional tax basis disclosures are as follows:

(dollars in thousands)
							Blue Chip	Global
	Global Discovery	Global Growth	Global Small Capitalization	Growth	International	New World	Income and	Growth and
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Income Fund
As of December 31, 2006:
Undistributed ordinary income	$1,302	$74,162	$138,438	$187,246	$99,193	$44,694	$82,082	$3,953
Post-October non-U.S. currency loss deferrals (realized during the period
November 1, 2006, through December 31, 2006)*	(4)	(278)	(161)	-	(1,429)	(85)	-	(101)
Undistributed long-term capital gain	694	185,782	218,971	1,840,600	408,417	79,839	106,861	-
Post-October capital loss deferrals (realized during the period
November 1, 2006, through December 31, 2006)*	-	-	-	-	-	-	-	-

Capital loss carryforwards:
Expiring 2007	-	-	-	-	-	-	-	-
Expiring 2008	-	-	-	-	-	-	-	-
Expiring 2009	-	-	-	-	-	-	-	-
Expiring 2010	-	-	-	-	-	-	-	-
Expiring 2011	-	-	-	-	-	-	-	-
Expiring 2012	-	-	-	-	-	-	-	-
Expiring 2013	-	-	-	-	-	-	-	-
Expiring 2014	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	-	-

As of June 30, 2007:
Gross unrealized appreciation on investment securities	$42,931	$1,183,572	$1,304,501	$7,076,451	$2,745,095	$482,364	$921,487	$119,931
Gross unrealized depreciation on investment securities	(1,206)	(59,853)	(122,198)	(342,114)	(97,781)	(7,189)	(19,103)	(27,364)
Net unrealized appreciation (depreciation) on investment securities	$41,725	$1,123,719	$1,182,303	$6,734,337	$2,647,314	$475,175	$902,384	$92,567
Cost of investment securities	$177,199	$3,957,414	$2,856,114	$22,658,606	$7,840,335	$1,152,636	$3,635,504	$1,255,590

	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2006:
Undistributed ordinary income	$164,940	$61,928	$154,731	$-	$73,341	$28,407	$15,237
Post-October non-U.S. currency loss deferrals (realized during the period
November 1, 2006, through December 31, 2006)*	(158)	(165)	-	(24)	(298)	-	-
Undistributed long-term capital gain	847,610	242,044	-	-	-	-	-
Post-October capital loss deferrals (realized during the period
November 1, 2006, through December 31, 2006)*	-	-	-	-	(2,249)	(18)	-

Capital loss carryforwards:
Expiring 2007	-	-	$-	-	$-	$737	$-
Expiring 2008	-	-	-	-	-	4,040	-
Expiring 2009	-	-	-	-	43,714	-	-
Expiring 2010	-	-	-	-	50,900	-	-	†
Expiring 2011	-	-	3,029	-	35,517	-	-
Expiring 2012	-	-	-	-	-	-	3
Expiring 2013	-	-	588	-	-	-	1
Expiring 2014	-	-	808	-	-	4,453	-	†
	-	-	$4,425	-	$130,131	$9,230	$4

As of June 30, 2007:
Gross unrealized appreciation on investment securities	$7,069,302	$1,655,716	$49,148	$667	$46,955	$740	$17
Gross unrealized depreciation on investment securities	(224,194)	(97,259)	(53,199)	(1,342)	(18,701)	(9,102)	-
Net unrealized appreciation (depreciation) on investment securities	$6,845,108	$1,558,457	$(4,051)	$(675)	$28,254	$(8,362)	$17
Cost of investment securities	$22,771,853	$7,030,196	$4,306,163	$123,165	$1,256,914	$735,591	$504,868

*These deferrals are considered incurred in the subsequent year.
† Amount less than one thousand.

4. Fees and transactions with related parties
Capital Research and Management Company ("CRMC"), the series’ investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the series’ transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services– The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

During the six months ended June 30, 2007, CRMC voluntarily reduced investment advisory service fees to proposed rates for Global Growth Fund and Global Growth and Income Fund. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2007, total aggregate investment advisory services fees waived by CRMC were $17,554,000. As a result, the aggregate fees shown on the accompanying financial statements of $ 173,665,000 were reduced to $ 156,111,000. The range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

					For the	For the
					six months ended	six months ended
	Rates		Net asset level (in billions)		June 30, 2007,	June 30, 2007,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.480	.6	3.0	.53	.47
Global Small Capitalization	.800	.650	.6	3.0	.71	.64
Growth	.500	.285	.6	27.0	.32	.29
International	.690	.430	.5	21.0	.49	.45
New World	.850	.660	.5	1.5	.78	.70
Blue Chip Income and Growth	.500	.370	.6	4.0	.42	.38
Global Growth and Income	.690		all		.69	.59
Growth-Income	.500	.222	.6	27.0	.26	.24
Asset Allocation	.500	.250	.6	8.0	.31	.28
Bond	.480	.360	.6	3.0	.40	.36
Global Bond	.570		all		.57	.52
High-Income Bond	.500	.420	.6	2.0	.48	.43
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.45	.40
Cash Management	.320		all		.32	.29

Transfer agent services– The aggregate fee of $29,000 was incurred during the six months ended June 30, 2007, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees’ compensation– Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $647,000, shown on the accompanying financial statements, includes $348,000 in current fees (either paid in cash or deferred) and a net increase of $299,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5.	Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2007, distribution expenses under the plans for the series aggregated $100,797,000 for Class 2 and $1,057,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6. Investment transactions and other disclosures

As of June 30, 2007, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows:

(amounts in thousands)

		Contract amount		U.S. valuations at June 30, 2007

					Unrealized
					appreciation
	Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	(depreciation)

Fund:
Purchases:
Bond	Euros, expiring 8/14/2007	€15,666	$21,187	$21,239	$52
Global Bond	Euros, expiring 7/17-10/2/2007	€4,960	6,728	6,728	- *
Global Bond	Japanese yen, expiring 9/12/2007	¥22,945	191	188	(3)
Global Bond	Canadian dollars, expiring 7/19/2007	C$739	656	696	40
Global Bond	Swiss francs, expiring 9/28/2007	CHF2,437	2,000	2,009	9

Sales:
Asset Allocation	Euros, expiring 7/18-9/28/2007	€1,419	1,919	1,922	(3)
Bond	Euros, expiring 9/14/2007	€3,620	4,835	4,912	(77)
Bond	Japanese yen, expiring 9/5-9/6/2007	¥2,468,632	21,486	20,220	1,266
High-Income Bond	Euros, expiring 7/18-9/28/2007	€2,497	3,349	3,387	(38)

* Amount less than one thousand.

The following table presents additional information for the six months ended June 30, 2007:

(dollars in thousands)

	Global	Global	Global Small				Blue Chip	Global
	Discovery	Growth	Capitalization	Growth	International	New World	Income and	Growth and
	Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund	Income Fund

Purchases of investment securities*	$56,197	$1,073,248	$932,376	$5,592,231	$3,187,189	$386,518	$586,448	$695,546
Sales of investment securities*	32,761	734,372	786,502	7,205,207	2,259,816	226,411	475,431	139,622
Non-U.S taxes on dividend income	162	4,689	1,249	6,089	17,191	1,626	441	1,036
Non-U.S taxes on interest income	-	-	-	-	-	-	-	-
Non-U.S taxes on realized gains	-	724	-	1,155	-	295	-	-
Non-U.S taxes provided on unrealized gains as of June 30, 2007	-	1,378	322	301	3,958	1,376	-	-
Dividends from affiliated issuers	-	-	282	406	-	-	-	-
Net realized gain from affiliated issuers	-	-	15,551	-	-	-	-	-

						U.S.
						Government/
		Asset		Global		AAA-Rated	Cash
	Growth-	Allocation	Bond	Bond	High-Income	Securities Fund	Management
	Income Fund	Fund	Fund	Fund	Bond Fund	Fund	Fund

Purchases of investment securities*	$3,522,780	$2,180,478	$1,460,347	$110,539	$315,703	$362,045	$1,830,542
Sales of investment securities*	2,444,519	1,319,022	728,271	25,123	192,010	297,431	1,733,373
Non-U.S taxes on dividend income	6,053	1,121	-	-	-	-	-
Non-U.S taxes on interest income	-	19	78	11	17	-	-
Non-U.S taxes on realized gains	-	-	-	-	-	-	-
Non-U.S taxes provided on unrealized gains as of June 30, 2007	-	-	-	-	-	-	-
Dividends from affiliated issuers	-	-	-	-	-	-	-
Net realized gain from affiliated issuers	-	-	-	-	-	-	-

*Excludes short-term securities, except for Cash Management Fund.

Financial Highlights (1)
		Income (loss) from investment operations (2)				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)		Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets (3)

Global Discovery Fund
Class 1
6/30/07 (4)	$13.05	$.11		$ 1.11	$ 1.22	$ -	(5)	$ (.13)	$ (.13)	$14.14	9.39%	$ 31.61%		(6)	.55%	(6)	1.60%	(6)
12/31/06	11.63	.15		1.89	2.04	(.13)		(.49)	(.62)	13.05	17.66	28.62			.56		1.19
12/31/05	10.79	.14		1.05	1.19	(.11)		(.24)	(.35)	11.63	11.07	22.61			.56		1.27
12/31/04	9.94	.08		.98	1.06	(.09)		(.12)	(.21)	10.79	10.72	20.61			.60		.81
12/31/03	7.26	.05		2.67	2.72	(.04)		-	(.04)	9.94	37.41	17.61			.61		.55
12/31/02	9.30	.06		(2.05)	(1.99)	(.05)		-	(.05)	7.26	(21.41)	10.61			.61		.69
Class 2
6/30/07 (4)	13.00	.09		1.11	1.20	-	(5)	(.13)	(.13)	14.07	9.27	189.86		(6)	.80	(6)	1.37	(6)
12/31/06	11.59	.11		1.89	2.00	(.10)		(.49)	(.59)	13.00	17.41	151.87			.81		.94
12/31/05	10.76	.11		1.05	1.16	(.09)		(.24)	(.33)	11.59	10.80	89.86			.81		1.04
12/31/04	9.92	.06		.97	1.03	(.07)		(.12)	(.19)	10.76	10.43	51.86			.85		.60
12/31/03	7.25	.02		2.67	2.69	(.02)		-	(.02)	9.92	37.11	24.86			.86		.28
12/31/02	9.30	.04		(2.05)	(2.01)	(.04)		-	(.04)	7.25	(21.67)	9.86			.86		.48
Global Growth Fund
Class 1
6/30/07 (4)	$23.44	$.28		$ 2.12	$ 2.40	$ (.35)		$ (1.02)	$ (1.37)	$24.47	10.22%	$ 367.56%		(6)	.50%	(6)	2.29%	(6)
12/31/06	19.63	.41		3.62	4.03	(.22)		-	(.22)	23.44	20.73	278.58			.53		1.95
12/31/05	17.31	.28		2.19	2.47	(.15)		-	(.15)	19.63	14.37	206.62			.57		1.56
12/31/04	15.30	.18		1.92	2.10	(.09)		-	(.09)	17.31	13.80	202.65			.64		1.15
12/31/03	11.35	.12		3.91	4.03	(.08)		-	(.08)	15.30	35.63	188.70			.70		.94
12/31/02	13.42	.09		(2.02)	(1.93)	(.14)		-	(.14)	11.35	(14.46)	152.71			.71		.73
Class 2
6/30/07 (4)	23.29	.25		2.11	2.36	(.31)		(1.02)	(1.33)	24.32	10.09	4,686.81		(6)	.75	(6)	2.04	(6)
12/31/06	19.52	.36		3.59	3.95	(.18)		-	(.18)	23.29	20.43	4,015.83			.78		1.71
12/31/05	17.23	.23		2.18	2.41	(.12)		-	(.12)	19.52	14.07	2,617.87			.82		1.30
12/31/04	15.25	.14		1.91	2.05	(.07)		-	(.07)	17.23	13.49	1,796.90			.89		.92
12/31/03	11.32	.09		3.89	3.98	(.05)		-	(.05)	15.25	35.27	1,082.95			.95		.68
12/31/02	13.38	.06		(2.01)	(1.95)	(.11)		-	(.11)	11.32	(14.64)	592.96			.96		.48
Global Small Capitalization Fund
Class 1
6/30/07 (4)	$24.87	$.06		$ 5.21	$ 5.27	$ (.55)		$ (2.16)	$ (2.71)	$27.43	21.14%	$ 296.74%		(6)	.67%	(6)	.49%	(6)
12/31/06	21.29	.19		4.74	4.93	(.14)		(1.21)	(1.35)	24.87	24.35	247.77			.69		.82
12/31/05	17.14	.13		4.23	4.36	(.21)		-	(.21)	21.29	25.66	231.79			.73		.72
12/31/04	14.15	.02		2.97	2.99	-		-	-	17.14	21.13	193.81			.80		.15
12/31/03	9.27	-	(5)	4.97	4.97	(.09)		-	(.09)	14.15	53.92	163.83			.83		(.03)
12/31/02	11.52	-	(5)	(2.15)	(2.15)	(.10)		-	(.10)	9.27	(18.83)	108.84			.84		.04
Class 2
6/30/07 (4)	24.64	.03		5.15	5.18	(.50)		(2.16)	(2.66)	27.16	20.97	3,743.99		(6)	.92	(6)	.25	(6)
12/31/06	21.12	.14		4.70	4.84	(.11)		(1.21)	(1.32)	24.64	24.05	2,927	1.02		.94		.61
12/31/05	17.02	.09		4.19	4.28	(.18)		-	(.18)	21.12	25.35	1,977	1.04		.97		.49
12/31/04	14.08	(.01)		2.95	2.94	-		-	-	17.02	20.88	1,198	1.06		1.05		(.07)
12/31/03	9.23	(.03)		4.95	4.92	(.07)		-	(.07)	14.08	53.53	665	1.08		1.08		(.28)
12/31/02	11.48	(.02)		(2.15)	(2.17)	(.08)		-	(.08)	9.23	(19.05)	290	1.09		1.09		(.20)
Growth Fund
Class 1
6/30/07 (4)	$64.51	$.34		$ 6.65	$ 6.99	$ (.14)		$ (4.73)	$ (4.87)	$66.63	10.74%	$ 5,043.33%		(6)	.30%	(6)	1.01%	(6)
12/31/06	59.36	.70		5.46	6.16	(.63)		(.38)	(1.01)	64.51	10.48	3,503.34			.31		1.14
12/31/05	51.39	.46		8.00	8.46	(.49)		-	(.49)	59.36	16.50	3,709.35			.32		.87
12/31/04	45.74	.32		5.51	5.83	(.18)		-	(.18)	51.39	12.75	3,744.36			.36		.68
12/31/03	33.47	.16		12.26	12.42	(.15)		-	(.15)	45.74	37.15	3,877.39			.39		.41
12/31/02	44.30	.12		(10.87)	(10.75)	(.08)		-	(.08)	33.47	(24.27)	3,195.40			.40		.30
Class 2
6/30/07 (4)	64.08	.24		6.62	6.86	(.12)		(4.73)	(4.85)	66.09	10.60	24,198.58		(6)	.55	(6)	.73	(6)
12/31/06	58.98	.54		5.43	5.97	(.49)		(.38)	(.87)	64.08	10.22	23,122.59			.56		.89
12/31/05	51.10	.34		7.92	8.26	(.38)		-	(.38)	58.98	16.19	18,343.60			.57		.64
12/31/04	45.50	.23		5.45	5.68	(.08)		-	(.08)	51.10	12.50	12,055.61			.61		.50
12/31/03	33.29	.06		12.19	12.25	(.04)		-	(.04)	45.50	36.80	7,107.64			.64		.16
12/31/02	44.09	.03		(10.82)	(10.79)	(.01)		-	(.01)	33.29	(24.46)	3,009.65			.65		.07
Class 3
6/30/07 (4)	64.50	.27		6.65	6.92	(.12)		(4.73)	(4.85)	66.57	10.65	452.51		(6)	.48	(6)	.80	(6)
12/31/06	59.34	.59		5.46	6.05	(.51)		(.38)	(.89)	64.50	10.29	451.52			.49		.95
12/31/05	51.38	.37		7.98	8.35	(.39)		-	(.39)	59.34	16.28	499.53			.50		.69
12/31/04 (7)	47.74	.24		3.50	3.74	(.10)		-	(.10)	51.38	7.85	516.54		(6)	.53	(6)	.54	(6)
International Fund
Class 1
6/30/07 (4)	$22.01	$.27		$ 2.54	$ 2.81	$ (.05)		$ (1.17)	$ (1.22)	$23.60	12.76%	$ 1,720.52%		(6)	.48%	(6)	2.37%	(6)
12/31/06	18.96	.41		3.21	3.62	(.38)		(.19)	(.57)	22.01	19.33	1,648.54			.49		1.99
12/31/05	15.82	.32		3.11	3.43	(.29)		-	(.29)	18.96	21.75	1,599.57			.52		1.92
12/31/04	13.41	.22		2.41	2.63	(.22)		-	(.22)	15.82	19.66	1,495.60			.59		1.54
12/31/03	10.07	.15		3.38	3.53	(.19)		-	(.19)	13.41	35.12	1,431.63			.63		1.40
12/31/02	12.02	.15		(1.90)	(1.75)	(.20)		-	(.20)	10.07	(14.58)	1,236.63			.63		1.35
Class 2
6/30/07 (4)	21.94	.24		2.53	2.77	(.04)		(1.17)	(1.21)	23.50	12.62	8,565.77		(6)	.73	(6)	2.15	(6)
12/31/06	18.92	.35		3.20	3.55	(.34)		(.19)	(.53)	21.94	18.98	7,260.79			.74		1.72
12/31/05	15.79	.28		3.11	3.39	(.26)		-	(.26)	18.92	21.50	4,790.82			.77		1.64
12/31/04	13.39	.18		2.41	2.59	(.19)		-	(.19)	15.79	19.32	2,752.84			.83		1.27
12/31/03	10.05	.12		3.37	3.49	(.15)		-	(.15)	13.39	34.85	1,385.88			.88		1.08
12/31/02	11.97	.12		(1.89)	(1.77)	(.15)		-	(.15)	10.05	(14.84)	636.88			.88		1.05
Class 3
6/30/07 (4)	22.00	.25		2.53	2.78	(.04)		(1.17)	(1.21)	23.57	12.64	124.70		(6)	.66	(6)	2.19	(6)
12/31/06	18.96	.37		3.20	3.57	(.34)		(.19)	(.53)	22.00	19.07	120.72			.67		1.81
12/31/05	15.82	.29		3.11	3.40	(.26)		-	(.26)	18.96	21.54	116.75			.70		1.74
12/31/04 (7)	13.76	.20		2.05	2.25	(.19)		-	(.19)	15.82	16.45	115.77		(6)	.77	(6)	1.45	(6)
New World Fund
Class 1
6/30/07 (4)	$21.56	$.26		$ 3.22	$ 3.48	$ (.39)		$ (1.56)	$ (1.95)	$23.09	16.11%	$ 151.84%		(6)	.76%	(6)	2.31%	(6)
12/31/06	16.67	.41		4.95	5.36	(.32)		(.15)	(.47)	21.56	32.88	126.88			.80		2.19
12/31/05	13.96	.33		2.58	2.91	(.20)		-	(.20)	16.67	21.10	88.92			.85		2.22
12/31/04	11.99	.23		2.01	2.24	(.27)		-	(.27)	13.96	19.07	63.93			.92		1.81
12/31/03	8.76	.21		3.21	3.42	(.19)		-	(.19)	11.99	39.56	47.92			.92		2.15
12/31/02	9.44	.20		(.70)	(.50)	(.18)		-	(.18)	8.76	(5.45)	35.91			.91		2.14
Class 2
6/30/07 (4)	21.40	.23		3.19	3.42	(.35)		(1.56)	(1.91)	22.91	15.95	1,492	1.09	(6)	1.01	(6)	2.08	(6)
12/31/06	16.56	.36		4.92	5.28	(.29)		(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29		2.56	2.85	(.18)		-	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19		2.01	2.20	(.25)		-	(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03	8.73	.19		3.19	3.38	(.17)		-	(.17)	11.94	39.18	224	1.17		1.17		1.90
12/31/02	9.41	.18		(.70)	(.52)	(.16)		-	(.16)	8.73	(5.66)	124	1.16		1.16		1.89
Blue Chip Income and Growth Fund
Class 1
6/30/07 (4)	$11.97	$.12		$ .78	$ .90	$ (.18)		$ (.39)	$ (.57)	$12.30	7.36%	$ 163.42%		(6)	.38%	(6)	1.96%	(6)
12/31/06	10.91	.20		1.63	1.83	(.16)		(.61)	(.77)	11.97	17.73	159.43			.39		1.75
12/31/05	10.26	.18		.59	.77	(.12)		-	(.12)	10.91	7.57	135.45			.41		1.73
12/31/04	9.41	.15		.78	.93	(.08)		-	(.08)	10.26	9.94	129.46			.46		1.60
12/31/03	7.17	.13		2.11	2.24	-		-	-	9.41	31.24	107.52			.50		1.67
12/31/02	9.43	.16		(2.32)	(2.16)	(.10)		-	(.10)	7.17	(22.93)	54.52			.52		1.89
Class 2
6/30/07 (4)	11.87	.11		.77	.88	(.15)		(.39)	(.54)	12.21	7.31	4,375.67		(6)	.63	(6)	1.71	(6)
12/31/06	10.83	.17		1.61	1.78	(.13)		(.61)	(.74)	11.87	17.42	3,937.68			.64		1.50
12/31/05	10.20	.15		.58	.73	(.10)		-	(.10)	10.83	7.24	3,029.70			.66		1.48
12/31/04	9.36	.13		.78	.91	(.07)		-	(.07)	10.20	9.74	2,349.71			.70		1.37
12/31/03	7.16	.11		2.09	2.20	-		-	-	9.36	30.73	1,490.76			.74		1.41
12/31/02	9.41	.14		(2.30)	(2.16)	(.09)		-	(.09)	7.16	(23.07)	426.77			.77		1.76

		Income (loss) from investment operations (2)				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)		Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets (3)
Global Growth and Income (8)
Class 1
6/30/07 (4)	$10.98	$.17	$ .75		$ .92	$ -	(5)	$ (.04)	$ (.04)	$11.86	8.36%	$ 70.71%	(6)	.61%	(6)	2.93%	(6)
12/31/06	10.00	.14	.91		1.05	(.07)		-	(.07)	10.98	10.49	45.72	(6)	.65	(6)	2.10	(6)
Class 2
6/30/07 (4)	10.97	.16	.74		.90	-	(5)	(.04)	(.04)	11.83	8.18	1,295.96	(6)	.86	(6)	2.75	(6)
12/31/06	10.00	.11	.92		1.03	(.06)		-	(.06)	10.97	10.30	638.97	(6)	.90	(6)	1.64	(6)
Growth-Income Fund
Class 1
6/30/07 (4)	$42.43	$.44	$ 3.07		$ 3.51	$ (.14)		$ (1.45)	$ (1.59)	$44.35	8.21%	$ 5,759.27%	(6)	.25%	(6)	2.00%	(6)
12/31/06	38.31	.77	5.03		5.80	(.72)		(.96)	(1.68)	42.43	15.51	3,759.28		.25		1.92
12/31/05	36.81	.62	1.61		2.23	(.58)		(.15)	(.73)	38.31	6.08	3,825.29		.27		1.68
12/31/04	33.61	.48	3.09		3.57	(.37)		-	(.37)	36.81	10.66	4,213.31		.30		1.39
12/31/03	25.63	.42	7.96		8.38	(.40)		-	(.40)	33.61	32.76	4,402.34		.34		1.45
12/31/02	31.70	.41	(6.16)		(5.75)	(.32)		-	(.32)	25.63	(18.15)	3,741.35		.35		1.43
Class 2
6/30/07 (4)	42.19	.37	3.06		3.43	(.12)		(1.45)	(1.57)	44.05	8.07	23,389.52	(6)	.50	(6)	1.70	(6)
12/31/06	38.12	.67	4.99		5.66	(.63)		(.96)	(1.59)	42.19	15.20	22,688.53		.50		1.67
12/31/05	36.64	.53	1.60		2.13	(.50)		(.15)	(.65)	38.12	5.83	17,608.54		.52		1.44
12/31/04	33.48	.41	3.06		3.47	(.31)		-	(.31)	36.64	10.37	13,105.56		.55		1.19
12/31/03	25.52	.34	7.92		8.26	(.30)		-	(.30)	33.48	32.43	7,824.59		.59		1.18
12/31/02	31.58	.35	(6.14)		(5.79)	(.27)		-	(.27)	25.52	(18.34)	3,632.60		.60		1.22
Class 3
6/30/07 (4)	42.42	.39	3.08		3.47	(.12)		(1.45)	(1.57)	44.32	8.14	453.45	(6)	.43	(6)	1.78	(6)
12/31/06	38.31	.70	5.01		5.71	(.64)		(.96)	(1.60)	42.42	15.30	458.46		.43		1.74
12/31/05	36.80	.56	1.61		2.17	(.51)		(.15)	(.66)	38.31	5.88	471.47		.45		1.50
12/31/04 (7)	34.64	.41	2.07		2.48	(.32)		-	(.32)	36.80	7.18	537.49	(6)	.48	(6)	1.24	(6)
Asset Allocation Fund
Class 1
6/30/07 (4)	$18.34	$.26	$ 1.21		$ 1.47	$ (.08)		$ (.64)	$ (.72)	$19.09	7.93%	$ 1,333.32%	(6)	.29%	(6)	2.79%	(6)
12/31/06	16.56	.47	1.97		2.44	(.43)		(.23)	(.66)	18.34	14.96	1,079.33		.30		2.67
12/31/05	15.49	.41	1.05		1.46	(.39)		-	(.39)	16.56	9.45	879.35		.32		2.57
12/31/04	14.58	.39	.84		1.23	(.32)		-	(.32)	15.49	8.50	899.38		.37		2.64
12/31/03	12.23	.41	2.29		2.70	(.35)		-	(.35)	14.58	22.14	911.42		.42		3.12
12/31/02	14.30	.45	(2.19)		(1.74)	(.33)		-	(.33)	12.23	(12.19)	797.45		.45		3.31
Class 2
6/30/07 (4)	18.23	.24	1.19		1.43	(.07)		(.64)	(.71)	18.95	7.77	7,173.57	(6)	.54	(6)	2.55	(6)
12/31/06	16.47	.42	1.96		2.38	(.39)		(.23)	(.62)	18.23	14.66	6,362.58		.55		2.42
12/31/05	15.42	.37	1.04		1.41	(.36)		-	(.36)	16.47	9.14	5,120.60		.57		2.31
12/31/04	14.51	.36	.84		1.20	(.29)		-	(.29)	15.42	8.34	3,797.62		.62		2.42
12/31/03	12.18	.37	2.27		2.64	(.31)		-	(.31)	14.51	21.74	2,314.67		.67		2.81
12/31/02	14.25	.42	(2.18)		(1.76)	(.31)		-	(.31)	12.18	(12.38)	1,056.70		.70		3.11
Class 3
6/30/07 (4)	18.34	.25	1.19		1.44	(.07)		(.64)	(.71)	19.07	7.78	77.50	(6)	.47	(6)	2.62	(6)
12/31/06	16.56	.44	1.97		2.41	(.40)		(.23)	(.63)	18.34	14.75	76.51		.48		2.49
12/31/05	15.49	.38	1.05		1.43	(.36)		-	(.36)	16.56	9.26	76.53		.50		2.39
12/31/04 (7)	14.85	.36	.58		.94	(.30)		-	(.30)	15.49	6.38	81.55	(6)	.55	(6)	2.50	(6)
Bond Fund
Class 1
6/30/07 (4)	$11.64	$.32	$ (.12)		$ .20	$ (.45)		-	$ (.45)	$11.39	1.70%	$ 288.42%	(6)	.38%	(6)	5.54%	(6)
12/31/06	11.31	.63	.17		.80	(.47)		-	(.47)	11.64	7.31	230.43		.39		5.54
12/31/05	11.57	.60	(.40)		.20	(.46)		-	(.46)	11.31	1.77	182.44		.40		5.30
12/31/04	11.34	.56	.10		.66	(.43)		-	(.43)	11.57	6.04	195.45		.44		4.94
12/31/03	10.41	.57	.78		1.35	(.42)		-	(.42)	11.34	13.07	213.47		.47		5.19
12/31/02	10.44	.67	(.24)		.43	(.46)		-	(.46)	10.41	4.26	218.49		.49		6.60
Class 2
6/30/07 (4)	11.53	.31	(.12)		.19	(.43)		-	(.43)	11.29	1.63	4,065.67	(6)	.63	(6)	5.29	(6)
12/31/06	11.22	.60	.16		.76	(.45)		-	(.45)	11.53	6.99	3,374.68		.64		5.29
12/31/05	11.48	.57	(.39)		.18	(.44)		-	(.44)	11.22	1.59	2,312.69		.65		5.06
12/31/04	11.27	.53	.09		.62	(.41)		-	(.41)	11.48	5.72	1,759.70		.69		4.68
12/31/03	10.36	.53	.78		1.31	(.40)		-	(.40)	11.27	12.80	1,280.72		.72		4.88
12/31/02	10.40	.64	(.24)		.40	(.44)		-	(.44)	10.36	4.05	697.74		.74		6.34
Global Bond Fund
Class 1
6/30/07 (4)	$10.18	$.23	$ (.03)		$ .20	$ -		-	$ -	$10.38	1.96%	$ 17.61%	(6)	.56%	(6)	4.45%	(6)
12/31/06 (9)	10.00	.10	.15		.25	(.07)		-	(.07)	10.18	2.52	12.15		.13		1.00
Class 2
6/30/07 (4)	10.17	.22	(.03)		.19	-		-	-	10.36	1.87	103.86	(6)	.81	(6)	4.23	(6)
12/31/06 (10)	10.00	.06	.18		.24	(.07)		-	(.07)	10.17	1.99	15.13		.12		.60
High-Income Bond Fund
Class 1
6/30/07 (4)	$12.90	$.47	$ .02		$ .49	$ (.77)		-	$ (.77)	$12.62	3.73%	$ 294.49%	(6)	.44%	(6)	7.17%	(6)
12/31/06	12.41	.92	.37		1.29	(.80)		-	(.80)	12.90	10.89	293.49		.45		7.36
12/31/05	12.89	.85	(.55)		.30	(.78)		-	(.78)	12.41	2.46	309.50		.46		6.76
12/31/04	12.54	.84	.32		1.16	(.81)		-	(.81)	12.89	9.83	364.50		.50		6.74
12/31/03	10.44	.90	2.12		3.02	(.92)		-	(.92)	12.54	29.79	411.51		.51		7.74
12/31/02	11.78	1.01	(1.25)		(.24)	(1.10)		-	(1.10)	10.44	(1.51)	335.52		.52		9.55
Class 2
6/30/07 (4)	12.79	.45	.01		.46	(.74)		-	(.74)	12.51	3.58	982.74	(6)	.69	(6)	6.91	(6)
12/31/06	12.32	.89	.36		1.25	(.78)		-	(.78)	12.79	10.59	832.74		.70		7.12
12/31/05	12.81	.81	(.55)		.26	(.75)		-	(.75)	12.32	2.20	590.75		.71		6.55
12/31/04	12.47	.81	.32		1.13	(.79)		-	(.79)	12.81	9.59	444.75		.74		6.48
12/31/03	10.39	.86	2.12		2.98	(.90)		-	(.90)	12.47	29.51	319.76		.76		7.41
12/31/02	11.74	.97	(1.25)		(.28)	(1.07)		-	(1.07)	10.39	(1.83)	183.77		.77		9.28
Class 3
6/30/07 (4)	12.88	.46	.02		.48	(.74)		-	(.74)	12.62	3.69	31.67	(6)	.62	(6)	6.98	(6)
12/31/06	12.39	.90	.36		1.26	(.77)		-	(.77)	12.88	10.66	34.67		.63		7.19
12/31/05	12.87	.82	(.55)		.27	(.75)		-	(.75)	12.39	2.25	37.68		.64		6.58
12/31/04 (7)	12.79	.78	.11		.89	(.81)		-	(.81)	12.87	7.52	46.68	(6)	.68	(6)	6.57	(6)
U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/07 (4)	$11.87	$.29	$ (.18)		$ .11	$ (.51)		-	$ (.51)	$11.47	.94%	$ 208.47%	(6)	.42%	(6)	4.85%	(6)
12/31/06	11.91	.55	(.10)		.45	(.49)		-	(.49)	11.87	3.95	218.47		.42		4.64
12/31/05	12.07	.48	(.16)		.32	(.48)		-	(.48)	11.91	2.70	252.47		.43		3.99
12/31/04	12.24	.45	(.03)		.42	(.59)		-	(.59)	12.07	3.58	286.47		.46		3.68
12/31/03	12.37	.46	(.15)		.31	(.44)		-	(.44)	12.24	2.51	373.46		.46		3.71
12/31/02	11.87	.54	.55		1.09	(.59)		-	(.59)	12.37	9.45	517.47		.47		4.45
Class 2
6/30/07 (4)	11.79	.27	(.17)		.10	(.49)		-	(.49)	11.40	.83	453.72	(6)	.67	(6)	4.60	(6)
12/31/06	11.83	.51	(.09)		.42	(.46)		-	(.46)	11.79	3.75	402.72		.67		4.40
12/31/05	12.00	.45	(.16)		.29	(.46)		-	(.46)	11.83	2.41	341.72		.68		3.75
12/31/04	12.17	.41	(.03)		.38	(.55)		-	(.55)	12.00	3.30	285.72		.71		3.42
12/31/03	12.31	.42	(.14)		.28	(.42)		-	(.42)	12.17	2.28	273.71		.71		3.43
12/31/02	11.83	.50	.55		1.05	(.57)		-	(.57)	12.31	9.15	288.72		.72		4.14
Class 3
6/30/07 (4)	11.86	.28	(.18)		.10	(.49)		-	(.49)	11.47	.83	30.65	(6)	.60	(6)	4.67	(6)
12/31/06	11.89	.52	(.09)		.43	(.46)		-	(.46)	11.86	3.80	32.65		.60		4.45
12/31/05	12.05	.46	(.16)		.30	(.46)		-	(.46)	11.89	2.50	39.65		.61		3.81
12/31/04 (7)	12.34	.41	(.11)		.30	(.59)		-	(.59)	12.05	2.58	43.65	(6)	.65	(6)	3.51	(6)
Cash Management Fund
Class 1
6/30/07 (4)	$11.62	$.28	$ -	(5)	$ .28	$ (.38)		-	$ (.38)	$11.52	2.45%	$ 107.33%	(6)	.30%	(6)	5.00%	(6)
12/31/06	11.31	.54	-	(5)	.54	(.23)		-	(.23)	11.62	4.81	98.33		.30		4.74
12/31/05	11.09	.33	-	(5)	.33	(.11)		-	(.11)	11.31	2.97	75.33		.30		2.91
12/31/04	11.07	.11	-	(5)	.11	(.09)		-	(.09)	11.09	.96	78.37		.36		.96
12/31/03	11.17	.07	-	(5)	.07	(.17)		-	(.17)	11.07	.67	103.47		.47		.68
12/31/02	11.41	.14	-	(5)	.14	(.38)		-	(.38)	11.17	1.24	203.46		.46		1.25
Class 2
6/30/07 (4)	11.56	.28	-	(5)	.28	(.37)		-	(.37)	11.47	2.39	378.58	(6)	.55	(6)	4.75	(6)
12/31/06	11.26	.51	-	(5)	.51	(.21)		-	(.21)	11.56	4.59	282.58		.55		4.52
12/31/05	11.05	.30	-	(5)	.30	(.09)		-	(.09)	11.26	2.68	153.58		.55		2.71
12/31/04	11.03	.08	-	(5)	.08	(.06)		-	(.06)	11.05	.70	110.61		.61		.76
12/31/03	11.12	.05	-	(5)	.05	(.14)		-	(.14)	11.03	.47	99.72		.72		.42
12/31/02	11.37	.11	-	(5)	.11	(.36)		-	(.36)	11.12	1.00	133.71		.71		1.00
Class 3
6/30/07 (4)	11.60	.29	-	(5)	.29	(.37)		-	(.37)	11.52	2.46	20.51	(6)	.48	(6)	4.82	(6)
12/31/06	11.29	.52	-	(5)	.52	(.21)		-	(.21)	11.60	4.64	18.51		.48		4.53
12/31/05	11.07	.30	-	(5)	.30	(.08)		-	(.08)	11.29	2.74	16.51		.48		2.70
12/31/04 (7)	11.07	.09	-	(5)	.09	(.09)		-	(.09)	11.07	.78	20.54	(6)	.54	(6)	.80	(6)

	Six months ended	Year Ended December 31
Portfolio turnover rate for all classes of shares	June 30, 2007 (4)	2006		2005	2004	2003	2002
Global Discovery Fund	19%	31%		53%	28%	30%	25%
Global Growth Fund	18	31		26	24	27	30
Global Small Capitalization Fund	24	50		47	49	51	66
Growth Fund	21	35		29	30	34	34
International Fund	25	29		40	37	40	30
New World Fund	17	32		26	18	19	22
Blue Chip Income and Growth Fund	12	21		33	13	12	8
Global Growth and Income Fund	16	8	(8)	-	-	-	-
Growth-Income Fund	10	25		20	21	21	26
Asset Allocation Fund	18	38		23	20	20	25
Bond Fund	23	57		46	34	20	29
Global Bond Fund	44	7	(9)	-	-	-	-
High-Income Bond Fund	18	35		35	38	48	45
U.S. Government/AAA-Rated Securities Fund	47	76		86	68	63	53
Cash Management Fund	-	-		-	-	-	-

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(4) Unaudited.
(5) Amount less than $.01.
(6) Annualized.
(7) From January 16, 2004, when Class 3 shares were first issued.
(8) From May 1, 2006, commencement of operations.
(9) From October 4, 2006 , commencement of operations.
(10) From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

Expense example	unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products.  As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products.   The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007, through June 30, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2007	Ending account value 6/30/2007	Expenses paid during period*	Annualized expense ratio

Global Discovery Fund
Class 1 -- actual return	$1,000.00	$1,093.86	$2.86	.55%
Class 1 -- assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 -- actual return	1,000.00	1,092.69	4.15	.80
Class 2 -- assumed 5% return	1,000.00	1,020.83	4.01	.80
Global Growth Fund
Class 1 -- actual return	$1,000.00	$1,102.15	$2.61	.50%
Class 1 -- assumed 5% return	1,000.00	$1,022.32	$2.51	.50
Class 2 -- actual return	1,000.00	$1,100.94	$3.91	.75
Class 2 -- assumed 5% return	1,000.00	$1,021.08	$3.76	.75
Global Small Capitalization Fund
Class 1 -- actual return	$1,000.00	$1,211.42	$3.67	.67%
Class 1 -- assumed 5% return	1,000.00	$1,021.47	$3.36	.67
Class 2 -- actual return	1,000.00	$1,209.73	$5.04	.92
Class 2 -- assumed 5% return	1,000.00	$1,020.23	$4.61	.92
Growth Fund
Class 1 -- actual return	$1,000.00	$1,107.39	$1.57	.30%
Class 1 -- assumed 5% return	1,000.00	$1,023.31	$1.51	.30
Class 2 -- actual return	1,000.00	$1,105.95	$2.87	.55
Class 2 -- assumed 5% return	1,000.00	$1,022.07	$2.76	.55
Class 3 -- actual return	1,000.00	$1,106.49	$2.51	.48
Class 3 -- assumed 5% return	1,000.00	$1,022.41	$2.41	.48
International Fund
Class 1 -- actual return	$1,000.00	$1,127.56	$2.53	.48%
Class 1 -- assumed 5% return	1,000.00	$1,022.41	$2.41	.48
Class 2 -- actual return	1,000.00	$1,126.21	$3.85	.73
Class 2 -- assumed 5% return	1,000.00	$1,021.17	$3.66	.73
Class 3 -- actual return	1,000.00	$1,126.41	$3.48	.66
Class 3 -- assumed 5% return	1,000.00	$1,021.52	$3.31	.66
New World Fund
Class 1 -- actual return	$1,000.00	$1,161.10	$4.07	.76%
Class 1 -- assumed 5% return	1,000.00	$1,021.03	$3.81	.76
Class 2 -- actual return	1,000.00	$1,159.54	$5.41	1.01
Class 2 -- assumed 5% return	1,000.00	$1,019.79	$5.06	1.01
Blue Chip Income and Growth Fund
Class 1 -- actual return	$1,000.00	$1,073.64	$1.95	.38%
Class 1 -- assumed 5% return	1,000.00	$1,022.91	$1.91	.38
Class 2 -- actual return	1,000.00	$1,073.08	$3.24	.63
Class 2 -- assumed 5% return	1,000.00	$1,021.67	$3.16	.63
Global Growth and Income Fund
Class 1 -- actual return	$1,000.00	$1,083.58	$3.15	.61%
Class 1 -- assumed 5% return	1,000.00	$1,021.77	$3.06	.61
Class 2 -- actual return	1,000.00	$1,081.83	$4.44	.86
Class 2 -- assumed 5% return	1,000.00	$1,020.53	$4.31	.86
Growth-Income Fund
Class 1 -- actual return	$1,000.00	$1,082.10	$1.29	.25%
Class 1 -- assumed 5% return	1,000.00	$1,023.55	$1.25	.25
Class 2 -- actual return	1,000.00	$1,080.72	$2.58	.50
Class 2 -- assumed 5% return	1,000.00	$1,022.32	$2.51	.50
Class 3 -- actual return	1,000.00	$1,081.36	$2.22	.43
Class 3 -- assumed 5% return	1,000.00	$1,022.66	$2.16	.43
Asset Allocation Fund
Class 1 -- actual return	$1,000.00	$1,079.25	$1.50	.29%
Class 1 -- assumed 5% return	1,000.00	$1,023.36	$1.45	.29
Class 2 -- actual return	1,000.00	$1,077.71	$2.78	.54
Class 2 -- assumed 5% return	1,000.00	$1,022.12	$2.71	.54
Class 3 -- actual return	1,000.00	$1,077.84	$2.42	.47
Class 3 -- assumed 5% return	1,000.00	$1,022.46	$2.36	.47
Bond Fund
Class 1 -- actual return	$1,000.00	$1,017.00	$1.90	.38%
Class 1 -- assumed 5% return	1,000.00	$1,022.91	$1.91	.38
Class 2 -- actual return	1,000.00	$1,016.28	$3.15	.63
Class 2 -- assumed 5% return	1,000.00	$1,021.67	$3.16	.63
Global Bond Fund
Class 1 -- actual return	$1,000.00	$1,019.65	$2.80	.56%
Class 1 -- assumed 5% return	1,000.00	$1,022.02	$2.81	.56
Class 2 -- actual return	1,000.00	$1,018.68	$4.05	.81
Class 2 -- assumed 5% return	1,000.00	$1,020.78	$4.06	.81
High-Income Bond Fund
Class 1 -- actual return	$1,000.00	$1,037.28	$2.22	.44%
Class 1 -- assumed 5% return	1,000.00	$1,022.61	$2.21	.44
Class 2 -- actual return	1,000.00	$1,035.77	$3.48	.69
Class 2 -- assumed 5% return	1,000.00	$1,021.37	$3.46	.69
Class 3 -- actual return	1,000.00	$1,036.90	$3.13	.62
Class 3 -- assumed 5% return	1,000.00	$1,021.72	$3.11	.62
U.S. Government/AAA-Rated Securities Fund
Class 1 -- actual return	$1,000.00	$1,009.41	$2.09	.42%
Class 1 -- assumed 5% return	1,000.00	$1,022.71	$2.11	.42
Class 2 -- actual return	1,000.00	$1,008.28	$3.34	.67
Class 2 -- assumed 5% return	1,000.00	$1,021.47	$3.36	.67
Class 3 -- actual return	1,000.00	$1,008.30	$2.99	.60
Class 3 -- assumed 5% return	1,000.00	$1,021.82	$3.01	.60
Cash Management Fund
Class 1 -- actual return	$1,000.00	$1,024.47	$1.51	.30%
Class 1 -- assumed 5% return	1,000.00	$1,023.31	$1.51	.30
Class 2 -- actual return	1,000.00	$1,023.93	$2.76	.55
Class 2 -- assumed 5% return	1,000.00	$1,022.07	$2.76	.55
Class 3 -- actual return	1,000.00	$1,024.62	$2.41	.48
Class 3 -- assumed 5% return	1,000.00	$1,022.41	$2.41	.48

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Board of trustees

“Independent” trustees

	Year first
	elected
	a trustee
Name and age	of the series[1]	Principal occupation(s) during past five years

Lee A. Ault III, 71	1999	Private investor; former Chairman of the Board,
Chairman of the Board		In-Q-Tel, Inc. (technology venture company funded
(Independent and		principally by the Central Intelligence Agency);
Non-Executive)		former Chairman of the Board, President and
		CEO, Telecredit, Inc. (payment services)

H. Frederick Christie, 74	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

Joe E. Davis, 73	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO,
		National Health Enterprises, Inc.

Martin Fenton, 72	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 61	1999	President and CEO, Fuller Consulting (financial management consulting firm)

W. Scott Hedrick, 61	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business

Mary Myers Kauppila, 53	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.

Kirk P. Pendleton, 67	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	trustee	Other directorships[3] held by trustee

Lee A. Ault III, 71	2	Anworth Mortgage Asset Corporation;
Chairman of the Board		Office Depot, Inc.
(Independent and
Non-Executive)

H. Frederick Christie, 74	21	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 73	2	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 72	18	None

Leonard R. Fuller, 61	16	None

W. Scott Hedrick, 61	2	Hot Topic, Inc.; Office Depot, Inc.

Mary Myers Kauppila, 53	6	None

Kirk P. Pendleton, 67	7	None

“Interested” trustees[4]

	Year first
	elected a	Principal occupation(s) during past five years and
Name, age and	trustee or officer	positions held with affiliated entities or the
position with series	of the series[1]	principal underwriter of the series

James K. Dunton, 69	1993	Senior Vice President and Director, Capital
Vice Chairman of the Board		Research and Management Company

Donald D. O’Neal, 47	1998	Senior Vice President and Director, Capital
President		Research and Management Company

	Number of
	portfolios in
	fund complex[2]
Name, age and	overseen
position with series	by trustee	Other directorships[3] held by trustee

James K. Dunton, 69	2	None
Vice Chairman of the Board

Donald D. O’Neal, 47	3	None
President

The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or
position with series	of the series[1]	the principal underwriter of the series

Michael J. Downer, 52	1991	Vice President and Secretary, Capital Research and
Executive Vice President		Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Alan N. Berro, 46	1998	Vice President, Capital Research and Management
Senior Vice President		Company; Senior Vice President, Capital Research Company[5]

Abner D. Goldstine, 77	1993	Senior Vice President and Director, Capital
Senior Vice President		Research and Management Company

John H. Smet, 50	1994	Senior Vice President, Capital Research and
Senior Vice President		Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 55	1994	Senior Vice President, Capital Research and
Vice President		Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 44	1997	Senior Vice President and Director, Capital
Vice President		Research and Management Company; Chairman of the Board, Capital Research Company;[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 45	1999	Senior Vice President, Capital Research Company[5]
Vice President

Chad L. Norton, 47	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

David A. Pritchett, 41	1999	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 43	2003	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and
		Management Company

Karl C. Grauman, 39	2006	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Sheryl F. Johnson, 39	1997	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.
[2]
Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,SM Inc.,  which is available to investors in tax-deferred retirement plans and IRAs, and Endowments, whose shareholders are limited to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
[4]
“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.

[logo - American Funds®]	The right choice for the long term®

Offices of the series and
of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th floor
San Francisco, CA 94105-3441

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Complete June 30, 2007, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2007, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds        Capital Research and Management        Capital International        Capital Guardian         Capital Bank and Trust

Lit. No. INGESR-995-0807P

Litho in USA RCG/L/6311-S10434

Printed on recycled paper
ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments
[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

June 30, 2007                                   unaudited

		Market value
Common stocks — 88.69%	Shares	(000)

SOFTWARE & SERVICES — 9.22%
Google Inc., Class A1	8,500	$ 4,449
Yahoo! Inc.[1]	106,000	2,876
Microsoft Corp.	83,300	2,455
United Internet AG (Germany)[2]	108,000	2,245
Tencent Holdings Ltd.[2]	550,000	2,212
SAP AG2	35,000	1,798
NAVTEQ Corp.[1]	37,500	1,588
Oracle Corp.[1]	74,000	1,459
eBay Inc.[1]	36,000	1,158
		20,240

TELECOMMUNICATION SERVICES — 7.84%
Millicom International Cellular SA1	40,000	3,666
MTN Group Ltd.[2]	242,000	3,306
América Móvil, SAB de CV, Series L (ADR)	33,000	2,044
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	1,700
Singapore Telecommunications Ltd.[2]	730,000	1,621
Koninklijke KPN NV2	80,000	1,327
OJSC Mobile TeleSystems (ADR)	20,000	1,211
Philippine Long Distance Telephone Co.[2]	9,100	521
Philippine Long Distance Telephone Co. (ADR)	9,100	520
Vodafone Group PLC[2]	259,875	874
LG Telecom Ltd.[1,2]	38,855	430
		17,220

ENERGY — 7.00%
Schlumberger Ltd.	75,000	6,371
FMC Technologies, Inc.[1]	50,000	3,961
Smith International, Inc.	50,000	2,932
Baker Hughes Inc.	25,000	2,103
		15,367

MEDIA — 6.40%
Time Warner Inc.	172,000	3,619
Comcast Corp., Class A1	67,500	1,898
Vivendi SA2	36,000	1,548
Discovery Holding Co., Class A1	64,096	1,474
XM Satellite Radio Holdings Inc., Class A1	125,000	1,471
Walt Disney Co.	38,000	1,297
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	1,215
E. W. Scripps Co., Class A	24,700	1,129
Next Media Ltd.[2]	1,157,000	395
		14,046

HEALTH CARE EQUIPMENT & SERVICES — 6.10%
Medtronic, Inc.	55,000	$ 2,852
Smith & Nephew PLC[2]	197,700	2,444
C. R. Bard, Inc.	29,400	2,429
Zimmer Holdings, Inc.[1]	25,000	2,122
Kyphon Inc.[1]	30,000	1,445
St. Jude Medical, Inc.[1]	26,500	1,100
Express Scripts, Inc.[1]	20,000	1,000
		13,392

RETAILING — 5.97%
Lowe’s Companies, Inc.	101,000	3,100
Target Corp.	45,000	2,862
Stockmann Oyj, Class B2	40,000	1,704
Liberty Media Holding Corp., Liberty Interactive, Series A1	75,000	1,675
Best Buy Co., Inc.	35,000	1,633
Tractor Supply Co.[1]	30,000	1,561
Takashimaya Co., Ltd.[2]	46,000	581
		13,116

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.32%
Roche Holding AG2	15,000	2,661
Novo Nordisk A/S, Class B2	23,000	2,506
Bristol-Myers Squibb Co.	60,000	1,894
Millennium Pharmaceuticals, Inc.[1]	120,000	1,268
UCB SA2	19,654	1,162
Richter Gedeon NYRT[2]	5,500	1,103
Forest Laboratories, Inc.[1]	24,000	1,096
		11,690

BANKS — 5.28%
Raiffeisen International Bank Holding AG2	13,000	2,058
Erste Bank der oesterreichischen Sparkassen AG2	25,000	1,952
Banco Bradesco SA, preferred nominative	61,336	1,487
BNP Paribas[2]	11,110	1,323
Grupo Financiero Banorte, SAB de CV, Series O	280,000	1,286
Banco Bilbao Vizcaya Argentaria, SA2	45,600	1,114
Siam City Bank PCL[2]	1,045,000	572
Banco Santander Central Hispano, SA2	29,558	544
Mizuho Financial Group, Inc.[2]	75	517
DEPFA BANK PLC[2]	27,000	478
Malayan Banking Bhd.[2]	76,500	266
		11,597

UTILITIES — 4.83%
Veolia Environnement[2]	54,700	4,275
Xinao Gas Holdings Ltd.[2]	2,610,000	3,283
RWE AG2	14,500	1,548
Hong Kong and China Gas Co. Ltd.[2]	715,000	1,511
		10,617

TECHNOLOGY HARDWARE & EQUIPMENT — 4.66%
Apple Inc.[1]	21,000	2,563
Delta Electronics, Inc.[1,2]	500,000	1,977
Seagate Technology	65,000	1,415
Cisco Systems, Inc.[1]	50,000	1,392
Advantech Co., Ltd.[2]	390,655	1,253
Nidec Corp.[2]	11,000	645
Acer Inc.[2]	257,040	526
Wintek Corp.[2]	421,368	457
		10,228

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.64%
MEMC Electronic Materials, Inc.[1]	55,000	3,362
Texas Instruments Inc.	45,000	1,693
Intel Corp.	65,000	1,544
Siliconware Precision Industries Co., Ltd.[2]	591,933	1,262
Sunplus Technology Co. Ltd.[2]	56,774	142
		8,003

INSURANCE — 3.45%
American International Group, Inc.	57,000	3,992
Sampo Oyj, Class A2	125,000	3,593
		7,585

FOOD & STAPLES RETAILING — 2.97%
Walgreen Co.	55,000	2,395
Whole Foods Market, Inc.	45,000	1,724
Koninklijke Ahold NV1,2	81,000	1,016
Costco Wholesale Corp.	16,000	936
Wal-Mart de México, SAB de CV, Series V	118,600	450
		6,521

TRANSPORTATION — 2.70%
Ryanair Holdings PLC (ADR)[1]	81,400	3,073
Cintra, Concesiones de Infraestructuras de Transporte, SA2	73,500	1,169
Nippon Express Co., Ltd.[2]	139,000	788
Singapore Post Private Ltd.[2]	933,000	774
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	2,700	133
		5,937

MATERIALS — 2.64%
Bayer AG2	43,000	3,257
Reliance Steel & Aluminum Co.	45,000	2,532
		5,789

CONSUMER SERVICES — 2.52%
Las Vegas Sands Corp.[1]	40,000	3,055
Shangri-La Asia Ltd.[2]	750,000	1,813
OPAP (Greek Organization of Football Prognostics) SA2	18,490	654
		5,522

CAPITAL GOODS — 1.46%
Boart Longyear Ltd.[1,2,3]	1,269,230	2,398
Boart Longyear Ltd.[1,2]	430,770	814
		3,212

CONSUMER DURABLES & APPAREL — 0.92%
Burberry Group PLC[2]	84,000	1,147
GEOX SpA[2]	47,550	876
		2,023

DIVERSIFIED FINANCIALS — 0.43%
Citigroup Inc.	18,500	949

COMMERCIAL SERVICES & SUPPLIES — 0.37%
Rentokil Initial PLC[2]	250,000	799

REAL ESTATE — 0.15%
AEON Mall Co., Ltd.[2]	11,000	337

MISCELLANEOUS — 4.82%
Other common stocks in initial period of acquisition		10,580

Total common stocks (cost: $152,866,000)		194,770

	Principal amount
Short-term securities — 11.00%	(000)

Abbott Laboratories 5.215% due 7/9/2007[3]	$4,700	4,694
CAFCO, LLC 5.25% due 7/19/2007[3]	4,000	3,989
Bank of America Corp. 5.235% due 8/2/2007	3,300	3,285
Bank of Montreal 5.23% due 8/15/2007	2,400	2,385
Wal-Mart Stores Inc. 5.17% due 8/14/2007[3]	2,150	2,136
Honeywell International Inc. 5.22% due 7/26/2007[3]	2,100	2,092
Freddie Mac 5.15% due 8/13/2007	2,100	2,087
JPMorgan Chase & Co. 5.20% due 8/15/2007	1,700	1,689
Clipper Receivables Co., LLC 5.36% due 7/2/2007[3]	1,200	1,199
Federal Home Loan Bank 5.13% due 7/20/2007	600	598

Total short-term securities (cost: $24,152,000)		24,154

Total investment securities (cost: $177,018,000)		218,924
Other assets less liabilities		682

Net assets		$219,606

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $79,410,000.
[3]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $16,508,000, which represented 7.52% of the net assets of the fund.

ADR = American Depositary Receipts

Global Growth Fund
Investment portfolio

June 30, 2007                                         unaudited

		Market value
Common stocks — 86.61%	Shares	(000)

INFORMATION TECHNOLOGY — 13.82%
Microsoft Corp.	2,397,000	$ 70,640
International Business Machines Corp.	600,000	63,150
Nokia Corp.[1]	1,682,000	47,287
Nokia Corp. (ADR)	300,000	8,433
Samsung Electronics Co., Ltd.[1]	78,440	47,934
STMicroelectronics NV1	1,960,000	37,897
Cisco Systems, Inc.[2]	1,346,500	37,500
Dell Inc.[2]	1,200,000	34,260
Yahoo! Inc.[2]	1,175,000	31,878
Hon Hai Precision Industry Co., Ltd.[1]	3,218,910	27,912
MoneyGram International, Inc.	975,000	27,251
Advanced Micro Devices, Inc.[2]	1,900,000	27,170
Oracle Corp.[2]	1,350,000	26,608
ASML Holding NV (New York registered)[2]	771,800	21,186
ASML Holding NV1,2	125,000	3,445
Motorola, Inc.	1,175,000	20,797
Citizen Holdings Co., Ltd.[1]	2,275,000	20,470
Hynix Semiconductor Inc.[1,2]	507,000	18,252
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	713,468	7,941
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	3,604,633	7,804
Venture Corp. Ltd.[1]	1,300,000	13,350
Murata Manufacturing Co., Ltd.[1]	175,000	13,141
Google Inc., Class A2	25,000	13,084
Altera Corp.	550,000	12,171
Xilinx, Inc.	440,000	11,779
Texas Instruments Inc.	250,000	9,407
Chartered Semiconductor Manufacturing Ltd[1,2]	10,477,000	9,253
Elpida Memory, Inc.[1,2]	210,000	9,235
Rohm Co., Ltd.[1]	98,000	8,693
Mediatek Incorporation[1]	287,919	4,502
livedoor Co., Ltd.[1,2]	64,000	4,157
KLA-Tencor Corp.	37,921	2,084
		698,671

FINANCIALS — 12.98%
Macquarie Bank Ltd.[1]	856,791	61,792
Mizuho Financial Group, Inc.[1]	8,250	56,939
Allianz SE1	242,000	56,711
Société Générale[1]	260,700	48,176
ICICI Bank Ltd.[1]	837,300	19,702
ICICI Bank Ltd. (ADR)	282,400	13,880
Commerzbank U.S. Finance, Inc.[1]	677,500	32,475
Kookmin Bank[1]	366,310	32,098
Erste Bank der oesterreichischen Sparkassen AG1	352,480	27,518
Banco Santander Central Hispano, SA1	1,461,914	26,897
Marsh & McLennan Companies, Inc.	800,000	24,704
Sun Hung Kai Properties Ltd.[1]	2,000,000	24,076
Türkiye Is Bankasi AS, Class C1	4,555,000	21,336
Sompo Japan Insurance Inc.[1]	1,500,000	18,360
OJSC VTB Bank (GDR)[1,2]	1,660,950	18,237
AFLAC Inc.	336,000	17,270
Bumiputra-Commerce Holdings Bhd.[1]	4,990,900	16,907
ING Groep NV1	347,422	15,300
Mitsui Trust Holdings, Inc.[1]	1,730,000	15,069
Citigroup Inc.	250,000	12,823
AEON Credit Service (Asia) Co. Ltd.[1]	760,000	12,051
Lloyds TSB Group PLC[1]	1,000,000	11,167
St. George Bank Ltd.[1]	355,000	10,677
AXA SA1	238,000	10,213
UniCredito Italiano SpA[1]	1,125,000	10,021
HSBC Holdings PLC (United Kingdom)[1]	500,000	9,154
Hypo Real Estate Holding AG1	120,000	7,773
Westfield Group[1]	412,507	6,965
Westfield Group[1,2]	46,096	761
Bank of Nova Scotia	140,000	6,846
Shanghai Forte Land Co., Ltd., Class H1	9,802,000	5,541
Mitsui Sumitomo Insurance Co., Ltd.[1]	350,000	4,492
		655,931

CONSUMER DISCRETIONARY — 9.91%
Virgin Media Inc.[2]	1,544,000	37,627
Carnival Corp., units	732,100	35,705
GOME Electrical Appliances Holding Ltd.[1]	21,686,000	33,231
Esprit Holdings Ltd.[1]	2,100,500	26,745
Lowe’s Companies, Inc.	815,000	25,012
Kohl’s Corp.[2]	350,000	24,861
Target Corp.	370,000	23,532
Aristocrat Leisure Ltd.[1]	1,930,000	23,484
Burberry Group PLC[1]	1,700,000	23,210
H & M Hennes & Mauritz AB, Class B1	376,000	22,221
adidas AG1	278,000	17,571
Aisin Seiki Co., Ltd.[1]	475,000	17,412
Kesa Electricals PLC[1]	2,473,400	15,477
Toyota Motor Corp.[1]	242,500	15,284
Hyundai Mobis Co., Ltd.[1]	156,496	14,844
Viacom Inc., Class B2	352,000	14,654
Grupo Televisa, SAB, ordinary participation certificates (ADR)	460,000	12,701
Yamaha Corp.[1]	600,000	12,435
News Corp., Class A	583,407	12,374
DSG International PLC[1]	3,466,929	11,000
Best Buy Co., Inc.	235,000	10,967
Kingfisher PLC[1]	2,349,422	10,614
Discovery Holding Co., Class A2	455,000	10,460
Honda Motor Co., Ltd.[1]	268,800	9,791
Suzuki Motor Corp.[1]	313,000	8,887
Nikon Corp.[1]	301,000	8,376
Cie. Financière Richemont AG, Class A, units[1]	115,000	6,870
Limited Brands, Inc.	200,000	5,490
Swatch Group Ltd, non-registered shares[1]	11,936	3,390
Swatch Group Ltd[1]	35,521	2,009
Harman International Industries, Inc.	25,100	2,932
SET India Ltd.[1,2,3]	16,148	1,631
		500,797

INDUSTRIALS — 8.96%
General Electric Co.	1,975,455	75,620
Deutsche Post AG1	1,780,000	57,835
Tyco International Ltd.	1,465,000	49,502
KBR, Inc.[2]	1,455,000	38,165
Macquarie Infrastructure Group[1]	8,433,531	25,674
Illinois Tool Works Inc.	465,000	25,198
Randstad Holding NV1	297,000	23,539
Siemens AG1	163,000	23,451
Suzlon Energy Ltd.[1]	633,800	23,386
Michael Page International PLC[1]	1,995,000	20,956
ALSTOM SA1,2	106,400	17,717
United Technologies Corp.	245,000	17,378
Bidvest Group Ltd.[1]	754,500	15,408
Ryanair Holdings PLC (ADR)[2]	390,000	14,723
Asahi Glass Co., Ltd.[1]	826,000	11,124
Cie. de Saint-Gobain[1]	69,000	7,723
United Parcel Service, Inc., Class B	75,000	5,475
		452,874

HEALTH CARE — 8.35%
Novo Nordisk A/S, Class B1	727,600	79,263
Smith & Nephew PLC[1]	4,019,300	49,696
Roche Holding AG1	193,500	34,326
CIGNA Corp.	555,000	28,982
UCB SA1	490,020	28,975
Pfizer Inc	1,000,000	25,570
Rhön-Klinikum AG1	350,800	21,138
Aetna Inc.	400,000	19,760
Shire PLC (ADR)	250,000	18,532
Bausch & Lomb Inc.	265,000	18,402
UnitedHealth Group Inc.	340,000	17,388
Mentor Corp.	325,000	13,221
Stryker Corp.	200,000	12,618
WellPoint, Inc.[2]	153,600	12,262
ResMed Inc[2]	255,000	10,521
AstraZeneca PLC (Sweden)[1]	91,005	4,856
AstraZeneca PLC (United Kingdom)[1]	57,000	3,052
Merck & Co., Inc.	150,000	7,470
Shionogi & Co., Ltd.[1]	380,000	6,189
Intuitive Surgical, Inc.[2]	35,700	4,954
Chugai Pharmaceutical Co., Ltd.[1]	263,100	4,726
		421,901

CONSUMER STAPLES — 7.12%
Koninklijke Ahold NV1,2	3,577,000	44,881
Seven & I Holdings Co., Ltd.[1]	1,524,000	43,472
Unilever NV1	984,000	30,600
METRO AG1	310,000	25,765
Avon Products, Inc.	645,800	23,733
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	17,220
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	3,089
Parmalat Spa[1]	4,790,000	20,251
Coca-Cola Co.	360,000	18,832
PepsiCo, Inc.	277,000	17,963
Woolworths Ltd.[1]	608,483	13,946
Procter & Gamble Co.	215,000	13,156
IOI Corp. Bhd.[1]	8,400,000	12,648
SABMiller PLC[1]	500,000	12,635
Tesco PLC[1]	1,430,000	11,961
Groupe Danone SA1	145,000	11,703
Altria Group, Inc.	125,000	8,768
Nestlé SA1	20,000	7,596
Wal-Mart de México, SAB de CV, Series V (ADR)	200,000	7,580
Wal-Mart Stores, Inc.	150,000	7,217
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	6,692
		359,708

ENERGY — 6.87%
Reliance Industries Ltd.[1]	1,900,298	79,565
Royal Dutch Shell PLC, Class B1	574,666	23,977
Royal Dutch Shell PLC, Class B (ADR)	139,643	11,639
Technip SA1	430,000	35,482
Norsk Hydro ASA[1]	875,000	33,641
Canadian Natural Resources, Ltd.	466,700	31,131
Schlumberger Ltd.	360,000	30,578
SK Corp.[1]	155,000	22,572
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	100,000	12,127
Baker Hughes Inc.	220,500	18,551
Oil & Natural Gas Corp. Ltd.[1]	577,500	12,897
Peabody Energy Corp.	250,000	12,095
Imperial Oil Ltd.	257,928	12,054
ENI SpA[1]	300,000	10,875
		347,184

TELECOMMUNICATION SERVICES — 6.50%
Koninklijke KPN NV1	4,875,830	80,877
SOFTBANK CORP.[1]	2,520,700	54,372
Sprint Nextel Corp., Series 1	1,901,750	39,385
Vodafone Group PLC[1]	7,131,250	23,976
Vodafone Group PLC (ADR)	437,500	14,713
América Móvil, SAB de CV, Series L (ADR)	585,000	36,229
Telekom Austria AG1	1,033,200	25,786
Telefónica, SA1	863,199	19,188
NTT DoCoMo, Inc.[1]	12,000	18,971
Qwest Communications International Inc.[2]	1,000,000	9,700
France Télécom SA1	185,000	5,081
		328,278

MATERIALS — 5.75%
K+S AG1	367,000	56,148
PPG Industries, Inc.	490,000	37,294
UPM-Kymmene Corp.[1]	1,090,000	26,906
Akzo Nobel NV1	258,000	22,260
Freeport-McMoRan Copper & Gold Inc.	255,000	21,119
Nitto Denko Corp.[1]	396,400	19,941
Bayer AG1	250,000	18,940
Barrick Gold Corp.	557,174	16,267
Weyerhaeuser Co.	200,000	15,786
Potash Corp. of Saskatchewan Inc.	180,000	14,035
Gold Fields Ltd.[1]	763,100	11,852
Newmont Mining Corp.	300,000	11,718
Holcim Ltd.[1]	100,000	10,817
Alcoa Inc.	183,100	7,421
		290,504

UTILITIES — 4.05%
NTPC Ltd.[1]	19,200,649	72,334
Veolia Environnement[1]	425,900	33,289
SUEZ SA1	550,000	31,420
E.ON AG1	142,800	23,995
Public Power Corp. SA1	591,000	16,654
CLP Holdings Ltd.[1]	2,430,000	16,332
RWE AG1	100,000	10,678
		204,702

MISCELLANEOUS — 2.30%
Other common stocks in initial period of acquisition		116,140

Total common stocks (cost: $3,250,919,000)		4,376,690

	Principal amount
Short-term securities — 13.94%	(000)

Sheffield Receivables Corp. 5.265%–5.29% due 7/9–7/24/2007[3]	$49,000	48,885
Siemens Capital Co. LLC 5.23%–5.27% due 7/13–7/17/2007[3]	43,700	43,598
Credit Suisse New York Branch 5.24% due 7/24–9/14/2007	36,800	36,490
AstraZeneca PLC 5.25% due 8/10–8/14/2007	34,400	34,183
American Honda Finance Corp. 5.22%–5.23% due 7/12–8/29/2007	33,800	33,635
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 8/8–8/15/2007	32,700	32,497
CBA (Delaware) Finance Inc. 5.23% due 7/6/2007	32,200	32,173
Amsterdam Funding Corp. 5.26%–5.275% due 7/12–7/26/2007[3]	29,100	29,025
Allied Irish Banks N.A. Inc. 5.22%–5.23% due 7/2–8/3/2007[3]	27,500	27,448
Société Générale North America, Inc. 5.235% due 9/5/2007	20,000	19,811
Barton Capital LLC 5.24% due 8/7/2007[3]	6,100	6,066
HSBC USA Inc. 5.24% due 8/7/2007	25,900	25,757
Westpac Banking Corp. 5.235% due 8/3/2007[3,4]	15,800	15,725
Westpac Banking Corp. 5.28% due 7/27/2007[3]	9,800	9,761
BMW U.S. Capital LLC 5.21% due 7/27/2007[3]	25,000	24,907
UBS Finance (Delaware) LLC 5.24% due 7/9/2007	24,300	24,269
BNP Paribas Finance Inc. 5.215% due 8/6/2007	24,200	24,072
Ranger Funding Co. LLC 5.23%–5.26% due 8/9–8/21/2007[3]	23,200	23,041
Bank of Montreal 5.23% due 8/15/2007	23,100	22,953
Stadshypotek Delaware Inc. 5.23%–5.24% due 7/3–7/27/2007[3]	22,000	21,925
CAFCO, LLC 5.26% due 8/3/2007[3]	22,000	21,891
BASF AG 5.225%–5.24% due 7/3–7/5/2007[3]	19,850	19,839
Swedbank Mortgage AB 5.22%–5.24% due 7/30–8/8/2007	19,700	19,603
Hewlett-Packard Co. 5.26% due 7/19/2007[3]	17,700	17,651
ING (U.S.) Funding LLC 5.23% due 7/13/2007	17,600	17,568
Freddie Mac 5.125% due 7/9/2007	16,000	15,980
KfW International Finance Inc. 5.21% due 8/21/2007[3]	16,000	15,880
Royal Bank of Scotland PLC 5.225% due 7/30/2007	11,600	11,550
Novartis Finance Corp. 5.21% due 8/8/2007[3]	10,000	9,943
Liberty Street Funding Corp. 5.235% due 8/15/2007[3]	10,000	9,935
Clipper Receivables Co., LLC 5.29% due 7/12/2007[3]	7,700	7,686
Fannie Mae 5.10% due 8/8/2007	700	696

Total short-term securities (cost: $704,373,000)		704,443

Total investment securities (cost: $3,955,292,000)		5,081,133
Other assets less liabilities		(27,849)

Net assets		$5,053,284

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,753,581,000.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $354,837,000, which represented 7.02% of the net assets of the fund.

[4]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Global Small Capitalization Fund
Investment portfolio

June 30, 2007                                             unaudited

		Market value
Common stocks — 93.42%	Shares	(000)

CONSUMER DISCRETIONARY — 18.00%
Jumbo SA1	2,261,686	$78,495
Fourlis[1]	1,271,436	37,816
Integrated Distribution Services Group Ltd.[1]	10,732,000	33,911
Schibsted ASA[1]	741,000	33,841
Rambler Media Ltd.[1,2]	718,400	32,359
Pantaloon Retail (India) Ltd.[1]	2,520,750	30,855
Banyan Tree Holdings Ltd.[1]	15,993,000	27,508
CKE Restaurants, Inc.	1,350,000	27,094
Blue Nile, Inc.[2]	419,600	25,344
Saks Inc.[2]	1,169,400	24,967
Life Time Fitness, Inc.[2]	465,000	24,752
Lions Gate Entertainment Corp.[2]	2,140,706	23,612
Bob Evans Farms, Inc.	600,000	22,110
Citi Trends, Inc.[2]	475,000	18,031
CarMax, Inc.[2]	620,000	15,810
Hürriyet Gazetecilik ve Matbaacilik AS1,2	5,578,972	15,431
Central European Media Enterprises Ltd., Class A2	153,500	14,979
OSIM International Ltd.[1,3]	28,920,000	13,427
GEOX SpA[1]	695,750	12,816
Tractor Supply Co.[2]	228,700	11,904
Cheil Industries Inc.[1]	240,000	11,545
CTC Media, Inc.[2]	425,000	11,534
Cheil Communications Inc.[1]	37,100	11,425
Pinnacle Entertainment, Inc.[2]	400,000	11,260
Cyrela Brazil Realty SA, ordinary nominative	820,000	10,167
Rightmove PLC[1]	803,450	10,082
AB Lindex[1]	720,000	9,663
Williams-Sonoma, Inc.	300,000	9,474
Jamba, Inc.[2]	1,000,000	9,140
Ruby Tuesday, Inc.	300,000	7,899
Gafisa SA, ordinary nominative	500,000	7,833
Galaxy Entertainment Group Ltd.[1,2]	7,900,000	7,690
Fossil, Inc.[2]	230,000	6,783
Austar United Communications Ltd.[1,2]	4,539,430	6,384
Lifestyle International Holdings Ltd.[1]	1,600,000	6,222
Billabong International Ltd.[1]	380,000	5,764
YBM Sisa.com Inc.[1]	300,000	5,762
Entertainment Rights PLC[1,2]	8,500,000	5,449
Denny’s Corp.[2]	1,200,000	5,340
Children’s Place Retail Stores, Inc.[2]	100,000	5,164
Land & Houses PCL[1]	23,500,000	5,089
Orient-Express Hotels Ltd., Class A	80,000	4,272
Nien Made Enterprise Co., Ltd.[1]	3,363,300	3,750
Restoration Hardware, Inc.[2]	650,000	3,627
Largan Precision Co., Ltd.[1]	210,000	2,956
Bloomsbury Publishing PLC[1]	625,000	2,478
Bright Horizons Family Solutions, Inc.[2]	60,000	2,335
Kuoni Reisen Holding AG, Class B1	3,867	2,322
Sanctuary Group PLC[1,2]	5,758,856	2,299
Next Media Ltd.[1]	6,324,000	2,160
Ekornes ASA[1]	82,800	1,881
Restaurant Group PLC[1]	230,858	1,521
Golden Land Property Development PCL, nonvoting depositary receipt[1,2]	5,265,943	1,448
Gaming VC Holdings SA1	200,000	544
Cheng Shin Rubber (Xiamen) Ind., Ltd.[1]	385,063	494
		726,818

INDUSTRIALS — 17.06%
Samsung Engineering Co., Ltd.[1]	593,886	62,711
Kumho Industrial Co., Ltd.[1]	1,000,000	48,353
Michaniki SA1	3,346,000	37,822
Michaniki SA, preference shares[1]	686,000	5,897
GS Engineering & Construction Corp.[1]	350,000	41,964
Hyundai Mipo Dockyard Co., Ltd.[1]	136,000	37,809
Koninklijke BAM Groep NV1	1,167,000	32,924
International Container Terminal Services, Inc.[1]	47,285,000	29,127
JetBlue Airways Corp.[2]	2,175,000	25,556
UAP Holding Corp.	760,000	22,906
Sungkwang Bend Co., Ltd.[1]	748,934	22,149
Corrections Corporation of America[2]	300,000	18,933
JVM Co., Ltd.[1]	316,500	18,794
Chart Industries, Inc.[2]	652,900	18,569
ALL — América Latina Logística, units	1,228,000	16,818
J&P-AVAX SA1	1,406,000	15,457
Yangzijiang Shipbuilding (Holdings) Ltd.[1,2]	12,088,000	15,157
Hyunjin Materials Co., Ltd.[1]	325,000	14,478
Lonrho Africa PLC[1,2,3]	17,574,000	14,185
Container Corp. of India Ltd.[1]	240,763	13,950
Aalberts Industries NV1	450,000	12,356
Georg Fischer Ltd[1,2]	15,550	11,711
NEPES Corp.[1,2]	906,163	10,945
IJM Corp. Bhd.[1]	4,165,000	10,128
Obrascon Huarte Lain Brasil SA, ordinary nominative	522,000	9,857
MISUMI Group Inc.[1]	537,000	9,081
Aboitiz Equity Ventures, Inc.[1]	48,700,000	8,836
Krones AG1	31,000	7,231
Goodpack Ltd.[1]	4,940,000	7,066
MSC Industrial Direct Co., Inc., Class A	125,000	6,875
LS Industrial Systems Co., Ltd.[1]	150,000	6,325
ELLINIKI TECHNODOMIKI TEB SA1	460,000	6,035
Heijmans NV1	100,000	5,901
BayWa AG1	101,450	5,644
Latécoère SA1	150,801	5,074
Mine Safety Appliances Co.	110,000	4,814
Trakya Cam Sanayii AS1	1,314,106	4,758
Wabash National Corp.	325,000	4,755
Rollins, Inc.	200,000	4,554
Transmile Group Bhd.[1]	3,315,000	4,359
Ballast Nedam NV1	74,687	4,046
Aker American Shipping ASA[1,2]	188,000	3,976
Emeco Holdings Ltd.[1]	2,810,000	3,923
Herman Miller, Inc.	122,500	3,871
Uponor Oyj[1]	95,000	3,685
Permasteelisa SpA[1]	120,000	3,367
Geberit AG1	16,500	2,815
United Stationers Inc.[2]	28,000	1,866
Northgate PLC[1]	80,000	1,638
		689,051

MATERIALS — 12.74%
Central African Mining & Exploration Co. PLC[1,2]	34,705,000	45,531
Sino-Forest Corp.[2]	2,912,100	41,989
Cleveland-Cliffs Inc	500,000	38,835
Inmet Mining Corp.	500,000	38,828
SSCP Co., Ltd.[1,2]	865,000	27,519
Claymont Steel Holdings, Inc.[2,3]	1,140,000	24,385
European Goldfields Ltd.[1,2]	4,691,100	23,968
Major Drilling Group International Inc.[2]	568,900	23,966
Sierra Leone Diamond Co. Ltd.[1,2,3]	5,805,000	15,395
Sierra Leone Diamond Co. Ltd.[1,2,3,4]	2,480,000	6,577
Aur Resources Inc.	700,000	20,912
Kenmare Resources PLC[1,2]	15,317,759	20,018
Oxus Gold PLC[1,2]	18,084,300	17,283
Gindalbie Metals Ltd.[1,2]	19,375,000	16,874
Lynas Corp. Ltd.[1,2]	12,800,000	14,113
Gem Diamonds Ltd.[1,2]	690,000	14,100
Jaguar Mining Inc.[2,4]	1,276,900	8,869
Jaguar Mining Inc.[2]	299,200	2,078
Gammon Lake Resources Inc.[2]	814,900	10,306
Mwana Africa PLC[1,2]	7,000,000	9,403
Banro Corp.[2]	894,000	9,268
Kemira Oyj[1]	382,337	8,784
Rusoro Mining Ltd.[2]	1,666,667	4,178
Rusoro Mining Ltd.[2,4]	1,511,765	3,790
Finetec Corp.[1]	380,000	7,659
Nikanor PLC[1,2]	525,859	6,509
Allied Gold Ltd.[1,2,3]	16,298,500	6,022
Taiwan Cement Corp.[1]	4,996,858	5,827
Anadolu Cam Sanayii AS1	1,300,000	5,385
Mineral Deposits Ltd.[1,2]	4,731,343	5,345
Yamana Gold Inc.	475,000	5,296
Gladstone Pacific Nickel Ltd.[1,2]	1,394,000	4,979
Reliance Steel & Aluminum Co.	87,860	4,943
Gemfields Resources PLC[1,2,3,4]	4,816,000	2,802
Gemfields Resources PLC[1,2,3]	2,000,000	1,164
Avocet Mining PLC[1,2]	1,400,000	3,919
Caledon Resources PLC[1,2,4]	5,300,000	3,826
Uruguay Mineral Exploration Inc.	700,000	2,533
Energem Resources Inc.[2]	4,065,000	1,513
		514,691

INFORMATION TECHNOLOGY — 11.71%
Novell, Inc.[2]	9,468,800	$ 73,762
Kingboard Chemical Holdings Ltd.[1]	11,482,000	52,770
CNET Networks, Inc.[2]	3,625,000	29,689
Varian Semiconductor Equipment Associates, Inc.[2]	660,000	26,440
SFA Engineering Corp.[1]	455,450	23,694
Mentor Graphics Corp.[2]	1,155,000	15,211
Kingboard Laminates Holdings Ltd.[1,2]	15,393,509	14,269
NCsoft Corp.[1,2]	140,500	13,415
Tessera Technologies, Inc.[2]	285,000	11,557
Xchanging PLC[1,2]	2,187,120	11,350
LoopNet, Inc.[2]	480,700	11,215
Min Aik Technology Co., Ltd.[1,2]	4,954,000	10,712
Simmtech Co., Ltd.[1]	715,000	10,279
Internet Capital Group, Inc.[2]	700,000	8,680
Cogent, Inc.[2]	580,000	8,520
NAVTEQ Corp.[2]	200,000	8,468
SEEK Ltd.[1]	1,255,048	7,837
Hana Microelectronics PCL[1]	9,370,000	7,665
Fairchild Semiconductor International, Inc.[2]	391,000	7,554
Wistron Corp.[1]	3,800,000	7,125
CyberSource Corp.[2]	575,000	6,935
SupportSoft, Inc.[2]	1,225,000	6,689
Tripod Technology Corp.[1]	1,280,000	6,547
TIBCO Software Inc.[2]	715,000	6,471
Intersil Corp., Class A	200,000	6,292
Stratasys, Inc.[2]	120,200	5,647
DTS, Inc.[2]	250,000	5,442
Integrated Device Technology, Inc.[2]	349,000	5,329
Proactive Technology Holdings Ltd.[1,2]	2,472,000	5,269
Applied Micro Circuits Corp.[2]	2,100,000	5,250
Advantech Co., Ltd.[1]	1,597,787	5,123
Wintek Corp.[1]	4,576,747	4,961
CallWave, Inc.[2,3]	1,348,700	4,896
Intermec, Inc.[2]	190,000	4,809
PMC-Sierra, Inc.[2]	610,000	4,715
Spark Networks PLC (GDR)[1,2]	600,000	3,271
Spark Networks PLC (ADR)[2]	258,580	1,407
Red Hat, Inc.[2]	200,000	4,456
Unisteel Technology Ltd.[1]	2,747,750	4,023
King Yuan Electronics Co., Ltd.[1]	3,162,469	2,714
Venture Corp. Ltd.[1]	258,000	2,650
Marchex, Inc., Class B	150,000	2,448
Rotork PLC[1]	102,340	1,866
i2 Technologies, Inc.[2]	95,294	1,776
Sanken Electric Co., Ltd.[1]	165,000	1,593
Ichia Technologies, Inc.[1,2]	1,309,386	1,268
Interflex Co., Ltd.[1,2]	75,060	485
Avid Technology, Inc.[2]	4,922	174
Infoteria Corp.[1,2]	123	122
		472,840

ENERGY — 7.92%
Oilexco Inc. (GBP denominated)[1,2,4]	1,900,000	23,443
Oilexco Inc. (GBP denominated)[1,2]	1,755,000	21,654
Oilexco Inc.[2,4]	985,000	11,993
Oilexco Inc.[2]	803,900	9,788
Quicksilver Resources Inc.[2]	830,550	37,026
OPTI Canada Inc.[2]	1,231,100	26,360
Denison Mines Corp.[2]	1,500,000	18,024
Synenco Energy Inc., Class A2	1,200,000	17,156
Regal Petroleum PLC[1,2]	3,463,000	16,294
Oceaneering International, Inc.[2]	300,000	15,792
Southwestern Energy Co.[2]	308,000	13,706
First Calgary Petroleums Ltd.[2]	1,635,000	8,013
First Calgary Petroleums Ltd. (GBP denominated)[1]	760,000	3,688
White Nile Ltd.[1,2]	4,780,000	10,939
Ithaca Energy Inc. (GBP denominated)[1,2,4]	2,121,500	6,113
Ithaca Energy Inc.[2]	1,300,000	3,847
Paladin Resources Ltd[2]	1,150,000	8,020
Paladin Resources Ltd[1,2]	209,438	1,454
Warren Resources, Inc.[2]	750,000	8,760
Timan Oil & Gas PLC[1,2]	5,335,000	8,164
Core Laboratories NV2	80,000	8,135
Denbury Resources Inc.[2]	200,000	7,500
Coalcorp Mining Inc.[2]	1,285,715	5,428
PNOC Energy Development Corp.[1]	41,350,000	5,005
GS Holdings Corp.[1]	92,000	4,459
GeoPark Holdings Ltd.[1,2]	525,000	3,855
Energy Resources of Australia Ltd[1]	208,239	3,364
Sound Oil PLC[1,2]	30,000,000	2,849
Bankers Petroleum Ltd.[2,4]	3,000,000	1,470
Bankers Petroleum Ltd.[2]	2,086,000	1,022
Bordeaux Energy Inc.[2,4]	3,780,000	2,316
Mart Resources, Inc.[2,4]	3,875,625	1,826
Equator Exploration Ltd.[1,2]	2,000,000	1,696
Caspian Energy Inc.[2]	1,000,000	829
		319,988

FINANCIALS — 7.80%
Orco Property Group SA1	343,549	54,165
Dolphin Capital Investors Ltd.[1,2]	9,409,280	31,712
National Bank of Pakistan[1]	5,865,000	25,413
IndyMac Bancorp, Inc.	835,000	24,357
Pirelli & C. Real Estate S.p.A.[1]	282,500	16,415
East West Bancorp, Inc.	325,000	12,636
Dev Property Development PLC[1,2]	6,416,600	11,573
Russian Real Estate Investment Co. AB, Series B1,2	266,593	10,690
HDFC Bank Ltd.[1]	326,300	9,237
Central Pattana PCL[1]	11,818,000	9,154
Daegu Bank, Ltd.[1]	517,980	9,079
Hung Poo Real Estate Development Corp.[1]	7,491,000	8,968
Cathay Real Estate Development Co. Ltd.[1,2]	15,228,000	8,927
Pusan Bank[1]	575,000	8,284
Unitech Corporate Parks PLC[1,2]	4,260,000	7,759
Jeonbuk Bank[1]	631,188	6,974
Paraná Banco SA2	125,160	6,622
Banco Kaycoval SA2	685,700	6,172
CapitaCommercial Trust Management Ltd.[1]	3,053,000	5,842
Robinsons Land Corp., Class B1	13,811,700	5,821
Eastern Property Holdings Ltd.[1]	50,643	5,616
Sumitomo Real Estate Sales Co., Ltd.[1]	70,000	5,465
Azimut Holding SpA[1]	300,000	5,109
RAB Capital PLC[1]	2,400,000	4,823
Union Bank of India[1]	1,250,000	4,085
United Bankshares, Inc.	105,000	3,339
TICON Industrial Connection PCL[1]	4,585,000	2,854
Banco Macro SA, Class B (ADR)	63,600	2,091
Thanachart Capital PCL[1]	4,142,100	1,736
		314,918

HEALTH CARE — 7.07%
Beckman Coulter, Inc.	450,000	29,106
ArthroCare Corp.[2]	587,000	25,775
Kyphon Inc.[2]	437,000	21,042
Volcano Corp.[2]	907,368	18,338
Laboratorios Almirall, SA1,2	830,000	16,458
EGIS NYRT[1]	126,600	15,750
Applera Corp., Celera group[2]	1,214,600	15,061
Sirona Dental Systems, Inc.[2]	365,000	13,808
Greatbatch, Inc.[2]	405,200	13,128
Apollo Hospitals Enterprise Ltd.[1]	1,000,000	12,816
Integra LifeSciences Holdings Corp.[2]	250,000	12,355
NuVasive, Inc.[2]	447,500	12,087
Cochlear Ltd.[1]	228,389	11,778
iSOFT Group PLC[1,2]	8,028,198	7,843
Array BioPharma Inc.[2]	650,000	7,585
Mentor Corp.	176,600	7,184
Eclipsys Corp.[2]	350,000	6,930
Vital Signs, Inc.	120,000	6,666
Introgen Therapeutics, Inc.[2]	1,379,153	4,965
Gerresheimer AG, non-registered shares[1,2]	92,500	4,789
A&D Pharma Holdings NV (GDR)[1]	242,000	4,422
Ondine Biopharma Corp.[2,3,4]	2,620,000	3,012
Ondine Biopharma Corp. (GBP denominated)[1,2,3,4]	490,000	590
Ondine Biopharma Corp.[2,3]	400,000	460
Dade Behring Holdings, Inc.	75,000	3,984
BIOLASE Technology, Inc.[2]	492,500	2,989
Invacare Corp.	140,000	2,566
Grifols, SA1,2	112,400	2,440
Arcadia Resources, Inc.[2,4]	1,250,000	1,563
		285,490

UTILITIES — 3.26%
Manila Electric Co., Class B1	19,124,800	47,478
Xinao Gas Holdings Ltd.[1]	32,539,000	40,924
EDF Energies Nouvelles SA1	283,400	18,529
First Philippine Holdings Corp.[1]	8,150,000	15,839
Glow Energy PCL[1]	8,385,000	7,405
Electricity Generating PCL[1]	550,000	1,720
		131,895

CONSUMER STAPLES — 1.73%
Andersons, Inc.	300,000	13,599
Hite Brewery Co., Ltd.[1]	100,000	12,975
PT Indofood Sukses Makmur Tbk[1]	45,800,000	10,259
Bare Escentuals, Inc.[2]	250,000	8,538
China Mengniu Dairy Co.[1]	2,108,000	7,287
C.P. Seven Eleven PCL[1]	23,580,000	6,727
Universal Robina Corp.[1]	15,765,000	6,381
Crown Confectionery Co., Ltd.[1]	37,988	4,287
		70,053

TELECOMMUNICATION SERVICES — 1.26%
LG Telecom Ltd.[1,2]	1,750,000	19,358
True Corp. PCL[1,2]	54,000,000	12,033
Time Warner Telecom Inc., Class A2	500,000	10,050
Telemig Celular Participações SA, preferred nominative	1,637,350,915	4,137
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	4,027
Unwired Group Ltd.[1,2]	6,072,334	1,236
		50,841

MISCELLANEOUS — 4.87%
Other common stocks in initial period of acquisition		196,722

Total common stocks (cost: $2,525,642,000)		3,773,307

Rights & warrants — 0.06%

MATERIALS — 0.04%
Rusoro Mining Ltd., warrants, expire 2011[1,2]	833,334	442
Rusoro Mining Ltd., warrants, expire 2012[1,2,4]	755,882	208
Kenmare Resources PLC, warrants, expire 2009[2]	525,000	487
Hard Creek Nickel Corp., warrants, expire 2008[1,2,4]	998,550	365
		1,502

ENERGY — 0.02%
Bordeaux Energy Inc., warrants, expire 2008[2,4]	3,780,000	784
Mart Resources, Inc., warrants, expire 2008[1,2,4]	1,937,812	153
		937

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		57

Total rights & warrants (cost: $1,358,000)		2,496

Convertible securities — 0.17%

INFORMATION TECHNOLOGY — 0.17%
HowStuffWorks Inc., Series B, convertible preferred[1,2,4]	90,000	6,959
Socratic Technologies, Inc., Series A, convertible preferred[1,2,4]	125,000	—

Total convertible securities (cost: $7,584,000)		6,959

	Principal amount
Short-term securities — 6.33%	(000)

CBA (Delaware) Finance Inc. 5.265% due 7/23/2007	$41,500	41,360
Liberty Street Funding Corp. 5.25% due 8/22/2007[4]	33,500	33,241
Federal Home Loan Bank 5.115%–5.14% due 7/18–7/25/2007	24,800	24,718
Siemens Capital Co. LLC 5.23%–5.25% due 7/17–7/23/2007[4]	19,800	19,739
American Honda Finance Corp. 5.21% due 7/30/2007	19,000	18,918
Bank of Montreal 5.23% due 8/15/2007	17,300	17,190
Three Pillars Funding, LLC 5.37% due 7/2/2007[4]	14,800	14,793
Fannie Mae 5.115%-5.145% due 7/20-8/8/2007	14,700	14,653
Amsterdam Funding Corp. 5.27% due 7/11/2007[4]	14,600	14,577
Freddie Mac 5.125% due 7/9/2007	13,600	13,583
BASF AG 5.24% due 7/3/2007[4]	12,500	12,495
Barton Capital Corp. 5.26% due 7/31/2007[4]	10,000	9,955
Dexia Delaware LLC 5.245% due 8/8/2007	8,500	8,454
ING (U.S.) Funding LLC 5.23% due 7/13/2007	8,300	8,285
Federal Farm Credit Banks 5.12% due 7/17/2007	2,100	2,095
Stadshypotek Delaware Inc. 5.24% due 7/3/2007[4]	1,600	1,599

Total short-term securities (cost: $255,639,000)		255,655

Total investment securities (cost: $2,790,223,000)		4,038,417
Other assets less liabilities		557

Net assets		$4,038,974

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,236,566,000.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $193,058,000, which represented 4.78% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Growth Fund
Investment portfolio

June 30, 2007                                             unaudited

		Market value
Common stocks — 88.10%	Shares	(000)

INFORMATION TECHNOLOGY — 16.34%
Google Inc., Class A1	1,881,400	$ 984,687
Microsoft Corp.	22,275,000	656,444
Nokia Corp.[2]	6,015,000	169,103
Nokia Corp. (ADR)	6,008,000	168,885
Cisco Systems, Inc.[1]	11,553,000	321,751
Oracle Corp.[1]	14,927,800	294,227
NAVTEQ Corp.[1,3]	5,730,000	242,608
Red Hat, Inc.[1]	9,485,000	211,326
Fidelity National Information Services, Inc.	3,800,000	206,264
Yahoo! Inc.[1]	6,750,000	183,127
Samsung Electronics Co., Ltd.[2]	280,000	171,106
International Business Machines Corp.	1,600,000	168,400
Maxim Integrated Products, Inc.	4,805,000	160,535
Advanced Micro Devices, Inc.[1]	11,200,000	160,160
Linear Technology Corp.	2,895,000	104,741
Altera Corp.	3,750,000	82,988
Xilinx, Inc.	2,600,000	69,602
CDW Corp.[1]	765,000	65,002
Kyocera Corp.[2]	500,000	53,291
Mediatek Incorporation[2]	3,261,500	50,992
EMC Corp.[1]	2,500,000	45,250
Iron Mountain Inc.[1]	1,650,000	43,115
Dell Inc.[1]	1,500,000	42,825
Hon Hai Precision Industry Co., Ltd.[2]	4,702,962	40,781
Texas Instruments Inc.	1,080,000	40,640
Motorola, Inc.	2,291,400	40,558
KLA-Tencor Corp.	555,000	30,497
DataPath, Inc.[1,3,4]	2,819,968	26,790
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,383,128	15,394
		4,851,089

CONSUMER DISCRETIONARY — 13.64%
Lowe’s Companies, Inc.	16,526,000	507,183
Target Corp.	7,410,000	471,276
Johnson Controls, Inc.	3,649,700	422,526
Kohl’s Corp.[1]	5,540,000	393,506
Best Buy Co., Inc.	7,320,000	341,624
MGM Mirage, Inc.[1]	2,130,600	175,732
Chipotle Mexican Grill, Inc., Class B1,3	1,195,200	93,979
Chipotle Mexican Grill, Inc., Class A1,3	920,000	78,458
Garmin Ltd.	2,000,000	147,940
Time Warner Inc.	7,000,000	147,280
Penn National Gaming, Inc.[1]	2,100,000	126,189
Shaw Communications Inc., Class B, nonvoting	3,000,000	126,120
Starbucks Corp.[1]	4,662,300	122,339
Williams-Sonoma, Inc.	3,460,000	109,267
Apollo Group, Inc., Class A1	1,795,000	104,882
Carnival Corp., units	2,000,000	97,540
International Game Technology	2,118,500	84,104
Fortune Brands Inc.	1,000,000	82,370
Harrah’s Entertainment, Inc.	839,000	71,533
Magna International Inc., Class A	725,000	65,968
Harman International Industries, Inc.	465,700	54,393
Toyota Motor Corp.[2]	765,000	48,215
Getty Images, Inc.[1]	1,000,000	47,810
Royal Caribbean Cruises Ltd.	1,000,000	42,980
Shangri-La Asia Ltd.[2]	12,678,000	30,649
Limited Brands, Inc.	1,087,457	29,850
Liberty Media Holding Corp., Liberty Interactive, Series A1	1,183,114	26,419
		4,050,132

ENERGY — 13.39%
Schlumberger Ltd.	5,784,600	491,344
Canadian Natural Resources, Ltd.	5,625,700	375,259
Suncor Energy Inc.	3,933,780	355,749
Devon Energy Corp.	3,409,072	266,896
Transocean Inc.[1]	2,151,400	228,005
Apache Corp.	2,000,000	163,180
EOG Resources, Inc.	2,215,000	161,828
Murphy Oil Corp.	2,698,800	160,417
Petro-Canada	2,660,300	142,279
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,065,000	129,153
Peabody Energy Corp.	2,653,000	128,352
Core Laboratories NV1	1,197,700	121,794
Imperial Oil Ltd.	2,497,200	116,705
OPTI Canada Inc.[1]	4,855,000	103,954
ConocoPhillips	1,298,520	101,934
Cameco Corp.	1,947,500	98,816
Quicksilver Resources Inc.[1]	1,974,150	88,008
Newfield Exploration Co.[1]	1,917,200	87,328
Baker Hughes Inc.	1,000,000	84,130
Arch Coal, Inc.	2,000,000	69,600
Anadarko Petroleum Corp.	1,250,000	64,988
Rosetta Resources Inc.[1,3,4]	2,980,000	64,189
Bill Barrett Corp.[1]	1,529,900	56,346
Denbury Resources Inc.[1]	1,400,000	52,500
BG Group PLC[2]	3,050,000	50,029
Exxon Mobil Corp.	550,000	46,134
CNX Gas Corp.[1]	1,500,000	45,900
Southwestern Energy Co.[1]	812,400	36,152
Caltex Australia Ltd.[2]	1,484,030	29,819
Talisman Energy Inc.	1,326,700	25,645
Delta Petroleum Corp.[1]	785,000	15,763
Energy XXI (Bermuda) Ltd.[1,2,4]	2,390,758	14,105
		3,976,301

HEALTH CARE — 8.48%
Roche Holding AG2	2,465,000	$ 437,275
Gilead Sciences, Inc.[1]	6,600,000	255,882
Shire PLC (ADR)	2,700,000	200,151
Schering-Plough Corp.	5,505,000	167,572
Medtronic, Inc.	3,175,000	164,655
Endo Pharmaceuticals Holdings Inc.[1]	4,500,000	154,035
Henry Schein, Inc.[1]	2,500,000	133,575
Patterson Companies, Inc.[1]	3,500,000	130,445
UnitedHealth Group Inc.	2,495,000	127,594
Stryker Corp.	1,990,000	125,549
Cardinal Health, Inc.	1,200,000	84,768
Amgen Inc.[1]	1,500,000	82,935
Zimmer Holdings, Inc.[1]	767,600	65,162
Eli Lilly and Co.	970,000	54,204
Boston Scientific Corp.[1]	3,353,700	51,446
WellPoint, Inc.[1]	625,611	49,942
Forest Laboratories, Inc.[1]	1,000,000	45,650
AstraZeneca PLC (Sweden)[2]	850,000	45,357
McKesson Corp.	665,000	39,661
Beckman Coulter, Inc.	555,000	35,897
Aveta, Inc.[1,4]	3,918,000	31,344
Allergan, Inc.	320,000	18,445
Abraxis BioScience, Inc.[1]	667,900	14,847
		2,516,391

FINANCIALS — 7.21%
Fannie Mae	6,440,000	420,725
American International Group, Inc.	4,100,000	287,123
Freddie Mac	4,572,700	277,563
Citigroup Inc.	3,500,000	179,515
Mellon Financial Corp.	3,520,700	154,911
Marsh & McLennan Companies, Inc.	4,963,200	153,264
Wells Fargo & Co.	3,225,000	113,423
Zions Bancorporation	1,440,000	110,750
Banco Bradesco SA, preferred nominative (ADR)	3,754,534	90,522
Berkshire Hathaway Inc., Class A1	826	90,426
East West Bancorp, Inc.	2,200,000	85,536
AMP Ltd.[2]	6,880,000	59,103
SunTrust Banks, Inc.	500,000	42,870
Commerce Bancorp, Inc.	1,100,000	40,689
AFLAC Inc.	650,000	33,410
		2,139,830

INDUSTRIALS — 6.96%
Boeing Co.	3,465,000	333,194
General Electric Co.	7,370,000	282,124
KBR, Inc.[1]	5,397,130	141,567
Panalpina Welttransport (Holding)[2]	650,000	137,585
Lockheed Martin Corp.	1,150,000	108,250
General Dynamics Corp.	1,300,000	101,686
Mitsubishi Heavy Industries, Ltd.[2]	15,819,000	101,216
Northrop Grumman Corp.	1,150,000	89,551
Tyco International Ltd.	2,596,500	87,736
UAL Corp.[1]	2,000,000	81,180
Illinois Tool Works Inc.	1,449,200	78,532
Kingspan Group PLC[2]	2,800,000	78,302
Robert Half International Inc.	1,627,895	59,418
Allied Waste Industries, Inc.[1]	4,100,000	55,186
MSC Industrial Direct Co., Inc., Class A	1,000,000	55,000
Caterpillar Inc.	600,000	46,980
Southwest Airlines Co.	3,074,600	45,842
Actuant Corp., Class A	650,000	40,989
Grafton Group PLC, units[1,2]	2,800,000	39,948
United Parcel Service, Inc., Class B	500,000	36,500
AMR Corp.[1]	1,084,257	28,570
ChoicePoint Inc.[1]	585,000	24,833
Raytheon Co.	246,000	13,257
		2,067,446

MATERIALS — 6.88%
Newmont Mining Corp.	9,305,000	363,453
Potash Corp. of Saskatchewan Inc.	4,500,000	350,865
Barrick Gold Corp.	10,500,000	305,235
Freeport-McMoRan Copper & Gold Inc.	2,704,500	223,987
Gold Fields Ltd.[2]	10,000,000	155,310
K+S AG2	735,000	112,450
Rio Tinto PLC[2]	1,464,233	111,764
E.I. du Pont de Nemours and Co.	2,000,000	101,680
CRH PLC[2]	1,747,307	86,231
Sealed Air Corp.	2,307,297	71,572
Minerals Technologies Inc.[3]	1,000,000	66,950
Newcrest Mining Ltd.[2]	2,746,666	53,063
Georgia Gulf Corp.[3]	2,224,000	40,277
		2,042,837

CONSUMER STAPLES — 6.23%
Altria Group, Inc.	9,895,000	694,035
Coca-Cola Co.	4,795,000	250,826
Bunge Ltd.	2,568,600	217,047
Walgreen Co.	4,095,000	178,296
PepsiCo, Inc.	2,145,000	139,103
Seven & I Holdings Co., Ltd.[2]	3,942,000	112,446
Constellation Brands, Inc., Class A1	2,624,000	63,711
Wm. Wrigley Jr. Co.	1,027,500	56,831
Diageo PLC[2]	2,650,000	55,001
Procter & Gamble Co.	855,000	52,318
Avon Products, Inc.	775,000	28,481
		1,848,095

TELECOMMUNICATION SERVICES — 3.09%
Sprint Nextel Corp., Series 1	23,050,000	477,366
Qwest Communications International Inc.[1]	35,000,000	339,500
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	68,485
KDDI Corp.[2]	4,490	33,252
		918,603

UTILITIES — 1.06%
Reliant Energy, Inc.[1]	9,240,000	249,018
KGen Power Corp.[1,3,4]	3,166,128	66,489
		315,507

MISCELLANEOUS — 4.82%
Other common stocks in initial period of acquisition		1,432,389

Total common stocks (cost: $19,415,577,000)		26,158,620

		unaudited

	Principal amount	Market value
Short-term securities — 10.89%	(000)	(000)

Federal Home Loan Bank 5.09%–5.14% due 7/18–10/9/2007	$362,457	$ 359,553
Procter & Gamble International Funding S.C.A. 5.20%–5.24% due 7/19–9/21/2007[4]	264,530	262,397
Hewlett-Packard Co. 5.26% due 7/11–7/23/2007[4]	225,700	225,124
Clipper Receivables Co., LLC 5.25%–5.255% due 7/12–8/14/2007[4]	200,000	198,971
Jupiter Securitization Co., LLC 5.24%–5.28% due 7/20–8/31/2007[4]	174,928	173,828
Park Avenue Receivables Co., LLC 5.31% due 7/26/2007[4]	25,000	24,900
Freddie Mac 5.115%–5.145% due 9/10–10/19/2007	199,825	197,696
Johnson & Johnson 5.18%–5.20% due 7/24–9/20/2007[4]	170,500	169,087
IBM Corp. 5.21%–5.23% due 7/25–8/22/2007[4]	139,800	138,943
IBM Capital Inc. 5.22% due 9/18/2007[4]	26,000	25,703
CAFCO, LLC 5.25%–5.275% due 8/1–8/16/07[4]	147,200	146,408
Ciesco LLC 5.25% due 8/3/2007[4]	15,700	15,625
Ranger Funding Co. LLC 5.25%–5.27% due 8/28–9/13/2007[4]	100,000	99,016
Bank of America Corp. 5.235% due 7/27–8/2/2007	51,700	51,496
Coca-Cola Co. 5.20%–5.22% due 7/20–9/14/2007[4]	125,500	124,527
Atlantic Industries 5.24% due 7/27/2007[4]	25,000	24,902
FCAR Owner Trust I 5.29% due 7/16–8/15/2007	150,000	149,206
Fannie Mae 5.145%–5.15% due 9/19–9/26/2007	149,000	147,265
AT&T Inc. 5.24%–5.25% due 7/26–8/29/2007[4]	114,000	113,324
Abbott Laboratories 5.215%–5.23% due 7/2–7/9/2007[4]	111,800	111,696
Edison Asset Securitization LLC 5.25% due 8/23–8/27/2007[4]	100,000	99,186
Wal-Mart Stores Inc. 5.18%–5.22% due 8/7–9/25/2007[4]	75,600	75,062
International Lease Finance Corp. 5.235% due 7/31/2007	50,000	49,774
Variable Funding Capital Corp. 5.255% due 8/8/2007[4]	50,000	49,715
Triple-A One Funding Corp. 5.27% due 7/13/2007[4]	49,000	48,907
E.I. duPont de Nemours and Co. 5.21% due 8/13/2007[4]	39,000	38,751
Prudential Funding, LLC 5.23% due 8/10/2007	34,200	33,997
NetJets Inc. 5.24% due 9/11/2007[4]	30,000	29,690
3M Co. 5.23% due 7/10/2007	17,800	17,774
Hershey Co. 5.20% due 8/21/2007[4]	14,200	14,093
CIT Group, Inc. 5.28% due 7/30/2007[4]	13,500	13,441
Merck & Co. Inc. 5.20% due 8/30/2007	3,700	3,668
PepsiCo Inc. 5.20% due 7/19/2007[4]	600	598

Total short-term securities (cost: $3,233,912,000)		3,234,323

Total investment securities (cost: $22,649,489,000)		29,392,943
Other assets less liabilities		300,367

Net assets		$29,693,310

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,417,837,000.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,426,811,000, which represented 8.17% of the net assets of the fund.

ADR = American Depositary Receipts

International Fund
Investment portfolio

June 30, 2007		unaudited

		Market value
Common stocks — 98.04%	Shares	(000)

FINANCIALS — 21.91%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	2,008,000	$ 226,643
Kookmin Bank[1]	1,613,500	141,383
BNP Paribas[1]	1,166,090	138,925
Banco Santander Central Hispano, SA1	7,075,731	130,180
Sumitomo Mitsui Financial Group, Inc.[1]	13,650	127,149
OTP Bank PLC[1]	2,035,000	117,438
Erste Bank der oesterreichischen Sparkassen AG1	1,476,647	115,283
Banco Bilbao Vizcaya Argentaria, SA1	4,444,000	108,612
Credit Suisse Group[1]	1,440,000	102,131
AXA SA1	2,281,611	97,909
Mizuho Financial Group, Inc.[1]	13,083	90,295
Sun Hung Kai Properties Ltd.[1]	6,758,000	81,352
JSC Kazkommertsbank (GDR)[1,2]	3,143,100	68,853
JSC Kazkommertsbank (GDR)[1,2,3]	326,000	7,141
ING Groep NV1	1,306,534	57,536
ORIX Corp.[1]	215,000	56,448
UniCredito Italiano SpA[1]	6,305,000	56,162
ICICI Bank Ltd.[1]	2,303,900	54,210
Société Générale[1]	279,750	51,696
Macquarie Bank Ltd.[1]	706,898	50,982
Sumitomo Realty & Development Co., Ltd.[1]	1,493,000	48,488
Hana Financial Holdings[1]	986,092	47,941
Hypo Real Estate Holding AG1	661,900	42,876
Shinhan Financial Group Co., Ltd.[1]	634,670	38,475
Bangkok Bank PCL[1]	10,750,000	37,969
UBS AG1	570,000	34,074
Commerzbank U.S. Finance, Inc.[1]	600,000	28,760
HSBC Holdings PLC (United Kingdom)[1]	767,460	14,051
HSBC Holdings PLC (Hong Kong)[1]	650,000	11,860
AMP Ltd.[1]	2,535,589	21,782
Swire Pacific Ltd., Class A1	1,862,500	20,774
Mitsubishi UFJ Financial Group, Inc.[1]	1,610	17,736
DnB NOR ASA[1]	1,217,800	15,628
Admiral Group PLC[1]	787,000	13,953
Siam Commercial Bank PCL[1]	3,011,000	6,364
		2,281,059

HEALTH CARE — 12.48%
Roche Holding AG1	2,151,419	381,648
Novo Nordisk A/S, Class B1	2,492,100	271,484
Merck KGaA[1]	862,655	118,665
Novartis AG1	1,850,000	104,133
Richter Gedeon NYRT[1]	307,000	61,589
UCB SA1	926,495	54,783
Zentiva NV1,2	777,000	52,808
EGIS NYRT[1]	389,200	48,420
Teva Pharmaceutical Industries Ltd. (ADR)	1,150,000	47,438
Chugai Pharmaceutical Co., Ltd.[1]	2,547,800	45,762
Smith & Nephew PLC[1]	2,393,000	29,588
Straumann Holding AG1	90,950	25,578
OJSC Pharmstandard (GDR)[1,2]	1,106,500	18,567
OJSC Pharmstandard[1,2,3]	307,300	5,156
Nobel Biocare Holding AG1	45,000	14,694
Shionogi & Co., Ltd.[1]	757,000	12,329
AstraZeneca PLC (Sweden)[1]	70,100	3,741
Alcon, Inc.	17,287	2,332
		1,298,715

TELECOMMUNICATION SERVICES — 10.82%
América Móvil, SAB de CV, Series L (ADR)[2]	3,777,500	233,941
Koninklijke KPN NV1	13,540,400	224,600
MTN Group Ltd.[1]	10,162,800	138,819
Singapore Telecommunications Ltd.[1]	45,300,330	100,586
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	83,725,000	90,445
Telenor ASA[1]	3,950,000	77,127
Telekom Malaysia Bhd.[1]	21,665,000	64,634
Philippine Long Distance Telephone Co.[1]	741,000	42,454
Philippine Long Distance Telephone Co. (ADR)	340,000	19,448
Total Access Communication PCL[1,2]	25,500,000	32,877
Turkcell Iletisim Hizmetleri AS1	4,890,000	32,803
Vodafone Group PLC[1]	6,011,250	20,210
Telefónica, SA1	785,000	17,450
KDDI Corp.[1]	2,130	15,775
Telekom Austria AG1	583,453	14,561
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		1,125,730

INFORMATION TECHNOLOGY — 9.52%
Samsung Electronics Co., Ltd.[1]	338,464	206,833
Hon Hai Precision Industry Co., Ltd.[1]	15,902,388	137,893
Murata Manufacturing Co., Ltd.[1]	1,285,000	96,489
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	27,444,695	59,416
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,888,714	21,021
Nokia Corp.[1]	2,500,000	70,284
AU Optronics Corp.[1]	36,700,840	63,057
Rohm Co., Ltd.[1]	592,100	52,519
Mediatek Incorporation[1]	3,291,200	51,457
Hoya Corp.[1]	1,533,600	50,735
Hirose Electric Co., Ltd.[1]	371,300	48,746
Chi Mei Optoelectronics Corp.[1]	37,426,398	44,569
Catcher Technology Co., Ltd.[1]	3,406,000	31,982
Foxconn Technology Co., Ltd.[1]	1,773,000	21,313
Toshiba Corp.[1]	2,280,000	19,834
Chartered Semiconductor Manufacturing Ltd[1,2]	10,872,000	9,602
LG.Philips LCD Co., Ltd.[1,2]	120,000	5,393
		991,143

MATERIALS — 9.38%
Bayer AG1	6,138,023	$465,017
Nitto Denko Corp.[1]	3,092,600	155,576
Linde AG1	981,856	118,456
Barrick Gold Corp.	1,593,483	46,524
BlueScope Steel Ltd.[1]	4,613,476	40,407
Yamana Gold Inc.	3,190,000	35,565
Siam Cement PCL[1]	4,020,000	31,199
L’Air Liquide[1]	231,428	30,371
Kuraray Co., Ltd.[1]	2,538,000	29,748
JSR Corp.[1]	485,600	11,690
CRH PLC[1]	149,397	7,373
Gold Fields Ltd.[1]	317,100	4,925
		976,851

CONSUMER DISCRETIONARY — 6.75%
Vivendi SA1	2,008,400	86,361
Continental AG1	605,000	85,344
Lotte Shopping Co.[1]	199,500	77,730
Renault SA1	452,000	72,469
Carnival PLC[1]	1,322,500	62,922
Sony Corp.[1]	1,225,000	62,919
Techtronic Industries Co. Ltd.[1]	35,190,000	46,998
William Hill PLC[1]	3,802,965	46,555
Kingfisher PLC[1]	9,530,000	43,052
Land & Houses PCL[1]	135,000,000	29,237
JCDecaux SA1	835,000	26,495
Honda Motor Co., Ltd.[1]	691,000	25,169
OPAP (Greek Organization of Football Prognostics) SA1	429,330	15,176
SET India Ltd.[1,2,3]	82,217	8,303
Mediaset SpA[1]	652,400	6,729
Kesa Electricals PLC[1]	973,300	6,090
Industria de Diseno Textil, SA1	17,787	1,049
		702,598

CONSUMER STAPLES — 6.58%
Nestlé SA1	580,155	220,345
L’Oréal SA1	1,117,000	132,024
METRO AG1	1,368,000	113,699
Shinsegae Co., Ltd.[1]	86,000	55,945
SABMiller PLC[1]	1,626,234	41,095
Diageo PLC[1]	1,200,000	24,906
Wal-Mart de México, SAB de CV, Series V	6,180,240	23,458
Seven & I Holdings Co., Ltd.[1]	810,000	23,105
Groupe Danone SA1	284,800	22,987
Tesco PLC[1]	2,263,260	18,930
Koninklijke Ahold NV1,2	635,000	7,967
		684,461

ENERGY — 6.45%
Reliance Industries Ltd.[1]	3,147,000	131,765
Royal Dutch Shell PLC, Class B1	2,460,219	102,649
Royal Dutch Shell PLC, Class A1	522,000	21,330
Oil & Natural Gas Corp. Ltd.[1]	4,640,000	103,625
OAO Gazprom (ADR)[1]	1,955,000	81,005
Canadian Natural Resources, Ltd.	1,000,000	66,704
Petro-Canada	800,000	42,786
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	255,000	30,924
Thai Oil PCL[1]	13,200,000	26,945
PetroChina Co. Ltd., Class H1	16,300,000	24,203
ENI SpA[1]	550,000	19,937
Norsk Hydro ASA[1]	500,000	19,223
		671,096

INDUSTRIALS — 5.15%
Samsung Engineering Co., Ltd.[1]	1,884,000	198,941
Siemens AG1	771,000	110,926
Ryanair Holdings PLC (ADR)[2]	2,657,200	100,309
Toll Holdings Ltd.[1]	3,698,065	45,198
Fraport AG1	485,000	34,560
Brisa Auto-Estradas de Portugal SA1	1,400,000	18,826
Far Eastern Textile Ltd.[1]	10,722,960	11,020
Macquarie Infrastructure Group[1]	2,676,000	8,146
Mitsui & Co., Ltd.[1]	404,000	8,013
		535,939

UTILITIES — 4.56%
E.ON AG1	1,233,000	207,188
Veolia Environnement[1]	2,260,004	176,644
RWE AG1	654,000	69,835
Hong Kong and China Gas Co. Ltd.[1]	10,164,000	21,476
		475,143

MISCELLANEOUS — 4.44%
Other common stocks in initial period of acquisition		462,058

Total common stocks (cost: $7,556,933,000)		10,204,793

	Principal amount
Short-term securities — 2.72%	(000)

Toyota Motor Credit Corp. 5.22% due 8/31/2007	$30,000	29,738
Allied Irish Banks N.A. Inc. 5.23% due 7/2/2007[3]	23,300	23,293
BNP Paribas Finance Inc. 5.215% due 8/6/2007	22,300	22,182
BASF AG 5.235% due 8/21/2007[3]	20,200	20,050
Danske Corp. 5.23% due 9/5/2007[3]	20,000	19,811
Clipper Receivables Co., LLC 5.36% due 7/2/2007[3]	19,500	19,491
Swedbank Mortgage AB 5.25% due 8/22/2007[4]	18,523	18,386
Stadshypotek Delaware Inc. 5.24% due 7/3/2007[3]	15,800	15,793
AT&T Inc. 5.24% due 7/31/2007[3]	15,000	14,932
Amsterdam Funding Corp. 5.26% due 7/12/2007[3]	13,100	13,077
AstraZeneca PLC 5.26% due 10/17/2007	13,000	12,798
ING (U.S.) Funding LLC 5.23% due 7/13/2007	12,500	12,477
Société Générale North America, Inc. 5.235% due 9/5/2007	11,300	11,193
Nestlé Capital Corp. 5.20% 8/10/2007[3]	11,100	11,037
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 8/15/2007	10,000	9,936
Sheffield Receivables Corp. 5.265% due 7/9/2007[3]	9,500	9,487
Freddie Mac 5.12% due 8/6/2007	7,300	7,263
Electricité de France 5.20% due 8/31/2007	7,000	6,939
Liberty Street Funding Corp. 5.24% due 8/8/2007[3]	5,000	4,973

Total short-term securities (cost: $282,811,000)		282,856

Total investment securities (cost: $7,839,744,000)		$10,487,649
Other assets less liabilities		(78,525)

Net assets		$10,409,124

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $9,307,700,000.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $172,544,000, which represented 1.66% of the net assets of the fund.

[4]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

New World Fund
Investment portfolio

June 30, 2007		unaudited

		Market value
Common stocks — 87.62%	Shares	(000)

FINANCIALS — 16.85%
Housing Development Finance Corp. Ltd.[1]	375,100	$ 18,823
Bank Muscat (SAOG) (GDR)[1]	1,279,637	18,188
PT Bank Rakyat Indonesia (Persero) Tbk[1]	28,261,150	17,973
Banco Santander Central Hispano, SA1	910,282	16,748
Erste Bank der oesterreichischen Sparkassen AG1	186,024	14,523
JSC Halyk Bank of Kazakhstan (GDR)[1]	354,979	7,816
JSC Halyk Bank of Kazakhstan (GDR)[1,2]	169,100	3,723
Unibanco-União de Bancos Brasileiros SA, units (GDR)	102,000	11,513
EFG International[1]	240,000	11,056
Türkiye Is Bankasi AS, Class C1	2,293,000	10,741
Piraeus Bank SA1	276,250	10,109
National Bank of Greece SA1	170,000	9,739
Banco Itaú Holding Financeira SA, preferred nominative	208,800	9,315
JSC Kazkommertsbank (GDR)[1,3]	422,663	9,259
Brascan Residential Properties SA, ordinary nominative	1,155,300	9,140
Grupo Financiero Banorte, SAB de CV, Series O	1,800,000	8,266
ICICI Bank Ltd.[1]	302,174	7,110
ICICI Bank Ltd. (ADR)	11,000	541
Kotak Mahindra Bank Ltd.[1]	459,943	7,625
Itaúsa — Investimentos Itaú SA, preferred nominative	1,092,735	6,864
Allied Irish Banks, PLC[1]	250,000	6,796
Bumiputra-Commerce Holdings Bhd.[1]	1,988,700	6,737
Krung Thai Bank PCL[1]	18,571,200	6,291
National Bank of Pakistan[1]	1,449,000	6,279
FirstRand Ltd.[1]	1,756,500	5,612
Bank Pekao SA1	60,000	5,538
Citigroup Inc.	107,000	5,488
Banco Bilbao Vizcaya Argentaria, SA1	222,800	5,445
JSC Sistema-Hals (GDR)[1,3]	212,404	2,542
JSC Sistema-Hals (GDR)[1,2,3]	138,253	1,655
Bank Hapoalim BM1	830,000	4,060
Orco Property Group SA1	25,200	3,973
Bank of the Philippine Islands[1]	2,213,539	3,275
China Construction Bank Corp., Class H1	3,750,500	2,581
Banco Latinoamericano de Exportaciones, SA, Class E	80,129	1,506
		276,850

CONSUMER STAPLES — 10.76%
Tesco PLC[1]	3,283,418	$ 27,463
IOI Corp. Bhd.[1]	12,635,000	19,025
Fomento Económico Mexicano, SAB de CV (ADR)	321,900	12,657
Nestlé SA1	31,500	11,964
Alliance Global Group, Inc.[1,3]	85,432,000	10,878
Coca-Cola Co.	187,000	9,782
Grupo Nacional de Chocolates SA	935,000	7,825
Avon Products, Inc.	210,200	7,725
Wal-Mart de México, SAB de CV, Series V (ADR)	148,000	5,609
Wal-Mart de México, SAB de CV, Series V	400,000	1,518
Migros Türk TAS[1]	425,669	7,106
SABMiller PLC[1]	238,500	6,027
X5 Retail Group NV (GDR)[1,2,3]	198,800	5,804
Olam International Ltd.[1]	2,780,000	5,601
Poslovni sistem Mercator, dd1	11,274	5,498
Bunge Ltd.	65,000	5,493
PepsiCo, Inc.	84,000	5,447
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	4,200
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	843
Procter & Gamble Co.	73,300	4,485
Groupe Danone SA1	50,000	4,036
Diageo PLC[1]	190,000	3,943
Kimberly-Clark de México, SAB de CV, Class A	480,000	2,086
Scottish & Newcastle PLC[1]	142,000	1,816
		176,831

INDUSTRIALS — 10.60%
Murray & Roberts Holdings Ltd.[1]	2,379,728	21,641
Suzlon Energy Ltd.[1]	525,000	19,371
Wienerberger AG1	194,000	14,307
Orascom Construction Industries Co. (GDR)[1]	98,000	12,954
STX Engine Co., Ltd.[1]	202,810	12,178
Far Eastern Textile Ltd.[1]	11,174,944	11,484
Siemens AG1	67,000	9,640
Enka Insaat ve Sanayi AS1	795,000	9,069
ALL — América Latina Logística, units	600,000	8,217
Container Corp. of India Ltd.[1]	140,000	8,112
ABB Ltd[1]	352,000	7,921
United Technologies Corp.	100,000	7,093
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	105,000	5,062
Bidvest Group Ltd.[1]	225,000	4,595
Asahi Glass Co., Ltd.[1]	272,000	3,663
Daelim Industrial Co., Ltd.[1]	21,484	3,197
Daewoo Engineering & Construction Co., Ltd.[1]	97,400	2,784
Hyundai Engineering & Construction Co., Ltd.[1,3]	38,000	2,768
Italian-Thai Development PCL[1,3]	15,221,100	2,665
Doosan Heavy Industries and Construction Co., Ltd.[1]	27,610	2,646
GS Engineering & Construction Corp.[1]	20,700	2,482
Intertek Group PLC[1]	117,000	2,292
		174,141

CONSUMER DISCRETIONARY — 9.54%
Toyota Motor Corp.[1]	331,100	20,868
Grupo Televisa, SAB (ADR)	507,000	13,998
Central European Media Enterprises Ltd., Class A3	136,600	13,330
Kuoni Reisen Holding AG, Class B1	21,451	12,878
GOME Electrical Appliances Holding Ltd.[1]	8,391,000	12,858
Resorts World Bhd.[1]	11,780,000	11,804
Truworths International Ltd.[1]	1,782,000	9,233
Honda Motor Co., Ltd.[1]	250,000	9,106
Swatch Group Ltd[1]	80,000	4,525
Swatch Group Ltd, non-registered shares[1]	10,450	2,968
LG Electronics Inc.[1]	88,000	7,257
Yue Yuen Industrial (Holdings) Ltd.[1]	2,160,000	6,701
Naspers Ltd., Class N1	254,700	6,570
Nitori Co., Ltd.[1]	115,700	5,765
Makita Corp.[1]	110,000	4,917
TVN SA1	500,000	4,051
Maruti Udyog Ltd.[1]	200,000	3,669
Li & Fung Ltd.[1]	886,600	3,201
Las Vegas Sands Corp.[3]	40,000	3,056
		156,755

TELECOMMUNICATION SERVICES — 8.28%
Vodafone Group PLC[1]	6,265,000	21,064
América Móvil, SAB de CV, Series L (ADR)	310,000	19,198
Cellcom Israel Ltd.	724,714	19,183
Telekomunikacja Polska SA1	2,030,000	17,739
Partner Communications Co. Ltd.[1]	721,500	11,618
Partner Communications Co. Ltd. (ADR)	10,000	161
Brasil Telecom Participações SA, preferred nominative (ADR)	170,000	10,278
China Unicom Ltd.[1]	5,038,000	8,676
Telemig Celular Participações SA, preferred nominative (ADR)	152,900	7,697
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	5,877
TIM Participações SA, ordinary nominative	825,000,000	4,601
Pakistan Telecommunication Co. Ltd.[1]	3,900,000	3,678
Telefónica, SA1	161,000	3,579
Telekom Austria AG1	110,000	2,745
		136,094

ENERGY — 7.64%
Oil & Natural Gas Corp. Ltd.[1]	818,453	18,279
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	103,800	12,588
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	53,000	5,654
Saipem SpA, Class S1	466,000	15,922
OAO Gazprom (ADR)[1]	315,000	13,052
Oil and Gas Development Co. Ltd.[1]	4,530,000	8,976
Royal Dutch Shell PLC, Class B1	177,500	7,406
TOTAL SA1	60,000	4,871
TOTAL SA (ADR)	17,500	1,417
MOL Magyar Olaj- és Gázipari Nyilvánosan Mûködõ Részvénytársaság, Class A1	40,841	6,165
Sterling Energy PLC[1,3]	19,010,000	6,156
OAO TMK (GDR)[1,2]	142,826	5,199
Reliance Industries Ltd.[1]	110,000	4,606
Noble Energy, Inc.	70,000	4,367
Nexen Inc.	127,172	3,955
Cameco Corp.	75,000	3,817
PTT Exploration and Production PCL[1]	1,000,000	3,127
		125,557

INFORMATION TECHNOLOGY — 7.42%
Nokia Corp.[1]	578,600	$ 16,267
Nokia Corp. (ADR)	572,900	16,104
Hon Hai Precision Industry Co., Ltd.[1]	1,937,708	16,802
Samsung Electronics Co., Ltd.[1]	23,100	14,116
Acer Inc.[1]	5,064,000	10,362
Kingboard Chemical Holdings Ltd.[1]	1,859,000	8,544
Hoya Corp.[1]	234,400	7,755
Mediatek Incorporation[1]	479,785	7,501
Euronet Worldwide, Inc.[2,3]	250,000	7,290
Venture Corp. Ltd.[1]	440,000	4,519
Net 1 UEPS Technologies, Inc.[3]	166,600	4,023
MoneyGram International, Inc.	135,000	3,773
Cisco Systems, Inc.[3]	100,000	2,785
NetEase.com, Inc. (ADR)[3]	120,000	2,042
		121,883

MATERIALS — 6.00%
Votorantim Celulose e Papel SA, preferred nominative (ADR)	820,000	18,671
Taiwan Cement Corp.[1]	10,156,215	11,843
Harmony Gold Mining Co. Ltd.[1,3]	640,000	9,175
ACC Ltd.[1]	395,000	9,104
Freeport-McMoRan Copper & Gold Inc.	97,500	8,075
Israel Chemicals Ltd.[1]	715,000	5,680
Aracruz Celulose SA, Class B, preferred nominative (ADR)	78,000	5,167
Cia. Vale do Rio Doce, Class A, preferred nominative	126,000	4,738
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[3]	118,809	4,384
Ivanhoe Mines Ltd.[3]	303,100	4,313
BHP Billiton PLC[1]	142,664	3,953
Sealed Air Corp.	122,336	3,795
Holcim Ltd.[1]	31,500	3,408
Siam Cement PCL[1]	330,000	2,561
AngloGold Ashanti Ltd.[1]	49,500	1,885
Potash Corp. of Saskatchewan Inc.	24,000	1,871
		98,623

HEALTH CARE — 3.40%
Krka, dd, Novo mesto[1]	16,864	22,652
Novo Nordisk A/S, Class B1	175,160	19,082
Zentiva NV1,3	119,000	8,088
Teva Pharmaceutical Industries Ltd. (ADR)	110,000	4,537
Richter Gedeon NYRT[1]	7,400	1,484
		55,843

UTILITIES — 2.24%
NTPC Ltd.[1]	3,557,000	13,400
AES Corp.[3]	400,000	8,752
Veolia Environnement[1]	55,125	4,309
CLP Holdings Ltd.[1]	637,000	4,281
Cheung Kong Infrastructure Holdings Ltd.[1]	1,066,000	3,935
Reliance Energy Ltd.[1]	137,500	2,078
		36,755

MISCELLANEOUS — 4.89%
Other common stocks in initial period of acquisition		80,262

Total common stocks (cost: $962,798,000)		1,439,594

		unaudited

	Principal amount	Market value
Bonds & notes — 7.16%	(000)	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 6.70%
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	$ 2,436
Brazilian Treasury Bill 6.00% 2010[4]	BRL 6,496	3,273
Brazilian Treasury Bill 9.418% 2011[4]	841	426
Brazil (Federal Republic of) 10.00% 2014	9,100	4,566
Brazilian Treasury Bill 6.00% 2015[4]	659	332
Brazil (Federal Republic of) Global 12.50% 2016	1,500	948
Brazil (Federal Republic of) 10.00% 2017	14,000	6,936
Brazil (Federal Republic of) Global 8.00% 2018[5]	$2,434	2,681
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,217
Brazil (Federal Republic of) Global 8.875% 2024	100	125
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,013
Brazil (Federal Republic of) Global 11.00% 2040	2,375	3,118
Brazilian Treasury Bill 6.00% 2045[4]	BRL3,297	1,697
United Mexican States Government Global 6.055% 2009[6]	$1,250	1,258
United Mexican States Government Global 10.375% 2009	397	427
United Mexican States Government Global 9.875% 2010	4,125	4,564
United Mexican States Government Global 6.375% 2013	3,875	4,016
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	724
United Mexican States Government, Series MI10, 9.50% 2014	25,500	2,605
United Mexican States Government, Series M10, 8.00% 2015	5,000	472
Argentina (Republic of) 4.106% 2012[5,6]	$2,000	1,428
Argentina (Republic of) 2.00% 2014[4,5]	ARS 1,301	361
Argentina (Republic of) 5.83% 2033[4,5,7]	21,903	6,481
Argentina (Republic of) GDP-Linked 2035	43,865	1,732
Argentina (Republic of) 0.63% 2038[4,5]	13,224	1,672
Columbia (Republic of) Global 11.75% 2010	COP6,000,000	3,224
Colombia (Republic of) Global 10.00% 2012	$2,100	2,431
Colombia (Republic of) Global 10.75% 2013	1,360	1,667
Columbia (Republic of) Global 8.25% 2014	400	449
Colombia (Republic of) Global 12.00% 2015	COP2,780,000	1,636
Colombia (Republic of) Global 11.75% 2020	$315	467
Columbia (Republic of) Global 8.125% 2024	500	590
Columbia (Republic of) Global 7.375% 2037	474	527
Turkey (Republic of) Treasury Bill 0% 2008	TRY1,230	785
Turkey (Republic of) 14.00% 2011	6,900	4,885
Turkey (Republic of) 10.00% 2012[4]	3,106	2,437
Turkey (Republic of) 7.00% 2016	$2,000	2,032
Russian Federation 8.25% 2010[5]	4,800	4,993
Russian Federation 8.25% 2010[2,5]	377	392
Russian Federation 7.50% 2030[2,5]	3,389	3,728
Russian Federation 7.50% 2030[5]	746	821
Peru (Republic of) 8.375% 2016	4,453	5,199
Peru (Republic of) 7.35% 2025	500	559
Peru (Republic of) 6.55% 2037	782	788
Philippines (Republic of) 8.375% 2009	1,665	1,732
Philippines (Republic of) 9.875% 2019	1,200	1,521
Philippines (Republic of) 7.75% 2031	2,035	2,254
Panama (Republic of) Global 9.625% 2011	219	246
Panama (Republic of) Global 9.375% 2012	790	909
Panama (Republic of) Global 7.125% 2026	890	952
Panama (Republic of) Global 8.875% 2027	300	379
Panama (Republic of) Global 9.375% 2029	450	599
Panama (Republic of) Global 6.70% 2036[5]	1,824	1,870
Dominican Republic 9.04% 2018	437	501
Dominican Republic 8.625% 2027[2,5]	2,150	2,505
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP3,000	514
Egypt (Arab Republic of) Treasury Bill 0% 2008	6,700	1,130
Egypt (Arab Republic of) 11.625% 2014	2,679	534
Hungarian Government 6.00% 2011	HUF200,000	1,066
Venezuela (Republic of) Global 8.50% 2014	$ 55	56
Venezuela (Republic of) Global 9.25% 2027	170	178
		110,064

ENERGY — 0.16%
Pemex Project Funding Master Trust 8.00% 2011	200	217
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,829
Gaz Capital SA 6.51% 2022[2]	600	594
		2,640

UTILITIES — 0.13%
AES Gener SA 7.50% 2014	400	419
AES Panamá, SA 6.35% 2016[2]	1,100	1,066
Enersis SA 7.375% 2014	650	690
		2,175

MATERIALS — 0.09%
Vale Overseas Ltd. 6.25% 2017	800	797
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	225	238
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	395	423
		1,458

TELECOMMUNICATION SERVICES — 0.05%
Orascom Telecom 7.875% 2014[2]	850	826

INDUSTRIALS — 0.03%
TFM, SA de CV 9.375% 2012	400	430

Total bonds & notes (cost: $107,109,000)		117,593

Short-term securities — 4.30%

Thunder Bay Funding, LLC 5.27% due 8/8/2007[2]	10,000	9,943
AT&T Inc. 5.24% due 7/31/2007[2]	9,800	9,756
Bank of Montreal 5.23% due 8/15/2007	9,300	9,241
ING (U.S.) Funding LLC 5.23% due 7/13/2007	8,300	8,285
Siemens Capital Co. LLC 5.27% due 7/13/2007[2]	8,100	8,085
AstraZeneca PLC 5.25% due 8/14/2007	6,400	6,359
Federal Home Loan Bank 5.115% due 7/18/2007	5,300	5,287
Sheffield Receivables Corp. 5.27% due 7/11/2007[2]	4,700	4,692
American Honda Finance Corp. 5.23% due 8/6/2007[8]	3,800	3,779
Clipper Receivables Co., LLC 5.36% due 7/2/2007[2]	3,000	2,999
Stadshypotek Delaware Inc. 5.24% due 7/3/2007[2]	1,500	1,499
Freddie Mac 5.125% due 7/9/2007	700	699

Total short-term securities (cost: $70,618,000)		70,624

Total investment securities (cost: $1,140,525,000)		1,627,811
Other assets less liabilities		15,221

Net assets		$1,643,032

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,039,507,000.
[2]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $69,756,000, which represented 4.25% of the net assets of the fund.

[3]	Security did not produce income during the last 12 months.
[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Blue Chip Income and Growth Fund
Investment portfolio

June 30, 2007		unaudited

		Market value
Common stocks — 90.72%	Shares	(000)

INFORMATION TECHNOLOGY — 20.72%
Hewlett-Packard Co.	3,375,000	$150,592
Oracle Corp.[1]	7,200,000	141,912
Microsoft Corp.	4,625,000	136,299
Nokia Corp. (ADR)	3,700,000	104,007
International Business Machines Corp.	975,000	102,619
Intel Corp.	3,400,000	80,784
Texas Instruments Inc.	1,600,000	60,208
Cisco Systems, Inc.[1]	1,950,000	54,307
Applied Materials, Inc.	1,800,000	35,766
Dell Inc.[1]	900,000	25,695
Linear Technology Corp.	550,000	19,899
Maxim Integrated Products, Inc.	400,000	13,364
Automatic Data Processing, Inc.	250,000	12,117
Analog Devices, Inc.	70,000	2,635
		940,204

FINANCIALS — 18.44%
Citigroup Inc.	3,225,000	165,410
Fannie Mae	2,430,000	158,752
Bank of America Corp.	2,700,000	132,003
American International Group, Inc.	1,300,000	91,039
JPMorgan Chase & Co.	1,800,000	87,210
Freddie Mac	925,000	56,147
Capital One Financial Corp.	700,000	54,908
Washington Mutual, Inc.	750,000	31,980
HSBC Holdings PLC (ADR)	225,000	20,648
Wachovia Corp.	400,000	20,500
Bank of New York Co., Inc.	440,000	18,234
		836,831

HEALTH CARE — 13.93%
Aetna Inc.	2,500,000	123,500
Eli Lilly and Co.	1,075,000	60,071
Amgen Inc.[1]	1,000,000	55,290
Pfizer Inc	2,125,000	54,336
Bristol-Myers Squibb Co.	1,675,000	52,863
UnitedHealth Group Inc.	1,000,000	51,140
Abbott Laboratories	950,000	50,872
Merck & Co., Inc.	1,000,000	49,800
Cardinal Health, Inc.	700,000	49,448
AstraZeneca PLC (ADR)	875,000	46,795
Schering-Plough Corp.	1,250,000	38,050
		632,165

INDUSTRIALS — 11.87%
General Electric Co.	5,800,000	$222,024
Tyco International Ltd.	2,950,000	99,680
United Parcel Service, Inc., Class B	750,000	54,750
United Technologies Corp.	760,000	53,907
Norfolk Southern Corp.	592,800	31,163
Emerson Electric Co.	500,000	23,400
Waste Management, Inc.	500,000	19,525
Avery Dennison Corp.	225,000	14,958
Southwest Airlines Co.	1,000,000	14,910
Pitney Bowes Inc.	90,000	4,214
		538,531

CONSUMER DISCRETIONARY — 8.63%
Lowe’s Companies, Inc.	3,950,000	121,225
Omnicom Group Inc.	800,000	42,336
Leggett & Platt, Inc.	1,850,000	40,792
Harley-Davidson, Inc.	680,000	40,535
Carnival Corp., units	650,000	31,701
Target Corp.	450,000	28,620
TJX Companies, Inc.	1,000,000	27,500
Royal Caribbean Cruises Ltd.	500,000	21,490
Best Buy Co., Inc.	300,000	14,001
Home Depot, Inc.	300,000	11,805
Mattel, Inc.	450,000	11,381
		391,386

ENERGY — 5.45%
Schlumberger Ltd.	1,440,000	122,314
EOG Resources, Inc.	600,000	43,836
Royal Dutch Shell PLC, Class A (ADR)	500,000	40,600
ConocoPhillips	300,000	23,550
Exxon Mobil Corp.	200,000	16,776
		247,076

CONSUMER STAPLES — 4.66%
Wal-Mart Stores, Inc.	3,025,000	145,533
Walgreen Co.	630,000	27,430
PepsiCo, Inc.	250,000	16,213
Avon Products, Inc.	400,000	14,700
H.J. Heinz Co.	80,000	3,798
Kimberly-Clark Corp.	55,000	3,679
		211,353

TELECOMMUNICATION SERVICES — 4.48%
AT&T Inc.	4,031,250	167,297
Sprint Nextel Corp., Series 1	1,350,000	27,959
Verizon Communications Inc.	200,000	8,234
		203,490

UTILITIES — 0.75%
FPL Group, Inc.	400,000	22,696
Xcel Energy Inc.	250,000	5,118
Duke Energy Corp.	260,000	4,758
FirstEnergy Corp.	25,901	1,677
		34,249

MATERIALS — 0.75%
E.I. du Pont de Nemours and Co.	350,000	17,794
Air Products and Chemicals, Inc.	200,000	16,074
		33,868

MISCELLANEOUS — 1.04%
Other common stocks in initial period of acquisition		47,203

Total common stocks (cost: $3,211,937,000)		4,116,356

	Principal amount
Short-term securities — 9.29%	(000)

Coca-Cola Co. 5.19%–5.22% due 7/10–9/13/2007[2]	$53,500	53,249
Hershey Co. 5.20% due 8/21/2007[2]	25,800	25,606
3M Co. 5.23% due 7/10/2007	25,300	25,263
Procter & Gamble International Funding S.C.A. 5.21% due 9/7/2007[2]	25,500	25,251
Abbott Laboratories 5.215%–5.23% due 7/2–7/9/2007[2]	24,400	24,377
PepsiCo Inc. 5.20% due 7/19/2007[2]	21,600	21,541
Illinois Tool Works Inc. 5.22% due 7/13/2007	21,200	21,160
Johnson & Johnson 5.20% due 8/23/2007[2]	19,200	19,056
Bank of Montreal 5.23% due 8/15/2007	18,800	18,680
IBM Corp. 5.225% due 8/8/2007[2]	17,800	17,699
Triple-A One Funding Corp. 5.26%–5.31% due 7/6–7/23/2007[2]	17,600	17,544
Honeywell International Inc. 5.22% due 7/26–8/6/2007[2]	17,400	17,322
Hewlett-Packard Co. 5.25%–5.26% due 7/11–7/17/2007[2]	16,800	16,763
Three Pillars Funding, LLC 5.26% due 7/9/2007[2]	15,000	14,980
Paccar Financial Corp. 5.21% due 7/16/2007	13,800	13,768
Freddie Mac 5.12%–5.15% due 8/6–8/13/2007	13,700	13,622
CIT Group, Inc. 5.28% due 7/30/2007[2]	13,400	13,341
Merck & Co. Inc. 5.20% due 8/30/2007	12,200	12,095
Federal Home Loan Bank 5.105%–5.13% due 7/20–8/1/2007	11,600	11,554
Wal-Mart Stores Inc. 5.17% due 8/14/2007[2]	9,800	9,737
Variable Funding Capital Corp. 5.25% due 7/18/2007[2]	8,800	8,777
NetJets Inc. 5.20% due 7/2/2007[2]	8,200	8,198
Fannie Mae 5.115% due 7/20/2007	4,300	4,288
International Lease Finance Corp. 5.205% due 7/27/2007	4,000	3,985
JPMorgan Chase & Co. 5.20% due 8/15/2007	3,700	3,676

Total short-term securities (cost: $421,501,000)		421,532

Total investment securities (cost: $3,633,438,000)		4,537,888
Other assets less liabilities		(232)

Net assets		$4,537,656

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $293,441,000, which represented 6.47% of the net assets of the fund.

ADR = American Depositary Receipts

Global Growth and Income Fund
Investment portfolio

June 30, 2007		unaudited

		Market value
Common stocks — 86.41%	Shares	(000)

FINANCIALS — 18.03%
Citigroup Inc.	450,000	$ 23,081
Fifth Third Bancorp	450,000	17,897
AEON Credit Service (Asia) Co. Ltd.[1]	900,000	14,271
Cathay Financial Holding Co., Ltd.[1]	5,937,624	14,234
Urban Corp.[1]	700,000	12,699
National Bank of Greece SA1	185,000	10,599
Wachovia Corp.	200,000	10,250
AXA SA1	213,222	9,150
TISCO Bank PCL[1]	11,055,000	8,800
Banco Santander Central Hispano, SA1	470,000	8,647
JSC Kazkommertsbank (GDR)[1,2]	389,300	8,528
BOC Hong Kong (Holdings) Ltd.[1]	3,510,000	8,315
AFLAC Inc.	143,500	7,376
Fubon Financial Holding Co., Ltd.[1]	8,000,000	7,330
ING Groep NV1	160,000	7,046
Banco Bilbao Vizcaya Argentaria, SA1	273,000	6,672
Berkshire Hathaway Inc., Class B2	1,820	6,561
Commerzbank U.S. Finance, Inc.[1]	132,686	6,360
Westfield Group[1]	370,000	6,248
AEON Mall Co., Ltd.[1]	178,000	5,458
Capitalia[1]	550,000	5,446
Sun Hung Kai Properties Ltd.[1]	445,000	5,357
FirstRand Ltd.[1]	1,650,000	5,271
Fairfax Financial Holdings Ltd.	27,000	5,178
Bank of America Corp.	104,200	5,094
iStar Financial, Inc.	110,000	4,876
Hypo Real Estate Holding AG1	72,000	4,664
JSC Halyk Bank of Kazakhstan (GDR)[1]	128,449	2,828
JSC Halyk Bank of Kazakhstan (GDR)[1,3]	61,200	1,347
Fannie Mae	50,000	3,267
Allco Commercial REIT[1]	2,517,000	1,996
UniCredito Italiano SpA[1]	125,000	1,113
PT Bank Rakyat Indonesia (Persero) Tbk[1]	350,000	223
		246,182

MATERIALS — 16.45%
Freeport-McMoRan Copper & Gold Inc.	367,100	30,403
MeadWestvaco Corp.	850,000	30,022
Newmont Mining Corp.	600,000	23,436
Barrick Gold Corp.	650,000	18,896
Yamana Gold Inc.	1,500,000	16,723
Potash Corp. of Saskatchewan Inc.	200,000	15,594
Bayer AG1	166,000	12,576
E.I. du Pont de Nemours and Co.	200,000	10,168
Mosaic Co.[2]	250,000	9,755
Evraz Group SA (GDR)[1]	220,000	8,983
Gold Fields Ltd.[1]	500,000	7,766
Anglo American PLC[1,4]	132,500	7,687
Newcrest Mining Ltd.[1]	391,650	7,566
Sterlite Industries (India) Ltd. (ADS)	476,700	6,993
Lonmin PLC[1]	77,000	6,162
UPM-Kymmene Corp.[1]	218,200	5,386
Nitto Denko Corp.[1]	100,000	5,031
Dow Chemical Co.	31,600	1,397
		224,544

INFORMATION TECHNOLOGY — 13.43%
Microsoft Corp.	1,325,000	39,048
International Business Machines Corp.	275,000	28,944
Nokia Corp.[1]	653,400	18,369
STMicroelectronics NV1	900,000	17,402
EMC Corp.[2]	747,000	13,521
Google Inc., Class A2	24,300	12,718
Lite-On Technology Corp.[1]	6,000,000	7,760
High Tech Computer Corp.[1]	425,000	7,618
Brother Industries, Ltd.[1]	500,000	7,344
Hynix Semiconductor Inc.[1,2]	180,000	6,480
Cisco Systems, Inc.[2]	201,180	5,603
Trend Micro Inc.[1]	169,500	5,465
Advanced Micro Devices, Inc.[2]	350,000	5,005
Hon Hai Precision Industry Co., Ltd.[1]	409,400	3,550
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	270,103	3,006
Quanta Computer Inc.[1]	885,291	1,383
Yahoo! Inc.[2]	7,400	201
		183,417

CONSUMER DISCRETIONARY — 10.68%
Macquarie Communications Infrastructure Group[1,2,3]	2,000,000	10,730
Macquarie Communications Infrastructure Group[1]	1,500,000	8,047
LG Electronics Inc.[1]	185,000	15,256
Toyota Motor Corp.[1]	192,000	12,101
McDonald’s Corp.	200,000	10,152
Grupo Televisa, SAB, ordinary participation certificates (ADR)	307,000	8,476
Ford Motor Co.	880,000	8,290
General Motors Corp.	205,000	7,749
NOK Corp.[1]	358,300	7,557
Virgin Media Inc.[2]	300,000	7,311
Kohl’s Corp.[2]	94,700	6,727
Yue Yuen Industrial (Holdings) Ltd.[1]	2,000,000	6,204
Lowe’s Companies, Inc.	198,000	6,077
Truworths International Ltd.[1]	985,000	5,103
Target Corp.	76,500	4,865
Haseko Corp.[1,2]	1,605,000	4,751
SEGA SAMMY HOLDINGS INC.[1]	279,000	4,508
Honda Motor Co., Ltd.[1]	111,000	4,043
Time Warner Inc.	150,000	3,156
Industria de Diseno Textil, SA1	35,150	2,074
Pioneer Corp.[1]	133,000	1,809
Yamaha Corp.[1]	40,000	829
		145,815

TELECOMMUNICATION SERVICES — 7.73%
Vodafone Group PLC[1]	10,832,000	36,418
Vodafone Group PLC (ADR)	100,000	3,363
Verizon Communications Inc.	400,000	16,468
Chunghwa Telecom Co., Ltd. (ADR)	625,000	11,788
Koninklijke KPN NV1	600,000	9,952
Telekomunikacja Polska SA1	1,000,000	8,739
Hutchison Telecommunications International Ltd.[1,2]	5,000,000	6,443
AT&T Inc.	150,000	6,225
France Télécom SA1	110,700	3,040
Tele Norte Leste Participações SA, preferred nominative	117,200	2,246
Telecom Italia SpA, nonvoting[1]	403,152	894
		105,576

INDUSTRIALS — 6.88%
General Electric Co.	525,000	20,097
Schneider Electric SA1	83,500	11,693
Nippon Express Co., Ltd.[1]	2,000,000	11,345
Siemens AG1	63,500	9,136
Outotec Oyj[1]	165,000	9,064
ALSTOM SA1,2	50,000	8,326
Rickmers Maritime[1,2]	7,000,000	7,825
Tyco International Ltd.	176,100	5,950
Toll Holdings Ltd.[1]	386,432	4,723
Ryanair Holdings PLC (ADR)[2]	83,000	3,133
Asciano Ltd., units[1,2]	298,945	2,572
		93,864

CONSUMER STAPLES — 5.95%
Koninklijke Ahold NV1,2	2,252,000	28,256
Scottish & Newcastle PLC[1]	750,000	9,589
Diageo PLC[1]	450,000	9,340
Shoppers Drug Mart Corp.	156,500	7,277
Seven & I Holdings Co., Ltd.[1]	250,000	7,131
Tesco PLC[1]	805,000	6,733
AEON CO., LTD.[1]	230,000	4,265
Altria Group, Inc.	50,000	3,507
Coca-Cola Co.	50,000	2,616
SABMiller PLC[1]	100,000	2,527
		81,241

ENERGY — 3.15%
Saipem SpA, Class S1	312,000	10,660
Oil and Gas Development Co. Ltd.[1]	5,151,000	10,207
Chevron Corp.	98,500	8,297
Royal Dutch Shell PLC, Class A (ADR)	55,000	4,466
Royal Dutch Shell PLC, Class A1	41,500	1,696
OAO TMK (GDR)[1]	86,500	3,149
OAO TMK (GDR)[1,3]	54,359	1,979
Anadarko Petroleum Corp.	50,000	2,599
		43,053

HEALTH CARE — 2.35%
Novo Nordisk A/S, Class B1	70,000	7,626
Schering-Plough Corp.	250,000	7,610
WellPoint, Inc.[2]	69,460	5,545
Roche Holding AG1	30,850	5,472
UCB SA1	49,000	2,897
Medtronic, Inc.	50,000	2,593
AstraZeneca PLC (United Kingdom)[1]	7,300	391
		32,134

UTILITIES — 1.76%
SUEZ SA1	200,000	11,426
AES Corp.[2]	335,700	7,345
E.ON AG1	19,500	3,277
Hongkong Electric Holdings Ltd.[1]	200,000	1,009
CLP Holdings Ltd.[1]	150,000	1,008
		24,065

Total common stocks (cost: $1,086,519,000)		1,179,891

Rights & warrants — 0.01%

FINANCIALS — 0.01%
Allco Commercial REIT, rights, expire 2007[1,2]	1,006,800	99

Total rights & warrants (cost: $0)		99

	Principal amount
Bonds & notes — 1.27%	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 0.94%
Brazil (Federal Republic of) 10.00% 2014	$ 9,200	4,617
Brazil (Federal Republic of) 10.00% 2017	16,500	8,175
		12,792

CONSUMER STAPLES — 0.22%
Spectrum Brands, Inc., Term Loan B2, 9.32% 2013[5,6]	425	428
Spectrum Brands, Inc., Term Loan B, 9.357% 2013[5,6]	2,450	2,462
Spectrum Brands, Inc., Term Loan B, Letter of Credit, 5.17% 2013[5,6]	125	126
		3,016

CONSUMER DISCRETIONARY — 0.11%
NTL Cable PLC 9.125% 2016	1,450	1,526

Total bonds & notes (cost: $17,744,000)		17,334

		unaudited

	Principal amount	Market value
Short-term securities — 11.04%	(000)	(000)

AT&T Inc. 5.24% due 7/31/2007[3]	$18,300	$ 18,217
Old Line Funding, LLC 5.27% due 8/8/2007[3]	11,800	11,733
Thunder Bay Funding, LLC 5.27% due 8/8/2007[3]	3,400	3,381
Dexia Delaware LLC 5.245% due 7/9/2007	15,000	14,980
ING (U.S.) Funding LLC 5.24% due 7/10/2007	10,200	10,185
Clipper Receivables Co., LLC 5.36% due 7/2/2007[3]	10,000	9,995
AstraZeneca PLC 5.26% due 10/17/2007	10,000	9,844
Sheffield Receivables Corp. 5.27% due 7/11/2007[3]	9,300	9,285
Siemens Capital Co. LLC 5.26% due 8/20/2007[3]	8,700	8,635
Royal Bank of Scotland PLC 5.225% due 7/30/2007	8,600	8,563
Three Pillars Funding, LLC 5.31% due 7/25/2007[3]	8,400	8,368
CAFCO, LLC 5.26% due 8/3/2007[3]	8,000	7,960
BMW U.S. Capital LLC 5.22% due 7/23/2007[3]	7,500	7,475
Allied Irish Banks N.A. Inc. 5.23% due 7/2/2007[3]	6,200	6,198
Westpac Banking Corp. 5.28% due 7/27/2007[3]	6,000	5,976
Société Générale North America, Inc. 5.235% due 9/5/2007	5,000	4,953
Federal Home Loan Bank 5.115% due 7/18/2007	3,000	2,993
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 8/8/2007	1,400	1,392
Stadshypotek Delaware Inc. 5.24% due 7/3/2007[3]	700	700

Total short-term securities (cost: $150,828,000)		150,833

Total investment securities (cost: $1,255,091,000)		1,348,157
Other assets less liabilities		17,300

Net assets		$1,365,457

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $641,049,000.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $111,979,000, which represented 8.20% of the net assets of the fund.

[4]	This security has been authorized but has not yet been issued.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

ADR = American Depositary Receipts
ADS = American Depositary Shares
GDR = Global Depositary Receipts

Growth-Income Fund
Investment portfolio

June 30, 2007		unaudited

		Market value
Common stocks — 89.09%	Shares	(000)

INFORMATION TECHNOLOGY — 20.59%
Oracle Corp.[1]	40,855,000	$ 805,252
Intel Corp.	23,620,000	561,211
Nokia Corp.[2]	14,090,000	396,119
Nokia Corp. (ADR)	3,470,300	97,550
Cisco Systems, Inc.[1]	16,840,000	468,994
Microsoft Corp.	15,635,000	460,763
International Business Machines Corp.	3,725,000	392,056
Hewlett-Packard Co.	8,400,000	374,808
Google Inc., Class A1	575,000	300,944
Texas Instruments Inc.	7,700,000	289,751
Flextronics International Ltd.[1]	19,000,000	205,200
Maxim Integrated Products, Inc.	4,100,000	136,981
Linear Technology Corp.	3,500,000	126,630
Yahoo! Inc.[1]	4,625,000	125,476
Samsung Electronics Co., Ltd.[2]	205,154	125,368
Xilinx, Inc.	4,000,000	107,080
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	46,082,875	99,767
Symantec Corp.[1]	4,600,000	92,920
eBay Inc.[1]	2,700,000	86,886
Seagate Technology	3,900,000	84,903
Hoya Corp.[2]	2,550,000	84,359
ASML Holding NV1,2	3,000,000	82,677
Applied Materials, Inc.	4,000,000	79,480
Automatic Data Processing, Inc.	1,455,000	70,524
Dell Inc.[1]	2,400,000	68,520
Analog Devices, Inc.	1,750,000	65,870
KLA-Tencor Corp.	950,000	52,203
Micron Technology, Inc.[1]	3,500,000	43,855
Western Union Co.	1,850,000	38,536
Microchip Technology Inc.	820,000	30,373
Advanced Micro Devices, Inc.[1]	2,000,000	28,600
EMC Corp.[1]	1,475,000	26,698
Solectron Corp.[1]	6,000,000	22,080
Jabil Circuit, Inc.	1,000,000	22,070
CDW Corp.[1]	205,900	17,495
Altera Corp.	700,000	15,491
Sanmina-SCI Corp.[1]	2,250,000	7,042
		6,094,532

FINANCIALS — 12.31%
Fannie Mae	9,688,500	632,950
American International Group, Inc.	8,200,000	574,246
Citigroup Inc.	10,425,000	534,698
Bank of America Corp.	5,880,000	287,473
Capital One Financial Corp.	3,099,900	243,156
JPMorgan Chase & Co.	4,147,900	200,966
Travelers Companies, Inc.	2,800,000	149,800
Bank of New York Co., Inc.	3,575,000	148,148
Freddie Mac	2,265,000	137,486
XL Capital Ltd., Class A	1,380,000	116,320
Washington Mutual, Inc.	2,440,550	104,065
HSBC Holdings PLC (United Kingdom) (ADR)	1,086,050	99,667
Marsh & McLennan Companies, Inc.	2,955,000	91,250
Banco Santander Central Hispano, SA2	3,750,000	68,993
Wachovia Corp.	1,330,419	68,184
Wells Fargo & Co.	1,840,000	64,713
Genworth Financial, Inc., Class A	1,800,000	61,920
Allstate Corp.	635,000	39,059
Credit Suisse Group[2]	295,454	20,955
		3,644,049

HEALTH CARE — 11.87%
Bristol-Myers Squibb Co.	9,360,000	295,402
Cardinal Health, Inc.	4,100,000	289,624
Aetna Inc.	5,700,000	281,580
Amgen Inc.[1]	4,986,400	275,698
Roche Holding AG2	1,526,000	270,702
Abbott Laboratories	4,456,800	238,662
Medtronic, Inc.	4,450,000	230,777
Merck & Co., Inc.	3,500,000	174,300
St. Jude Medical, Inc.[1]	4,000,000	165,960
CIGNA Corp.	3,000,000	156,660
Eli Lilly and Co.	2,735,000	152,832
Pfizer Inc	5,260,000	134,498
Medco Health Solutions, Inc.[1]	1,400,000	109,186
Novo Nordisk A/S, Class B2	1,000,000	108,938
Genentech, Inc.[1]	1,310,000	99,115
Biogen Idec Inc.[1]	1,800,000	96,300
Smith & Nephew PLC[2]	7,639,700	94,460
Schering-Plough Corp.	2,994,800	91,162
AstraZeneca PLC (ADR)	1,275,100	68,192
AstraZeneca PLC (Sweden)[2]	242,000	12,913
WellPoint, Inc.[1]	1,000,000	79,830
Boston Scientific Corp.[1]	2,768,324	42,466
McKesson Corp.	500,000	29,820
Johnson & Johnson	200,000	12,324
FoxHollow Technologies, Inc.[1]	145,000	3,080
		3,514,481

CONSUMER DISCRETIONARY — 10.44%
Lowe’s Companies, Inc.	16,660,000	511,295
Target Corp.	6,060,700	385,461
Time Warner Inc.	12,686,200	266,918
Magna International Inc., Class A	2,295,100	208,831
News Corp., Class A	9,515,200	201,817
Carnival Corp., units	3,982,100	194,207
Best Buy Co., Inc.	3,900,000	182,013
Expedia, Inc.[1]	5,741,000	168,154
Carnival PLC[2]	2,750,000	130,839
Royal Caribbean Cruises Ltd.	2,770,000	119,055
Vivendi SA2	2,600,000	111,800
Harley-Davidson, Inc.	1,850,000	110,278
Walt Disney Co.	3,000,000	102,420
VF Corp.	800,000	73,264
XM Satellite Radio Holdings Inc., Class A1	5,100,000	60,027
Gentex Corp.	3,000,000	59,070
E. W. Scripps Co., Class A	900,000	41,121
Mattel, Inc.	1,400,000	35,406
ServiceMaster Co.	2,020,000	31,229
Ross Stores, Inc.	1,000,000	30,800
Kohl’s Corp.[1]	428,800	30,458
Home Depot, Inc.	600,000	23,610
Toyota Motor Corp.[2]	200,000	12,605
		3,090,678

ENERGY — 9.26%
Schlumberger Ltd.	6,356,000	539,879
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	162,400
Royal Dutch Shell PLC, Class B (ADR)	1,669,391	139,144
Royal Dutch Shell PLC, Class B2	139,816	5,834
Marathon Oil Corp.	4,670,000	280,013
Baker Hughes Inc.	2,659,000	223,702
Chevron Corp.	2,563,200	215,924
Halliburton Co.	6,030,000	208,035
Petro-Canada	3,760,000	201,093
Husky Energy Inc.	1,800,000	148,770
ConocoPhillips	1,800,000	141,300
Murphy Oil Corp.	2,000,000	118,880
Devon Energy Corp.	1,340,000	104,908
Exxon Mobil Corp.	1,150,000	96,462
EOG Resources, Inc.	1,300,000	94,978
Hess Corp.	1,000,000	58,960
		2,740,282

INDUSTRIALS — 9.14%
General Electric Co.	15,800,000	604,824
Tyco International Ltd.	11,445,300	386,737
United Technologies Corp.	4,075,000	289,040
United Parcel Service, Inc., Class B	3,800,000	277,400
Avery Dennison Corp.	2,885,000	191,795
Norfolk Southern Corp.	3,326,500	174,874
General Dynamics Corp.	2,100,000	164,262
3M Co.	1,200,000	104,148
Waste Management, Inc.	2,150,000	83,957
Pitney Bowes Inc.	1,552,200	72,674
Ingersoll-Rand Co. Ltd., Class A	1,290,000	70,718
Emerson Electric Co.	1,400,000	65,520
Illinois Tool Works Inc.	1,180,600	63,977
Lockheed Martin Corp.	600,000	56,478
Southwest Airlines Co.	2,600,000	38,766
Allied Waste Industries, Inc.[1]	2,536,800	34,145
Union Pacific Corp.	150,000	17,272
Siemens AG2	70,000	10,071
		2,706,658

CONSUMER STAPLES — 6.31%
PepsiCo, Inc.	4,750,000	308,037
Altria Group, Inc.	2,975,000	208,666
Molson Coors Brewing Co., Class B	2,215,000	204,799
Wal-Mart Stores, Inc.	3,470,000	166,942
Walgreen Co.	3,318,800	144,501
Kraft Foods Inc., Class A	3,025,000	106,631
Wm. Wrigley Jr. Co.	1,800,000	99,558
L’Oréal SA2	820,000	96,920
Nestlé SA2	250,000	94,951
Sara Lee Corp.	5,000,000	87,000
ConAgra Foods, Inc.	2,500,000	67,150
Kellogg Co.	1,250,000	64,737
Kimberly-Clark Corp.	280,000	18,729
Coca-Cola Co.	150,000	7,847
		1,867,656

TELECOMMUNICATION SERVICES — 3.95%
AT&T Inc.	9,500,000	394,250
Telephone and Data Systems, Inc.	2,350,000	147,039
Telephone and Data Systems, Inc., Special Common Shares	2,300,000	132,365
Sprint Nextel Corp., Series 1	11,600,000	240,236
Qwest Communications International Inc.[1]	17,439,700	169,165
Verizon Communications Inc.	1,500,000	61,755
Vodafone Group PLC[2]	6,000,000	20,173
Embarq Corp.	57,500	3,644
		1,168,627

MATERIALS — 2.05%
Air Products and Chemicals, Inc.	2,660,000	213,784
International Paper Co.	1,950,000	76,147
Barrick Gold Corp.	2,550,000	74,129
E.I. du Pont de Nemours and Co.	1,300,000	66,092
Newmont Mining Corp.	1,650,000	64,449
Sealed Air Corp.	1,420,000	44,048
Weyerhaeuser Co.	525,000	41,438
Bowater Inc.	723,000	18,039
MeadWestvaco Corp.	258,200	9,120
		607,246

UTILITIES — 1.28%
Dominion Resources, Inc.	1,250,000	107,887
Exelon Corp.	1,185,000	86,031
Public Service Enterprise Group Inc.	800,000	70,224
FirstEnergy Corp.	650,000	42,075
FPL Group, Inc.	600,000	34,044
Duke Energy Corp.	1,165,000	21,320
American Electric Power Co., Inc.	345,900	15,579
		377,160

MISCELLANEOUS — 1.89%
Other common stocks in initial period of acquisition		559,323

Total common stocks (cost: $19,507,436,000)		26,370,692

		unaudited

	Principal amount	Market value
Convertible securities — 0.03%	(000)	(000)

CONSUMER DISCRETIONARY — 0.03%
Ford Motor Co. 4.25% convertible notes 2036	$ 6,600	$ 8,299

Total convertible securities (cost: $7,006,000)		8,299

Bonds & notes — 0.04%

CONSUMER DISCRETIONARY — 0.04%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	13,300	13,101

Total bonds & notes (cost: $12,565,000)		13,101

Short-term securities — 10.89%

Jupiter Securitization Co., LLC 5.23% due 8/30–8/31/2007[3]	101,644	100,745
JPMorgan Chase & Co. 5.23% due 8/29/2007	59,000	58,499
Park Avenue Receivables Co., LLC 5.24%–5.25% due 7/23–8/24/2007[3]	126,637	125,919
Variable Funding Capital Corp. 5.22%–5.255% due 7/11–8/7/2007[3]	227,400	226,670
Coca-Cola Co. 5.18%–5.22% due 7/20–9/17/2007[3]	224,700	222,469
CAFCO, LLC 5.25% due 7/13/2007[3]	100,000	99,810
Ciesco LLC 5.25% due 8/3/2007[3]	59,300	59,018
Citigroup Funding Inc. 5.24% due 7/6/2007	50,000	49,958
IBM Corp. 5.195%–5.225% due 8/2–8/22/2007[3]	161,800	160,782
IBM Capital Inc. 5.22% due 9/18/2007[3]	36,500	36,083
Johnson & Johnson 5.18%–5.20% due 7/20–9/20/2007[3]	185,400	183,951
FCAR Owner Trust I 5.24%–5.29% due 7/16–8/15/2007	155,000	154,507
AT&T Inc. 5.23%–5.27% due 7/26–8/29/2007[3]	152,400	151,619
Bank of America Corp. 5.215%–5.26% due 7/10–9/5/2007	123,400	122,808
Ranger Funding Co. 5.27% due 9/13/2007[3]	25,000	24,722
Procter & Gamble International Funding S.C.A. 5.20%–5.24% due 7/10–8/23/2007[3]	131,600	131,305
Freddie Mac 5.115%–5.125% due 7/9–10/19/2007	128,600	127,540
Three Pillars Funding, LLC 5.27%–5.31% due 7/2–7/25/2007[3]	127,325	127,161
Federal Home Loan Bank 5.09%–5.152% due 7/6–10/9/2007	123,464	122,598
Edison Asset Securitization LLC 5.23%–5.25% due 7/17–8/27/2007[3]	120,800	120,160
Fannie Mae 5.115%–5.155% due 7/20–9/19/2007	108,290	107,625
Abbott Laboratories 5.215%–5.23% due 7/6–7/16/2007[3]	103,000	102,860
Clipper Receivables Co., LLC 5.24%–5.255% due 7/24–8/9/2007[3]	100,000	99,533
Hewlett-Packard Co. 5.26% due 7/18–7/25/2007[3]	78,700	78,441
Paccar Financial Corp. 5.20%–5.23% due 7/5–9/28/2007	71,800	71,436
Honeywell International Inc. 5.22%–5.23% due 7/10–8/6/2007[3]	57,000	56,815
Wal-Mart Stores Inc. 5.18% due 7/17–7/31/2007[3]	53,770	53,578
American General Finance Corp. 5.20% due 10/3/2007	35,000	34,524
PepsiCo Inc. 5.20% due 7/19/2007[3]	22,800	22,737
Concentrate Manufacturing Co. of Ireland 5.21% due 7/11/2007[3]	9,350	9,335
Triple-A One Funding Corp. 5.29% due 7/17/2007[3]	30,000	29,925
Hershey Co. 5.22% due 8/1/2007[3]	30,000	29,861
McCormick & Co., Inc. 5.17% due 11/30/2007[3]	30,000	29,339
Prudential Funding, LLC 5.23% due 8/10/2007	25,800	25,646
Illinois Tool Works Inc. 5.22%–5.24% due 7/13–8/16/2007	23,300	23,210
Harley-Davidson Funding Corp. 5.24% due 9/27/2007[3]	14,800	14,612
Merck & Co. Inc. 5.20% due 8/30/2007	14,100	13,979
NetJets Inc. 5.23% due 9/7/2007[3]	10,000	9,902
Federal Farm Credit Banks 5.12% due 7/17/2007	5,200	5,187

Total short-term securities (cost: $3,224,610,000)		3,224,869

Total investment securities (cost: $22,751,617,000)		$29,616,961
Other assets less liabilities		(15,584)

Net assets		$29,601,377

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by the authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,061,057,000.
[3]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,307,352,000, which represented 7.79% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Asset Allocation Fund
Investment portfolio

June 30, 2007		unaudited

		Market value
Common stocks — 72.22%	Shares	(000)

FINANCIALS — 10.75%
Fannie Mae	3,645,000	$238,128
Freddie Mac	1,450,000	88,015
Citigroup Inc.	1,475,000	75,653
JPMorgan Chase & Co.	1,500,000	72,675
Société Générale[1]	350,000	64,678
Bank of America Corp.	1,250,000	61,112
Mellon Financial Corp.	1,200,000	52,800
Allied Irish Banks, PLC[1]	1,815,000	49,341
State Street Corp.	700,000	47,880
Marshall & Ilsley Corp.	1,000,000	47,630
AMP Ltd.[1]	4,925,000	42,309
Commerce Bancorp, Inc.	1,000,000	36,990
T. Rowe Price Group, Inc.	600,000	31,134
XL Capital Ltd., Class A	175,000	14,751
		923,096

ENERGY — 10.31%
Suncor Energy Inc.	1,964,429	177,652
Schlumberger Ltd.	2,059,800	174,959
Chevron Corp.	1,534,328	129,252
Petro-Canada	2,150,000	114,987
Marathon Oil Corp.	1,200,000	71,952
Rosetta Resources Inc.[2,3,4]	2,970,000	63,974
Cameco Corp.	1,200,000	61,069
Arch Coal, Inc.	1,000,000	34,800
CONSOL Energy Inc.	395,000	18,213
Murphy Oil Corp.	200,000	11,888
Baker Hughes Inc.	100,000	8,413
EOG Resources, Inc.	100,000	7,306
Energy XXI (Bermuda) Ltd.[1,2,3]	1,108,618	6,541
CNX Gas Corp.[2,3]	125,000	3,825
		884,831

HEALTH CARE — 9.37%
Medtronic, Inc.	2,450,000	127,057
Wyeth	1,950,000	111,813
Endo Pharmaceuticals Holdings Inc.[3]	2,500,000	85,575
Johnson & Johnson	1,225,000	75,484
Cardinal Health, Inc.	1,000,000	70,640
Roche Holding AG1	387,000	68,651
Eli Lilly and Co.	1,200,000	67,056
Abbott Laboratories	1,250,000	66,937
Bristol-Myers Squibb Co.	2,000,000	63,120
Amgen Inc.[3]	675,000	37,321
Schering-Plough Corp.	1,000,000	30,440
		804,094

INFORMATION TECHNOLOGY — 9.35%
Microsoft Corp.	6,150,000	181,240
Nokia Corp. (ADR)	3,360,000	94,450
International Business Machines Corp.	800,000	84,200
Cisco Systems, Inc.[3]	3,000,000	83,550
Hewlett-Packard Co.	1,500,000	66,930
Intel Corp.	2,500,000	59,400
Oracle Corp.[3]	3,000,000	59,130
Avnet, Inc.[3]	1,400,000	55,496
Yahoo! Inc.[3]	1,500,000	40,695
Kyocera Corp.[1]	380,000	40,502
CDW Corp.[3]	300,000	25,491
DataPath, Inc.[2,3]	1,193,063	11,334
		802,418

CONSUMER DISCRETIONARY — 7.21%
Lowe’s Companies, Inc.	4,110,000	126,136
Johnson Controls, Inc.	800,000	92,616
Best Buy Co., Inc.	1,705,350	79,589
Target Corp.	1,150,000	73,140
Kohl’s Corp.[3]	900,000	63,927
Carnival Corp., units	1,200,000	58,524
Pinnacle Entertainment, Inc.[3]	1,575,000	44,336
Fortune Brands Inc.	500,000	41,185
Magna International Inc., Class A	320,000	29,117
Toyota Motor Corp.[1]	160,000	10,084
		618,654

INDUSTRIALS — 6.26%
Boeing Co.	1,650,000	158,664
General Electric Co.	2,225,000	85,173
Deere & Co.	640,000	77,274
Raytheon Co.	1,040,000	56,046
Mitsubishi Corp.[1]	2,000,000	52,238
UAL Corp.[3]	1,002,469	40,690
AMR Corp.[3]	1,000,000	26,350
Grafton Group PLC, units[1]	1,760,000	25,110
FedEx Corp.	100,000	11,097
DigitalGlobe Inc.[1,3]	1,225,858	4,903
		537,545

MATERIALS — 5.86%
BHP Billiton Ltd.[1]	4,615,000	137,989
Newmont Mining Corp.	2,365,000	92,377
Alcoa Inc.	2,000,000	81,060
Rio Tinto PLC[1]	722,535	55,151
E.I. du Pont de Nemours and Co.	1,000,000	50,840
Sealed Air Corp.	1,536,200	47,653
Weyerhaeuser Co.	480,000	37,886
		502,956

CONSUMER STAPLES — 4.23%
Altria Group, Inc.	2,300,000	$161,322
Coca-Cola Co.	1,500,000	78,465
PepsiCo, Inc.	1,000,000	64,850
C&C Group PLC[1]	4,327,519	58,049
		362,686

TELECOMMUNICATION SERVICES — 2.94%
Vodafone Group PLC[1]	20,000,000	67,242
Sprint Nextel Corp., Series 1	3,000,000	62,130
Verizon Communications Inc.	1,200,000	49,404
Telephone and Data Systems, Inc., Special Common Shares	575,000	33,091
KDDI Corp.[1]	3,400	25,180
AT&T Inc.	375,000	15,562
American Tower Corp., Class A3	7,045	296
		252,905

UTILITIES — 1.35%
Reliant Energy, Inc.[3]	3,250,000	87,588
KGen Power Corp.[2,3]	1,339,516	28,130
		115,718

MISCELLANEOUS — 4.59%
Other common stocks in initial period of acquisition		393,590

Total common stocks (cost: $4,612,856,000)		6,198,493

Preferred stocks — 0.15%

FINANCIALS — 0.15%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[5]	4,925,000	4,827
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[2,5]	2,250,000	2,317
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[2,5]	250,000	260
Sumitomo Mitsui Banking Corp. 6.078%[2,5]	2,600,000	2,514
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[2,5]	1,755,000	1,753
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	60,000	1,568

Total preferred stocks (cost: $13,196,000)		13,239

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[1,2,3]	2,250	0

Total rights & warrants (cost: $117,000)		0

		unaudited

	Principal amount	Market value
Bonds & notes — 21.70%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[6]— 6.56%
Fannie Mae 7.00% 2009	$ 18	$ 18
Fannie Mae 4.89% 2012	10,000	9,695
Fannie Mae 4.00% 2015	6,455	6,169
Fannie Mae 5.50% 2017	2,626	2,601
Fannie Mae 5.00% 2018	6,803	6,602
Fannie Mae 5.50% 2020	12,783	12,626
Fannie Mae 6.00% 2021	640	642
Fannie Mae 6.00% 2021	484	486
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	4,766	4,574
Fannie Mae 6.00% 2026	4,129	4,108
Fannie Mae 5.50% 2033	9,516	9,222
Fannie Mae 5.50% 2033	5,797	5,615
Fannie Mae 4.50% 2035	18,707	17,021
Fannie Mae 4.50% 2035	4,385	3,986
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	947	686
Fannie Mae 5.50% 2036	4,463	4,309
Fannie Mae 6.00% 2036	19,666	19,463
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,414	3,433
Fannie Mae 5.50% 2037	17,801	17,170
Fannie Mae 6.00% 2037	44,488	44,015
Fannie Mae 6.00% 2037	4,873	4,799
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	843	862
Freddie Mac 6.50% 2016	917	933
Freddie Mac 5.00% 2018	2,404	2,332
Freddie Mac 6.00% 2026	22,981	22,875
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	895	922
Freddie Mac 5.00% 2035	3,199	3,005
Freddie Mac, Series 3233, Class PA, 6.00% 2036	6,174	6,183
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,984	5,837
Freddie Mac 6.00% 2037	31,470	31,128
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	6,087	5,840
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	10,580	10,506
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	4,303	4,232
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.909% 2047[5]	16,116	16,015
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	14,430	13,610
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,649	3,438
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	6,856	6,581
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	6,731	6,594
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.663% 2036[5]	6,390	6,323
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	3,643	3,496
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	8,021	7,914
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.256% 2036[5]	5,149	5,173
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	15,524
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.941% 2036[5]	8,764	8,703
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	6,391	6,369
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	10,000	9,907
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	4,000	4,003
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	4,000	3,815
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.441% 2044[5]	10,000	9,661
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	2,032	1,950
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,250	3,225
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,884	1,852
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,312	1,313
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,124
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	5,910	5,789
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,730
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2]	3,125	3,066
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2]	2,125	2,076
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2]	1,875	1,797
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2]	2,725	2,641
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2]	2,950	2,845
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.51% 2037[5]	12,000	11,841
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	903	884
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.549% 2034[5]	3,424	3,378
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.828% 2037[5]	5,065	5,010
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	8,791	8,498
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.643% 2035[5]	7,155	7,100
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.943% 2036[5]	806	805
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	6,550	6,489
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.859% 2036[5]	2,700	2,670
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.928% 2036[5]	3,742	3,733
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	3,800	3,751
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2]	1,800	1,777
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2]	700	690
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,031
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,125
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	4,000	3,978
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044	2,000	1,976
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,528
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2]	4,000	3,961
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2]	1,460	1,457
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2]	4,000	3,981
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2]	335	331
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2]	335	332
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2]	335	329
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2]	335	331
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[5]	5,000	4,941
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	4,983	4,871
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	4,247	4,175
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	1,806	1,732
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,939	1,896
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	3,570	3,506
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,422
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	2,413	2,418
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.963% 2034[5]	2,197	2,159
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,104	2,117
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	1,844	1,977
Residential Asset Mortgage Products, Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,908
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[5]	1,366	1,357
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,316	1,293
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,042
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,000	1,041
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.515% 2027[2,5]	496	496
Government National Mortgage Assn. 8.50% 2021	66	71
		562,837

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.94%
U.S. Treasury 3.375% 2008	6,500	6,363
U.S. Treasury 4.50% 2009	6,000	5,960
U.S. Treasury 3.875% 2010	164,000	159,106
U.S. Treasury 4.875% 2012	95,000	94,889
U.S. Treasury 4.25% 2013	22,000	21,244
U.S. Treasury 7.25% 2016	2,000	2,312
U.S. Treasury 9.25% 2016	5,000	6,460
U.S. Treasury 8.875% 2017	20,000	25,916
U.S. Treasury 7.875% 2021	12,000	15,105
U.S. Treasury 6.625% 2027	35,000	41,016
U.S. Treasury 5.25% 2029	50,125	50,501
U.S. Treasury 4.50% 2036	35,000	31,697
Federal Home Loan Bank 5.125% 2013	10,000	9,867
Federal Home Loan Bank 5.625% 2016	17,375	17,333
Fannie Mae 5.25% 2012	10,000	9,890
Fannie Mae 6.25% 2029	5,375	5,801
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,967
CoBank ACB 6.0% 2022[2,5]	1,750	1,753
Freddie Mac 4.875% 2008	1,170	1,164
		509,344

CONSUMER DISCRETIONARY — 2.14%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	6,250	6,391
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014[5,6]	3,050	3,028
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	2,750	2,812
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	2,240	2,349
Comcast Cable Communications, Inc. 6.875% 2009	4,000	4,097
Comcast Corp. 5.85% 2015	2,000	1,970
Univision Communications Inc. 9.75% 2015[2,7]	4,885	4,848
Boyd Gaming Corp. 7.75% 2012	1,000	1,030
Boyd Gaming Corp. 6.75% 2014	1,100	1,083
Boyd Gaming Corp. 7.125% 2016	2,725	2,657
Hanesbrands Inc., Series B, 8.784% 2014[5]	4,585	4,677
American Media Operations, Inc., Series B, 10.25% 2009	3,075	2,929
American Media Operations, Inc. 8.875% 2011	1,715	1,638
Michaels Stores, Inc., Term Loan B, 7.625% 2013[5,6]	1,000	997
Michaels Stores, Inc. 10.00% 2014[2]	2,500	2,575
Michaels Stores, Inc. 11.375% 2016[2]	850	892
Neiman Marcus Group, Inc. 9.00% 2015[7]	2,900	3,117
Neiman Marcus Group, Inc. 10.375% 2015	1,000	1,105
Cox Communications, Inc. 7.875% 2009	4,000	4,183
LBI Media, Inc. 10.125% 2012	3,900	4,110
Tenneco Automotive Inc. 8.625% 2014	3,865	4,000
Centex Corp. 5.25% 2015	3,285	2,944
Centex Corp. 6.50% 2016	1,090	1,050
Pulte Homes, Inc. 4.875% 2009	3,000	2,953
Pulte Homes, Inc. 7.875% 2011	1,000	1,039
MGM MIRAGE 6.00% 2009	1,575	1,569
MGM MIRAGE 6.75% 2013	1,645	1,571
MGM MIRAGE 6.625% 2015	925	845
CanWest Media Inc., Series B, 8.00% 2012	3,477	3,468
Canwest MediaWorks Inc. 9.25% 2015[2]	500	504
William Lyon Homes, Inc. 10.75% 2013	3,200	3,024
William Lyon Homes, Inc. 7.50% 2014	1,000	845
Thomson Learning Term Loan B, 8.11% 2014[5,6]	1,325	1,305
Thomson Learning .0%/13.25% 2015[2,8]	940	710
Thomson Learning 10.50% 2015[2]	1,900	1,848
Beazer Homes USA, Inc. 6.50% 2013	2,230	1,929
Beazer Homes USA, Inc. 6.875% 2015	2,120	1,834
Technical Olympic USA, Inc. 9.00% 2010	585	562
Technical Olympic USA, Inc. 10.375% 2012	3,665	2,932
Pinnacle Entertainment, Inc. 7.50% 2015[2]	3,500	3,395
Young Broadcasting Inc. 10.00% 2011	3,367	3,367
AOL Time Warner Inc. 7.625% 2031	3,125	3,358
Cablevision Systems Corp., Series B, 8.00% 2012	3,150	3,126
Seneca Gaming Corp. 7.25% 2012	2,100	2,139
Seneca Gaming Corp., Series B, 7.25% 2012	950	968
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	3,003
General Motors Corp. 7.125% 2013	3,105	2,923
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,896
Radio One, Inc., Series B, 8.875% 2011	1,935	1,991
Radio One, Inc. 6.375% 2013	950	898
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,250	2,860
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,650	2,729
Idearc Inc. 8.00% 2016	2,625	2,664
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,497
Education Management LLC and Education Management Finance Corp. 10.25% 2016	2,345	2,480
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,470	1,360
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,250	1,100
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,413
Warner Music Group 7.375% 2014	2,500	2,337
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,334
NTL Cable PLC 8.75% 2014	2,250	2,329
WDAC Intermediate Corp. 8.375% 2014[2]	1,675	1,767
WDAC Intermediate Corp. 8.50% 2014	375	532
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015[2]	2,250	2,272
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,250	2,205
Vidéotron Ltée 6.875% 2014	1,225	1,207
Vidéotron Ltée 6.375% 2015	1,000	955
Standard Pacific Corp. 5.125% 2009	1,002	947
Standard Pacific Corp. 6.50% 2010	923	863
Standard Pacific Corp. 6.25% 2014	60	53
Standard Pacific Corp. 7.00% 2015	310	274
Ford Motor Co. 6.50% 2018	2,592	2,112
Grupo Posadas, SA de CV 8.75% 2011[2]	2,000	2,110
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,033
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,065
Sun Media Corp. 7.625% 2013	2,000	2,020
Bon-Ton Department Stores, Inc. 10.25% 2014	1,950	1,984
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[2]	1,850	1,864
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,785
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,274
Mohegan Tribal Gaming Authority 7.125% 2014	500	497
Goodyear Tire & Rubber Co. 8.625% 2011[2]	1,624	1,717
Sealy Mattress Co. 8.25% 2014	1,550	1,596
iesy Repository GmbH 10.125% 2015	1,000	1,441
Liberty Media Corp. 8.25% 2030	1,375	1,340
Local T.V. Finance LLC 9.25% 2015[2,7]	1,170	1,164
Delphi Corp. 6.50% 2013[9]	985	1,145
News America Inc. 5.30% 2014	1,165	1,127
Linens ‘n Things, Inc. 10.981% 2014[5]	1,050	784
Meritage Homes Corp. 6.25% 2015	825	738
Carmike Cinemas, Inc., Term Loan B, 8.61% 2012[5,6]	470	474
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	375	369
Stoneridge, Inc. 11.50% 2012	2	2
		183,303

FINANCIALS — 1.65%
Washington Mutual, Inc. 5.25% 2017	$2,000	$ 1,860
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[2,5]	5,100	4,939
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[2,5]	7,100	7,009
Lazard Group LLC 7.125% 2015	4,880	5,041
Lazard Group LLC 6.85% 2017[2]	2,275	2,281
UniCredito Italiano SpA 5.584% 2017[2,5]	3,500	3,493
HVB Funding Trust I 8.741% 2031[2]	900	1,102
HVB Funding Trust III 9.00% 2031[2]	1,600	1,995
HBOS PLC, Series B, 5.92% (undated)[2,5]	6,500	6,106
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,958
Prudential Holdings, LLC, Series C, 8.695% 2023[2,6]	3,000	3,632
Residential Capital Corp. 6.00% 2011	5,250	5,084
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,924
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,932
International Lease Finance Corp. 4.35% 2008	1,500	1,481
American International Group, Inc., Series A-1, 6.25% 2087[5]	3,250	3,083
Ambac Financial Group, Inc. 6.15% 2087[5]	5,000	4,496
Countrywide Financial Corp., Series B, 5.80% 2012	4,400	4,374
BOI Capital Funding (No. 2) LP 5.571% (undated)[2,5]	4,500	4,274
SLM Corp., Series A, 5.00% 2015	5,000	4,115
BNP Paribas 7.195% (undated)[2,5]	4,000	4,058
Monumental Global Funding III 5.556% 2014[2,5]	4,000	4,000
iStar Financial, Inc. 6.05% 2015	4,000	3,930
Merrill Lynch & Co., Inc. 6.11% 2037	4,000	3,766
TuranAlem Finance BV 8.50% 2015	2,000	1,958
TuranAlem Finance BV 8.25% 2037[2]	1,750	1,684
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	3,500	3,374
Liberty Mutual Group Inc. 6.50% 2035[2]	1,335	1,218
Liberty Mutual Group Inc. 7.50% 2036[2]	1,750	1,780
Lehman Brothers Holdings Inc., Series H, 5.50% 2016	3,000	2,918
Plum Creek Timberlands, LP 5.875% 2015	3,000	2,909
Fifth Third Capital Trust IV 6.50% 2067[5]	3,000	2,905
E*TRADE Financial Corp. 7.875% 2015	2,560	2,678
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	2,560	2,596
Capmark Financial Group, Inc. 5.875% 2012[2]	2,600	2,569
Kimco Realty Corp. 5.70% 2017	2,495	2,430
HSBK (Europe) B.V. 7.25% 2017[2]	2,295	2,233
FelCor Lodging LP 8.50% 2011[5]	2,072	2,189
National Westminster Bank PLC 7.75% (undated)[5]	2,000	2,011
Simon Property Group, LP 5.875% 2017	2,000	1,993
Glen Meadow Pass Through Trust 6.505% 2067[2,5]	2,000	1,966
Ford Motor Credit Co. 7.375% 2011	2,000	1,955
PNC Funding Corp., Series II, 6.113% (undated)[2,5]	1,800	1,757
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2]	1,780	1,699
CNA Financial Corp. 7.25% 2023	1,550	1,599
Assurant, Inc. 5.625% 2014	1,500	1,470
Rouse Co. 6.75% 2013[2]	1,225	1,230
QBE Capital Funding II LP 6.797% (undated)[2,5]	1,125	1,100
Hospitality Properties Trust 6.75% 2013	1,000	1,033
Federal Realty Investment Trust 6.125% 2007	1,000	1,002
Brandywine Operating Partnership, LP 5.75% 2012	1,000	1,000
Resona Bank, Ltd. 5.85% (undated)[2,5]	1,000	958
ProLogis 5.625% 2015	600	588
Standard Chartered PLC 6.409% (undated)[2,5]	100	96
		141,831

INDUSTRIALS — 0.98%
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[2]	$3,500	$ 3,719
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[2,8]	4,885	3,468
Hawker Beechcraft 8.50% 2015[2]	525	543
Hawker Beechcraft 8.875% 2015[2,7]	3,865	3,991
Hawker Beechcraft 9.75% 2017[2]	350	367
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,6]	4,023	4,134
DRS Technologies, Inc. 6.875% 2013	2,100	2,047
DRS Technologies, Inc. 6.625% 2016	850	824
DRS Technologies, Inc. 7.625% 2018	1,025	1,040
ARAMARK Corp., Term Loan B, 7.36% 2014[5,6]	2,485	2,494
ARAMARK Corp., Term Loan B, Letter of Credit, 7.475% 2014[5,6]	194	195
ARAMARK Corp. 8.50% 2015[2]	1,125	1,150
Allied Waste North America, Inc., Series B, 5.75% 2011	750	717
Allied Waste North America, Inc., Series B, 6.125% 2014	750	709
Allied Waste North America, Inc., Series B, 7.375% 2014	2,415	2,397
THL Buildco, Inc. 8.50% 2014	3,730	3,571
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,278	3,503
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[5,6]	1,097	1,113
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[5,6]	2,324	2,321
Accuride Corp. 8.50% 2015	3,340	3,315
TransDigm Inc. 7.75% 2014	2,500	2,537
TransDigm Group Inc. 7.75% 2014[2]	625	634
K&F Industries, Inc. 7.75% 2014	2,975	3,168
Raytheon Co. 4.85% 2011	3,000	2,929
TFM, SA de CV 9.375% 2012	2,500	2,687
Atlas Copco AB 5.60% 2017[2]	2,750	2,685
Goodman Global Holdings, Inc., Series B, 7.875% 2012	2,685	2,672
Standard Aero Holdings, Inc. 8.25% 2014	2,375	2,541
Hertz Corp. 10.50% 2016	2,125	2,359
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	2,167	2,302
Williams Scotsman, Inc. 8.50% 2015	2,200	2,282
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	1,490	1,577
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	664	643
Waste Management, Inc. 6.875% 2009	2,000	2,046
Ashtead Group PLC 8.625% 2015[2]	1,050	1,076
Ashtead Capital, Inc. 9.00% 2016[2]	900	947
USG Corp. 6.30% 2016	2,000	1,958
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	710	724
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,092	1,134
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	137	138
United Air Lines, Inc., Series 1995-A1, 9.02% 2012[1,6,9]	780	451
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	314	316
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,9]	1,686	624
ACIH, Inc. 0%/11.50% 2012[2,8]	1,815	1,461
Mobile Storage Group, Inc. 9.75% 2014[2]	1,025	1,097
RSC Equipment Rental, Second Lien Term Loan B, 8.82% 2013[5,6]	895	900
Alion Science and Technology Corp. 10.25% 2015	840	871
		84,377

TELECOMMUNICATION SERVICES — 0.81%
American Tower Corp. 7.125% 2012	7,840	8,056
American Tower Corp. 7.50% 2012	250	258
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	1,500	1,575
American Cellular Corp., Series B, 10.00% 2011	370	389
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,353
Dobson Communications Corp. 8.875% 2013	1,750	1,838
American Cellular Corp., Term Loan B, 7.36% 2014[5,6]	1,446	1,447
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,589
Centennial Communications Corp. 11.099% 2013[5]	1,000	1,050
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	3,600	3,699
SBC Communications Inc. 4.125% 2009	2,250	2,189
BellSouth Corp. 4.20% 2009	3,000	2,923
SBC Communications Inc. 5.10% 2014	1,125	1,075
Windstream Corp. 8.125% 2013	4,325	4,541
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,358
Windstream Corp. 8.625% 2016	150	159
Triton PCS, Inc. 8.50% 2013	5,800	5,960
Rural Cellular Corp. 11.106% 2012[5]	1,300	1,346
Rural Cellular Corp. 8.36% 2013[2,5]	4,250	4,250
Verizon Communications Inc. 5.50% 2017	5,050	4,876
Telecom Italia Capital SA 7.20% 2036	4,000	4,125
Intelsat (Bermuda), Ltd. 8.25% 2013	1,855	1,892
Intelsat Corp. 9.00% 2016	1,750	1,842
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,545	2,679
Hawaiian Telcom Communications, Inc. 10.86% 2013[5]	175	179
Hawaiian Telcom Communications, Inc., Term Loan C, 7.61% 2014[5,6]	750	748
Level 3 Financing, Inc. 9.25% 2014	2,625	2,664
Millicom International Cellular SA 10.00% 2013	2,010	2,186
Cricket Communications, Inc. 9.375% 2014	1,710	1,774
MetroPCS Wireless, Inc. 9.25% 2014[2]	1,500	1,556
		69,576

ENERGY — 0.69%
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	675	682
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,656
Williams Companies, Inc. 8.75% 2032	8,695	10,108
Enterprise Products Operating LP 6.875% 2033	2,600	2,653
Enterprise Products Operating LP 7.034% 2068[5]	5,675	5,481
Kinder Morgan Energy Partners LP 6.00% 2017	6,285	6,162
Canadian Natural Resources Ltd. 5.70% 2017	6,000	5,815
Newfield Exploration Co. 6.625% 2014	1,225	1,188
Newfield Exploration Co. 6.625% 2016	3,925	3,797
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,6]	5,000	4,652
Pogo Producing Co. 7.875% 2013	2,075	2,127
Pogo Producing Co. 6.625% 2015	150	149
Pogo Producing Co. 6.875% 2017	1,750	1,746
Drummond Co., Inc. 7.375% 2016[2]	3,600	3,402
Petroplus Finance Ltd. 6.75% 2014[2]	1,750	1,693
Petroplus Finance Ltd. 7.00% 2017[2]	1,550	1,500
TransCanada PipeLines Ltd. 6.35% 2067[5]	3,230	3,111
Encore Acquisition Co. 6.00% 2015	2,000	1,775
International Coal Group, Inc. 10.25% 2014	1,250	1,298
Ship Finance International Ltd. 8.50% 2013	550	569
		59,564

MATERIALS — 0.52%
C8 Capital (SPV) Ltd. 6.64% (undated)[2,5]	2,000	1,971
C10 Capital (SPV) Ltd. 6.722% (undated)[2,5]	5,585	5,452
Berry Plastics Holding Corp. 10.25% 2016	3,175	3,191
Building Materials Corp. of America 7.75% 2014	2,950	2,876
Georgia Gulf Corp. 9.50% 2014	2,155	2,155
Georgia Gulf Corp. 10.75% 2016	720	720
Plastipak Holdings, Inc. 8.50% 2015[2]	2,750	2,860
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	908
Stone Container Corp. 8.375% 2012	500	503
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,414
Owens-Illinois, Inc. 7.35% 2008	750	756
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,063
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,440	2,580
AEP Industries Inc. 7.875% 2013	2,440	2,452
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,628
Ainsworth Lumber Co. Ltd. 6.75% 2014	875	655
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,180	2,082
Metals USA Holdings Corp. 11.36% 2012[2,5,7]	2,225	2,047
Stora Enso Oyj 7.25% 2036[2]	2,000	1,998
AMH Holdings, Inc. 0%/11.25% 2014[8]	1,860	1,395
Graphic Packaging International, Inc. 8.50% 2011	1,250	1,284
Equistar Chemicals, LP 10.125% 2008	1,200	1,254
Nalco Co. 7.75% 2011	1,190	1,205
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,177
JSG Funding PLC 9.625% 2012	145	153
		44,779

ASSET-BACKED OBLIGATIONS[6]— 0.51%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.45% 2013[5]	9,860	9,895
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2]	6,860	6,693
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[5]	2,000	1,974
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured,6.2% 2037[5]	4,250	4,248
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.07% 2034[5]	5,000	5,040
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.62% 2019[2,5]	3,417	3,417
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	2,303	2,335
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	2,028	2,006
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,030	2,001
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[2]	1,042	1,024
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	700	700
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,679
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[2]	1,500	1,500
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[5]	750	728
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.72% 2034[5]	507	508
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[5]	327	327
		44,075

HEALTH CARE — 0.50%
Cardinal Health, Inc. 5.80% 2016[2]	7,250	7,034
Tenet Healthcare Corp. 6.375% 2011	3,725	3,422
Tenet Healthcare Corp. 7.375% 2013	2,090	1,899
Tenet Healthcare Corp. 9.875% 2014	650	647
Tenet Healthcare Corp. 9.25% 2015	725	692
HealthSouth Corp. 10.75% 2016	5,750	6,268
HCA Inc., Term Loan B, 7.60% 2013[5,6]	2,637	2,656
HCA Inc. 9.625% 2016[2,7]	875	943
PTS Acquisition Corp. 9.50% 2015[2,7]	3,460	3,417
VWR International, Inc. 10.25% 2015[2,7]	2,850	2,857
Warner Chilcott Corp. 8.75% 2015	2,496	2,577
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,501
Hospira, Inc. 5.55% 2012	2,395	2,377
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,040	2,213
Viant Holdings Inc. 10.125% 2017[2]	1,621	1,637
Surgical Care Affiliates, Inc. 8.875% 2015[2,7]	800	800
Accellent Inc. 10.50% 2013	715	713
		42,653

INFORMATION TECHNOLOGY — 0.43%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	3,500	3,464
Electronic Data Systems Corp. 7.45% 2029	1,885	1,925
Sanmina-SCI Corp. 8.125% 2016	5,500	5,143
Hughes Communications, Inc. 9.50% 2014	4,550	4,778
NXP BV and NXP Funding LLC 7.875% 2014	1,650	1,634
NXP BV and NXP Funding LLC 9.50% 2015	2,880	2,851
SunGard Data Systems Inc. 9.125% 2013	3,380	3,477
Serena Software, Inc. 10.375% 2016	2,730	2,955
Sensata Technologies BV 8.00% 2014[5]	3,010	2,920
Celestica Inc. 7.875% 2011	1,655	1,614
Celestica Inc. 7.625% 2013	1,145	1,076
Iron Mountain Inc. 7.75% 2015	1,590	1,558
Iron Mountain Inc. 6.625% 2016	980	904
Cisco Systems, Inc. 5.25% 2011	2,375	2,363
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	740	544
		37,206

CONSUMER STAPLES — 0.42%
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	4,920	5,203
Yankee Candle Co., Inc., Series B, 8.50% 2015	2,425	2,364
Yankee Candle Co., Inc., Series B, 9.75% 2017	2,725	2,650
Constellation Brands, Inc. 7.25% 2017[2]	3,970	3,891
Stater Bros. Holdings Inc. 8.125% 2012	3,425	3,468
SUPERVALU INC., Term Loan B, 6.86% 2012[5,6]	744	748
Albertson’s, Inc. 8.00% 2031	2,500	2,568
Dole Food Co., Inc. 7.25% 2010	1,400	1,358
Dole Food Co., Inc. 8.875% 2011	1,360	1,346
Vitamin Shoppe Industries Inc. 12.86% 2012[5]	2,380	2,487
Rite Aid Corp. 6.125% 2008[2]	2,125	2,093
Delhaize Group 6.50% 2017[2]	1,750	1,760
Elizabeth Arden, Inc. 7.75% 2014	1,680	1,701
Duane Reade Inc. 9.75% 2011	1,445	1,420
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[2]	1,325	1,368
Tyson Foods, Inc. 6.85% 2016[5]	1,325	1,367
		35,792

UTILITIES — 0.38%
Edison Mission Energy 7.50% 2013	3,725	3,706
Edison Mission Energy 7.75% 2016	1,150	1,150
Midwest Generation, LLC, Series B, 8.56% 2016[6]	3,214	3,429
Edison Mission Energy 7.00% 2017[2]	600	569
Edison Mission Energy 7.20% 2019[2]	650	614
Edison Mission Energy 7.625% 2027[2]	1,150	1,093
NRG Energy, Inc. 7.25% 2014	2,250	2,261
NRG Energy, Inc. 7.375% 2016	2,125	2,136
MidAmerican Energy Holdings Co. 6.125% 2036	3,000	2,908
AES Corp. 9.375% 2010	112	120
AES Corp. 8.75% 2013[2]	2,200	2,332
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	2,500	2,450
Exelon Generation Co., LLC 6.95% 2011	1,680	1,746
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,140
Sierra Pacific Resources 8.625% 2014	550	593
Scottish Power PLC 5.375% 2015	1,500	1,463
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,456
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,370
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,6]	1,344	1,329
PSEG Energy Holdings Inc. 8.625% 2008	725	738
		32,603

NON-U.S. GOVERNMENT BONDS & NOTES — 0.17%
Argentina (Republic of) 5.83% 2033[6,7,10]	ARS3,921	1,160
Argentina (Republic of) GDP-Linked 2035	$19,550	2,864
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP16,250	2,782
Egypt (Arab Republic of) Treasury Bill 0% 2007	4,100	704
Egypt (Arab Republic of) Treasury Bill 0% 2008	2,900	492
Indonesia (Republic of) 11.00% 2020	IDR 8,750,000	1,083
Indonesia (Republic of) 12.80% 2021	10,405,000	1,442
Indonesia (Republic of) 12.90% 2022	2,241,000	313
Brazil (Federal Republic of) Global 10.25% 2028	BRL4,040	2,356
Colombia (Republic of) Global 12.00% 2015	COP1,990,000	1,171
		14,367

Total bonds & notes (cost: $1,885,540,000)		1,862,307

Short-term securities — 5.99%

CAFCO, LLC 5.225%–5.26% due 8/7–8/14/2007[2,11]	$37,000	36,784
CAFCO, LLC 5.23%–5.26% due 7/12–9/21/2007[2]	32,600	32,365
Edison Asset Securitization LLC 5.23%–5.24% due 7/23–8/20/2007[2]	56,000	55,657
AT&T Inc. 5.24% due 7/24–7/30/2007[2]	38,800	38,653
Coca-Cola Co. 5.19%–5.23% due 7/16–8/21/2007[2]	32,700	32,573
IBM Corp. 5.19% due 7/2/2007[2]	31,325	31,316
Honeywell International Inc. 5.17%–5.20% due 7/20–9/10/2007[2]	28,600	28,491
Triple-A One Funding Corp. 5.26% due 7/9/2007[2]	25,000	24,967
Hewlett-Packard Co. 5.26% due 7/11/2007[2]	25,000	24,960
Illinois Tool Works Inc. 5.22% due 7/12/2007	25,000	24,956
International Lease Finance Corp. 5.235% due 7/13/2007	22,000	21,958
Kimberly-Clark Worldwide Inc. 5.20% due 7/9/2007[2]	20,000	19,974
Abbott Laboratories 5.21% due 7/9/2007[2]	20,000	19,974
Emerson Electric Co. 5.24% due 7/10/2007[2]	20,000	19,971
NetJets Inc. 5.22% due 8/7/2007[2,11]	20,000	19,891
Procter & Gamble International Funding S.C.A. 5.22% due 9/20/2007[2]	20,000	19,767
Wal-Mart Stores Inc. 5.18% due 8/21/2007[2]	18,100	17,965
Paccar Financial Corp. 5.20% due 8/15/2007[11]	16,600	16,494
Federal Home Loan Bank 5.115% due 7/18/2007	13,200	13,168
Fannie Mae 5.11% due 8/22/2007	5,400	5,362
Johnson & Johnson 5.17% due 7/13/2007[2]	5,300	5,290
JPMorgan Chase & Co. 5.22% due 8/16/2007[11]	3,300	3,278
Three Pillars Funding, LLC 5.37% due 7/2/2007[2]	800	800

Total short-term securities (cost: $514,586,000)		514,614

Total investment securities (cost: $7,026,295,000)		$8,588,653
Other assets less liabilities		(5,516)

Net assets		$8,583,137

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $756,279,000.
[2]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $782,848,000, which represented 9.12% of the net assets of the fund.

[3]	Security did not produce income during the last 12 months.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Index-linked bond whose principal amount moves with a government retail price index.
[11]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Bond Fund
Investment portfolio

June 30, 2007		unaudited

	Principal amount	Market value
Bonds & notes — 80.59%	(000)	(000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 14.04%
U.S. Treasury 4.375% 2008	$ 30,000	$ 29,902
U.S. Treasury 3.875% 2009	7,500	7,363
U.S. Treasury 4.50% 2011	93,793	92,225
U.S. Treasury 4.875% 2011	31,395	31,349
U.S. Treasury 5.00% 2011	2,000	2,009
U.S. Treasury 4.875% 2012	9,520	9,509
U.S. Treasury 10.375% 2012	1,000	1,021
U.S. Treasury 4.25% 2013	147,375	142,308
U.S. Treasury 4.50% 2016	81,175	78,226
U.S. Treasury 4.50% 2036	37,519	33,978
Federal Home Loan Bank 4.625% 2007	11,770	11,768
Federal Home Loan Bank 5.125% 2008	16,885	16,866
Federal Home Loan Bank 5.25% 2008	45,615	45,583
Federal Home Loan Bank 5.625% 2016	2,000	1,995
Freddie Mac 4.00% 2007	50,685	50,612
Fannie Mae 5.25% 2007	7,000	7,000
Fannie Mae 1.75% 2008	¥640,000	5,231
Fannie Mae 5.25% 2012	$16,000	15,824
Fannie Mae 4.625% 2013	20,000	19,120
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,696
CoBank ACB 5.96% 2022[1,2]	4,250	4,258
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	471	475
		611,318

FINANCIALS — 13.49%
Residential Capital Corp. 6.457% 2009[2]	5,000	4,994
Residential Capital Corp. 7.187% 2009[1,2]	3,310	3,297
Residential Capital Corp. 6.375% 2010	10,375	10,248
Residential Capital Corp. 6.00% 2011	2,000	1,937
General Motors Acceptance Corp. 7.25% 2011	3,880	3,870
General Motors Acceptance Corp. 6.625% 2012	5,000	4,833
General Motors Acceptance Corp. 6.875% 2012	7,000	6,849
General Motors Acceptance Corp. 7.00% 2012	2,200	2,160
Residential Capital Corp. 6.50% 2013	8,125	7,863
General Motors Acceptance Corp. 6.75% 2014	1,500	1,439
General Motors Acceptance Corp. 7.56% 2014[2]	5,000	5,058
Residential Capital Corp. 6.875% 2015	1,775	1,724
Washington Mutual, Inc. 5.66% 2012[2]	6,850	6,802
Washington Mutual Bank 5.78% 2013[2]	4,265	4,271
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2]	14,000	13,559
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	11,800	11,284
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2]	3,900	3,850
Ford Motor Credit Co. 9.75% 2010[2]	14,500	15,151
Ford Motor Credit Co. 7.25% 2011	2,425	2,336
Ford Motor Credit Co. 8.105% 2012[2]	6,670	6,659
Ford Motor Credit Co. 8.00% 2016	8,275	7,939
AIG SunAmerica Global Financing VII 5.85% 2008[1]	1,000	1,004
American General Finance Corp., Series J, 5.64% 2011[2]	5,000	5,028
International Lease Finance Corp., Series R, 5.40% 2012	2,500	2,476
International Lease Finance Corp., Series R, 5.625% 2013	6,875	6,869
American General Finance Corp., Series I, 5.85% 2013	2,500	2,515
International Lease Finance Corp., Series R, 5.65% 2014	2,500	2,483
ILFC E-Capital Trust II 6.25% 2065[1,2]	8,865	8,660
American International Group, Inc., Series A-1, 6.25% 2087[2]	2,000	1,897
HSBK (Europe) B.V. 7.75% 2013	3,125	3,203
HSBK (Europe) B.V. 7.75% 2013[1]	505	518
HSBK (Europe) B.V. 7.25% 2017[1]	13,760	13,387
Capmark Financial Group, Inc. 6.007% 2010[1,2]	6,750	6,767
Capmark Financial Group, Inc. 5.875% 2012[1]	4,000	3,952
Capmark Financial Group, Inc. 6.30% 2017[1]	6,000	5,915
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	7,300	7,338
Santander Perpetual, SA Unipersonal 4.375% (undated)[2]	€2,065	2,637
Abbey National PLC 6.70% (undated)[2]	$5,600	5,655
CIT Group Inc. 6.875% 2009	2,500	2,567
CIT Group Inc. 5.635% 2011[2]	5,000	4,984
CIT Group Inc. 5.40% 2013	4,000	3,892
CIT Group Inc. 6.10% 2067[2]	4,500	4,106
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,745	3,905
UniCredito Italiano SpA 5.584% 2017[1,2]	$9,480	9,462
HVB Funding Trust I 8.741% 2031[1]	1,245	1,524
Realogy Corp. 7.15% 2011[1,2]	4,750	4,786
Realogy Corp. 10.50% 2014[1]	4,280	4,087
Realogy Corp. 11.00% 2014[1,4]	4,000	3,780
Realogy Corp. 7.50% 2016[1,2]	1,500	1,508
J.P. Morgan Chase & Co. 4.875% 2014	770	733
J.P. Morgan Chase & Co. 4.891% 2015	5,300	5,201
JPMorgan Chase Capital XXI, Series U, 6.305% 2037[2]	7,500	7,435
Sumitomo Mitsui Banking Corp. 4.375% 2014[2]	€645	2,202
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	$10,770	10,280
PNC Funding Corp. 5.555% 2014[2]	5,000	5,005
PNC Funding Corp., Series II, 6.113% (undated)[1,2]	1,600	1,562
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	5,600	5,671
CNA Financial Corp. 6.60% 2008	1,736	1,760
CNA Financial Corp. 5.85% 2014	625	613
CNA Financial Corp. 6.50% 2016	5,540	5,595
CNA Financial Corp. 7.25% 2023	3,000	3,094
Fifth Third Capital Trust IV 6.50% 2067[2]	11,000	10,651
HBOS PLC 5.375% (undated)[1,2]	7,750	7,514
HBOS PLC, Series B, 5.92% (undated)[1,2]	2,500	2,348
Bank of Scotland 7.00% (undated)[1,2]	480	483
Kimco Realty Corp. 6.00% 2012	500	507
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,360
Kimco Realty Corp. 5.70% 2017	7,400	7,207
Hartford Financial Services Group, Inc. 5.95% 2036	1,115	1,071
Glen Meadow Pass Through Trust 6.505% 2067[1,2]	9,050	8,896
TuranAlem Finance BV 7.75% 2013[1]	1,000	964
TuranAlem Finance BV 8.50% 2015	2,500	2,447
TuranAlem Finance BV 8.50% 2015[1]	375	367
TuranAlem Finance BV 8.25% 2037[1]	5,000	4,813
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,075
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,506
Host Hotels & Resorts, LP, Series S, 6.875% 2014	3,000	2,981
Rouse Co. 3.625% 2009	1,140	1,098
Rouse Co. 7.20% 2012	2,360	2,434
Rouse Co. 6.75% 2013[1]	4,500	4,518
Resona Bank, Ltd. 3.75% 2015[2]	€1,015	1,330
Resona Bank, Ltd. 4.125% (undated)[2]	970	1,245
Resona Bank, Ltd. 5.85% (undated)[1,2]	$5,465	5,234
Countrywide Home Loans, Inc., Series M, 4.125% 2009[3]	2,500	2,426
Countrywide Financial Corp., Series B, 5.78% 2012[2]	5,000	5,009
BNP Paribas 7.195% (undated)[1,2]	7,200	7,304
Standard Chartered PLC 6.409% (undated)[1,2]	7,400	7,069
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€1,595	2,020
Westfield Group 5.40% 2012[1]	$5,000	4,936
Metropolitan Life Global Funding I, Series 2003-4, 2.60% 2008[1]	4,450	4,331
Metlife, Inc. 5.50% 2014	2,044	2,010
iStar Financial, Inc. 7.00% 2008	950	958
iStar Financial, Inc. 5.375% 2010	3,500	3,466
iStar Financial, Inc. 6.00% 2010	750	754
iStar Financial, Inc., Series B, 5.125% 2011	1,000	980
Kazkommerts International BV 7.00% 2009[1]	500	504
Kazkommerts International BV 7.875% 2014[1]	800	795
Kazkommerts International BV 8.00% 2015	1,300	1,269
Kazkommerts International BV 8.00% 2015[1]	1,250	1,220
Kazkommerts International BV, Series 4, 7.50% 2016	2,000	1,885
Bank of America Corp. 6.10% 2017	5,000	5,066
Hospitality Properties Trust 6.75% 2013	1,500	1,549
Hospitality Properties Trust 6.30% 2016	1,300	1,312
Hospitality Properties Trust 5.625% 2017	2,255	2,156
Capital One Financial Corp. 6.15% 2016	5,000	4,945
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	5,000	4,858
Lloyds TSB Group PLC 6.267% (undated)[1,2]	5,000	4,752
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,705
New York Life Global Funding 3.875% 2009[1]	2,250	2,202
New York Life Global Funding 4.625% 2010[1]	2,500	2,459
AXA SA 6.463% (undated)[1,2]	5,000	4,657
Prudential Financial, Inc., Series D, 6.10% 2017	3,000	3,039
Prudential Holdings, LLC, Series C, 8.695% 2023[1,3]	1,250	1,513
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[2]	4,500	4,413
Downey Financial Corp. 6.50% 2014	4,500	4,407
E*TRADE Financial Corp. 8.00% 2011	1,250	1,287
E*TRADE Financial Corp. 7.375% 2013	1,900	1,938
E*TRADE Financial Corp. 7.875% 2015	1,050	1,099
Development Bank of Singapore Ltd. 7.875% 2009[1]	4,000	4,186
American Express Co. 6.80% 2066[2]	4,000	4,131
Allstate Financial Global Funding LLC 4.25% 2008[1]	1,250	1,231
Allstate Corp., Series A, 6.50% 2067[2]	3,000	2,846
Silicon Valley Bank 5.70% 2012	4,000	3,960
Lincoln National Corp. 7.00% 2066[2]	3,800	3,906
Liberty Mutual Group Inc. 7.50% 2036[1]	1,045	1,063
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	3,000	2,832
North Front Pass Through Trust 5.81% 2024[1,2]	3,125	3,024
Nationwide Mutual Insurance Co. 7.875% 2033[1]	750	867
Genworth Financial, Inc. 6.15% 2066[2]	4,000	3,798
Merrill Lynch & Co., Inc. 6.11% 2037	3,970	3,737
UnumProvident Corp. 5.859% 2009	2,000	2,007
UnumProvident Finance Co. PLC 6.85% 2015[1]	1,500	1,535
Simon Property Group, LP 4.875% 2010	1,000	984
Simon Property Group, LP 5.375% 2011	2,500	2,483
Household Finance Corp. 4.125% 2009	2,000	1,943
HSBC Finance Corp. 4.625% 2010	1,500	1,461
BBVA International SA Unipersonal 5.919% (undated)[1,2]	3,600	3,384
Lazard Group LLC 7.125% 2015	3,010	3,110
ERP Operating LP 4.75% 2009	1,000	986
ERP Operating LP 6.625% 2012	2,000	2,078
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	3,000	3,015
US Bank National Assn. 4.40% 2008	3,000	2,959
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2]	3,000	2,944
Citigroup Inc. 4.125% 2010	3,000	2,912
Wells Fargo Bank, National Assn. 4.75% 2015	3,000	2,818
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[1,2]	2,500	2,508
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	497
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,022
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	974
ProLogis 5.50% 2012	2,500	2,482
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[1,2]	2,500	2,476
Banco Mercantil del Norte, SA 6.135% 2016[1]	1,550	1,556
Banco Mercantil del Norte, SA 6.862% 2021[1]	900	904
ACE INA Holdings Inc. 5.875% 2014	1,080	1,075
ACE INA Holdings Inc. 6.70% 2036	1,155	1,176
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,214
Shinsei Bank, Ltd. 3.75% 2016[2]	€1,030	1,331
Shinsei Bank, Ltd. 3.75% 2016[2]	675	872
Rodamco Europe Finance BV, Series 5, 3.75% 2012	1,600	2,035
Developers Diversified Realty Corp. 3.875% 2009	$ 1,000	975
Developers Diversified Realty Corp. 4.625% 2010	1,000	971
Plum Creek Timberlands, LP 5.875% 2015	2,000	1,940
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[1]	2,000	1,939
Catlin Insurance Ltd. 7.249% (undated)[1,2]	2,000	1,906
ORIX Corp. 5.48% 2011	1,700	1,677
Banco Santander-Chile 5.375% 2014[1]	1,500	1,465
City National Corp. 5.125% 2013	1,500	1,459
Ambac Financial Group, Inc. 6.15% 2087[2]	1,430	1,286
Chohung Bank 4.50% 2014[2]	1,030	1,005
Chevy Chase Bank, FSB 6.875% 2013	1,000	1,000
Assurant, Inc. 5.625% 2014	1,000	980
Zions Bancorporation 5.50% 2015	740	712
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	500	511
Advanta Capital Trust I, Series B, 8.99% 2026	500	497
National Westminster Bank PLC 7.75% (undated)[2]	250	251
		587,417

MORTGAGE-BACKED OBLIGATIONS[3]— 11.76%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	12,827
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,030
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	6,917
Fannie Mae 10.00% 2018	11	13
Fannie Mae 4.50% 2020	13,507	12,846
Fannie Mae 5.50% 2021	1,847	1,824
Fannie Mae 6.00% 2021	792	796
Fannie Mae, Series 2001-4, Class GA, 10.258% 2025[2]	141	154
Fannie Mae 6.00% 2026	3,668	3,649
Fannie Mae 5.50% 2027	10,876	10,571
Fannie Mae 6.00% 2027	23,966	23,845
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	170	175
Fannie Mae 7.50% 2031	29	30
Fannie Mae, Series 2001-20, Class C, 11.977% 2031[2]	86	96
Fannie Mae 5.50% 2033	17,274	16,740
Fannie Mae 4.50% 2035	4,518	4,111
Fannie Mae 5.00% 2035	3,015	2,831
Fannie Mae 5.50% 2035	1,444	1,397
Fannie Mae 5.50% 2036	4,351	4,201
Fannie Mae 6.00% 2036	9,744	9,644
Fannie Mae 5.50% 2037	14,191	13,688
Fannie Mae 6.00% 2037	4,211	4,149
Fannie Mae 6.50% 2037	4,604	4,634
Fannie Mae 6.50% 2037	4,500	4,521
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	126	129
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	115	117
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	166	171
Freddie Mac 4.00% 2015	1,933	1,801
Freddie Mac 5.00% 2035	5,724	5,374
Freddie Mac 5.00% 2035	5,584	5,242
Freddie Mac 5.50% 2035	2,759	2,667
Freddie Mac 5.50% 2035	2,756	2,664
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,963	1,949
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,297	2,311
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,853	2,050
Freddie Mac, Series 3257, Class PA, 5.50% 2036	7,478	7,340
Freddie Mac, Series 3318, Class JT, 5.50% 2037	5,488	5,350
Freddie Mac 6.00% 2037	9,000	8,902
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	4,939	4,737
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,334	2,238
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,110	2,095
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	2,031	2,004
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,674	1,662
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	3,514	3,472
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	2,884	2,881
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 6.029% 2035[2]	1,623	1,627
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	2,813	2,780
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	2,348	2,341
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.909% 2047[2]	3,793	3,769
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[1]	2,323	1,515
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,075
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	607	601
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,911
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[1,2]	5,000	4,659
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,712
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	4,000	3,858
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	7,000	6,807
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,003	1,010
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	5,000	4,954
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	10,500	10,508
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 5-A-1, 7.00% 2037	5,815	5,919
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	13,154	12,509
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	2,493	2,442
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.663% 2036[2]	3,395	3,359
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1]	1,750	1,736
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[1]	3,000	3,009
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[1]	3,000	2,958
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1]	4,500	4,452
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1]	3,000	2,969
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1]	2,000	1,962
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[1]	2,000	1,941
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1]	4,000	3,834
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1]	6,500	6,299
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	5,043	4,838
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	8,208	7,875
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.911% 2037[2]	12,395	12,601
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[1]	3,000	2,923
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[1]	6,300	6,219
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[1]	1,000	982
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1]	1,300	1,283
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1]	500	493
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	744	745
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,938
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	3,250	3,100
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	3,933
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.51% 2037[2]	4,000	3,947
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.688% 2037[1,2]	2,000	1,839
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,491
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,432
ABN AMRO Mortgage Corp., Series 2002-10, Class II-A-1, 5.00% 2018	10,376	9,953
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	3,532	3,389
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[2]	420	414
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.828% 2037[2]	4,405	4,356
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[2]	1,637	1,643
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	2,406	2,374
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	978	975
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	5,439	5,486
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	8,120	7,940
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,590
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,721	1,685
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	771
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,939
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.929% 2036[2]	6,884	6,854
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	7,037	6,752
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[1]	500	497
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1]	6,000	5,972
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.684% 2034[2]	1,814	1,756
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.659% 2037[2]	4,500	4,564
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,621
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	4,000	3,685
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.859% 2036[2]	5,501	5,441
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,534	1,523
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	3,608	3,583
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[1]	5,000	5,100
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[2]	2,000	1,931
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.843% 2039[2]	3,160	3,159
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.113% 2033[2]	696	688
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.963% 2034[2]	879	864
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	3,000	2,914
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,750	3,841
Nykredit 4.00% 2035	DKr23,462	$ 3,770
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	$ 937	962
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.024% 2042[2]	2,550	2,495
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[2]	3,000	2,965
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	672	677
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	755	758
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,346	1,402
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	2,855	2,714
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.515% 2027[1,2]	88	88
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1]	2,419	2,592
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,309	1,350
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.568% 2034[2]	1,054	1,048
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.322% 2030[2]	1,250	1,272
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.322% 2030[2]	1,000	1,018
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,551	1,492
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	30	30
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,283
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,250	1,264
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[2]	866	874
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	780
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	701	706
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	601	602
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[2]	540	536
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	498	524
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	473	479
		511,941

NON-U.S. GOVERNMENT BONDS & NOTES — 9.65%
Japanese Government 0.90% 2008	¥1,142,400	9,273
Japanese Government 1.80% 2008	1,666,300	13,655
Japanese Government 1.30% 2011	1,114,000	9,040
Japanese Government 1.50% 2014	720,000	5,775
Japanese Government 1.70% 2016	2,960,550	23,812
Japanese Government 2.30% 2035	654,900	5,165
Singapore (Republic of) 3.125% 2011	S$28,825	19,209
Singapore (Republic of) 3.75% 2016	19,760	13,907
Israeli Government 7.50% 2014	ILS53,297	14,049
Israeli Government 6.50% 2016	70,755	17,890
Korean Government 5.00% 2011	KRW 7,353,590	7,867
Korean Government 4.25% 2014	3,978,800	3,994
Korean Government 5.25% 2015	17,265,710	18,390
Spanish Government 4.25% 2007	€22,200	30,044
German Government 5.25% 2008	17,060	23,200
German Government 5.25% 2011	1,750	2,422
German Government 4.00% 2016	3,290	4,275
United Kingdom 5.00% 2008	£1,575	3,147
United Kingdom 4.75% 2015	9,596	18,263
United Kingdom 4.75% 2020	1,340	2,544
United Kingdom 4.75% 2038	2,970	5,929
Polish Government 5.75% 2010	PLN52,630	19,133
Polish Government 4.25% 2011	20,392	7,028
Hungarian Government 6.00% 2011	HUF1,319,280	7,032
Hungarian Government 7.25% 2012	3,162,120	17,685
Swedish Government 5.00% 2009	SKr164,645	24,354
United Mexican States Government Global 9.875% 2010	$1,000	1,107
United Mexican States Government Global 6.375% 2013	1,260	1,306
United Mexican States Government, Series MI10, 9.50% 2014	MXP89,900	9,183
United Mexican States Government, Series M20, 10.00% 2024	93,400	10,567
Canadian Government 3.75% 2008	C$10,150	9,491
Canadian Government 5.50% 2010	6,900	6,663
Canadian Government 4.25% 2026[5]	1,275	1,600
Malaysia 3.869% 2010	MYR27,435	8,071
Malaysia 3.718% 2012	10,000	2,945
Malaysia 4.262% 2016	20,900	6,408
French Government O.A.T. Eurobond 4.75% 2035	€9,730	13,175
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,116
Panama (Republic of) Global 7.125% 2026	390	417
Panama (Republic of) Global 9.375% 2029	500	665
Panama (Republic of) Global 6.70% 2036	3,450	3,536
Argentina (Republic of) 4.106% 2012[2,3]	2,000	1,428
Argentina (Republic of) 5.83% 2033[3,4,5]	ARS9,033	2,678
Russian Federation 8.25% 2010	$ 2,333	2,427
Russian Federation 8.25% 2010[1]	1,333	1,387
Dominican Republic 9.04% 2018[1]	1,093	1,251
El Salvador (Republic of) 7.65% 2035[1]	580	664
Brazil (Federal Republic of) Global 11.00% 2040	500	656
		419,823

CONSUMER DISCRETIONARY — 9.64%
General Motors Corp. 7.20% 2011	9,790	9,435
General Motors Corp. 7.125% 2013	12,440	11,709
General Motors Corp. 7.25% 2013	€1,000	1,321
General Motors Corp. 7.70% 2016	$ 8,645	8,061
General Motors Corp. 8.80% 2021	19,360	18,392
General Motors Corp. 9.40% 2021	1,000	982
General Motors Corp. 8.375% 2033	1,000	917
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	1,256
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	425	443
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	6,200	6,308
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,425	4,525
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014[2,3]	11,500	11,417
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,000	4,195
DaimlerChrysler North America Holding Corp. 5.79% 2009[2]	5,000	5,023
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,732
DaimlerChrysler North America Holding Corp. 7.75% 2011	3,250	3,462
Univision Communications Inc. 7.85% 2011	1,500	1,552
Univision Communications Inc., First Lien Term Loan B, 7.605% 2014[2,3]	1,850	1,818
Univision Communications Inc. 9.75% 2015[1,4]	11,025	10,942
Tele-Communications, Inc. 9.80% 2012	2,000	2,311
Comcast Corp. 5.85% 2015	6,275	6,181
Comcast Corp. 6.45% 2037	4,750	4,592
News America Inc. 4.75% 2010	2,000	1,961
News America Holdings Inc. 9.25% 2013	2,500	2,896
News America Holdings Inc. 8.25% 2018	4,885	5,605
News America Inc. 6.40% 2035	1,500	1,433
News America Inc. 6.75% 2038	1,000	1,050
J.C. Penney Co., Inc. 8.00% 2010	7,380	7,797
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,816
J.C. Penney Corp., Inc. 5.75% 2018	1,800	1,741
Delphi Automotive Systems Corp. 6.50% 2009[6]	7,500	8,981
Delphi Corp. 6.50% 2013[6]	480	558
Delphi Automotive Systems Corp. 6.55% 2006[6]	500	597
Delphi Automotive Systems Corp. 7.125% 2029[6]	1,750	2,096
Michaels Stores, Inc., Term Loan B, 7.625% 2013[2,3]	2,250	2,244
Michaels Stores, Inc. 10.00% 2014[1]	8,450	8,703
Michaels Stores, Inc. 0%/13.00% 2016[1,7]	750	476
Michaels Stores, Inc. 11.375% 2016[1]	750	787
MGM MIRAGE 6.00% 2009	4,750	4,732
MGM MIRAGE 6.75% 2012	4,000	3,840
MGM MIRAGE 6.75% 2013	1,250	1,194
MGM MIRAGE 5.875% 2014	1,700	1,547
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	2,951
K. Hovnanian Enterprises, Inc. 7.50% 2016	1,280	1,171
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,625	5,428
AOL Time Warner Inc. 6.875% 2012	1,250	1,305
AOL Time Warner Inc. 7.625% 2031	7,385	7,935
D.R. Horton, Inc. 8.00% 2009	2,700	2,777
D.R. Horton, Inc. 7.875% 2011	1,100	1,141
D.R. Horton, Inc. 5.25% 2015	4,700	4,212
D.R. Horton, Inc. 6.50% 2016	855	819
Cox Communications, Inc. 5.91% 2007[2]	1,750	1,754
Cox Communications, Inc. 7.875% 2009	1,500	1,569
Cox Communications, Inc. 4.625% 2010	1,750	1,710
Cox Communications, Inc. 5.45% 2014	3,500	3,391
NTL Cable PLC 8.75% 2014	2,675	2,769
NTL Cable PLC 8.75% 2014	€1,000	1,418
NTL Cable PLC 9.75% 2014	£700	1,454
NTL Cable PLC 9.125% 2016	$2,525	2,658
CanWest Media Inc., Series B, 8.00% 2012	8,253	8,232
Edcon Pty Ltd. 7.395% 2014[2]	€6,000	7,999
Beazer Homes USA, Inc. 8.625% 2011	$5,000	4,825
Beazer Homes USA, Inc. 8.125% 2016	3,145	3,098
Clear Channel Communications, Inc. 4.625% 2008	875	868
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,361
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,420
Clear Channel Communications, Inc. 5.50% 2014	1,425	1,219
Idearc Inc. 8.00% 2016	7,450	7,562
Claire’s Stores, Inc., Term Loan, 8.11% 2013[2,3]	5,550	5,508
Claire’s Stores, Inc. 9.25% 2015[1]	1,675	1,600
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,224
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,741
Standard Pacific Corp. 5.125% 2009	2,000	1,890
Standard Pacific Corp. 7.75% 2013	4,500	4,162
Standard Pacific Corp. 6.25% 2014	355	314
Standard Pacific Corp. 7.00% 2015	520	460
Liberty Media Corp. 7.75% 2009	1,750	1,820
Liberty Media Corp. 7.875% 2009	2,200	2,293
Liberty Media Corp. 8.25% 2030	2,375	2,315
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	750	779
Dex Media, Inc., Series B, 0%/9.00% 2013[7]	1,400	1,325
Dex Media, Inc., Series B, 0%/9.00% 2013[7]	1,250	1,183
R.H. Donnelley Corp., Series A-1, 6.875% 2013	425	405
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,275
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,200	1,254
Federated Retail Holdings, Inc. 5.35% 2012	3,850	3,786
Federated Retail Holdings, Inc. 5.90% 2016	1,800	1,757
Federated Retail Holdings, Inc. 6.375% 2037	555	536
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	6,200	6,006
Radio One, Inc., Series B, 8.875% 2011	4,600	4,732
Radio One, Inc. 6.375% 2013	1,300	1,229
CSC Holdings, Inc., Series B, 8.125% 2009	3,750	3,834
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	998
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	993
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,185
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,448
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,903
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,362
Harrah’s Operating Co., Inc. 5.625% 2015	1,000	816
Vidéotron Ltée 6.875% 2014	4,125	4,063
Vidéotron Ltée 6.375% 2015	1,000	955
Time Warner Cable Inc. 5.40% 2012[1]	5,000	4,915
Hilton Hotels Corp. 7.625% 2008	695	708
Hilton Hotels Corp. 7.20% 2009	825	852
Hilton Hotels Corp. 8.25% 2011	2,522	2,667
Grupo Posadas, SA de CV 8.75% 2011[1]	4,000	4,220
Thomson Corp. 6.20% 2012	1,035	1,054
Thomson Learning 10.50% 2015[1]	2,000	1,945
Thomson Corp. 5.50% 2035	1,180	1,021
Viacom Inc. 6.25% 2016	2,040	2,013
Viacom Inc. 6.875% 2036	2,010	1,948
MDC Holdings, Inc. 5.50% 2013	3,885	3,711
KB Home 5.875% 2015	560	490
KB Home 6.25% 2015	3,305	2,925
Centex Corp. 5.25% 2015	650	583
Centex Corp. 6.50% 2016	2,840	2,736
Visteon Corp. 8.25% 2010	1,500	1,496
Visteon Corp. 7.00% 2014	2,000	1,735
American Media Operations, Inc. 8.875% 2011	3,030	2,894
Kabel Deutschland GmbH 10.625% 2014	2,625	2,888
Toys “R” Us, Inc. 7.625% 2011	3,080	2,880
Young Broadcasting Inc. 10.00% 2011	2,716	2,716
Telenet Communications NV 9.00% 2013	€747	1,097
Telenet Group Holding NV 0%/11.50% 2014[1,7]	$1,635	1,553
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,392
Boyd Gaming Corp. 7.75% 2012	1,350	1,391
Boyd Gaming Corp. 6.75% 2014	1,000	985
Dillard’s, Inc. 6.625% 2008	700	705
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,495
Staples, Inc. 7.375% 2012	2,000	2,140
Tenneco Automotive Inc. 8.625% 2014	2,000	2,070
Neiman Marcus Group, Inc. 9.00% 2015[4]	1,900	2,043
Goodyear Tire & Rubber Co. 9.135% 2009[1,2]	1,375	1,385
Goodyear Tire & Rubber Co. 8.625% 2011[1]	617	652
Toll Brothers, Inc. 5.15% 2015	2,085	1,884
Seminole Tribe of Florida 5.798% 2013[1]	1,795	1,771
Cinemark USA, Inc., Term Loan B, 7.09% 2013[2,3]	844	846
Cinemark, Inc. 0%/9.75% 2014[7]	1,000	915
Technical Olympic USA, Inc. 7.50% 2015	2,155	1,444
Quebecor Media Inc. 7.75% 2016	1,325	1,352
LBI Media, Inc. 10.125% 2012	1,250	1,317
William Lyon Homes, Inc. 7.625% 2012	1,500	1,290
Carnival Corp. 3.75% 2007	500	497
Carnival Corp. 6.15% 2008	750	752
YUM! Brands, Inc. 7.70% 2012	1,000	1,079
Regal Cinemas Corp., Series B, 9.375% 2012[8]	1,000	1,048
AMC Entertainment Inc. 8.00% 2014	675	665
Ford Motor Co. 6.50% 2018	520	424
RBS-Zero Editora Jornalística SA 11.00% 2010[1]	189	208
		419,622

TELECOMMUNICATION SERVICES — 4.74%
Nextel Communications, Inc., Series E, 6.875% 2013	16,720	16,610
Nextel Communications, Inc., Series D, 7.375% 2015	17,975	17,983
SBC Communications Inc. 4.125% 2009	2,500	2,432
AT&T Corp. 7.30% 2011[2]	1,850	1,971
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,034
BellSouth Corp. 4.75% 2012	7,500	7,176
AT&T Wireless Services, Inc. 8.125% 2012	2,850	3,137
SBC Communications Inc. 5.10% 2014	2,700	2,579
SBC Communications Inc. 5.625% 2016	6,750	6,608
SBC Communications Inc. 6.45% 2034	2,130	2,112
Verizon Communications Inc. 5.50% 2017	16,385	15,821
Verizon Global Funding Corp. 7.75% 2030	1,900	2,134
U S WEST Capital Funding, Inc. 6.375% 2008	100	101
Qwest Capital Funding, Inc. 7.90% 2010	4,295	4,392
Qwest Capital Funding, Inc. 7.25% 2011	6,475	6,475
Qwest Communications International Inc. 7.25% 2011	4,000	4,050
Qwest Corp. 8.875% 2012	1,250	1,353
Qwest Capital Funding, Inc. 7.625% 2021	350	336
U S WEST Capital Funding, Inc. 6.875% 2028	700	615
American Tower Corp. 7.125% 2012	5,250	5,394
American Tower Corp. 7.50% 2012	4,500	4,646
Intelsat, Ltd. 6.50% 2013	3,000	2,423
Intelsat (Bermuda), Ltd. 8.25% 2013	1,775	1,811
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[7]	1,200	993
Intelsat Corp. 9.00% 2016	2,500	2,631
Intelsat (Bermuda), Ltd. 9.25% 2016	2,000	2,135
Telecom Italia SpA 6.25% 2012	€920	1,295
Telecom Italia Capital SA, Series B, 5.25% 2013	$2,750	2,624
Telecom Italia Capital SA 7.20% 2036	4,000	4,125
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,789
Windstream Corp. 8.625% 2016	5,800	6,163
Cricket Communications, Inc. 9.375 2014	4,880	5,063
Cricket Communications, Inc. 9.375% 2014[1]	2,700	2,801
France Télécom 7.75% 2011[2]	6,500	6,950
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	2,500	2,625
American Cellular Corp., Series B, 10.00% 2011	782	823
Dobson Cellular Systems, Inc. 9.875% 2012	500	541
Dobson Communications Corp. 8.875% 2013	1,688	1,772
American Cellular Corp., Term Loan B, 7.36% 2014[2,3]	998	998
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	3,021
Hawaiian Telcom Communications, Inc. 10.86% 2013[2]	2,195	2,250
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	1,283
Rogers Wireless Inc. 7.25% 2012	3,825	4,043
Rogers Wireless Inc. 7.50% 2015	1,975	2,119
Rural Cellular Corp. 8.36% 2013[1,2]	5,500	5,500
Cincinnati Bell Inc. 7.25% 2013	5,250	5,407
Embarq Corp. 6.738% 2013	5,000	5,102
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,050
Centennial Cellular Corp. 10.75% 2008	100	101
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,077
Centennial Communications Corp. 11.099% 2013[2]	500	525
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	2,700	2,774
Triton PCS, Inc. 8.50% 2013	3,250	3,339
Level 3 Financing, Inc. 9.25% 2014	2,500	2,538
NTELOS Inc., Term Loan B, 7.57% 2011[2,3]	2,444	2,456
Digicel Group Ltd. 8.875% 2015[1]	2,000	1,965
Deutsche Telekom International Finance BV 8.125% 2012[2]	€835	1,278
Singapore Telecommunications Ltd. 6.375% 2011[1]	$ 750	774
		206,123

INDUSTRIALS — 4.38%
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011	672	681
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012	8,627	8,958
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012	1,000	1,011
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[3]	280	281
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014	10,798	10,872
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	1,703	1,738
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011	1,000	1,004
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012	3,570	3,684
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	335	329
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	1,464	1,443
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	2,316	2,335
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	2,900	2,960
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	1,169	1,190
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	2,240	2,247
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	689	695
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,311	2,468
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	2,224	2,409
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	1,310	1,308
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	1,998	2,022
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	1,850	1,930
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	9,475	10,026
AMR Corp. 9.00% 2016	1,500	1,492
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	978	946
AMR Corp. 10.20% 2020	1,345	1,332
AMR Corp. 10.00% 2021	1,200	1,182
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]	673	680
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,6]	3,633	4,144
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	4,668	4,776
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	546	549
United Air Lines, Inc., Term Loan B, 7.375% 2014[2,3]	1,000	1,001
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	973	981
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,6]	231	—
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[2,3]	9,891	9,878
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,216
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	956
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,599
Allied Waste North America, Inc. 7.25% 2015	2,000	1,990
Allied Waste North America, Inc. 6.875% 2017	2,000	1,945
General Electric Co. 5.00% 2013	1,250	1,213
General Electric Capital Corp., Series A, 5.626% 2018[2]	2,000	2,009
General Electric Capital Corp., Series A, 5.736% 2026[2]	6,400	6,426
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[1]	5,300	5,631
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[1,7]	3,550	2,520
Hutchison Whampoa International Ltd. 7.00% 2011[1]	500	521
Hutchison Whampoa International Ltd. 6.50% 2013[1]	6,750	6,952
Kansas City Southern Railway Co. 9.50% 2008	1,850	1,924
Kansas City Southern Railway Co. 7.50% 2009	4,200	4,190
Terex Corp. 7.375% 2014	6,000	6,030
Tyco International Group SA 6.125% 2008	2,375	2,397
Tyco International Group SA 7.00% 2028	620	724
Tyco International Group SA 6.875% 2029	2,380	2,755
Ashtead Group PLC 8.625% 2015[1]	1,000	1,025
Ashtead Capital, Inc. 9.00% 2016[1]	4,500	4,736
Atlas Copco AB 5.60% 2017[1]	4,840	4,725
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]	1,841	1,892
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	1,879	1,949
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,489
John Deere Capital Corp. 5.40% 2011	2,000	1,994
Atrium Companies, Inc., Term Loan B, 8.61% 2012[2,3]	3,482	3,413
TFM, SA de CV 9.375% 2012	3,150	3,386
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	3,348
THL Buildco, Inc. 8.50% 2014	3,225	3,088
Standard Aero Holdings, Inc. 8.25% 2014	2,575	2,755
ARAMARK Corp., Term Loan B, 7.36% 2014[2,3]	1,221	1,226
ARAMARK Corp., Term Loan B, Letter of Credit, 7.475% 2014[2,3]	95	96
ARAMARK Corp. 8.50% 2015[1]	1,075	1,099
ARAMARK Corp. 8.856% 2015[1,2]	200	204
H-Lines Finance Holding Corp. 0%/11.00% 2013[7]	2,600	2,561
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,325	2,485
American Standard Inc. 7.625% 2010	2,300	2,407
USG Corp. 6.30% 2016	2,000	1,958
Williams Scotsman, Inc. 8.50% 2015	1,500	1,556
K&F Industries, Inc. 7.75% 2014	1,400	1,491
Waste Management, Inc. 7.375% 2010	650	681
WMX Technologies, Inc. 7.10% 2026	500	515
RSC Equipment Rental, Second Lien Term Loan B, 8.82% 2013[2,3]	696	700
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	534	524
		190,853

ENERGY — 2.49%
Williams Companies, Inc. 6.375% 2010[1]	1,000	1,008
Williams Companies, Inc. 7.125% 2011	500	515
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	2,950	3,046
Williams Companies, Inc. 8.125% 2012	6,180	6,589
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,500	2,525
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,3]	3,307	3,228
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3]	46	45
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3]	675	742
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,3]	360	396
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]	7,500	7,024
TransCanada PipeLines Ltd. 6.35% 2067[2]	11,130	10,719
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,3]	6,250	6,164
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	3,000	2,959
Southern Natural Gas Co. 5.90% 2017[1]	2,510	2,440
El Paso Natural Gas Co. 5.95% 2017[1]	1,500	1,460
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	2,070
Southern Natural Gas Co. 8.00% 2032	750	854
Pogo Producing Co. 7.875% 2013	2,325	2,383
Pogo Producing Co. 6.625% 2015	100	100
Pogo Producing Co. 6.875% 2017	4,000	3,990
Lukoil International Finance B.V. 6.656% 2022[1]	6,100	5,932
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	986
Enterprise Products Operating LP 8.375% 2066[2]	3,160	3,378
Enterprise Products Operation LP 7.034% 2068[2]	840	811
Qatar Petroleum 5.579% 2011[1]	4,889	4,890
Gaz Capital SA 6.51% 2022[1]	3,940	3,899
Teekay Shipping Corp. 8.875% 2011	3,350	3,568
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,3]	3,507	3,408
Apache Corp. 6.00% 2037	3,500	3,349
Petroleum Export Ltd., Class A-3, 5.265% 2011[1,3]	3,442	3,345
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,071
Kinder Morgan Energy Partners LP 6.00% 2017	380	373
Kinder Morgan Energy Partners LP 6.50% 2037	900	868
Drummond Co., Inc. 7.375% 2016[1]	2,545	2,405
Newfield Exploration Co. 6.625% 2014	1,000	970
Newfield Exploration Co. 6.625% 2016	1,250	1,209
Pemex Project Funding Master Trust 6.625% 2035	2,000	2,033
Premcor Refining Group Inc. 6.75% 2011	1,250	1,295
Premcor Refining Group Inc. 9.50% 2013	400	426
Energy Transfer Partners, LP 5.95% 2015	1,665	1,641
Encore Acquisition Co. 6.00% 2015	1,825	1,620
Gulfstream Natural Gas 6.19% 2025[1]	1,220	1,204
Canadian Natural Resources Ltd. 6.25% 2038	395	375
		108,313

MATERIALS — 2.40%
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,478
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,728
Abitibi-Consolidated Inc. 7.75% 2011	1,850	1,702
Abitibi-Consolidated Co. of Canada 8.86% 2011[2]	1,650	1,559
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	383
Abitibi-Consolidated Co. of Canada 8.375% 2015	7,215	6,349
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,995
Stone Container Corp. 8.375% 2012	2,250	2,264
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,730
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,835	2,764
C5 Capital (SPV) Ltd. 6.196% (undated)[1,2]	5,000	4,973
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	4,500	4,393
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,771
Freeport-McMoRan Copper & Gold Inc. 8.546% 2015[2]	4,000	4,200
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,975	3,183
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	8,275	7,903
Stora Enso Oyj 6.404% 2016[1]	1,780	1,773
Stora Enso Oyj 7.25% 2036[1]	4,950	4,944
Owens-Brockway Glass Container Inc. 8.875% 2009	2,197	2,246
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,357
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,709
Alcoa Inc. 5.55% 2017	$4,700	4,490
UPM-Kymmene Corp. 5.625% 2014[1]	4,500	4,314
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,571
Graphic Packaging International, Inc. 9.50% 2013	500	522
Algoma Steel Inc. 9.875% 2015[1]	3,000	3,000
Norske Skogindustrier ASA 7.625% 2011[1]	2,500	2,587
Neenah Paper, Inc. 7.375% 2014	2,325	2,313
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	291
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,490
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	374
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,127
Plastipak Holdings, Inc. 8.50% 2015[1]	$2,000	2,080
JSG Funding PLC 9.625% 2012	53	56
JSG Funding PLC 7.75% 2015	2,000	2,013
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	2,033
Airgas, Inc. 6.25% 2014	2,000	1,930
Lyondell Chemical Co. 10.50% 2013	1,700	1,844
Building Materials Corp. of America 7.75% 2014	1,850	1,804
Domtar Inc. 7.125% 2015	1,500	1,461
Georgia-Pacific Corp., First Lien Term Loan B, 7.11% 2012[2,3]	1,010	1,013
Weyerhaeuser Co. 5.95% 2008	533	537
Allegheny Technologies, Inc. 8.375% 2011	500	530
International Paper Co. 5.85% 2012	520	519
		104,303

UTILITIES — 2.01%
Edison Mission Energy 7.75% 2016	6,000	6,000
Midwest Generation, LLC, Series B, 8.56% 2016[3]	1,586	1,692
Edison Mission Energy 7.00% 2017[1]	8,550	8,101
Edison Mission Energy 7.20% 2019[1]	5,250	4,961
AES Corp. 9.50% 2009	695	730
AES Corp. 9.375% 2010	4,769	5,097
AES Corp. 8.75% 2013[1]	6,350	6,731
AES Red Oak, LLC, Series A, 8.54% 2019[3]	878	961
AES Ironwood, LLC 8.857% 2025[3]	1,121	1,250
AES Red Oak, LLC, Series B, 9.20% 2029[3]	2,500	2,963
ISA Capital do Brasil SA 7.875% 2012[1]	625	641
ISA Capital do Brasil SA 8.80% 2017[1]	6,500	6,971
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[1]	3,920	3,841
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[1]	2,000	1,947
NRG Energy, Inc. 7.25% 2014	725	729
NRG Energy, Inc. 7.375% 2016	4,675	4,698
American Electric Power Co., Inc. 4.709% 2007[2]	5,000	4,995
Veolia Environnement 6.125% 2033	€2,740	3,854
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	$2,200	2,109
MidAmerican Energy Holdings Co. 6.125% 2036	1,500	1,454
National Grid PLC 6.30% 2016	1,315	1,341
National Grid Transco PLC 4.375% 2020	€1,290	1,587
Constellation Energy Group, Inc. 6.125% 2009	$1,800	1,820
Constellation Energy Group, Inc. 4.55% 2015	1,080	979
Cilcorp Inc. 8.70% 2009	1,000	1,038
Union Electric Co. 5.25% 2012	1,495	1,462
Mirant Americas Generation, Inc. 8.30% 2011	2,300	2,386
SP PowerAssets Ltd. 3.80% 2008[1]	2,000	1,958
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	147
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,425
Exelon Generation Co., LLC 6.95% 2011	1,300	1,351
Scottish Power PLC 5.375% 2015	1,230	1,199
Israel Electric Corp. Ltd. 7.70% 2018[1]	500	548
PSEG Energy Holdings Inc. 8.625% 2008	408	416
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	97
		87,479

ASSET-BACKED OBLIGATIONS[3]— 1.90%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[1]	$ 3,000	$ 2,976
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[1]	3,250	3,161
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[1]	5,000	4,931
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	9,083	9,208
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,125
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,609
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[1]	3,000	2,991
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[1]	3,617	3,613
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	4,500	4,498
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[1]	4,500	4,492
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[1]	4,000	4,019
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[2]	4,000	3,879
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,727
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,493
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	3,320	3,290
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,922
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[1]	2,805	2,792
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,781
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,712
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,191
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[1]	2,000	1,974
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	1,729	1,757
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[2]	1,500	1,486
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	1,686	1,343
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[1]	596	587
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[2]	103	103
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[2]	97	97
		82,757

INFORMATION TECHNOLOGY — 1.64%
NXP BV and NXP Funding LLC 8.106% 2013[2]	2,800	2,818
NXP BV and NXP Funding LLC 7.875% 2014	2,000	1,980
NXP BV and NXP Funding LLC 9.50% 2015	10,000	9,900
Western Union Co. 5.51% 2008[2]	4,000	4,000
Western Union Co. 5.93% 2016	6,000	5,864
Celestica Inc. 7.875% 2011	6,750	6,581
Celestica Inc. 7.625% 2013	3,450	3,243
Sanmina-SCI Corp. 8.11% 2014[1,2]	2,000	2,010
Sanmina-SCI Corp. 8.125% 2016	7,425	6,942
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	8,025	7,941
SunGard Data Systems Inc. 9.125% 2013	5,500	5,658
Xerox Corp. 7.125% 2010	5,000	5,189
National Semiconductor Corp. 6.15% 2012	4,500	4,556
Jabil Circuit, Inc. 5.875% 2010	3,060	3,034
Cisco Systems, Inc. 5.25% 2011	1,500	1,492
Exodus Communications, Inc. 11.625% 2010[6,8]	377	—
		71,208

HEALTH CARE — 1.58%
HealthSouth Corp. 11.409% 2014[2]	8,180	8,875
HealthSouth Corp. 10.75% 2016	6,715	7,319
HCA Inc., Term Loan B, 7.60% 2013[2,3]	12,935	13,031
HCA Inc. 9.125% 2014[1]	580	611
HCA Inc. 9.25% 2016[1]	680	726
HCA Inc. 9.625% 2016[1,4]	680	733
Tenet Healthcare Corp. 6.375% 2011	1,000	919
Tenet Healthcare Corp. 9.875% 2014	3,600	3,582
Tenet Healthcare Corp. 9.25% 2015	1,850	1,767
PTS Acquisition Corp. 9.50% 2015[1,4]	4,795	4,735
UnitedHealth Group Inc. 6.00% 2017[1]	4,500	4,492
Viant Holdings Inc. 10.125% 2017[1]	3,390	3,424
Aetna Inc. 5.75% 2011	3,000	3,020
VWR International, Inc. 10.25% 2015[1,4]	3,000	3,007
Mylan Laboratories Inc. 5.75% 2010	3,000	3,000
Amgen Inc. 4.00% 2009	2,500	2,421
Elan Finance PLC and Elan Finance Corp. 9.485% 2013[2]	2,000	2,047
Humana Inc. 6.45% 2016	1,500	1,512
Cardinal Health, Inc. 5.80% 2016[1]	1,235	1,198
Wyeth 5.50% 2016	1,000	976
Warner Chilcott Corp. 8.75% 2015	650	671
WellPoint, Inc. 5.25% 2016	625	594
		68,660

CONSUMER STAPLES — 0.73%
Tyson Foods, Inc. 6.85% 2016[2]	13,170	13,588
SUPERVALU INC., Term Loan B, 6.86% 2012[2,3]	1,986	1,996
SUPERVALU INC. 7.50% 2012	765	801
Albertson’s, Inc. 7.25% 2013	2,410	2,468
Albertson’s, Inc. 8.00% 2031	2,000	2,054
Spectrum Brands, Inc. 7.375% 2015	6,125	4,953
Stater Bros. Holdings Inc. 8.125% 2012	2,550	2,582
Stater Bros. Holdings Inc. 7.75% 2015[1]	1,425	1,436
Ahold Finance U.S.A., Inc. 6.25% 2009	1,225	1,244
Tesco PLC 5.50% 2033	£330	632
		31,754

MUNICIPALS — 0.14%
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (preref. 2013)	$1,500	1,633
Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,569
Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	1,457	1,448
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	1,190	1,255
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	326	326
		6,231

Total bonds & notes (cost: $3,511,175,000)		3,507,802

	Shares or
Convertible securities — 0.21%	principal amount

CONSUMER DISCRETIONARY — 0.21%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	163,600	6,308
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,091
Amazon.com, Inc. 4.75% convertible debentures 2009	$648,000	663

Total convertible securities (cost: $7,428,000)		9,062

		unaudited

		Market value
Preferred stocks — 3.02%	Shares	(000)

FINANCIALS — 3.02%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[2]	20,148,000	$ 19,747
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	4,650,000	4,838
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	15,908,000	15,383
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	3,750,000	3,881
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	6,430,000	6,686
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	6,075,000	6,255
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[2]	800,000	1,070
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	10,800,000	10,790
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	10,090,000	9,539
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1,9]	280,000	6,930
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	6,030,000	6,663
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred[2]	5,000,000	4,813
RBS Capital Trust I 4.709% noncumulative trust preferred ING[2]	1,500,000	1,398
Fannie Mae, Series O, 7.495%[1]	100,000	5,209
Banco Santander Central Hispano, SA 6.50%[1]	200,000	4,906
ING Capital Funding Trust III 8.439% noncumulative preferred[2]	4,000,000	4,345
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative preferred[2]	3,100,000	3,987
Barclays Bank PLC 4.75%[2]	3,420,000	3,893
Deutsche Bank Capital Funding Trust I 7.872%[1,2]	2,500,000	2,611
Wachovia Capital Trust III 5.80%[2]	2,450,000	2,441
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	1,175,000	1,185
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	850,000	932
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	65,000	1,824
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	1,000,000	1,024
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	750,000	800
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	20,000	523

Total preferred stocks (cost: $132,392,000)		131,673

Common stocks — 0.28%

UTILITIES — 0.07%
Drax Group PLC	200,094	2,916

TELECOMMUNICATION SERVICES — 0.06%
American Tower Corp., Class A9	42,271	1,775
Sprint Nextel Corp., Series 1	33,726	699
Embarq Corp.	1,686	107
XO Holdings, Inc.[9]	1,134	5
		2,586

INDUSTRIALS — 0.03%
DigitalGlobe Inc.[8,9]	306,464	1,226
UAL Corp.[9]	1,580	64
		1,290

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.[9]	32,500	167

HEALTH CARE — 0.00%
Clarent Hospital Corp.[8,9]	16,114	2

		unaudited

		Market value
		(000)

MISCELLANEOUS — 0.12%
Other common stocks in initial period of acquisition		$ 5,237

Total common stocks (cost: $10,258,000)		12,198

Rights & warrants — 0.00%	Shares

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[9]	2,273	2
XO Holdings, Inc., Series B, warrants, expire 2010[9]	1,704	1
XO Holdings, Inc., Series C, warrants, expire 2010[9]	1,704	—
GT Group Telecom Inc., warrants, expire 2010[1,8,9]	1,000	—

Total rights & warrants (cost: $52,000)		3

	Principal amount
Short-term securities — 14.73%	(000)

Clipper Receivables Co., LLC 5.23%–5.25% due 7/23–9/4/2007[1]	$48,800	48,569
Johnson & Johnson 5.18%–5.20% due 7/9–8/23/2007[1]	48,600	48,361
CAFCO, LLC 5.25%–5.26% due 7/19–8/2/2007[1,10]	45,000	44,814
IBM Corp. 5.18%–5.23% due 7/13–8/9/2007[1]	43,700	43,485
Hewlett-Packard Co. 5.26%–5.28% due 7/11–7/31/2007[1]	35,000	34,915
Honeywell International Inc. 5.22%–5.23% due 7/18–7/30/2007[1]	35,000	34,891
Coca-Cola Co. 5.23% due 7/24–8/8/2007[1]	31,000	30,859
Wal-Mart Stores Inc. 5.20% due 8/28/2007[1]	30,500	30,242
Bank of America Corp. 5.25% due 7/24–7/27/2007	20,100	20,023
Ranger Funding Co. LLC 5.26% due 7/12/2007[1]	10,000	9,982
Variable Funding Capital Corp. 5.25% due 8/17/2007[1]	30,000	29,790
NetJets Inc. 5.22% due 8/29/2007[1]	28,500	28,259
E.I. duPont de Nemours and Co. 5.22% due 7/31/2007[1]	27,975	27,849
Paccar Financial Corp. 5.21% due 7/16/2007	25,700	25,641
Medtronic Inc. 5.22%–5.23% due 7/10–7/11/2007[1]	25,000	24,963
Harvard University 5.20% due 8/7/2007[10]	25,000	24,857
McCormick & Co., Inc. 5.22% due 7/18/2007[1]	24,000	23,937
Procter & Gamble International 5.21% due 8/6/2007[1,10]	17,200	17,109
Concentrate Manufacturing Co. of Ireland 5.21% due 7/11/2007[1]	16,300	16,274
Three Pillars Funding, LLC 5.37% due 7/2/2007[1]	15,100	15,093
Abbott Laboratories 5.21% due 7/9/2007[1]	15,000	14,980
Harley-Davidson Funding Corp. 5.24% due 8/27/2007[1]	15,000	14,873
Hershey Co. 5.20% due 8/2/2007[1,10]	13,200	13,137
Park Avenue Receivables Co., LLC 5.24% due 7/16/2007[1]	10,823	10,798
AT&T Inc. 5.23% due 7/26/2007[1]	7,700	7,673

Total short-term securities (cost: $641,356,000)		641,374

Total investment securities (cost: $4,302,661,000)		4,302,112
Other assets less liabilities		50,778

Net assets		$4,352,890

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,222,278,000, which represented 28.08% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $2,276,000.
[9]	Security did not produce income during the last 12 months.
[10]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Global Bond Fund
Investment portfolio

June 30, 2007		unaudited

	Principal amount	Market value
Bonds & notes — 91.46%	(000)	(000)

EUROS — 13.21%
German Government 5.25% 2008	€ 190	US$ 258
German Government 4.50% 2009	1,500	2,031
German Government 4.50% 2013	625	844
German Government 4.25% 2014	520	691
German Government 4.00% 2016	2,930	3,807
German Government 3.75% 2017	400	508
German Government 6.25% 2024	275	438
Spanish Government 4.25% 2007	2,074	2,807
Netherlands Government Eurobond 5.00% 2012	100	138
Netherlands Government Eurobond 7.50% 2023	400	706
Belgium (Kingdom of) 4.25% 2014	625	828
French Government O.A.T. Eurobond 4.75% 2035	330	447
Bayer AG 5.00% 2105[1]	300	376
Resona Bank, Ltd 4.125% (undated)[1]	200	257
National Grid Transco PLC 4.375% 2020	200	246
Sumitomo Mitsui Banking Corp. 4.375% (undated)[1]	175	219
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	170	215
Rodamco Europe Finance BV, Series 5, 3.75% 2012	145	184
Metro Finance BV 4.625% 2011	125	167
Veolia Environnement 4.875% 2013	50	67
Veolia Environnement 6.125% 2033	55	77
Shinsei Bank, Ltd. 3.75% 2016[1]	100	129
Merrill Lynch & Co., Inc. 4.625% 2018	100	125
TeliaSonera AB 4.125% 2015	75	94
Saint-Gobain Nederland BV 5.00% 2014	50	67
PLD International Finance LLC 4.375% 2011	50	66
UniCredito Italiano SpA 3.95% 2016	50	62
		15,854

JAPANESE YEN — 9.72%
Japanese Government 1.80% 2008	¥ 89,000	729
Japanese Government 0.90% 2008	129,150	1,048
Japanese Government 1.80% 2010	167,200	1,382
Japanese Government 1.10% 2011	100,000	806
Japanese Government 1.30% 2011	58,250	473
Japanese Government 0.50% 2013	173,000	1,320
Japanese Government 1.50% 2014	441,300	3,540
Japanese Government 1.70% 2016	235,050	1,891
Japanese Government 2.30% 2035	60,400	476
		11,665

BRITISH POUNDS — 4.36%
United Kingdom 5.00% 2008	£175	US$ 350
United Kingdom 5.00% 2012	225	439
United Kingdom 5.00% 2014	525	1,016
United Kingdom 4.75% 2015	755	1,437
United Kingdom 4.00% 2016	320	575
United Kingdom 8.00% 2021	275	694
United Kingdom 4.75% 2038	310	619
Abbey National PLC 7.50% (undated)[1]	50	103
		5,233

SWEDISH KRONOR — 4.21%
Swedish Government 5.00% 2009	Skr 8,580	1,269
Swedish Government 5.25% 2011	14,510	2,177
Swedish Government 6.75% 2014	9,700	1,604
		5,050

SINGAPORE DOLLARS — 3.99%
Singapore (Republic of) 3.125% 2011	S$4,530	3,019
Singapore (Republic of) 3.75% 2016	2,510	1,766
		4,785

ISRAELI SHEKELS — 3.86%
Israeli Government 7.50% 2014	ILS 4,653	1,226
Israeli Government 6.50% 2016	13,490	3,411
		4,637

MALAYSIAN RINGGIT — 2.55%
Malaysia 3.718% 2012	MYR2,670	786
Malaysia 4.262% 2016	7,410	2,272
		3,058

POLISH ZLOTY — 2.53%
Polish Government 5.75% 2010	PLN7,790	2,832
Polish Government 4.25% 2011	586	202
		3,034

BRAZILIAN REAIS — 2.49%
Brazil (Federal Republic of) 10.00% 2014	BRL 600	301
Brazilian Treasury Bill 6.00% 2015[2]	1,000	831
Brazil (Federal Republic of) 10.00% 2017	2,000	991
Brazil (Federal Republic of) Global 10.25% 2028	750	437
Brazilian Treasury Bill 6.00% 2045[2]	500	424
		2,984

DANISH KRONER — 1.97%
Nykredit 5.00% 2038[3]	Dkr13,760	2,365

EGYPTIAN POUNDS — 1.61%
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP 50	9
Egypt (Arab Republic of) Treasury Bill 0% 2007	1,075	184
Egypt (Arab Republic of) Treasury Bill 0% 2008	550	93
Egypt (Arab Republic of) Treasury Bill 0% 2008	1,000	168
Egypt (Arab Republic of) Treasury Bill 0% 2008	750	126
Egypt (Arab Republic of) Treasury Bill 0% 2008	2,000	334
Egypt (Arab Republic of) Treasury Bill 0% 2008	125	21
Egypt (Arab Republic of) Treasury Bill 0% 2008	EGP1,525	US$ 252
Egypt (Arab Republic of) 11.50% 2011	1,125	218
Egypt (Arab Republic of) 8.85% 2013	3,000	527
		1,932

SOUTH KOREAN WON — 1.45%
Korean Government 5.00% 2011	KRW 325,000	348
Korean Government 5.25% 2015	1,311,430	1,397
		1,745

INDONESIAN RUPIAH — 1.37%
Indonesia (Republic of) 12.50% 2013	IDR9,672,000	1,246
Indonesia (Republic of) 11.00% 2020	3,100,000	384
Indonesia (Republic of) 11.00% 2025	100,000	12
		1,642

HUNGARIAN FORINT — 1.22%
Hungarian Government 6.00% 2011	HUF 33,980	181
Hungarian Government 7.25% 2012	229,440	1,283
		1,464

MEXICAN PESOS — 1.21%
United Mexican States Government, Series MI10, 9.50% 2014	MXN10,000	1,021
United Mexican States Government, Series M20, 10.00% 2024	3,800	430
		1,451

NORWEGIAN KRONER — 1.16%
Norwegian Government 6.50% 2013	Nkr7,750	1,399

AUSTRALIAN DOLLARS — 1.12%
New South Wales Treasury Corp. 5.50% 2014	A$925	735
Queensland Treasury Corp. 6.00% 2015	750	613
		1,348

TURKISH LIRE — 0.76%
Turkey (Republic of) Treasury Bill 0% 2008	TRY710	453
Turkey (Republic of) 14.00% 2011	200	142
Turkey (Republic of) 10.00% 2012[2]	409	321
		916

COLOMBIAN PESOS — 0.57%
Columbia (Republic of) Global 11.75% 2010	COP 17,000	9
Colombia (Republic of) Global 12.00% 2015	1,139,000	670
		679

CANADIAN DOLLARS — 0.41%
Canadian Government 3.75% 2008	C$460	430
Canadian Government 5.50% 2010	70	68
		498

ARGENTINE PESOS — 0.22%
Argentina (Republic of) 5.83% 2033[2,3,4]	ARS910	270

DOMINICAN PESOS — 0.19%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012	DOP6,680	224

U.S. DOLLARS — 31.28%
U.S. Treasury 4.875% 2012[5]	US$1,182	US$1,181
U.S. Treasury 4.25% 2014[5]	850	813
U.S. Treasury 4.50% 2016[5]	3,794	3,656
U.S. Treasury 5.125% 2016[5]	2,775	2,790
U.S. Treasury 4.50% 2036[5]	325	294
Freddie Mac 5.50% 2034[3,5]	418	405
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	97	71
Freddie Mac 6.00% 2037[3]	3,000	2,967
Fannie Mae 6.00% 2036[3]	343	339
Fannie Mae 6.50% 2036[3]	501	504
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	420	323
Fannie Mae 5.50% 2037[3]	1,076	1,038
Fannie Mae 5.50% 2037[3]	250	240
Fannie Mae 5.50% 2037[3]	220	212
Fannie Mae 5.50% 2037[3]	300	287
Fannie Mae 5.50% 2037[3]	230	222
Federal Home Loan Bank 5.125% 2008	2,350	2,347
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,5,6]	550	540
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[3,6]	25	24
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[3,6]	40	39
HSBK (Europe) B.V. 7.75% 2013	235	241
HSBK (Europe) B.V. 7.25% 2017[6]	305	297
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.159% 2036[1,3,5]	435	437
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[3]	419	409
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,6]	100	97
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,6]	300	296
Atlas Copco AB 5.60% 2017[6]	400	390
Gaz Capital SA 6.51% 2022[6]	390	386
Standard Chartered PLC 6.409% (undated)[1,6]	400	382
Stora Enso Oyj 6.404% 2016[6]	185	184
Stora Enso Oyj 7.25% 2036[6]	180	180
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,3]	332	336
Argentina (Republic of) 4.106% 2012[1,3]	350	250
Argentina (Republic of) GDP-Linked 2035	525	77
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[3]	325	309
TransCanada PipeLines Ltd. 6.35% 2067[1]	320	308
TuranAlem Finance BV 8.25% 2037[6]	150	144
TuranAlem Finance BV, Series 8, 8.25% 2037	150	144
Merrill Lynch & Co., Inc. 5.70% 2017	200	193
Merrill Lynch & Co., Inc. 6.11% 2037	100	94
Nextel Communications, Inc., Series E, 6.875% 2013	285	283
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[3]	288	271
SunGard Data Systems Inc. 3.75% 2009	250	243
SunGard Data Systems Inc. 9.125% 2013	26	27
Verizon Communications Inc. 5.50% 2017	270	261
E*TRADE Financial Corp. 8.00% 2011	250	258
National Grid PLC 6.30% 2016	250	255
BBVA International SA Unipersonal 5.919% (undated)[1,6]	270	254
Kansas City Southern Railway Co. 7.50% 2009	250	249
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1,3]	250	248
Corporación Andina de Fomento 5.75% 2017	250	246
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020[3]	257	245
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.024% 2042[1,3]	250	245
C10 Capital (SPV) Ltd. 6.722% (undated)[1,6]	250	244
Resona Bank, Ltd. 5.85% (undated)[1,6]	250	239
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,6]	250	238
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3]	US$250	US$230
Canadian Natural Resources Ltd. 6.25% 2038	240	228
Hospitality Properties Trust 5.625% 2017	225	215
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	90	92
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014[1,3]	75	74
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	30	31
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.51% 2037[1,3]	200	197
Glen Meadow Pass Through Trust 6.505% 2067[1,6]	200	197
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[3]	200	193
Williams Companies, Inc. 8.125% 2012	50	53
Williams Companies, Inc. 8.75% 2032	110	128
Scottish Power PLC 5.375% 2015	185	180
Edison Mission Energy 7.50% 2013	25	25
Edison Mission Energy 7.75% 2016	50	50
Midwest Generation, LLC, Series B, 8.56% 2016[3]	79	85
Chohung Bank 4.50% 2014[1,6]	160	156
AOL Time Warner Inc. 7.625% 2031	145	156
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	160	153
Banco Mercantil del Norte, SA 6.135% 2016[6]	150	151
Radio One, Inc., Series B, 8.875% 2011	50	51
Radio One, Inc. 6.375% 2013	100	94
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[6]	50	53
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6,7]	130	92
Federated Retail Holdings, Inc. 5.35% 2012	85	84
Federated Retail Holdings, Inc. 6.375% 2037	60	58
Kinder Morgan Energy Partners LP 6.00% 2017	140	137
Centex Corp. 6.50% 2016	140	135
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	130	127
Centennial Communications Corp. 10.00% 2013	75	81
Centennial Communications Corp. 11.099% 2013[1]	40	42
HVB Funding Trust I 8.741% 2031[6]	100	122
Tenet Healthcare Corp. 7.375% 2013	30	27
Tenet Healthcare Corp. 9.875% 2014	45	45
Tenet Healthcare Corp. 9.25% 2015	50	48
Hawker Beechcraft 8.875% 2015[4,6]	90	93
Hawker Beechcraft 9.75% 2017[6]	25	26
Enterprise Products Operation LP 7.034% 2068[1]	110	106
Development Bank of Singapore Ltd. 7.125% 2011[6]	100	105
Tyson Foods, Inc. 6.85% 2016[1]	100	103
Rural Cellular Corp. 8.36% 2013[1,6]	100	100
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[1,6]	100	99
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013[3]	100	98
Standard Pacific Corp. 5.125% 2009	25	24
Standard Pacific Corp. 6.50% 2010	75	70
Standard Pacific Corp. 7.00% 2015	5	4
Residential Capital Corp. 6.50% 2012	100	98
Southern Natural Gas Co. 5.90% 2017[6]	100	97
Petroplus Finance Ltd. 6.75% 2014[6]	100	97
Sonoco, Inc. 5.75% 2017	100	97
D.R. Horton, Inc. 6.50% 2016	100	96
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3]	100	96
SBC Communications Inc. 5.10% 2014	100	96
Ambac Financial Group, Inc. 6.15% 2087[1]	100	90
Viacom Inc. 6.25% 2016	90	89
Univision Communications Inc. 7.85% 2011	25	26
Univision Communications Inc. 9.75% 2015[4,6]	60	60
CanWest Media Inc., Series B, 8.00% 2012	US$35	US$35
CanWest MediaWorks Inc. 9.25% 2015[6]	50	50
Boyd Gaming Corp. 7.75% 2012	10	10
Boyd Gaming Corp. 6.75% 2014	25	25
Boyd Gaming Corp. 7.125% 2016	50	49
HealthSouth Corp. 10.75% 2016	75	82
Thomson Learning, Term Loan B, 8.10% 2014[1,3]	25	25
Thomson Learning 10.50% 2015[6]	35	34
Thomson Learning 0%/13.25% 2015[6,7]	30	23
Pogo Producing Co. 7.875% 2013	55	56
Pogo Producing Co. 6.625% 2015	25	25
HCA Inc., Term Loan B, 7.60% 2013[1,3]	80	80
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.843% 2039[1,3]	80	80
Hawaiian Telcom Communications, Inc. 9.75% 2013	25	26
Hawaiian Telcom Communications, Inc., Term Loac C, 7.61% 2014[1,3]	25	25
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	25	29
Intelsat (Bermuda), Ltd. 8.625% 2015	50	52
Intelsat (Bermuda), Ltd. 11.25% 2016	25	28
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	75	79
MetroPCS Wireless, Inc. 9.25% 2014[6]	75	78
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	75	76
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[6]	75	76
Mobile Storage Group, Inc. 9.75% 2014[6]	70	75
NXP BV and NXP Funding LLC 9.50% 2015	75	74
Ford Motor Co. 9.50% 2011	25	25
Ford Motor Co. 6.50% 2018	60	49
Pinnacle Entertainment, Inc. 7.50% 2015[6]	75	73
Telecom Italia Capital SA 7.20% 2036	70	72
THL Buildco, Inc. 8.50% 2014	75	72
Level 3 Financing, Inc. 9.25% 2014	70	71
Hanesbrands Inc., Series B, 8.784% 2014[1]	65	66
Neiman Marcus Group, Inc. 10.375% 2015	25	28
Neiman Marcus Group, Inc. 9.00% 2015[4]	35	38
Sanmina-SCI Corp. 6.75% 2013	30	27
Sanmina-SCI Corp. 8.125% 2016	40	37
Michaels Stores, Inc. 10.00% 2014[6]	35	36
Michaels Stores, Inc. 11.375% 2016[6]	25	26
American Media Operations, Inc., Series B, 10.25% 2009	65	62
Local T.V. Finance LLC 9.25% 2015[4,6]	60	60
Constellation Brands, Inc. 7.25% 2017[6]	60	59
Beazer Homes USA, Inc. 6.50% 2013	35	30
Beazer Homes USA, Inc. 6.875% 2015	30	26
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	55	56
Idearc Inc. 8.00% 2016	55	56
Serena Software, Inc. 10.375% 2016	50	54
ARAMARK Corp., Term Loan B, 7.36% 2014[1,3]	21	21
ARAMARK Corp., Term Loan B, Letter of Credit, 7.475% 2014[1,3]	2	2
ARAMARK Corp. 8.50% 2015[6]	30	31
Windstream Corp. 8.625% 2016	50	53
Hughes Communications, Inc. 9.50% 2014	50	53
AMC Entertainment Inc. 8.00% 2014	25	25
AMC Entertainment Inc., Series B, 11.00% 2016	25	28
Dollarama Group LP and Dollarama Corp. 8.875% 2012	50	52
American Tower Corp. 7.125% 2012	50	51
Albertson’s, Inc. 8.00% 2031	50	51
Lafarge 6.15% 2011	50	51
TransDigm Group Inc. 7.75% 2014[6]	25	25
TransDigm Inc. 7.75% 2014	US$25	US$25
Stater Bros. Holdings Inc. 8.125% 2012	50	51
Elizabeth Arden, Inc. 7.75% 2014	50	51
Smithfield Foods, Inc. 7.75% 2017	50	50
VWR International, Inc. 10.25% 2015[4,6]	50	50
Lazard Group LLC 6.85% 2017[6]	50	50
Goodman Global Holdings, Inc., Series B, 7.875% 2012	50	50
Accuride Corp. 8.50% 2015	50	50
Mandalay Resort Group 6.375% 2011	25	25
MGM MIRAGE 6.75% 2013	25	24
Burlington Coat Factory Warehouse Corp. 11.125% 2014	50	49
Celestica Inc. 7.875% 2011	40	39
Celestica Inc. 7.625% 2013	10	9
Realogy Corp. 10.50% 2014[6]	50	48
Allied Waste North America, Inc., Series B, 6.125% 2014	50	47
General Motors Corp. 7.125% 2013	50	47
Metals USA Holdings Corp. 11.36% 2012[1,4,6]	50	46
William Lyon Homes, Inc. 10.75% 2013	25	24
William Lyon Homes, Inc. 7.50% 2014	25	21
PTS Acquisition Corp. 9.50% 2015[4,6]	45	44
Dole Food Co., Inc. 7.25% 2010	20	19
Dole Food Co., Inc. 8.875% 2011	25	25
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[3]	43	41
AEP Industries Inc. 7.875% 2013	40	40
K. Hovnanian Enterprises, Inc. 8.875% 2012	20	19
K. Hovnanian Enterprises, Inc. 6.25% 2016	25	21
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	45	40
Yankee Candle Co., Inc., Series B, 8.50% 2015	20	20
Yankee Candle Co., Inc., Series B, 9.75% 2017	20	19
R.H. Donnelley Corp., Series A-1, 6.875% 2013	40	38
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	35	37
DRS Technologies, Inc. 6.875% 2013	10	10
DRS Technologies, Inc. 7.625% 2018	25	25
Technical Olympic USA, Inc. 9.00% 2010	25	24
Technical Olympic USA, Inc. 7.50% 2011	15	11
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[3,6]	35	35
Qwest Capital Funding, Inc. 7.25% 2011	25	25
U S WEST Communications, Inc. 6.875% 2033	10	9
Duane Reade Inc. 9.75% 2011	35	34
Liberty Media Corp. 8.25% 2030	35	34
Warner Music Group 7.375% 2014	35	33
Alion Science and Technology Corp. 10.25% 2015	30	31
Tenneco Automotive Inc. 8.625% 2014	30	31
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	30	31
American Cellular Corp., Series B, 10.00% 2011	4	4
Dobson Communications Corp. 8.875% 2013	25	26
Berry Plastics Holding Corp. 10.25% 2016	30	30
Universal Hospital Services, Inc. 8.50% 2015[4,6]	10	10
Universal Hospital Services, Inc. 8.759% 2015[1,6]	20	20
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	20	20
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	10	10
Team Finance LLC and Health Finance Corp. 11.25% 2013	25	27
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	25	27
K&F Industries, Inc. 7.75% 2014	25	27
LBI Media, Inc. 10.125% 2012	25	26
Seneca Gaming Corp., Series B, 7.25% 2012	25	25
Bon-Ton Department Stores, Inc. 10.25% 2014	25	25
Young Broadcasting Inc. 10.00% 2011	US$25	US$ 25
Surgical Care Affiliates, Inc. 8.875% 2015[4,6]	25	25
Building Materials Corp. of America 7.75% 2014	25	24
Goodyear Tire & Rubber Co. 8.625% 2011[6]	23	24
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	25	24
Education Management LLC and Education Management Finance Corp. 10.25% 2016	20	21
Warner Chilcott Corp. 8.75% 2015	20	21
Owens-Brockway Glass Container Inc. 7.75% 2011	20	21
NRG Energy, Inc. 7.25% 2014	20	20
Georgia Gulf Corp. 9.50% 2014	20	20
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[1,3]	10	10
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[1,3]	10	10
Sensata Technologies BV 8.25% 2014[1]	20	19
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	20	19
Viant Holdings Inc. 10.125% 2017[6]	15	15
Entercom Radio, LLC 7.625% 2014	10	10
Riddell Bell Holdings Inc. 8.375% 2012	10	10
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	10	10
ACIH, Inc. 0%/11.50% 2012[6,7]	10	8
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	10	7
		37,542

Total bonds & notes (cost: $110,360,000)		109,775

Preferred stocks — 0.97%	Shares

EUROS — 0.64%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	250,000	321
Barclays Bank PLC 4.75%[1]	230,000	262
Allied Irish Banks, PLC 4.781%[1]	150,000	186
		769

U.S. DOLLARS — 0.17%
Sumitomo Mitsui Banking Corp. 6.078%[1,6]	110,000	106
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	100,000	98
		204

BRITISH POUNDS — 0.16%
Sumitomo Mitsui Banking Corp. 6.164%[1]	100,000	190

Total preferred stocks (cost: $1,189,000)		1,163

	Principal amount
Short-term securities — 9.62%	(000)

AstraZeneca PLC 5.25% due 8/14/2007[5]	US$2,800	2,782
Old Line Funding, LLC 5.25%–5.27% due 7/6–8/8/2007[5,6]	1,899	1,890
Siemens Capital Co. LLC 5.27% due 7/13/2007[6]	1,800	1,797
Clipper Receivables Co., LLC 5.36% due 7/2/2007[6]	1,700	1,699
Sheffield Receivables Corp. 5.29% due 7/24/2007[6]	1,400	1,395
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 8/8/2007[5]	1,000	995
HSBC USA Inc. 5.24% due 8/7/2007[5]	1,000	994

Total short-term securities (cost: $11,551,000)		11,552

Total investment securities (cost: $123,100,000)		US$122,490
Other assets less liabilities		(2,456)

Net assets		US$120,034

[1]	Coupon rate may change periodically.
[2]	Index-linked bond whose principal amount moves with a government retail price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
[6]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $13,570,000, which represented 11.31% of the net assets of the fund.

[7]	Step bond; coupon rate will increase at a later date.

High-Income Bond Fund
Investment portfolio

June 30, 2007		unaudited

	Principal amount	Market value
Bonds & notes — 83.24%	(000)	(000)

CONSUMER DISCRETIONARY — 24.67%
General Motors Corp. 7.20% 2011	$1,665	$1,605
General Motors Corp. 7.125% 2013	6,335	5,963
General Motors Corp. 7.25% 2013	€ 400	528
General Motors Corp. 7.70% 2016	$ 8,425	7,856
General Motors Corp. 8.80% 2021	7,957	7,559
General Motors Corp. 9.40% 2021	597	587
General Motors Corp. 8.25% 2023	250	229
General Motors Corp. 8.375% 2033	700	642
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	167	175
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	1,050	1,093
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	2,375	2,417
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	1,000	1,036
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	7,008	7,166
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014[2,3]	7,225	7,173
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	1,750	1,789
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	3,700	3,880
Univision Communications Inc., First Lien Term Loan B, 7.605% 2014[2,3]	2,720	2,672
Univision Communications Inc. 9.75% 2015[1,4]	10,060	9,985
Michaels Stores, Inc., Term Loan B, 7.625% 2013[2,3]	1,750	1,746
Michaels Stores, Inc. 10.00% 2014[1]	6,100	6,283
Michaels Stores, Inc. 0%/13.00% 2016[1,5]	575	365
Michaels Stores, Inc. 11.375% 2016[1]	1,300	1,365
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	500	519
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	800	831
R.H. Donnelley Inc. 10.875% 2012[1]	2,500	2,672
Dex Media, Inc., Series B, 0%/9.00% 2013[5]	250	237
Dex Media, Inc., Series B, 0%/9.00% 2013[5]	250	237
R.H. Donnelley Corp., Series A-2, 6.875% 2013	1,275	1,214
R.H. Donnelley Corp., Series A-1, 6.875% 2013	225	214
Dex Media, Inc., Series B, 8.00% 2013	2,575	2,627
R.H. Donnelley Corp., Series A-3, 8.875% 2016	675	705
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	2,745
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,030	953
K. Hovnanian Enterprises, Inc. 6.25% 2015	400	342
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,500	1,282
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,710	2,480
K. Hovnanian Enterprises, Inc. 8.625% 2017	695	671
Mirage Resorts, Inc. 6.75% 2007	550	551
Mirage Resorts, Inc. 6.75% 2008	500	503
MGM MIRAGE 6.00% 2009	1,975	1,968
MGM MIRAGE 6.75% 2012	1,050	1,008
MGM MIRAGE 6.75% 2013	3,130	2,989
MGM MIRAGE 6.625% 2015	1,550	1,416
Young Broadcasting Inc. 10.00% 2011	7,467	7,467
American Media Operations, Inc., Series B, 10.25% 2009	3,975	3,786
American Media Operations, Inc. 8.875% 2011	3,480	3,323
Beazer Homes USA, Inc. 6.50% 2013	1,485	1,285
Beazer Homes USA, Inc. 6.875% 2015	1,490	1,289
Beazer Homes USA, Inc. 8.125% 2016	4,350	4,285
CSC Holdings, Inc., Series B, 8.125% 2009	3,650	3,732
Cablevision Systems Corp., Series B, 8.00% 2012	2,690	2,670
CanWest Media Inc., Series B, 8.00% 2012	5,626	5,612
Canwest Mediaworks Inc. 9.25% 2015[1]	750	756
NTL Cable PLC 8.75% 2014	3,590	3,716
NTL Cable PLC 8.75% 2014	€500	709
NTL Cable PLC 9.75% 2014	£300	623
NTL Cable PLC 9.125% 2016	$1,010	1,063
Delphi Automotive Systems Corp. 6.55% 2006[6]	250	299
Delphi Automotive Systems Corp. 6.50% 2009[6]	3,500	4,191
Delphi Corp. 6.50% 2013[6]	555	645
Delphi Automotive Systems Corp. 7.125% 2029[6]	750	898
Bon-Ton Department Stores, Inc. 10.25% 2014	5,750	5,851
Cinemark USA, Inc., Term Loan B, 7.09% 2013[2,3]	3,151	3,161
Cinemark, Inc. 0%/9.75% 2014[5]	2,625	2,402
Burlington Coat Factory Warehouse Corp. 11.125% 2014	5,575	5,463
Tenneco Automotive Inc., Series B, 10.25% 2013	1,500	1,620
Tenneco Automotive Inc. 8.625% 2014	3,535	3,659
Idearc Inc. 8.00% 2016	4,900	4,973
Radio One, Inc., Series B, 8.875% 2011	4,000	4,115
Radio One, Inc. 6.375% 2013	900	851
Pinnacle Entertainment, Inc. 7.50% 2015[1]	5,000	4,850
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,905	4,752
Ford Capital BV 9.50% 2010	200	204
Ford Motor Co. 6.50% 2018	5,439	4,433
Boyd Gaming Corp. 7.75% 2012	1,300	1,339
Boyd Gaming Corp. 6.75% 2014	1,550	1,527
Boyd Gaming Corp. 7.125% 2016	1,725	1,682
Thomson Learning, Term Loan B, 8.10% 2014[2,3]	1,000	985
Thomson Learning 0%/13.25% 2015[1,5]	1,620	1,223
Thomson Learning 10.50% 2015[1]	2,400	2,334
Local T.V. Finance LLC 9.25% 2015[1,4]	4,485	4,463
Neiman Marcus Group, Inc. 9.00% 2015[4]	3,095	3,327
Neiman Marcus Group, Inc. 10.375% 2015	1,000	1,105
Sun Media Corp. 7.625% 2013	1,500	1,515
Quebecor Media Inc. 7.75% 2016	2,725	2,780
Education Management LLC and Education Management Finance Corp. 10.25% 2016	3,995	4,225
Technical Olympic USA, Inc. 9.00% 2010	450	432
Technical Olympic USA, Inc. 10.375% 2012	3,775	3,020
Technical Olympic USA, Inc. 7.50% 2015	925	620
Claire’s Stores, Inc., Term Loan, 8.11% 2013[2,3]	2,775	2,754
Claire’s Stores, Inc. 9.25% 2015[1]	1,250	1,194
Toys “R” Us, Inc. 7.625% 2011	2,680	2,506
Toys “R” Us-Delaware, Inc., Term Loan B, 9.61% 2012[2,3]	1,250	1,256
Mohegan Tribal Gaming Authority 6.375% 2009	2,575	2,562
Mohegan Tribal Gaming Authority 6.125% 2013	250	244
Mohegan Tribal Gaming Authority 7.125% 2014	950	945
Grupo Posadas, SA de CV 8.75% 2011[1]	3,450	3,640
KB Home 5.875% 2015	2,315	2,026
KB Home 6.25% 2015	1,680	1,487
Edcon Pty Ltd. 7.395% 2014[2]	€2,500	3,333
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	$3,775	3,322
Sealy Mattress Co. 8.25% 2014	3,200	3,296
Hanesbrands Inc., Series B, 8.784% 2014[2]	3,215	3,279
Vidéotron Ltée 6.875% 2014	1,995	1,965
Vidéotron Ltée 6.375% 2015	1,220	1,165
Standard Pacific Corp. 5.125% 2009	1,675	1,583
Standard Pacific Corp. 6.50% 2010	675	631
Standard Pacific Corp. 6.25% 2014	145	128
Standard Pacific Corp. 7.00% 2015	755	668
Viacom Inc. 5.75% 2011	3,000	2,998
Liberty Media Corp. 7.875% 2009	1,000	1,042
Liberty Media Corp. 8.25% 2030	2,000	1,950
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,891
Telenet Communications NV 9.00% 2013	€1,195	1,755
Telenet Group Holding NV 0%/11.50% 2014[1,5]	$1,184	1,125
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,750	2,832
iesy Repository GmbH 10.125% 2015	€500	721
iesy Repository GmbH 10.375% 2015[1]	$2,000	2,045
William Lyon Homes, Inc. 10.75% 2013	1,750	1,654
William Lyon Homes, Inc. 7.50% 2014	1,125	951
Kabel Deutschland GmbH 10.625% 2014	2,350	2,585
AMC Entertainment Inc. 8.00% 2014	500	492
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,942
Goodyear Tire & Rubber Co. 9.135% 2009[1,2]	675	680
Goodyear Tire & Rubber Co. 8.625% 2011[1]	1,445	1,528
Riddell Bell Holdings Inc. 8.375% 2012	2,200	2,178
Seneca Gaming Corp., Series B, 7.25% 2012	2,125	2,165
LBI Media, Inc. 10.125% 2012	2,000	2,107
Linens ‘n Things, Inc. 10.981% 2014[2]	2,750	2,052
Visteon Corp. 8.25% 2010	2,000	1,995
Royal Caribbean Cruises Ltd. 7.00% 2007	725	731
Royal Caribbean Cruises Ltd. 8.00% 2010	875	922
Royal Caribbean Cruises Ltd. 8.75% 2011	275	298
WDAC Intermediate Corp. 8.375% 2014[1]	1,450	1,530
WDAC Intermediate Corp. 8.50% 2014	€250	354
Warner Music Group 7.375% 2014	$2,000	1,870
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	1,790	1,763
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,675	1,700
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015[1]	1,500	1,515
Hilton Hotels Corp. 7.625% 2008	265	270
Hilton Hotels Corp. 7.20% 2009	1,110	1,146
D.R. Horton, Inc. 8.00% 2009	875	900
D.R. Horton, Inc. 7.875% 2011	300	311
D.R. Horton, Inc. 6.875% 2013	200	200
J.C. Penney Co., Inc. 8.00% 2010	750	792
J.C. Penney Co., Inc. 9.00% 2012	495	561
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[1]	1,275	1,285
Meritage Corp. 7.00% 2014	500	468
Meritage Homes Corp. 6.25% 2015	800	716
Clear Channel Communications, Inc. 5.75% 2013	695	626
Clear Channel Communications, Inc. 5.50% 2014	605	518
Dillard’s, Inc. 6.625% 2008	700	705
Dillard Department Stores, Inc. 9.125% 2011	350	374
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,073
Regal Cinemas Corp., Series B, 9.375% 2012[7]	1,000	1,048
Gaylord Entertainment Co. 8.00% 2013	500	509
Gaylord Entertainment Co. 6.75% 2014	500	494
RBS-Zero Editora Jornalística SA 11.00% 2010[1]	758	834
Warnaco, Inc. 8.875% 2013	500	530
Ryland Group, Inc. 5.375% 2008	500	499
Harrah’s Operating Co., Inc. 5.625% 2015	400	326
Carmike Cinemas, Inc., Term Loan B, 8.61% 2012[2,3]	322	324
KAC Acquisition Corp. 8.00% 2026[1,4,7]	84	84
Stoneridge, Inc. 11.50% 2012	10	10
		322,496

INDUSTRIALS — 11.91%
Calair LLC and Calair Capital Corp. 8.125% 2008	1,000	1,009
Continental Airlines, Inc. 8.75% 2011	1,250	1,231
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	670	658
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	727	742
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	1,410	1,448
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	740	754
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	2,813	2,878
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	1,860	1,875
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	1,014	1,083
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	445	482
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	892	926
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[1]	7,600	8,075
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[1,5]	5,965	4,235
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[3]	1,855	1,871
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	2,000	1,996
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	3,370	3,566
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	3,565	3,452
AMR Corp. 10.00% 2021	1,000	985
Hawker Beechcraft 8.50% 2015[1]	725	750
Hawker Beechcraft 8.875% 2015[1,4]	8,110	8,373
Hawker Beechcraft 9.75% 2017[1]	250	262
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	985
Allied Waste North America, Inc., Series B, 5.75% 2011	1,500	1,434
Allied Waste North America, Inc. 7.875% 2013	400	407
Allied Waste North America, Inc., Series B, 6.125% 2014	1,750	1,654
Allied Waste North America, Inc., Series B, 7.375% 2014	3,100	3,077
Allied Waste North America, Inc. 7.25% 2015	100	100
Allied Waste North America, Inc. 6.875% 2017	700	681
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]	293	296
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	2,078	2,126
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	815	820
United Air Lines, Inc., Term Loan B, 7.375% 2014[2,3]	2,000	2,002
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	1,703	1,717
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3]	500	497
NTK Holdings Inc. 0%/10.75% 2014[5]	5,250	3,832
THL Buildco, Inc. 8.50% 2014	3,435	3,289
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[2,3]	2,513	2,551
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[2,3]	3,699	3,694
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	2,500	2,596
Delta Air Lines, Inc., Second Lien Term Loan B, 8.605% 2014[2,3]	3,000	3,023
ARAMARK Corp., Term Loan B, 7.36% 2014[2,3]	2,337	2,346
ARAMARK Corp., Term Loan B, Letter of Credit, 7.475% 2014[2,3]	183	183
ARAMARK Corp. 8.50% 2015[1]	2,875	2,940
ARAMARK Corp. 8.856% 2015[1,2]	100	102
DRS Technologies, Inc. 6.875% 2013	2,675	2,608
DRS Technologies, Inc. 6.625% 2016	2,000	1,940
DRS Technologies, Inc. 7.625% 2018	875	888
Ashtead Group PLC 8.625% 2015[1]	2,050	2,101
Ashtead Capital, Inc. 9.00% 2016[1]	3,125	3,289
Alion Science and Technology Corp. 10.25% 2015	5,190	5,385
Goodman Global Holdings, Inc., Series B, 7.875% 2012	4,530	4,507
Goodman Global Holdings, Inc., Series B, 8.36% 2012[2]	359	363
Standard Aero Holdings, Inc. 8.25% 2014	4,430	4,740
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	4,319	4,616
K&F Industries, Inc. 7.75% 2014	3,940	4,196
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	3,901	4,145
TransDigm Group Inc. 7.75% 2014[1]	2,300	2,335
TransDigm Inc. 7.75% 2014	1,775	1,802
Hertz Corp. 10.50% 2016	2,850	3,164
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,575	2,652
RBS Global, Inc. and Rexnord LLC 8.875% 2016	500	504
Kansas City Southern Railway Co. 9.50% 2008	685	712
Kansas City Southern Railway Co. 7.50% 2009	2,365	2,359
ACIH, Inc. 0%/11.50% 2012[1,5]	1,225	986
Atrium Companies, Inc., Term Loan B, 8.61% 2012[2,3]	1,492	1,463
Accuride Corp. 8.50% 2015	2,390	2,372
TFM, SA de CV 9.375% 2012	2,150	2,311
Esterline Technologies Corp. 6.625% 2017[1]	2,000	1,940
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,728
Williams Scotsman, Inc. 8.50% 2015	1,425	1,478
RSC Equipment Rental, Second Lien Term Loan B, 8.82% 2013[2,3]	1,253	1,260
FTI Consulting, Inc. 7.625% 2013	1,000	1,018
Terex Corp. 7.375% 2014	1,000	1,005
Mobile Storage Group, Inc. 9.75% 2014[1]	700	749
		155,619

TELECOMMUNICATION SERVICES — 9.36%
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	1,000	1,050
American Cellular Corp., Series B, 10.00% 2011	399	420
Dobson Cellular Systems, Inc. 9.875% 2012	3,950	4,276
Dobson Communications Corp. 8.875% 2013	3,712	3,898
American Cellular Corp., Term Loan B, 7.36% 2014[2,3]	2,544	2,544
Intelsat, Ltd. 6.50% 2013	2,000	1,615
Intelsat (Bermuda), Ltd. 8.25% 2013	2,765	2,820
Intelsat (Bermuda), Ltd. 8.625% 2015	1,685	1,736
Intelsat Corp. 9.00% 2016	2,200	2,316
Intelsat (Bermuda), Ltd. 9.25% 2016	2,100	2,242
Intelsat (Bermuda), Ltd. 11.25% 2016	500	563
Windstream Corp. 8.125% 2013	5,725	6,011
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,440	2,568
Windstream Corp. 8.625% 2016	1,875	1,992
American Tower Corp. 7.125% 2012	8,115	8,338
American Tower Corp. 7.50% 2012	1,925	1,988
U S WEST Capital Funding, Inc. 6.375% 2008	250	251
Qwest Capital Funding, Inc. 7.00% 2009	2,250	2,261
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,697
Qwest Capital Funding, Inc. 7.25% 2011	2,050	2,050
Qwest Communications International Inc. 7.25% 2011	600	608
Qwest Communications International Inc., Series B, 7.50% 2014	1,500	1,526
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	1,055
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,635	2,773
Hawaiian Telcom Communications, Inc. 10.86% 2013[2]	1,725	1,768
Hawaiian Telcom Communications, Inc., Term Loan C, 7.61% 2014[2,3]	3,975	3,965
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	425	485
Centennial Cellular Corp. 10.75% 2008	219	220
Centennial Communications Corp. 10.00% 2013	250	269
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,826
Centennial Communications Corp. 11.099% 2013[2]	2,950	3,098
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	3,450	3,545
Triton PCS, Inc. 8.50% 2013	6,625	6,807
Rural Cellular Corp. 11.106% 2012[2]	850	880
Rural Cellular Corp. 8.36% 2013[1,2]	5,675	5,675
MetroPCS Wireless, Inc. 9.25% 2014[1]	6,250	6,484
Nextel Communications, Inc., Series E, 6.875% 2013	550	546
Nextel Communications, Inc., Series D, 7.375% 2015	5,250	5,252
Cricket Communications, Inc. 9.375 2014	3,605	3,740
Cricket Communications, Inc. 9.375% 2014[1]	1,000	1,038
Rogers Wireless Inc. 7.25% 2012	600	634
Rogers Wireless Inc. 7.50% 2015	3,175	3,406
Cincinnati Bell Inc. 7.25% 2013	3,325	3,425
Level 3 Financing, Inc. 9.25% 2014	3,000	3,045
SBC Communications Inc. 4.125% 2009	2,500	2,432
Digicel Group Ltd. 8.875% 2015[1]	2,250	2,211
Orascom Telecom 7.875% 2014[1]	1,500	1,458
Millicom International Cellular SA 10.00% 2013	1,320	1,436
France Télécom 7.75% 2011[2]	1,000	1,069
NTELOS Inc., Term Loan B, 7.57% 2011[2,3]	978	982
		122,294

MATERIALS — 6.68%
Georgia Gulf Corp. 9.50% 2014	5,765	5,765
Georgia Gulf Corp. 10.75% 2016	1,510	1,510
Owens-Brockway Glass Container Inc. 8.875% 2009	391	400
Owens-Illinois, Inc. 7.50% 2010	1,275	1,293
Owens-Brockway Glass Container Inc. 7.75% 2011	3,350	3,455
Owens-Brockway Glass Container Inc. 8.75% 2012	1,525	1,597
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	513
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	$ 525	524
Stone Container Corp. 8.375% 2012	1,430	1,439
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	3,650	3,559
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	1,770	1,726
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	3,545	3,749
Freeport-McMoRan Copper & Gold Inc. 8.546% 2015[2]	1,500	1,575
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	1,390	1,487
Nalco Co. 7.75% 2011	4,340	4,394
Nalco Co. 8.875% 2013	500	521
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[5]	1,900	1,738
Abitibi-Consolidated Co. of Canada 5.25% 2008	700	690
Abitibi-Consolidated Finance LP 7.875% 2009	767	744
Abitibi-Consolidated Inc. 8.55% 2010	680	653
Abitibi-Consolidated Inc. 7.75% 2011	525	483
Abitibi-Consolidated Co. of Canada 8.86% 2011[2]	475	449
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	383
Abitibi-Consolidated Co. of Canada 8.375% 2015	2,715	2,389
Building Materials Corp. of America 7.75% 2014	5,675	5,533
Plastipak Holdings, Inc. 8.50% 2015[1]	4,585	4,768
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	4,425	4,226
Graphic Packaging International, Inc. 8.50% 2011	3,500	3,596
Rockwood Specialties Group, Inc. 7.50% 2014	1,500	1,515
Rockwood Specialties Group, Inc. 7.625% 2014	€700	992
Algoma Steel Inc., Term Loan B, 7.86% 2014[2,3]	$1,000	1,003
Algoma Steel Inc. 9.875% 2015[1]	1,500	1,500
Domtar Inc. 7.125% 2015	2,550	2,483
Ainsworth Lumber Co. Ltd. 7.25% 2012	500	387
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,725	2,040
Associated Materials Inc. 9.75% 2012	1,200	1,260
AMH Holdings, Inc. 0%/11.25% 2014[5]	1,250	938
Berry Plastics Holding Corp. 10.25% 2016	2,075	2,085
AEP Industries Inc. 7.875% 2013	1,665	1,673
Metals USA Holdings Corp. 11.36% 2012[1,2,4]	1,550	1,426
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	1,275	1,245
FMG Finance Pty Ltd. 10.625% 2016[1]	1,000	1,195
Neenah Paper, Inc. 7.375% 2014	1,200	1,194
JSG Funding PLC 9.625% 2012	141	148
JSG Funding PLC 7.75% 2015	1,000	1,006
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	1,016
Momentive Performance Materials Inc. 9.75% 2014[1]	1,000	1,015
Vale Overseas Ltd. 6.25% 2017	1,000	997
Equistar Chemicals, LP 10.125% 2008	300	314
Lyondell Chemical Co. 10.50% 2013	535	580
Allegheny Technologies, Inc. 8.375% 2011	750	795
Airgas, Inc. 6.25% 2014	750	724
Georgia-Pacific Corp., First Lien Term Loan B, 7.11% 2012[2,3]	591	593
		87,283

FINANCIALS — 6.08%
Ford Motor Credit Co. 5.80% 2009	1,000	979
Ford Motor Credit Co. 7.875% 2010	2,125	2,126
Ford Motor Credit Co. 9.75% 2010[2]	750	784
Ford Motor Credit Co. 7.375% 2011	1,425	1,393
Ford Motor Credit Co. 9.875% 2011	2,000	2,101
Ford Motor Credit Co. 8.105% 2012[2]	3,300	3,295
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2]	7,600	7,360
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2]	2,000	1,974
Residential Capital Corp. 7.187% 2009[1,2]	1,655	1,648
General Motors Acceptance Corp. 7.25% 2011	2,197	2,192
General Motors Acceptance Corp. 6.625% 2012	500	483
General Motors Acceptance Corp. 6.875% 2012	300	294
General Motors Acceptance Corp. 7.00% 2012	1,450	1,423
General Motors Acceptance Corp. 6.75% 2014	250	240
General Motors Acceptance Corp. 7.56% 2014[2]	1,650	1,669
TuranAlem Finance BV 7.875% 2010	1,500	1,519
TuranAlem Finance BV 7.75% 2013[1]	2,000	1,928
TuranAlem Finance BV 8.50% 2015	500	489
TuranAlem Finance BV 8.50% 2015[1]	260	254
TuranAlem Finance BV 8.25% 2037[1]	3,710	3,571
E*TRADE Financial Corp. 8.00% 2011	900	927
E*TRADE Financial Corp. 7.375% 2013	225	229
E*TRADE Financial Corp. 7.875% 2015	3,935	4,117
Host Marriott, LP, Series M, 7.00% 2012	2,970	2,989
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,129
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,150	1,143
HSBK (Europe) B.V. 7.75% 2013	1,690	1,732
HSBK (Europe) B.V. 7.75% 2013[1]	270	277
HSBK (Europe) B.V. 7.25% 2017[1]	2,400	2,335
Realogy Corp. 10.50% 2014[1]	2,350	2,244
Realogy Corp. 11.00% 2014[1,4]	2,000	1,890
Rouse Co. 3.625% 2009	615	593
Rouse Co. 7.20% 2012	1,495	1,542
Rouse Co. 6.75% 2013[1]	1,575	1,581
Capmark Financial Group, Inc. 6.007% 2010[1,2]	1,250	1,253
Capmark Financial Group, Inc. 5.875% 2012[1]	1,700	1,680
Lazard Group LLC 7.125% 2015	1,190	1,229
Lazard Group LLC 6.85% 2017[1]	975	977
HSBC Finance Corp. 5.00% 2015	2,265	2,125
Kazkommerts International BV 8.50% 2013	500	514
Kazkommerts International BV 8.00% 2015	600	586
Kazkommerts International BV, Series 4, 7.50% 2016	1,000	943
ILFC E-Capital Trust II 6.25% 2065[1,2]	2,000	1,954
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,500	1,416
Downey Financial Corp. 6.50% 2014	1,250	1,224
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	1,250	1,193
Standard Chartered PLC 6.409% (undated)[1,2]	1,200	1,146
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	1,000	1,013
Resona Bank, Ltd. 5.85% (undated)[1,2]	1,000	958
Catlin Insurance Ltd. 7.249% (undated)[1,2]	1,000	953
UnumProvident Finance Co. PLC 6.85% 2015[1]	800	819
Chevy Chase Bank, FSB 6.875% 2013	500	500
iStar Financial, Inc., Series B, 4.875% 2009	500	494
		79,427

INFORMATION TECHNOLOGY — 5.23%
NXP BV and NXP Funding LLC 7.875% 2014	2,150	2,128
NXP BV and NXP Funding LLC 9.50% 2015	7,895	7,816
Sanmina-SCI Corp. 8.11% 2014[1,2]	1,000	1,005
Sanmina-SCI Corp. 8.125% 2016	9,350	8,742
Hughes Communications, Inc. 9.50% 2014	9,150	9,607
SunGard Data Systems Inc. 9.125% 2013	6,984	7,185
Celestica Inc. 7.875% 2011	4,600	4,485
Celestica Inc. 7.625% 2013	2,250	2,115
Serena Software, Inc. 10.375% 2016	5,050	5,467
Sensata Technologies BV 8.00% 2014[2]	4,870	4,724
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	3,350	3,315
Electronic Data Systems Corp. 7.45% 2029	500	511
HowStuffWorks, Inc. 12.00% 2012, units[1,4,7]	3,200	3,200
Xerox Corp. 7.125% 2010	1,750	1,816
Xerox Corp. 7.625% 2013	1,000	1,048
Solectron Global Finance, LTD 8.00% 2016	1,500	1,613
Nortel Networks Ltd. 9.606% 2011[1,2]	1,250	1,336
Iron Mountain Inc. 7.75% 2015	1,060	1,039
Jabil Circuit, Inc. 5.875% 2010	875	867
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	520	382
		68,401

HEALTH CARE — 4.53%
HCA Inc., Term Loan B, 7.60% 2013[2,3]	$7,612	$ 7,668
HCA Inc. 9.125% 2014[1]	495	522
HCA Inc. 9.25% 2016[1]	1,015	1,084
HCA Inc. 9.625% 2016[1,4]	890	959
HealthSouth Corp. 11.409% 2014[2]	1,640	1,779
HealthSouth Corp. 10.75% 2016	7,705	8,398
Tenet Healthcare Corp. 6.375% 2011	2,975	2,733
Tenet Healthcare Corp. 7.375% 2013	1,825	1,658
Tenet Healthcare Corp. 9.875% 2014	3,025	3,010
Tenet Healthcare Corp. 9.25% 2015	175	167
Warner Chilcott Corp. 8.75% 2015	5,187	5,356
PTS Acquisition Corp. 9.50% 2015[1,4]	4,945	4,883
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	2,500	2,625
Elan Finance PLC and Elan Finance Corp. 9.485% 2013[2]	1,500	1,536
VWR International, Inc. 10.25% 2015[1,4]	3,625	3,634
Viant Holdings Inc. 10.125% 2017[1]	2,583	2,609
Surgical Care Affiliates, Inc. 8.875% 2015[1,4]	1,575	1,575
Surgical Care Affiliates, Inc. 10.00% 2017[1]	1,000	1,000
Universal Hospital Services, Inc. 8.50% 2015[1,4]	2,085	2,075
Universal Hospital Services, Inc. 8.759% 2015[1,2]	440	442
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,485	1,615
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,410	1,530
Accellent Inc. 10.50% 2013	1,200	1,197
Mylan Laboratories Inc. 5.75% 2010	1,150	1,150
		59,205

ENERGY — 4.36%
Williams Companies, Inc. 6.375% 2010[1]	1,000	1,008
Williams Companies, Inc. 7.349% 2010[1,2]	1,500	1,556
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	3,825	3,949
Williams Companies, Inc. 8.125% 2012	1,900	2,026
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,525	1,540
Williams Companies, Inc. 7.875% 2021	250	270
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,025
Williams Companies, Inc. 8.75% 2032	6,325	7,353
Enterprise Products Operating LP 8.375% 2066[2]	2,000	2,138
Enterprise Products Operating LP 7.034% 2068[2]	5,925	5,722
Pogo Producing Co. 7.875% 2013	3,950	4,049
Pogo Producing Co. 6.625% 2015	450	448
Pogo Producing Co. 6.875% 2017	3,100	3,092
Newfield Exploration Co., Series B, 7.45% 2007	250	252
Newfield Exploration Co. 7.625% 2011	500	516
Newfield Exploration Co. 6.625% 2014	1,325	1,285
Newfield Exploration Co. 6.625% 2016	3,125	3,023
Drummond Co., Inc. 7.375% 2016[1]	5,070	4,791
Petroplus Finance Ltd. 6.75% 2014[1]	1,250	1,209
Petroplus Finance Ltd. 7.00% 2017[1]	1,000	968
Encore Acquisition Co. 6.00% 2015	2,250	1,997
Forest Oil Corp. 7.25% 2019[1]	2,000	1,950
Premcor Refining Group Inc. 6.75% 2011	1,150	1,192
Premcor Refining Group Inc. 9.50% 2013	625	666
Teekay Shipping Corp. 8.875% 2011	1,650	1,757
Massey Energy Co. 6.875% 2013	1,500	1,382
Sabine Pass LNG, L.P. 7.25% 2013[1]	1,000	995
Peabody Energy Corp. 5.875% 2016	500	470
Ship Finance International Ltd. 8.50% 2013	400	414
		57,043

UTILITIES — 3.47%
Edison Mission Energy 7.50% 2013	$4,700	$ 4,676
Edison Mission Energy 7.75% 2016	2,200	2,200
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,108	2,249
Edison Mission Energy 7.00% 2017[1]	5,525	5,235
Edison Mission Energy 7.20% 2019[1]	5,725	5,410
Edison Mission Energy 7.625% 2027[1]	1,000	950
AES Corp. 9.50% 2009	396	416
AES Corp. 9.375% 2010	1,497	1,600
AES Corp. 8.75% 2013[1]	4,525	4,796
AES Gener SA 7.50% 2014	750	786
AES Red Oak, LLC, Series A, 8.54% 2019[3]	439	480
NRG Energy, Inc. 7.25% 2014	2,125	2,135
NRG Energy, Inc. 7.375% 2016	3,775	3,794
ISA Capital do Brasil SA 7.875% 2012[1]	2,225	2,281
ISA Capital do Brasil SA 8.80% 2017[1]	800	858
Cilcorp Inc. 8.70% 2009	2,000	2,077
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	150	163
Sierra Pacific Resources 8.625% 2014	875	944
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	270
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	491
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	1,367	1,335
PSEG Energy Holdings Inc. 8.625% 2008	1,176	1,197
Mirant Americas Generation, Inc. 8.30% 2011	950	986
		45,329

CONSUMER STAPLES — 3.41%
SUPERVALU INC., Term Loan B, 6.86% 2012[2,3]	1,490	1,498
SUPERVALU INC. 7.50% 2012	540	565
Albertson’s, Inc. 7.25% 2013	1,260	1,290
Albertson’s, Inc. 8.00% 2031	3,575	3,672
Dole Food Co., Inc. 7.25% 2010	1,350	1,310
Dole Food Co., Inc. 8.875% 2011	4,913	4,864
Stater Bros. Holdings Inc. 8.125% 2012	4,900	4,961
Stater Bros. Holdings Inc. 7.75% 2015[1]	400	403
Smithfield Foods, Inc. 7.75% 2017	4,275	4,296
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	3,485	3,685
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,725	1,682
Yankee Candle Co., Inc., Series B, 9.75% 2017	1,975	1,921
Vitamin Shoppe Industries Inc. 12.86% 2012[2]	3,030	3,166
Constellation Brands, Inc. 7.25% 2017[1]	2,820	2,764
Rite Aid Corp. 6.125% 2008[1]	750	739
Rite Aid Corp. 7.50% 2015	300	298
Rite Aid Corp. 7.50% 2017	1,500	1,455
Spectrum Brands, Inc. 7.375% 2015	3,000	2,426
Elizabeth Arden, Inc. 7.75% 2014	1,165	1,180
Duane Reade Inc. 9.75% 2011	1,015	997
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[1]	925	955
Ahold Finance U.S.A., Inc. 6.25% 2009	410	416
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[1,3,6,7]	22	19
		44,562

MORTGAGE-BACKED OBLIGATIONS[3]— 1.81%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1]	1,750	1,696
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1]	6,050	5,835
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]	5,970	5,959
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1]	4,600	4,540
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1]	700	690
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1]	235	233
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1]	2,235	2,212
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1]	1,235	1,215
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1]	1,235	1,222
		23,602

NON-U.S. GOVERNMENT BONDS & NOTES — 1.67%
Argentina (Republic of) 4.106% 2012[2,3]	1,625	1,161
Argentina (Republic of) 5.83% 2033[3,4,8]	ARS9,653	2,856
Argentina (Republic of) GDP-Linked 2035	$13,800	2,022
Argentina (Republic of) GDP-Linked 2035	ARS5,935	234
Brazil (Federal Republic of) Global 7.875% 2015	$250	277
Brazil (Federal Republic of) Global 10.25% 2028	BRL2,870	1,673
Brazil (Federal Republic of) Global 11.00% 2040	$550	722
Brazilian Treasury Bill 6.00% 2045[8]	BRL3,297	1,698
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP11,400	1,952
Egypt (Arab Republic of) Treasury Bill 0% 2007	2,825	485
Egypt (Arab Republic of) Treasury Bill 0% 2008	2,450	408
Egypt (Arab Republic of) Treasury Bill 0% 2008	2,050	348
Egypt (Arab Republic of) 11.50% 2011	125	24
Panama (Republic of) Global 7.125% 2026	$ 310	332
Panama (Republic of) Global 9.375% 2029	130	173
Panama (Republic of) Global 6.70% 2036[3]	1,522	1,560
Colombia (Republic of) Global 10.75% 2013	500	613
Colombia (Republic of) Global 12.00% 2015	COP2,180,000	1,283
Indonesia (Republic of) 11.00% 2025	IDR14,490,000	1,785
Russian Federation 8.25% 2010[3]	$667	693
Russian Federation 8.25% 2010[1,3]	500	520
Dominican Republic 9.04% 2018[1,3]	683	782
Turkey (Republic of) 12.375% 2009	250	282
		21,883

MUNICIPALS — 0.06%
State of Winsconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	705	744

Total bonds & notes (cost: $1,078,022,000)		1,087,888

	Shares or
Convertible securities — 0.65%	principal amount

CONSUMER DISCRETIONARY — 0.50%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	3,571
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	75,000	2,892
		6,463

UTILITIES — 0.15%
AES Trust VII 6.00% convertible preferred 2008	40,000	2,000

Total convertible securities (cost: $6,264,000)		8,463

		unaudited

		Market value
Preferred stocks — 2.34%	Shares	(000)

FINANCIALS — 2.34%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	5,500,000	$ 5,719
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[1,2]	2,000,000	2,059
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,2]	6,114,000	6,360
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	5,370,000	5,365
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	160,000	4,490
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1,9]	120,000	2,970
SB Treasury Co. LLC, Series A, 9.40% noncumulative[1,2]	2,000,000	2,070
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	500,000	483
Fannie Mae, Series O, 7.495%[1,2]	20,000	1,042

Total preferred stocks (cost: $27,217,000)		30,558

Common stocks — 2.28%

INDUSTRIALS — 1.13%
DigitalGlobe Inc.[1,7,9]	3,677,578	14,710

TELECOMMUNICATION SERVICES — 0.44%
Sprint Nextel Corp., Series 1	127,382	2,638
Dobson Communications Corp., Class A9	237,211	2,635
Embarq Corp.	6,369	404
American Tower Corp., Class A9	3,522	148
XO Holdings, Inc.[9]	651	3
		5,828

UTILITIES — 0.37%
Drax Group PLC	334,565	4,877

INFORMATION TECHNOLOGY — 0.06%
ZiLOG, Inc.[9]	153,000	785

CONSUMER DISCRETIONARY — 0.04%
Radio One, Inc., Class D, nonvoting[9]	34,000	240
Radio One, Inc., Class A9	17,000	120
ACME Communications, Inc.[9]	13,100	66
		426

HEALTH CARE — 0.00%
Clarent Hospital Corp.[7,9]	80,522	8

MISCELLANEOUS — 0.24%
Other common stocks in initial period of acquisition		3,179

Total common stocks (cost: $15,280,000)		29,813

		unaudited

		Market value
Rights & warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[9]	1,305	$ 1
XO Holdings, Inc., Series B, warrants, expire 2010[9]	978	—
XO Holdings, Inc., Series C, warrants, expire 2010[9]	978	—
KMC Telecom Holdings, Inc., warrants, expire 2008[1,7,9]	9,500	—
GT Group Telecom Inc., warrants, expire 2010[1,7,9]	4,000	—

Total rights & warrants (cost: $428,000)		1

	Principal amount
Short-term securities — 9.83%	(000)

Freddie Mac 5.125% due 7/9/2007	$20,700	20,674
Coca-Cola Co. 5.23% due 7/20/2007[1]	16,000	15,954
Procter & Gamble International Funding S.C.A. 5.22% due 7/26/2007[1]	15,700	15,644
Three Pillars Funding, LLC 5.37% due 7/2/2007[1]	14,900	14,893
CAFCO, LLC 5.25% due 7/12/2007[1]	14,700	14,674
Medtronic Inc. 5.23% due 7/17/2007[1]	13,250	13,217
Hewlett-Packard Co. 5.26% due 7/18/2007[1]	10,000	9,974
Ranger Funding Co. LLC 5.25% due 8/8/2007[1,10]	8,900	8,852
Federal Home Loan Bank 5.14%–5.143% due 7/25/2007[10]	8,570	8,540
Becton, Dickinson and Co. 5.21% due 7/12/2007	6,033	6,023

Total short-term securities (cost: $128,437,000)		128,445

Total investment securities (cost: $1,255,648,000)		1,285,168
Other assets less liabilities		21,762

Net assets		$1,306,930

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $382,464,000, which represented 29.26% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Step bond; coupon rate will increase at a later date.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $19,069,000.
[8]	Index-linked bond whose principal amount moves with a government retail price index.
[9]	Security did not produce income during the last 12 months.
[10]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

June 30, 2007		unaudited

	Principal amount	Market value
Bonds & notes — 97.03%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[1]— 55.40%
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	$ 204	$ 205
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,094
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	6,431
Fannie Mae 12.00% 2015	56	63
Fannie Mae 5.00% 2017	4,643	4,506
Fannie Mae 5.50% 2017	2,598	2,574
Fannie Mae 9.00% 2018	25	26
Fannie Mae 10.00% 2018	113	125
Fannie Mae, Series 2001-4, Class GB, 10.363% 2018[2]	398	436
Fannie Mae 4.50% 2020	3,965	3,771
Fannie Mae 5.00% 2020	11,029	10,701
Fannie Mae 6.00% 2021	938	943
Fannie Mae 6.00% 2021	414	415
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,907	1,831
Fannie Mae, Series 2001-4, Class GA, 10.258% 2025[2]	153	168
Fannie Mae, Series 2001-4, Class NA, 11.891% 2025[2]	425	469
Fannie Mae 6.00% 2026	918	913
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	2,588	2,592
Fannie Mae 6.00% 2027	8,231	8,189
Fannie Mae 8.50% 2027	112	120
Fannie Mae 8.50% 2027	89	95
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	638	657
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	476	493
Fannie Mae 7.50% 2029	44	46
Fannie Mae 7.50% 2029	41	43
Fannie Mae 7.50% 2031	217	227
Fannie Mae 7.50% 2031	72	75
Fannie Mae 7.50% 2031	22	23
Fannie Mae 7.50% 2031	12	13
Fannie Mae, Series 2001-20, Class C, 11.977% 2031[2]	288	319
Fannie Mae 5.50% 2033	16,903	16,381
Fannie Mae 5.50% 2033	3,913	3,792
Fannie Mae 5.50% 2034	2,194	2,123
Fannie Mae 4.472% 2035[2]	1,983	1,949
Fannie Mae 4.50% 2035	13,298	12,099
Fannie Mae 4.50% 2035	2,270	2,068
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,691	1,619
Fannie Mae 5.50% 2035	13,000	12,572
Fannie Mae 5.50% 2035	1,897	1,838
Fannie Mae 6.50% 2035	1,295	1,317
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,949	1,444
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,402	1,076
Fannie Mae 5.50% 2036	3,995	3,856
Fannie Mae 5.578% 2036[2]	3,233	3,216
Fannie Mae 6.00% 2036	2,106	2,084
Fannie Mae 6.00% 2036	43	43
Fannie Mae 6.50% 2036	4,499	4,528
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,699	4,598
Fannie Mae 5.50% 2037	3,217	3,103
Fannie Mae 5.50% 2037	3,024	2,917
Fannie Mae 5.50% 2037	2,600	2,491
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,987	1,953
Fannie Mae 5.50% 2037	1,875	1,796
Fannie Mae 5.889% 2037[2]	2,212	2,220
Fannie Mae 5.913% 2037[2]	2,897	2,908
Fannie Mae 6.00% 2037	5,500	5,441
Fannie Mae 6.00% 2037	2,250	2,225
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,976	1,977
Fannie Mae 6.00% 2037	1,754	1,727
Fannie Mae 6.50% 2037	2,060	2,073
Fannie Mae 7.0% 2037	2,000	2,042
Fannie Mae 7.00% 2037	1,864	1,904
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	511	531
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	485	495
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	461	470
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	83	86
Freddie Mac 7.00% 2008	24	24
Freddie Mac 8.25% 2008	15	15
Freddie Mac 8.25% 2009	23	—
Freddie Mac 8.00% 2012	16	16
Freddie Mac 6.00% 2014	91	92
Freddie Mac 4.00% 2015	644	600
Freddie Mac 7.00% 2015	73	75
Freddie Mac, Series 2356, Class GD, 6.00% 2016	2,284	2,304
Freddie Mac 8.00% 2017	111	115
Freddie Mac 8.50% 2018	5	5
Freddie Mac 11.00% 2018	43	48
Freddie Mac, Series 1567, Class A, 4.471% 2023[2]	403	367
Freddie Mac 6.00% 2026	8,208	8,170
Freddie Mac 6.00% 2027	15,729	15,657
Freddie Mac 8.50% 2027	37	39
Freddie Mac 9.00% 2030	252	272
Freddie Mac 4.648% 2035[2]	3,706	3,634
Freddie Mac 5.00% 2035	3,664	3,440
Freddie Mac 5.00% 2035	1,925	1,808
Freddie Mac 5.50% 2035	883	853
Freddie Mac 5.50% 2035	882	852
Freddie Mac, Series 3061, Class PN, 5.50% 2035	654	650
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,943	1,419
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,905	1,394
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,919	1,883
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,900	1,903
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,978	7,782
Freddie Mac 5.50% 2037	5,000	4,825
Freddie Mac 5.50% 2037	3,616	3,489
Freddie Mac 5.50% 2037	811	783
Freddie Mac 6.00% 2037	34,250	33,878
Freddie Mac 6.027% 2037[2]	4,900	4,912
Freddie Mac 6.405% 2037[2]	2,769	2,795
Freddie Mac 6.499% 2037[2]	2,000	2,024
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	1,579	1,515
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	778	746
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	703	698
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	1,054	1,042
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 6.029% 2035[2]	1,623	1,627
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	1,483	1,479
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	814	811
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.909% 2047[2]	2,162	2,148
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	1,023	997
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	969
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	985
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,198	1,166
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	2,000	1,968
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	981
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,000	941
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	1,000	976
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,000	981
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	2,038	1,955
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	4,224	4,053
CHL Mortgage Pass-Through Trust, Series 2004-J6, Class 3-A-1, 5.00% 2019	3,231	3,100
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	4,199	3,992
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.515% 2027[2,3]	516	515
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.738% 2027[2,3]	805	804
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.837% 2028[2,3]	420	424
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.323% 2033[2]	172	172
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	135	137
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	2,860	1,865
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,025
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	1,000	968
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[2]	500	496
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	1,000	972
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	4,544	4,572
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	4,500	4,415
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	1,002	962
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	773	770
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.333% 2033[2]	599	598
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[2]	516	510
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.828% 2037[2]	979	968
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[2]	551	553
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,718	2,789
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.40% 2045[2]	1,500	1,472
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	959
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,250	1,231
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	500	476
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	983
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	2,910	2,935
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	503	510
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043	2,500	2,367
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[2]	600	589
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,843
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	1,000	975
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	374	359
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	1,500	1,440
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	748	733
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.568% 2034[2]	527	524
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.159% 2036[2]	1,919	1,932
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	1,694	1,626
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	668	660
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	2,197	2,189
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	89	88
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	337	340
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,670
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	492	494
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	498	524
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	1,040	1,026
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	1,610	1,552
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	511	487
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	2,087	1,984
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	2,000	1,948
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,943
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,876	1,805
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,250	1,280
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	500	466
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	137	138
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,550	1,589
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	1,210	1,218
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	473	479
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3]	1,650	1,632
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,500	1,517
Government National Mortgage Assn. 9.50% 2009	125	128
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	782	759
Government National Mortgage Assn. 9.50% 2020	182	202
Government National Mortgage Assn. 8.50% 2021	108	116
Government National Mortgage Assn. 8.50% 2022	92	99
Government National Mortgage Assn. 8.50% 2022	22	23
Government National Mortgage Assn. 8.50% 2022	14	15
Government National Mortgage Assn. 8.50% 2023	162	174
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	1,381	1,301
Residential Asset Mortgage Products, Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	1,250	1,235
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.657% 2040[2,3]	1,223	1,217
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	1,100	1,074
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,052	1,034
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	1,088	1,025
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	1,000	981
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	735	737
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	723	714
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	600	595
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033[2]	513	514
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.58% 2035[2]	329	329
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	175	176
		382,724

U.S. TREASURY BONDS & NOTES — 23.54%
U.S. Treasury 5.75% 2010	5,000	5,122
U.S. Treasury 4.625% 2011	6,000	5,927
U.S. Treasury 4.875% 2011[4]	4,750	4,743
U.S. Treasury 3.625% 2013	1,000	935
U.S. Treasury 3.875% 2013	9,975	9,473
U.S. Treasury 4.25% 2013	42,750	41,280
U.S. Treasury 4.25% 2014[4]	9,000	8,608
U.S. Treasury 11.25% 2015[4]	5,000	6,954
U.S. Treasury 5.125% 2016[4]	18,000	18,098
U.S. Treasury 8.875% 2017	3,690	4,781
U.S. Treasury 8.125% 2019[4]	13,195	16,685
U.S. Treasury 8.50% 2020[4]	11,750	15,339
U.S. Treasury 7.875% 2021	3,250	4,091
U.S. Treasury 7.125% 2023	2,000	2,402
U.S. Treasury 5.375% 2031[4]	5,500	5,650
U.S. Treasury 4.50% 2036	13,850	12,543
		162,631

ASSET-BACKED OBLIGATIONS[1]— 10.08%
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	974
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,570	5,521
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	5,214	5,198
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	1,000	994
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[3]	6,125	6,094
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	5,208	5,124
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	750	742
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	4,000	4,019
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	1,092	1,074
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,962
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-13, MBIA insured, 6.03% 2037	1,000	995
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	1,842	1,868
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	2,626	2,625
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3]	2,650	2,572
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,464
MBNA Credit Card Master Note Trust, Series 2005-9, Class A, 5.36% 2013[2]	900	901
CWHEQ Home Equity Loan Trust, Series 2007-9, Class 2-A-3, 5.50% 2047[2,3]	2,150	2,149
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3]	2,288	2,137
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,125	2,061
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	2,000	1,988
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,760
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	1,000	995
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	750	729
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[3]	1,650	1,649
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	1,644	1,628
Capital One Multi-asset Execution Trust, Series 2005-11, Class A, 5.36% 2013[2]	600	600
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	950	942
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	1,550	1,529
Chase Issuance Trust, Series 2006-8, Class A, 5.38% 2016[2]	1,500	1,503
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	1,450	1,409
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 5.57% 2013[2]	1,250	1,259
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	1,000	1,030
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,000	998
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	1,000	998
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031[2]	555	554
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	543	542
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[2]	41	41
		69,628

FEDERAL AGENCY BONDS & NOTES — 7.23%
Freddie Mac 5.25% 2011	9,000	8,999
Freddie Mac 4.50% 2014	8,000	7,626
Fannie Mae 6.00% 2011	11,250	11,539
Fannie Mae: 4.125% 2014	3,000	2,790
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	5,729	5,612
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	874	873
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	707	712
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	1,968	2,016
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	2,747	2,649
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	939
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	1,989
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	2,000	1,975
Federal Home Loan Bank 5.26% 2008[2]	1,500	1,500
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	679	687
		49,906

INDUSTRIALS — 0.51%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	2,275	2,359
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,201	1,179
		3,538

UTILITIES — 0.22%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[3]	1,500	1,508

ENERGY — 0.05%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	333	329

Total bonds & notes (cost: $678,564,000)		670,264

Short-term securities — 8.24%

Private Export Funding Corp. 5.26% due 7/16/2007[3]	10,000	9,977
IBM Corp. 5.19% due 7/2/2007[3]	9,600	9,597
Federal Home Loan Bank 5.13% due 7/20/2007	8,400	8,376
Wal-Mart Stores Inc. 5.18% due 7/17/2007[3]	7,500	7,482
Park Avenue Receivables Co., LLC 5.27% due 7/10/2007[3]	7,300	7,289
Coca-Cola Co. 5.22% due 7/11/2007[3]	6,100	6,090
CAFCO LLC 5.26% due 8/14/2007[3,4]	5,000	4,967
AT&T Inc. 5.24% due 7/31/2007[3]	2,900	2,887
Three Pillars Funding, LLC 5.37% due 7/2/2007[3]	300	300

Total short-term securities (cost: $56,965,000)		56,965

Total investment securities (cost: $735,529,000)		727,229
Other assets less liabilities		(36,432)

Net assets		$690,797

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $99,081,000, which represented 14.34% of the net assets of the fund.

[4]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Cash Management Fund
Investment portfolio

June 30, 2007		unaudited

	Principal amount	Market value
Short-term securities — 99.89%	(000)	(000)

CORPORATE SHORT-TERM NOTES — 92.55%
Procter & Gamble International Funding S.C.A. 5.21% due 8/1/2007[1]	$10,700	$10,652
Emerson Electric Co. 5.24% due 7/10–7/17/2007[1]	10,300	10,277
Paccar Financial Corp. 5.21% due 7/18/2007	10,200	10,175
Becton, Dickinson and Co. 5.20%–5.21% due 7/13–8/6/2007	10,046	10,009
Eksportfinans ASA 5.29% due 7/2/2007[1]	10,000	9,997
Liberty Street Funding Corp. 5.28% due 7/9/2007[1]	10,000	9,987
Kimberly-Clark Worldwide Inc. 5.20% due 7/11/2007[1]	10,000	9,984
Harvard University 5.185% due 7/16/2007	10,000	9,977
Hewlett-Packard Co. 5.26% due 7/19/2007[1]	10,000	9,972
Swedish Export Credit Corp. 5.235% due 7/23/2007	10,000	9,967
Honeywell International Inc. 5.20%–5.22% due 7/20–7/26/2007[1]	10,000	9,967
Target Corp. 5.24% due 7/23/2007	10,000	9,966
Wal-Mart Stores Inc. 5.18% due 7/24/2007[1]	10,000	9,966
Hershey Co. 5.20% due 7/25/2007[1]	10,000	9,964
E.I. duPont de Nemours and Co. 5.22% due 7/31/2007[1]	10,000	9,955
Park Avenue Receivables Co., LLC 5.25% due 7/31/2007[1]	10,000	9,955
Chevron Funding Corp. 5.21% due 8/2/2007	10,000	9,952
International Lease Finance Corp. 5.235% due 8/3/2007	10,000	9,950
NetJets Inc. 5.19% due 8/6/2007[1]	10,000	9,947
Electricité de France 5.23%–5.24% due 8/6/2007	10,000	9,947
CBA (Delaware) Finance Inc. 5.25% due 8/20/2007	10,000	9,926
Anheuser-Busch Cos. Inc. 5.20% due 8/24/2007[1]	10,000	9,920
UBS Finance (Delaware) LLC 5.24%–5.26% due 7/23–7/24/2007	9,800	9,767
Coca-Cola Co. 5.19%–5.20% due 7/6–7/13/2007[1]	9,600	9,591
Danske Corp. 5.25%–5.28% due 7/6/2007[1]	9,500	9,492
3M Co. 5.23% due 7/10/2007	9,500	9,486
CIT Group, Inc. 5.25% due 7/12–7/24/2007[1]	9,400	9,375
Variable Funding Capital Corp. 5.25%–5.27 due 7/19/2007[1]	9,400	9,374
AT&T Inc. 5.24% due 7/30/2007[1]	9,000	8,961
BNP Paribas Finance Inc. 5.25% due 8/24/2007	9,000	8,931
Barton Capital LLC 5.25% due 7/2/2007[1]	8,700	8,697
CAFCO, LLC 5.275%–5.28% due 8/16–8/22/2007[1]	8,600	8,537
American Express Credit Corp. 5.24% due 7/17/2007	8,200	8,180
Amsterdam Funding Corp. 5.26% due 7/18/2007[1]	8,100	8,079
Clipper Receivables Co., LLC 5.25% due 8/2/2007[1]	8,000	7,961
Ranger Funding Co. LLC 5.24%–5.27% due 7/13–9/6/2007[1]	8,000	7,960
Novartis Finance Corp. 5.21% due 8/8/2007[1]	8,000	7,955
AstraZeneca PLC 5.25% due 8/15/2007	8,000	7,949
Johnson & Johnson 5.19% due 8/17/2007[1]	8,000	7,947
Credit Suisse New York Branch 5.25% due 7/30/2007	7,500	7,468
IBM Corp. 5.18% due 7/16/2007[1]	7,400	7,383
Abbott Laboratories 5.21% due 7/9/2007[1]	7,000	6,991
Medtronic Inc. 5.23% due 7/10/2007[1]	7,000	6,990
Concentrate Manufacturing Co. of Ireland 5.21% due 7/11/2007[1]	6,200	6,190
Caterpillar Financial Services Corp. 5.23% due 7/2/2007	5,700	5,698
Stadshypotek Delaware Inc. 5.23% due 8/6/2007[1]	5,100	5,073
Brown-Forman Corp. 5.28% due 7/11/2007[1]	5,000	4,992
Old Line Funding, LLC 5.25% due 7/12/2007[1]	5,000	4,991
McCormick & Co., Inc. 5.22% due 7/18/2007[1]	5,000	4,987
Illinois Tool Works Inc. 5.24% due 7/26/2007	5,000	4,981
American Honda Finance Corp. 5.24% due 7/26/2007	5,000	4,981
Harley-Davidson Funding Corp. 5.21% due 8/3/2007[1]	5,000	4,975
United Parcel Service Inc. 5.19% due 8/16/2007[1]	5,000	4,966
Sheffield Receivables Corp. 5.27% due 7/5/2007[1]	4,800	4,796
Siemens Capital Co. LLC 5.27% due 7/13/2007[1]	4,700	4,691
BASF AG 5.27% due 7/3/2007[1]	4,500	4,498
Bank of Ireland 5.25% due 8/3/2007[1]	4,500	4,479
		467,784

FEDERAL AGENCY DISCOUNT NOTES — 5.36%
Fannie Mae 5.15% due 7/25/2007	10,000	9,964
Freddie Mac 5.15% due 7/23/2007	9,500	9,469
Federal Home Loan Bank 5.12%–5.13% due 7/13–8/8/2007	7,700	7,668
		27,101

CERTIFICATES OF DEPOSIT — 1.98%
Union Bank of California, N.A. 5.26% due 7/16/2007	10,000	10,000

Total investment securities (cost: $504,868,000)		504,885
Other assets less liabilities		535

Net assets		$505,420

[1]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $310,474,000, which represented 61.43% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series and the American Funds. This and other important information is contained in the prospectus for the insurance series and the funds, which can be obtained from a financial adviser and should be read carefully before investing.

American Funds Insurance Series serves as the underlying investment for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can only be purchased through insurance products. This material is not an offer of the funds.

MFGEFP-995-0807-S10937

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: September 7, 2007

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: September 7, 2007